   AS FILED WITH THE U.S. SECURITIES AND EXCHANGE COMMISSION ON APRIL 30, 2007


                                                              File No. 033-91476
                                                              File No. 811-09032

                     U.S. SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM N-1A

                   REGISTRATION STATEMENT UNDER THE SECURITIES
                                    ACT OF 1933                              [ ]
                         POST-EFFECTIVE AMENDMENT NO. 22                     [X]
                                       AND

                   REGISTRATION STATEMENT UNDER THE INVESTMENT
                               COMPANY ACT OF 1940                           [ ]
                                AMENDMENT NO. 23                             [X]

                           STI CLASSIC VARIABLE TRUST
               (Exact Name of Registrant as Specified in Charter)

                               101 Federal Street
                           Boston, Massachusetts 02110
               (Address of Principal Executive Offices, Zip Code)

        Registrant's Telephone Number, including Area Code: 888-784-3863

                                Cynthia Surprise
                       c/o BISYS Fund Services Ohio, Inc.
                          100 Summer Street, Suite 1500
                                Boston, MA 02110
                     (Name and Address of Agent for Service)

                                   Copies to:

Richard W. Grant, Esquire                           W. John McGuire, Esquire
Morgan, Lewis & Bockius LLP                         Morgan, Lewis & Bockius LLP
One Oxford Centre                                   1111 Pennsylvania Avenue, NW
Pittsburgh, PA 15219-6401                           Washington, DC  20004

     It is proposed that this filing become effective (check appropriate box):


[X]  Immediately upon filing pursuant to paragraph (b)

[ ]  On [date] pursuant to paragraph (b)


[ ]  60 days after filing pursuant to paragraph (a)(1)

[ ]  On [date] pursuant to paragraph (a)(1)

[ ]  75 days after filing pursuant to paragraph (a)(2)

[ ]  On [date] pursuant to paragraph (a) of Rule 485

                                   PROSPECTUS
                           STI CLASSIC VARIABLE TRUST

                          LARGE CAP GROWTH STOCK FUND


                     (FORMERLY, CAPITAL APPRECIATION FUND)


                                  MAY 1, 2007

                        INVESTMENT ADVISER TO THE FUND:
                TRUSCO CAPITAL MANAGEMENT, INC. (THE "ADVISER")

                                    STI LOGO

     The Securities and Exchange Commission has not approved or disapproved these securities or passed upon the adequacy of this prospectus. Any representation to the contrary is a criminal offense.

PROSPECTUS
ABOUT THIS PROSPECTUS


The STI Classic Variable Trust is a mutual fund family that offers shares in separate investment portfolios ("funds") that have individual investment goals and strategies. The funds are available to the public only through the purchase of certain variable annuity and variable life insurance contracts ("Contracts") issued by various life insurance companies. This prospectus gives you important information about the Large Cap Growth Stock Fund ("Fund") that you should know before investing. Please read this prospectus in conjunction with your Contract prospectus and keep it for future reference.


This prospectus has been arranged into different sections so that you can easily review this important information. On the next page, there is some general information you should know about the risk and return of the Fund. For more detailed information about the Fund, please see:


 2               FUND SUMMARY

 5               MORE INFORMATION ABOUT RISK

 6               MORE INFORMATION ABOUT FUND INVESTMENTS

 6               INFORMATION ABOUT PORTFOLIO HOLDINGS

 6               INVESTMENT ADVISER

 7               PORTFOLIO MANAGERS

 7               PURCHASING AND SELLING FUND SHARES

 9               MARKET TIMING POLICIES AND PROCEDURES

 10              DIVIDENDS AND DISTRIBUTIONS

 10              TAXES

 11              FINANCIAL HIGHLIGHTS

 14              HOW TO OBTAIN MORE INFORMATION ABOUT THE
                  STI CLASSIC VARIABLE TRUST


--------------------------------------------------------------------------------

(SUITCASE ICON)                 FUND SUMMARY
(TELESCOPE ICON)                INVESTMENT STRATEGY
(LIFE PRESERVER ICON)           WHAT ARE THE PRINCIPAL RISKS OF INVESTING?
(TARGET ICON)                   PERFORMANCE INFORMATION
(LINE GRAPH ICON)               WHAT IS AN INDEX?
(COIN ICON)                     FUND EXPENSES
(MAGNIFYING GLASS ICON)         INVESTMENT ADVISER
(HANDSHAKE ICON)                HOW TO PURCHASE FUND SHARES

--------------------------------------------------------------------------------

MAY 1, 2007

                                                                   PROSPECTUS  1

                                                         RISK/RETURN INFORMATION

The Fund is a mutual fund. A mutual fund pools shareholders' money and, using professional investment managers, invests it in securities.

The Fund has its own investment goal and strategies for reaching that goal. The Adviser invests Fund assets in a way that it believes will help the Fund achieve its goal. Still, investing in the Fund involves risk and there is no guarantee that the Fund will achieve its goal. The Adviser's judgments about the markets, the economy or companies may not anticipate actual market movements, economic conditions or company performance, and these judgments may affect the return on your investment. In fact, no matter how good a job the Adviser does, you could lose money on your investment in the Fund, just as you could with other investments. A FUND SHARE IS NOT A BANK DEPOSIT, AND IT IS NOT INSURED OR GUARANTEED BY THE FDIC OR ANY OTHER GOVERNMENT AGENCY.

The value of your investment in the Fund is based on the market prices of the securities the Fund holds. These prices change daily due to economic and other events that affect particular companies and other issuers. These price movements, sometimes called volatility, may be greater or lesser depending on the types of securities the Fund owns and the markets in which they trade. The effect on the Fund of a change in the value of a single security will depend on how widely the Fund diversifies its holdings.

The Fund's goal may be changed without shareholder approval. Before investing, make sure that the Fund's goal matches your own.

LARGE CAP GROWTH STOCK FUND




           2  PROSPECTUS

(SUITCASE ICON)
        FUND SUMMARY

INVESTMENT GOAL                              Capital appreciation
INVESTMENT FOCUS                             U.S. common stocks
SHARE PRICE VOLATILITY                       Moderate
PRINCIPAL INVESTMENT STRATEGY                Attempts to identify companies with above average growth
                                             potential
INVESTOR PROFILE                             Investors who want the value of their investment to grow,
                                             but do not need to receive income on their investment

(TELESCOPE ICON)
               INVESTMENT STRATEGY


               Under normal circumstances, the Large Cap Growth Stock Fund invests at least 80% of its net assets in common stocks and other
U.S. traded equity securities of large cap companies. U.S. traded equity securities may include listed American Depositary Receipts ("ADRs"). The Adviser considers large cap companies to be companies with market capitalizations of at least $3 billion. The Adviser will seek out companies it believes have strong business fundamentals, such as revenue growth, cash flows and earnings trends. The Fund may invest in mid-cap stocks.


In selecting investments for the Fund, the Adviser chooses companies that it believes have above average growth potential. The Adviser applies proprietary models to rank stocks based on earnings trends and valuations. It then performs in-depth fundamental analysis to determine the quality and sustainability of earnings, as well as the quality of management. Risk controls are in place to assist in maintaining a portfolio that is diversified by security type and industry sector. The Adviser uses a "bottom-up" process based on individual company earnings trends and fundamentals to determine the weighting of the Fund's investments in various equity market sectors.

Because companies tend to shift in relative attractiveness, the Fund may buy and sell securities frequently, which may result in higher transaction costs, additional capital gains tax liabilities and lower performance.

In addition, to implement its investment strategy, the Fund may buy or sell, to a limited extent, derivative instruments (such as futures, options and swaps) to use as a substitute for a purchase or sale of a position in the underlying assets and/or as part of a strategy designed to reduce exposure to other risks, such as market risk.

            WHAT ARE THE PRINCIPAL RISKS OF INVESTING IN THIS FUND?
(LIFE PRESERVER ICON)
            Since it purchases equity securities, the Fund is subject to the risk that stock prices will fall over short or extended periods of time. Historically, the equity market has moved in cycles, and the value of the Fund's securities may fluctuate drastically from day to day. Individual companies may report poor results or be negatively affected by industry and/or economic trends and developments. The prices of securities issued by such companies may suffer a decline in response. These factors contribute to price volatility, which is the principal risk of investing in the Fund.

Because the Fund may invest in ADRs, it is subject to some of the same risks as direct investments in foreign companies. These include the risk that political and economic events unique to a country or region will affect those markets and their issuers. These events will not necessarily affect the U.S. economy or similar issuers located outside the United States.


Large cap stocks can perform differently from other segments of the equity market or the equity market as a whole. Large capitalization companies may be less flexible in evolving markets or unable to implement change as quickly as smaller capitalization companies. Accordingly, the value of large cap stocks may not rise to the same extent as the value of small or mid-cap stocks.


Mid-cap stocks can perform differently from other segments of the equity market or the equity market as a whole and can be more volatile than stocks of larger companies.


Because the Fund may invest in derivatives, it is exposed to additional volatility and potential losses.



For further information about these and other risks, see "More Information About Risk."

                                                     LARGE CAP GROWTH STOCK FUND




                                                                   PROSPECTUS  3

(TARGET ICON)
             PERFORMANCE INFORMATION

             The bar chart and the performance table that follow illustrate the risks and volatility of an investment in the Fund. The Fund's past performance does not indicate how the Fund will perform in the future. The bar chart and the performance table do not reflect the impact of any Contract expenses, fees or charges. If these charges had been reflected, returns would be less than shown.

This bar chart shows changes in the performance of the Fund's shares from calendar year to calendar year.

(BAR CHART)

1997                     36.54%
1998                     28.97%
1999                      8.73%
2000                      3.07%
2001                     -5.34%
2002                    -21.89%
2003                     18.45%
2004                      6.75%
2005                     -0.90%
2006                     10.83%


      BEST QUARTER               WORST QUARTER
         22.64%                     -14.76
        12/31/98                    9/30/01


-------------------------------------------------------------
AVERAGE ANNUAL TOTAL RETURNS
-------------------------------------------------------------


This table compares the Fund's average annual total returns for the periods ended December 31, 2006 to those of the Russell 1000(R) Growth Index.



                          1 YEAR   5 YEARS   10 YEARS
Large Cap Growth Stock
Fund                      10.83%    1.64%      7.32%
Russell 1000(R) Growth
Index(1,2)                 9.07%    2.69%      5.44%
S&P 500(R) Index(1,2)     15.79%    6.19%      8.42%



(1) Reflects no deductions for fees or expenses.



(2) The Fund's benchmark changed from the S&P 500(R) Index to the Russell 1000(R) Growth Index to better reflect the Fund's investment style.


(LINE GRAPH ICON)
          -------------------------------------------------------------
          WHAT IS AN INDEX?
          -------------------------------------------------------------

          An index measures the market prices of a specific group of securities in a particular market or market sector. You cannot invest directly in an index. Unlike a mutual fund, an index does not have an investment adviser and does not pay any commissions or expenses. If an index had expenses, its performance would be lower. The Russell 1000(R) Growth Index measures the performance of those Russell 1000(R) companies with higher price-to-book ratios and higher forecasted growth values. The Russell 1000(R) Index is a comprehensive large cap index measuring the performance of the largest 1,000 U.S. incorporated companies. The S&P 500(R) Index is a widely-recognized, market value-weighted (higher market value stocks have more influence than lower market value stocks) index of 500 stocks designed to mimic the overall U.S. equity market's industry weightings.

LARGE CAP GROWTH STOCK FUND




           4  PROSPECTUS

(COIN ICON)
        FUND FEES AND EXPENSES

        This table describes the fees and expenses that you may pay if you buy and hold Fund shares. This table does not, however, include any separate account or Contract expenses, fees or charges. If these amounts were included, the expenses shown below would be higher. The annual fund operating expenses shown in the table below are based on amounts incurred during the Fund's most recent fiscal year, unless otherwise indicated.

--------------------------------------------------------------------------------
ANNUAL FUND OPERATING EXPENSES (EXPENSES DEDUCTED FROM FUND ASSETS)
--------------------------------------------------------------------------------


Investment Advisory Fees                                                   0.97 %
Other Expenses                                                             0.31 %
                                                                           ------
Total Annual Operating Expenses                                            1.28 %
Fee Waivers and Expense Reimbursements*                                   (0.23)%
                                                                           ------
Net Expenses                                                               1.05 %



* Effective May 1, 2007 the Adviser has contractually agreed to waive fees and reimburse expenses until at least May 1, 2008 in order to keep total operating expenses from exceeding 1.05%. If at any point before May 1, 2010, total annual operating expenses are less than the expense cap, the Adviser may retain the difference to recapture any of the prior waivers or reimbursements.


-------------------------------------------------------------
EXAMPLE
-------------------------------------------------------------

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and that you sell your shares at the end of those periods.


The Example also assumes that each year your investment has a 5% return, Fund operating expenses remain the same (except that the effect of the operating expense limit between the Adviser and the Fund is only taken into account for the 1 year period and the first year of the 3-year, 5-year and 10-year periods, as it will expire on May 1, 2008 unless renewed) and you reinvest all dividends and distributions. The Example does not include any separate account or Contract expenses, fees or charges. If these amounts were included, the expenses shown below would be higher. Although your actual costs and returns might be different, your approximate costs of investing $10,000 in the Fund would be:



         1 YEAR    3 YEARS    5 YEARS    10 YEARS
          $107      $384       $681       $1,528


-------------------------------------------------------------
FUND EXPENSES
-------------------------------------------------------------

Every mutual fund has operating expenses to pay for professional advisory, shareholder, distribution, administration and custody services. The Fund's expenses in the table above are shown as a percentage of the Fund's net assets. These expenses are deducted from Fund assets. For more information about these fees, see "Investment Adviser."

                                                     MORE INFORMATION ABOUT RISK



                                                                   PROSPECTUS  5

(LIFE PRESERVER ICON)
            MORE INFORMATION
            ABOUT RISK

DERIVATIVES RISK

Derivatives may involve risks different from, and possibly greater than, those of traditional investments. The Fund may use derivatives (such as futures, options, and swaps) to attempt to achieve its investment objective and offset certain investment risks, while at the same time maintaining liquidity. These positions may be established for hedging or non-hedging purposes. Risks associated with the use of derivatives include those associated with hedging and leveraging activities:

- The success of a hedging strategy may depend on an ability to predict movements in the prices of individual securities, fluctuations in markets, and movements in interest rates.

- The Fund experiencing losses over certain ranges in the market that exceed losses experienced by a fund that does not use derivatives.

- There may be an imperfect or no correlation between the changes in market value of the securities held by the Fund and the prices of derivatives.

- There may not be a liquid secondary market for derivatives.

- Trading restrictions or limitations may be imposed by an exchange.

- Government regulations may restrict trading in derivatives.

- The other party to an agreement (e.g., options or swaps) may default; however, in certain circumstances, such counterparty risk may be reduced by having an organization with very good credit act as intermediary.

Because options premiums paid or received by the Fund are small in relation to the market value of the investments underlying the options, buying and selling put and call options can be more speculative than investing directly in securities.


To limit leveraging risk, the Fund observes asset segregation requirements to cover its obligations under derivative instruments. By setting aside assets equal only to its net obligations under certain derivative instruments, the Fund will have the ability to employ leverage to a greater extent than if the Fund were required to segregate assets equal to the full notional value of such derivative instruments.


EQUITY RISK


Equity securities include public and privately issued equity securities, common and preferred stocks, warrants, rights to subscribe to common stock and convertible securities, as well as instruments that attempt to track the price movement of equity indices. Investments in equity securities and equity derivatives in general are subject to market risks that may cause their prices to fluctuate over time. The value of securities convertible into equity securities, such as warrants or convertible debt, is also affected by prevailing interest rates, the credit quality of the issuer and any call provision. Fluctuations in the value of equity securities in which the Fund invests will cause the Fund's net asset value to fluctuate. An investment in a portfolio of equity securities may be more suitable for long-term investors who can bear the risk of these share price fluctuations.

EXCHANGE TRADED FUND RISK


The Fund may purchase shares of exchange-traded funds ("ETFs") to temporarily gain exposure to a particular portion of the market while awaiting an opportunity to purchase securities directly. ETFs are investment companies that are bought and sold on a securities exchange. An ETF holds a portfolio of securities designed to track a particular market segment or index. ETFs, like mutual funds, have expenses associated with their operation, including advisory fees. When the Fund invests in an ETF, in addition to directly bearing expenses associated with its own operations, it will bear a pro rata portion of the ETF's expenses. The risks of owning shares of an ETF generally reflect the risks of owning the underlying securities the ETF is designed to track, although lack of liquidity in an ETF could result in it being more volatile than the underlying portfolio of securities. In addition, because of ETF expenses, compared to owning the underlying securities directly, it may be more costly to own an ETF.

FOREIGN SECURITY RISK


Investments in securities of foreign companies or governments can be more volatile than investments in U.S. companies or governments. Political and economic events unique to a country or region will affect those

MORE INFORMATION ABOUT FUND INVESTMENTS




           6  PROSPECTUS

markets and their issuers. These events will not necessarily affect the U.S. economy or similar issuers located in the United States. Diplomatic, political, or economic developments, including nationalization or appropriation, could affect investments in foreign countries. Foreign securities markets generally have less trading volume and less liquidity than U.S. markets.

Foreign companies or governments generally are not subject to uniform accounting, auditing, and financial reporting standards comparable to those applicable to domestic U.S. companies or governments. Transaction costs are generally higher than those in the U.S. and expenses for custodial arrangements of foreign securities may be somewhat greater than typical expenses for custodial arrangements of similar U.S. securities. Some foreign governments levy withholding taxes against dividend and interest income. Although in some countries a portion of these taxes are recoverable, the non-recovered portion will reduce the income received from the securities comprising the portfolio.

LARGE COMPANY RISK

Large cap stocks can perform differently from other segments of the equity market or the equity market as a whole. Companies with large capitalizations tend to go in and out of favor based on market and economic conditions and, while they can be less volatile than companies with smaller market capitalizations, they may also be less flexible in evolving markets or unable to implement change as quickly as their smaller counterparts. Accordingly, the value of large cap stocks may not rise to the same extent as the value of small or mid-cap companies.

SMALLER COMPANY RISK

Small and mid-capitalization stocks can perform differently from other segments of the equity market or the equity market as a whole. The small and mid-capitalization companies the Fund invests in may be more vulnerable to adverse business or economic events than larger, more established companies. In particular, these companies may have limited product lines, markets and financial resources, and may depend upon a relatively small management group. Therefore, small and mid-cap stocks can be more volatile than those of larger companies. These securities may be traded over-the-counter or listed on an exchange.

(MOUNTAIN ICON)
           MORE INFORMATION ABOUT FUND INVESTMENTS

           This prospectus describes the Fund's primary strategies, and the Fund will normally invest in the types of securities described in this prospectus. However, in addition to the investments and strategies described in this prospectus, the Fund also may invest in other securities, use other strategies and engage in other investment practices. These investments and strategies, as well as those described in this prospectus, are described in detail in the Statement of Additional Information.

The investments and strategies described in this prospectus are those that the Fund uses under normal conditions. During unusual economic or market conditions, or for temporary defensive or liquidity purposes, the Fund may invest up to 100% of its assets in cash, money market instruments, repurchase agreements and short-term obligations. The Fund will do so only if the Adviser believes that the risk of loss outweighs the opportunity for capital gains or higher income. Of course, the Fund cannot guarantee that it will achieve its investment goal.

INFORMATION ABOUT PORTFOLIO HOLDINGS

A description of the Fund's policies and procedures with respect to the circumstances under which the Fund discloses its portfolio securities is available in the Statement of Additional Information.

(MAGNIFYING GLASS ICON)
                INVESTMENT ADVISER


                Trusco Capital Management, Inc., ("Trusco" or the "Adviser") 50 Hurt Plaza, Suite 1400, Atlanta, Georgia 30303, serves as the investment adviser to the Fund. As of December 31, 2006, Trusco had approximately $73.4 billion in assets under management. For the fiscal year ended December 31, 2006, the Adviser received advisory fees (after waivers) of 0.81%.

                                                              PORTFOLIO MANAGERS




                                                                   PROSPECTUS  7

Breakpoints are used in computing the advisory fee as follows:


AVERAGE DAILY NET ASSETS  DISCOUNT FROM FULL FEE
------------------------  ----------------------
First $500 million        None -- Full Fee of
                          0.97%
Next $500 million         5%
Over $1 billion           10%


The Fund's annual report to shareholders for the period ended December 31, 2006 contains a discussion of the basis for the Board of Trustees' approval of the continuance of the Investment Advisory Agreement with the Adviser.

The Adviser is responsible for making investment decisions for the Fund and continuously reviews, supervises and administers the Fund's investment program. The Board of Trustees supervises the Adviser and establishes policies that the Adviser must follow in its management activities.

The Adviser may use its affiliates as brokers for Fund transactions.

The Adviser may compensate, from its own assets, insurance companies for providing administrative services in connection with offering the Fund under their Contracts.

An investment adviser has a fiduciary obligation to its clients when the adviser has authority to vote their proxies. Under the current contractual agreement the Adviser is authorized to vote proxies on behalf of the Fund. Information regarding the Adviser's, and thus the Fund's, Proxy Voting Policies and Procedures is provided in the Statement of Additional Information. A copy of the Adviser's Proxy Voting Policies and Procedures may be obtained by contacting the STI Classic Variable Trust at 1-888-STI-FUND, or by visiting www.sticlassicfunds.com.


PORTFOLIO MANAGERS



Mr. Christopher Guinther has served as Managing Director of Trusco since February 2007. He has co-managed the Fund since March 2007. Prior to joining Trusco, Mr. Guinther served as an Institutional Small Cap Growth Portfolio Manager of Northern Trust Bank from September 2005 through January 2007, Small Cap Growth Portfolio Manager of Principal Financial Group from September 2003 to August 2005, and as One Group's Small Cap Growth Co-Mutual Fund Manager of Banc One Investment Advisers from January 1996 through March 2003. He has more than 15 years of investment experience.



Mr. Michael A. Sansoterra has served as Managing Director of Trusco since March 2007. He has co-managed the Fund since March 2007. Prior to joining Trusco, Mr. Sansoterra served as a Senior Equity Analyst and Large Cap Diversified Growth Portfolio Manager of Principal Global Investors from February 2003 through March 2007, and as Senior Equity Analyst for USAA Investment Management from November 2001 through February 2003. He has more than 11 years of investment experience.


The Statement of Additional Information provides additional information regarding the Fund's portfolio managers' compensation, other accounts managed by the portfolio managers, potential conflicts of interest and the portfolio managers' ownership of securities of the Fund.

(HANDSHAKE ICON)
                  PURCHASING AND SELLING FUND SHARES

This section tells you how to purchase and sell (sometimes called "redeem") shares of the Fund.

HOW TO PURCHASE FUND SHARES

Generally, you may not purchase Fund shares directly. Rather, Fund shares are sold to insurance companies for their separate accounts. Separate accounts are used by insurance companies to fund variable annuity and variable life insurance contracts. As a result, you, as a customer of an insurance company, may allocate value under a Contract to the Fund. An insurance company purchases and redeems shares of the Fund based on, among other things, the amount of net contract premiums or purchase payments transferred to the separate accounts, transfers to or from a separate account investment division, policy loans, repayments and benefit payments to the terms of the Contract at the Fund's net asset value per share calculated as of that same day. Please refer to the Contract prospectus for information on how to make investments and redemptions.

PURCHASING AND SELLING FUND SHARES




           8  PROSPECTUS

WHEN CAN YOU PURCHASE SHARES?

You may purchase shares on any day that the New York Stock Exchange (the "NYSE") is open for business (a "Business Day").


The price per share (the offering price) will be the net asset value per share ("NAV") next determined after the Fund receives your purchase order in proper form. The Fund calculates its NAV once each Business Day at the regularly scheduled close of normal trading on the NYSE (normally, 4:00 p.m., Eastern
Time). So, for you to receive the current Business Day's NAV your insurance company must receive your purchase order in proper form before 4:00 p.m. Eastern Time. If the NYSE closes early--such as on days in advance of certain holidays--the Fund will calculate NAV as of the earlier closing time. The Fund will not accept orders that request a particular day or price for the transaction or any other special conditions.


The Fund may reject any purchase order.

HOW THE FUND CALCULATES NAV

NAV is calculated by adding the total value of the Fund's investments and other assets, subtracting its liabilities and then dividing that figure by the number of outstanding shares of the Fund.

In calculating NAV, the Fund generally values its investment portfolio at market price. If market prices are not readily available or the Fund reasonably believes that they are unreliable, such as in the case of a security value that has been materially affected by events occurring after the relevant market closes, the Fund is required to price those securities at fair value as determined in good faith using methods approved by the Board of Trustees. The Fund's determination of a security's fair value price often involves the consideration of a number of subjective factors, and is therefore subject to the unavoidable risk that the value that the Fund assigns to a security may be higher or lower than the security's value would be if a reliable market quotation for the security was readily available.

Although the Fund invests primarily in the stocks of U.S. companies that are traded on U.S. exchanges, there may be limited circumstances in which the Fund would price securities at fair value - for example, if the exchange on which a portfolio security is principally traded closed early or if trading in a particular security was halted during the day and did not resume prior to the time the Fund calculated its NAV.

With respect to non-U.S. securities held by the Fund, the Fund may take factors influencing specific markets or issues into consideration in determining the fair value of a non-U.S. security. International securities markets may be open on days when the U.S. markets are closed. In such cases, the value of any international securities owned by the Fund may be significantly affected on days when investors cannot buy or sell shares. In addition, due to the difference in times between the close of the international markets and the time the Fund prices its shares, the value the Fund assigns to securities generally will not be the same as the primary markets or exchanges. In determining fair value prices, the Fund may consider the performance of securities on their primary exchanges, foreign currency appreciation/ depreciation, securities market movements in the U.S., or other relevant information as related to the securities.

HOW TO SELL YOUR FUND SHARES

You may sell your shares on any Business Day by contacting your insurance company. All redemption orders will be processed and payments will be made within seven days after tender. Your insurance company will give you information about how to sell your shares. The sale price of each share will be the NAV next determined after the insurance company receives your request. Your insurance company or retirement plan sponsor may have different cut-off times for determining NAV. Please refer to the Contract prospectus for information on how to make investments and redemptions.

SUSPENSION OF YOUR RIGHT TO SELL YOUR SHARES

The Fund may suspend your right to sell your shares if the NYSE restricts trading, the SEC declares an emergency or for other reasons approved by the SEC. More information about this is in the Statement of Additional Information.

                                           MARKET TIMING POLICIES AND PROCEDURES



                                                                   PROSPECTUS  9

MARKET TIMING POLICIES AND PROCEDURES

The Fund is intended for long-term investment purposes only and discourages shareholders from engaging in "market timing" or other types of excessive short-term trading. This frequent trading into and out of the Fund may present risks to the Fund's long-term shareholders, all of which could adversely affect shareholder returns. The risks posed by frequent trading include interfering with the efficient implementation of the Fund's investment strategies, requiring the Fund to maintain higher cash balances to meet redemption requests, and experiencing increased transaction costs.

When the Fund invests in foreign securities, its performance may be adversely impacted and the interests of longer-term shareholders may be diluted as a result of time-zone arbitrage, a short-term trading practice that seeks to exploit changes in the value of the Fund's investments that result from events occurring after the close of the foreign markets on which the investments trade, but prior to the time the Fund determines its NAV. If an arbitrageur is successful, he or she may dilute the interests of other shareholders by trading shares at prices that do not fully reflect their fair value.

When the Fund invests in securities that may trade infrequently or may be more difficult to value, such as securities of smaller companies, it may be susceptible to trading by short-term traders who seek to exploit perceived price inefficiencies in the Fund's investments. In addition, the market for such securities may at times show "market momentum," in which positive or negative performance may continue from one day to the next for reasons unrelated to the fundamentals of the issuer. Short-term traders may seek to capture this momentum by trading frequently in the Fund's shares, which may reduce the Fund's performance and dilute the interests of other shareholders. Because securities of smaller companies may be less liquid than securities of larger companies, if the Fund invests in smaller companies it may also be unable to buy or sell these securities at desirable prices in response to volatile cash flows caused by short-term trading.


Purchase and redemption transactions submitted to the Fund by insurance company separate accounts reflect the transactions of multiple Contract owners whose individual transactions are not automatically disclosed to the Fund. Therefore, the Fund relies in large part on the insurance companies to aid in its effort to detect and deter short-term trading by individual Contract owners. If the insurance companies notify the Fund, or the Fund otherwise becomes aware, that short-term trading activity has been detected, the Fund will request the insurance companies issuing the Contracts to take steps to prevent any future short-term trading by such Contract owners. The Fund cannot guarantee the accuracy of the information provided by the insurance companies and may not always be able to track short-term trading effected through these insurance companies. The Fund has the right to terminate a separate account's ability to invest in the Fund if excessive trading activity persists and the Fund or its Adviser reasonably believes that such termination would be in the best interests of long-term shareholders. Further, the Fund seeks to discourage short-term trading by using fair value pricing procedures to fair value certain investments under some circumstances.



There may be additional restrictions on short-term trading at the Contract level and Contract owners should consult the prospectus for their Contract for additional information on Contract level restrictions relating to short-term trading.

DIVIDENDS, DISTRIBUTIONS AND TAXES



          10  PROSPECTUS

DIVIDENDS AND DISTRIBUTIONS

The Fund distributes its net investment income quarterly and its net realized capital gains, if any, at least annually. If you own Fund shares on the Fund's record date, you will be entitled to receive the distribution. Dividends are paid in the form of additional shares.

TAXES

PLEASE CONSULT YOUR TAX ADVISOR REGARDING YOUR SPECIFIC QUESTIONS ABOUT FEDERAL, STATE AND LOCAL INCOME TAXES. The Fund has summarized some important tax issues that affect the Fund and its insurance company shareholders. This summary is based on current tax laws, which may change. For more information about the tax consequences of an investment in an insurance contract, see the attached Contract prospectus.


The Fund expects that it will not have to pay U.S. income taxes if it distributes all of its income and gains, but it may still be subject to foreign taxes in cases where it receives foreign-source income and gains. Net income and realized capital gains that the Fund distributes are not currently taxable when left to accumulate within a variable annuity or variable life insurance contract. For information on federal income taxation of a life insurance company with respect to its receipt of distributions from the Fund and federal income taxation of owners of variable annuity or variable life insurance contracts, refer to the Contract prospectus.


MORE INFORMATION ABOUT TAXES IS IN THE STATEMENT OF ADDITIONAL INFORMATION.

                                                            FINANCIAL HIGHLIGHTS



                                                                PROSPECTUS  11

FINANCIAL HIGHLIGHTS


The financial highlights table is intended to help you understand the Fund's financial performance for the periods indicated. Certain information reflects financial results for a single Fund share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the Fund (assuming reinvestment of all dividends and distributions). The total returns do not include the separate account or Contract expenses, fees or charges that will be imposed by the Contracts. If these amounts were reflected, the returns would be lower than those shown. The information provided below has been audited by PricewaterhouseCoopers LLP, whose report along with the Fund's financial statements and related notes, are included in the Fund's 2006 Annual Report to Shareholders. The Fund's 2006 Annual Report to Shareholders is available upon request and without charge by calling 1-888-STI-FUND or on the STI Classic Funds' website at www.sticlassicfunds.com.

          12  PROSPECTUS

 FINANCIAL HIGHLIGHTS
FOR THE YEARS ENDED DECEMBER 31,
FOR A SHARE OUTSTANDING THROUGHOUT EACH YEAR

                                                            Net Realized                              Distributions
                                  Net Asset      Net            and                      Dividends        from
                                   Value,     Investment     Unrealized       Total       from Net      Realized      Distributions
                                  Beginning     Income     Gains (Losses)      From      Investment      Capital       from Return
                                   of Year      (Loss)     on Investments   Operations     Income         Gains        of Capital
                                  ---------   ----------   --------------   ----------   ----------   -------------   -------------
LARGE CAP GROWTH STOCK FUND
 Year Ended December 31, 2006      $16.25       $ 0.05         $ 1.64         $ 1.69       $(0.05)       $(0.98)         $   --
 Year Ended December 31, 2005       16.42         0.02          (0.17)         (0.15)       (0.02)           --              --
 Year Ended December 31, 2004       15.41         0.03           1.01           1.04        (0.03)           --              --
 Year Ended December 31, 2003       13.01        (0.03)(a)       2.43           2.40           --            --              --
 Year Ended December 31, 2002       17.48        (0.07)         (3.74)         (3.81)          --         (0.66)             --

                                                                                                        Ratio of
                                      Total       Net Asset             Net Assets,     Ratio of     Net Investment
                                    Dividends       Value,                End of      Net Expenses   Income (Loss)
                                       and          End of     Total       Year        to Average      to Average
                                  Distributions      Year      Return      (000)       Net Assets      Net Assets
                                  -------------   ----------   ------   -----------   ------------   --------------
LARGE CAP GROWTH STOCK FUND
 Year Ended December 31, 2006        $(1.03)        $16.91      10.83%    $40,071         1.12%           0.28%
 Year Ended December 31, 2005         (0.02)         16.25      (0.90)     46,307         1.13            0.14
 Year Ended December 31, 2004         (0.03)         16.42       6.75      54,862         1.15            0.19
 Year Ended December 31, 2003            --          15.41      18.45      59,367         1.15           (0.21)
 Year Ended December 31, 2002         (0.66)         13.01     (21.89)     56,718         1.15           (0.41)

                                  Ratio of Expenses to
                                   Average Net Assets
                                  (Excluding Waivers,    Portfolio
                                   Reimbursements and    Turnover
                                    Expense Offset)        Rate
                                  --------------------   ---------
LARGE CAP GROWTH STOCK FUND
 Year Ended December 31, 2006             1.28%              82%
 Year Ended December 31, 2005             1.22               80
 Year Ended December 31, 2004             1.43               79
 Year Ended December 31, 2003             1.50               91
 Year Ended December 31, 2002             1.46               67



(a)  Amounts calculated using the average shares method.


                                                                           NOTES



                                                                PROSPECTUS  13

HOW TO OBTAIN MORE INFORMATION ABOUT THE STI CLASSIC VARIABLE TRUST



          14  PROSPECTUS

STI CLASSIC VARIABLE TRUST

INVESTMENT ADVISER

Trusco Capital Management, Inc.
50 Hurt Plaza
Suite 1400
Atlanta, Georgia 30303

DISTRIBUTOR

BISYS Fund Services Limited Partnership
3435 Stelzer Road
Columbus, OH 43219

LEGAL COUNSEL

Morgan, Lewis & Bockius LLP
1111 Pennsylvania Avenue NW
Washington, D.C. 20004

More information about the STI Classic Variable Trust is available without charge through the following:

STATEMENT OF ADDITIONAL INFORMATION (SAI)
The SAI includes detailed information about the STI Classic Variable Trust. The SAI is on file with the SEC and is incorporated by reference into this prospectus. This means that the SAI, for legal purposes, is a part of this prospectus.

ANNUAL AND SEMI-ANNUAL REPORTS
These reports list the Fund's holdings and contain information from the Fund's managers about strategies and recent market conditions and trends and their impact on Fund performance. The reports also contain detailed financial information about the Fund.

TO OBTAIN AN SAI, ANNUAL OR SEMI-ANNUAL REPORT, OR MORE INFORMATION:

TELEPHONE: 1-888-STI-FUND

MAIL: STI Classic Variable Trust
BISYS Fund Services Limited Partnership
3435 Stelzer Road
Columbus, OH 43219

WEBSITE: www.sticlassicfunds.com.


SEC: You can also obtain the SAI or the Annual and Semi-Annual reports as well as other information about the STI Classic Variable Trust, from the EDGAR Database on the SEC's website at http://www.sec.gov. You may review and copy documents at the SEC Public Reference Room in Washington, DC (for information on the operation of the Public Reference Room, call 202-551-8090). You may request documents by mail from the SEC, upon payment of a duplicating fee, by writing to: Securities and Exchange Commission, Public Reference Section, Washington, DC 20549-0102. You may also obtain this information, upon payment of a duplicating fee, by e-mailing the SEC at the following address: publicinfo@sec.gov.


The STI Classic Variable Trust's Investment Company Act registration number is 811-09032.

                                   PROSPECTUS
                           STI CLASSIC VARIABLE TRUST

                           LARGE CAP CORE EQUITY FUND


                   (FORMERLY, LARGE CAP RELATIVE VALUE FUND)



                                  MAY 1, 2007


                        INVESTMENT ADVISER TO THE FUND:
                TRUSCO CAPITAL MANAGEMENT, INC. (THE "ADVISER")

                                   (STI LOGO)

     The Securities and Exchange Commission has not approved or disapproved these securities or passed upon the adequacy of this prospectus. Any representation to the contrary is a criminal offense.

PROSPECTUS
ABOUT THIS PROSPECTUS


The STI Classic Variable Trust is a mutual fund family that offers shares in separate investment portfolios ("funds") that have individual investment goals and strategies. The funds are available to the public only through the purchase of certain variable annuity and variable life insurance contracts ("Contracts") issued by various life insurance companies. This prospectus gives you important information about the Large Cap Core Equity Fund ("Fund") that you should know before investing. Please read this prospectus in conjunction with your Contract prospectus and keep it for future reference.


This prospectus has been arranged into different sections so that you can easily review this important information. On the next page, there is some general information you should know about the risk and return of the Fund. For more detailed information about the Fund, please see:


 2               FUND SUMMARY

 5               MORE INFORMATION ABOUT RISK

 6               MORE INFORMATION ABOUT FUND INVESTMENTS

 6               INFORMATION ABOUT PORTFOLIO HOLDINGS

 6               INVESTMENT ADVISER

 7               PORTFOLIO MANAGER

 7               PURCHASING AND SELLING FUND SHARES

 8               MARKET TIMING POLICIES AND PROCEDURES

 9               DIVIDENDS AND DISTRIBUTIONS

 9               TAXES

 10              FINANCIAL HIGHLIGHTS

 13              HOW TO OBTAIN MORE INFORMATION ABOUT THE
                  STI CLASSIC VARIABLE TRUST


--------------------------------------------------------------------------------

(SUITCASE ICON)                 FUND SUMMARY
(TELESCOPE ICON)                INVESTMENT STRATEGY
(LIFE PRESERVER ICON)           WHAT ARE THE PRINCIPAL RISKS OF INVESTING?
(TARGET ICON)                   PERFORMANCE INFORMATION
(LINE GRAPH ICON)               WHAT IS AN INDEX?
(COIN ICON)                     FUND EXPENSES
(MAGNIFYING GLASS ICON)         INVESTMENT ADVISER
(HANDSHAKE ICON)                HOW TO PURCHASE FUND SHARES

--------------------------------------------------------------------------------

MAY 1, 2007

                                                                   PROSPECTUS  1

                                                         RISK/RETURN INFORMATION

The Fund is a mutual fund. A mutual fund pools shareholders' money and, using professional investment managers, invests it in securities.

The Fund has its own investment goal and strategies for reaching that goal. The Adviser invests Fund assets in a way that it believes will help the Fund achieve its goal. Still, investing in the Fund involves risk and there is no guarantee that the Fund will achieve its goal. The Adviser's judgments about the markets, the economy or companies may not anticipate actual market movements, economic conditions or company performance, and these judgments may affect the return on your investment. In fact, no matter how good a job the Adviser does, you could lose money on your investment in the Fund, just as you could with other investments. A FUND SHARE IS NOT A BANK DEPOSIT, AND IT IS NOT INSURED OR GUARANTEED BY THE FDIC OR ANY OTHER GOVERNMENT AGENCY.

The value of your investment in the Fund is based on the market prices of the securities the Fund holds. These prices change daily due to economic and other events that affect particular companies and other issuers. These price movements, sometimes called volatility, may be greater or lesser depending on the types of securities the Fund owns and the markets in which they trade. The effect on the Fund of a change in the value of a single security will depend on how widely the Fund diversifies its holdings.

The Fund's goal may be changed without shareholder approval. Before investing, make sure that the Fund's goal matches your own.

LARGE CAP CORE EQUITY FUND




           2  PROSPECTUS

(SUITCASE ICON)
        FUND SUMMARY

INVESTMENT GOALS
  PRIMARY                                    Long-term capital appreciation
  SECONDARY                                  Current income
INVESTMENT FOCUS                             Equity securities
SHARE PRICE VOLATILITY                       Moderate
PRINCIPAL INVESTMENT STRATEGY                Attempts to identify securities of companies with attractive valuation and/or above average earnings potential relative either to their sectors or the market as a whole
INVESTOR PROFILE                             Investors who are looking for capital appreciation potential and some income with less volatility than the equity market as a whole

(TELESCOPE ICON)
               INVESTMENT STRATEGY


               Under normal circumstances, the Large Cap Core Equity Fund invests at least 80% of its net assets in common stocks and other
U.S. traded equity securities of large cap companies. U.S. traded equity securities may include listed American Depositary Receipts ("ADRs"). The Adviser considers large cap companies to be companies with market capitalizations of at least $3 billion.


The Adviser uses sector-specific factors to highlight companies whose characteristics are currently undervalued versus market peers. The Adviser performs fundamental research to evaluate securities for the portfolio. The Adviser's approach attempts to identify a well-defined "investment thesis" (what it believes a company's prospects may be over the next 12 to 18 months) based on competitive positioning, business model, and potential catalysts and risks. The Adviser seeks securities with a positive risk/return profile, improving fundamentals and earnings outlook, and relative financial strength and flexibility. The Adviser may sell a security when the investment thesis is realized, the investment thesis breaks down, or a more attractive alternative presents itself.

In addition, to implement its investment strategy, the Fund may buy or sell, to a limited extent, derivative instruments (such as futures, options and swaps) to use as a substitute for a purchase or sale of a position in the underlying assets and/or as part of a strategy designed to reduce exposure to other risks, such as market risk.

(LIFE PRESERVER ICON)
            WHAT ARE THE PRINCIPAL RISKS OF INVESTING IN THIS FUND?

            Since it purchases equity securities, the Fund is subject to the risk that stock prices will fall over short or extended periods of time. Historically, the equity market has moved in cycles, and the value of the Fund's securities may fluctuate drastically from day to day. Individual companies may report poor results or be negatively affected by industry and/or economic trends and developments. The prices of securities issued by such companies may suffer a decline in response. These factors contribute to price volatility, which is the principal risk of investing in the Fund.


Large cap stocks can perform differently from other segments of the equity market or the equity market as a whole. Large capitalization companies may be less flexible in evolving markets or unable to implement change as quickly as smaller capitalization companies. Accordingly, the value of large cap stocks may not rise to the same extent as the value of small or mid-cap stocks.


Because the Fund may invest in ADRs, it is subject to some of the same risks as direct investments in foreign companies. These include the risk that political and economic events unique to a country or region will affect those markets and their issuers. These events will not necessarily affect the U.S. economy or similar issuers located in the United States.


Because the Fund may invest in derivatives, it is exposed to additional volatility and potential losses.



For further information about these and other risks, see "More Information About Risk."

                                                      LARGE CAP CORE EQUITY FUND



                                                                   PROSPECTUS  3

(TARGET ICON)
             PERFORMANCE INFORMATION

             The bar chart and the performance table that follow illustrate the risks and volatility of an investment in the Fund. The Fund's past performance does not indicate how the Fund will perform in the future. The bar chart and the performance table do not reflect the impact of any Contract expenses, fees or charges. If these charges had been reflected, returns would be less than shown.

This bar chart shows changes in the performance of the Fund's shares from calendar year to calendar year.

(BAR CHART)


2000                      9.32%
2001                     -5.57%
2002                    -20.59%
2003                     26.49%
2004                     14.30%
2005                      9.03%
2006                     16.19%



      BEST QUARTER               WORST QUARTER
         14.73%                     -18.63%
         6/30/03                    9/30/02


-------------------------------------------------------------
AVERAGE ANNUAL TOTAL RETURNS
-------------------------------------------------------------


This table compares the Fund's average annual total returns for the periods ended December 31, 2006, to those of the S&P 500(R) Index.



                       1 YEAR   5 YEARS   SINCE INCEPTION(1)
Large Cap Core Equity
Fund                   16.19%    7.78%           5.97%
S&P 500(R) Index(2,3)  15.79%    6.19%           1.17%
Russell 1000(R) Value
Index(2,3)             22.25%   10.86%           7.80%



(1) The Fund's inception date is December 30, 1999. Index returns provided from December 31, 1999.



(2) Reflects no deductions for fees or expenses.



(3) The Fund's primary benchmark changed from the Russell 1000(R) Value Index to the S&P 500(R) Index to better reflect the Fund's investment style. The Russell 1000(R) Value Index is the Fund's secondary benchmark.


(LINE GRAPH ICON)
          -------------------------------------------------------------
          WHAT IS AN INDEX?
          -------------------------------------------------------------

          An index measures the market prices of a specific group of securities in a particular market or market sector. You cannot invest directly in an index. Unlike a mutual fund, an index does not have an investment adviser and does not pay any commissions or expenses. If an index had expenses, its performance would be lower. The S&P 500(R) Index is a widely-recognized, market value-weighted (higher market value stocks have more influence than lower market value stocks) index of 500 stocks designed to mimic the overall U.S. equity market's industry weightings. The Russell 1000(R) Value index is a widely-recognized, capitalization weighted (companies with larger market capitalizations have more influence than those with smaller market capitalizations) index of companies in the Russell 1000(R) Index. The Russell 1000(R) Index is a widely-recognized, comprehensive large-cap index that measures the performance of the largest 1,000 companies in the Russell 3000(R) Index, which measures the performance of the 1,000 largest companies in the Russell 3000(R) Index. The Russell 3000(R) Index is a widely-recognized, capitalization-weighted index that measures the performance of the 3,000 largest U.S. companies based on total market capitalization.

LARGE CAP CORE EQUITY FUND




           4  PROSPECTUS

(COIN ICON)
        FUND FEES AND EXPENSES

        This table describes the fees and expenses that you may pay if you buy and hold Fund shares. This table does not, however, include any separate account or Contract expenses, fees or charges. If these amounts were included, the expenses shown below would be higher. The annual operating expenses shown in this table are based on amounts incurred during the Fund's most recent fiscal year, unless otherwise indicated.

--------------------------------------------------------------------------------
ANNUAL FUND OPERATING EXPENSES (EXPENSES DEDUCTED FROM FUND ASSETS)
--------------------------------------------------------------------------------


Investment Advisory Fees                                                   0.85 %
Other Expenses                                                             0.38 %
                                                                            -----
Total Annual Operating Expenses                                            1.23 %
Fee Waivers and Expense Reimbursements*                                   (0.23)%
                                                                            -----
Net Expenses                                                               1.00 %



* The Adviser has contractually agreed to waive fees and reimburse expenses until at least May 1, 2008 in order to keep total operating expenses from exceeding 1.00%. If at any point before May 1, 2010, total annual operating expenses are less than the expense cap, the Adviser may retain the difference to recapture any of the prior waivers or reimbursements.


-------------------------------------------------------------
EXAMPLE
-------------------------------------------------------------

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and that you sell your shares at the end of these periods.


The Example also assumes that each year your investment has a 5% return, Fund operating expenses remain the same (except that the effect of the operating expense limit between the Adviser and the Fund is only taken into account for the 1 year period and the first year of the 3-year, 5-year and 10-year periods, as it will expire on May 1, 2008 unless renewed) and you reinvest all dividends and distributions. The Example does not include any separate account or Contract expenses, fees or charges. If these amounts were included, the expenses shown below would be higher. Although your actual costs and returns might be different, your approximate costs of investing $10,000 in the Fund would be:



1 YEAR  3 YEARS   5 YEARS   10 YEARS
 $102    $368      $655      $1,471


-------------------------------------------------------------
FUND EXPENSES
-------------------------------------------------------------

Every mutual fund has operating expenses to pay for professional advisory, shareholder, distribution, administration and custody services. The Fund's expenses in the table above are shown as a percentage of the Fund's net assets. These expenses are deducted from Fund assets. For more information about these fees, see "Investment Adviser."

                                                     MORE INFORMATION ABOUT RISK



                                                                   PROSPECTUS  5

(LIFE PRESERVER ICON)
            MORE INFORMATION
            ABOUT RISK

DERIVATIVES RISK

Derivatives may involve risks different from, and possibly greater than, those of traditional investments. The Fund may use derivatives (such as futures, options, and swaps) to attempt to achieve its investment objective and offset certain investment risks, while at the same time maintaining liquidity. These positions may be established for hedging or non-hedging purposes. Risks associated with the use of derivatives include those associated with hedging and leveraging activities:

- The success of a hedging strategy may depend on an ability to predict movements in the prices of individual securities, fluctuations in markets, and movements in interest rates.

- The Fund experiencing losses over certain ranges in the market that exceed losses experienced by a fund that does not use derivatives.

- There may be an imperfect or no correlation between the changes in market value of the securities held by the Fund and the prices of derivatives.

- There may not be a liquid secondary market for derivatives.

- Trading restrictions or limitations may be imposed by an exchange.

- Government regulations may restrict trading in derivatives.

- The other party to an agreement (e.g., options or swaps) may default; however, in certain circumstances, such counterparty risk may be reduced by having an organization with very good credit act as intermediary.

Because options premiums paid or received by the Fund are small in relation to the market value of the investments underlying the options, buying and selling put and call options can be more speculative than investing directly in securities.


To limit leveraging risk, the Fund observes asset segregation requirements to cover its obligations under derivative instruments. By setting aside assets equal only to its net obligations under certain derivative instruments, the Fund will have the ability to employ leverage to a greater extent than if the Fund were required to segregate assets equal to the full notional value of such derivative instruments.


EQUITY RISK

Equity securities include public and privately issued equity securities, common and preferred stocks, warrants, rights to subscribe to common stock and convertible securities, as well as instruments that attempt to track the price movement of equity indices. Investments in equity securities and equity derivatives in general are subject to market risks that may cause their prices to fluctuate over time. The value of securities convertible into equity securities, such as warrants or convertible debt, is also affected by prevailing interest rates, the credit quality of the issuer and any call provision. Fluctuations in the value of equity securities in which the Fund invests will cause the Fund's net asset value to fluctuate. An investment in a portfolio of equity securities may be more suitable for long-term investors who can bear the risk of these share price fluctuations.

EXCHANGE TRADED FUND RISK

The Fund may purchase shares of exchange-traded funds ("ETFs") to temporarily gain exposure to a particular portion of the market while awaiting an opportunity to purchase securities directly. ETFs are investment companies that are bought and sold on a securities exchange. An ETF holds a portfolio of securities designed to track a particular market segment or index. ETFs, like mutual funds, have expenses associated with their operation, including advisory fees. When the Fund invests in an ETF, in addition to directly bearing expenses associated with its own operations, it will bear a pro rata portion of the ETF's expenses. The risks of owning shares of an ETF generally reflect the risks of owning the underlying securities the ETF is designed to track, although lack of liquidity in an ETF could result in it being more volatile than the underlying portfolio of securities. In addition, because of ETF expenses, compared to owning the underlying securities directly, it may be more costly to own an ETF.

FOREIGN SECURITY RISK

Investments in securities of foreign companies or governments can be more volatile than investments in U.S. companies or governments. Political and economic events unique to a country or region will affect those

MORE INFORMATION ABOUT FUND INVESTMENTS




           6  PROSPECTUS

markets and their issuers. These events will not necessarily affect the U.S. economy or similar issuers located in the United States. Diplomatic, political, or economic developments, including nationalization or appropriation, could affect investments in foreign countries. Foreign securities markets generally have less trading volume and less liquidity than U.S. markets.

Foreign companies or governments generally are not subject to uniform accounting, auditing, and financial reporting standards comparable to those applicable to domestic U.S. companies or governments. Transaction costs are generally higher than those in the U.S. and expenses for custodial arrangements of foreign securities may be somewhat greater than typical expenses for custodial arrangements of similar U.S. securities. Some foreign governments levy withholding taxes against dividend and interest income. Although in some countries a portion of these taxes are recoverable, the non-recovered portion will reduce the income received from the securities comprising the portfolio.

LARGE COMPANY RISK

Large cap stocks can perform differently from other segments of the equity market or the equity market as a whole. Companies with large capitalizations tend to go in and out of favor based on market and economic conditions and, while they can be less volatile than companies with smaller market capitalizations, they may also be less flexible in evolving markets or unable to implement change as quickly as their smaller counterparts. Accordingly, the value of large cap stocks may not rise to the same extent as the value of small or mid-cap companies.

SMALLER COMPANY RISK

Small and mid-capitalization stocks can perform differently from other segments of the equity market or the equity market as a whole. The small and mid-capitalization companies the Fund invests in may be more vulnerable to adverse business or economic events than larger, more established companies. In particular, these companies may have limited product lines, markets and financial resources, and may depend upon a relatively small management group. Therefore, small and mid-cap stocks can be more volatile than those of larger companies. These securities may be traded over-the-counter or listed on an exchange.

(MOUNTAIN ICON)
           MORE INFORMATION ABOUT FUND INVESTMENTS

           This prospectus describes the Fund's primary strategies, and the Fund will normally invest in the types of securities described in this prospectus. However, in addition to the investments and strategies described in this prospectus, the Fund also may invest in other securities, use other strategies and engage in other investment practices. These investments and strategies, as well as those described in this prospectus, are described in detail in the Statement of Additional Information.

The investments and strategies described in this prospectus are those that the Fund uses under normal conditions. During unusual economic or market conditions, or for temporary defensive or liquidity purposes, the Fund may invest up to 100% of its assets in cash, money market instruments, repurchase agreements and short-term obligations. The Fund will do so only if the Adviser believes that the risk of loss outweighs the opportunity for capital gains or higher income. Of course, the Fund cannot guarantee that it will achieve its investment goal.

INFORMATION ABOUT PORTFOLIO HOLDINGS

A description of the Fund's policies and procedures with respect to the circumstances under which the Fund discloses its portfolio securities is available in the Statement of Additional Information.

(MAGNIFYING GLASS ICON)
                INVESTMENT ADVISER


                Trusco Capital Management, Inc., ("Trusco" or the "Adviser") 50 Hurt Plaza, Suite 1400, Atlanta, Georgia 30303, serves as the investment adviser to the Fund. As of December 31, 2006, Trusco had approximately $73.4 billion in assets under management. For the fiscal year ended December 31, 2006, the Adviser received advisory fees (after waivers) of 0.62%.

                                                               PORTFOLIO MANAGER




                                                                   PROSPECTUS  7

Breakpoints are used in computing the advisory fee as follows:


AVERAGE DAILY NET ASSETS  DISCOUNT FROM FULL FEE
------------------------  ----------------------
First $500 million        None -- Full Fee of
                          0.85%
Next $500 million         5%
Over $1 billion           10%


The Fund's annual report to shareholders for the period ended December 31, 2006 contained a discussion of the basis for the Board of Trustees' approval of the continuance of the Investment Advisory Agreement with the Adviser.

The Adviser is responsible for making investment decisions for the Fund and continuously reviews, supervises and administers the Fund's investment program. The Board of Trustees supervises the Adviser and establishes policies that the Adviser must follow in its management activities.

The Adviser may use its affiliates as brokers for Fund transactions.

The Adviser may compensate, from its own assets, insurance companies for providing administrative services in connection with offering the Fund under their Contracts.

An investment adviser has a fiduciary obligation to its clients when the adviser has authority to vote their proxies. Under the current contractual agreement the Adviser is authorized to vote proxies on behalf of the Fund. Information regarding the Adviser's, and thus the Fund's, Proxy Voting Policies and Procedures is provided in the Statement of Additional Information. A copy of the Adviser's Proxy Voting Policies and Procedures may be obtained by contacting the STI Classic Variable Trust at 1-888-STI-FUND, or by visiting www.sticlassicfunds.com.

PORTFOLIO MANAGER

Mr. Jeffrey E. Markunas, CFA, is primarily responsible for the day-to-day management of the Fund.

Mr. Markunas has served as Managing Director of Trusco since July 2000. Mr. Markunas has managed the Fund since it began operating in December 1999. He has more than 23 years of investment experience.

The Statement of Additional Information provides additional information regarding the Fund's portfolio manager's compensation, other accounts managed by the portfolio manager, potential conflicts of interest and the portfolio manager's ownership of securities of the Fund.

(HANDSHAKE ICON)
                  PURCHASING AND SELLING FUND SHARES

This section tells you how to purchase and sell (sometimes called "redeem") shares of the Fund.

HOW TO PURCHASE FUND SHARES

Generally, you may not purchase Fund shares directly. Rather, Fund shares are sold to insurance companies for their separate accounts. Separate accounts are used by insurance companies to fund variable annuity and variable life insurance contracts. As a result, you, as a customer of an insurance company, may allocate value under a Contract to the Fund. An insurance company purchases and redeems shares of the Fund based on, among other things, the amount of net contract premiums or purchase payments transferred to the separate accounts, transfers to or from a separate account investment division, policy loans, repayments and benefit payments to the terms of the Contract at the Fund's net asset value per share calculated as of that same day. Please refer to the Contract prospectus for information on how to make investments and redemptions.

WHEN CAN YOU PURCHASE SHARES?

You may purchase shares on any day that the New York Stock Exchange (the "NYSE") is open for business (a "Business Day").

The price per share (the offering price) will be the net asset value per share ("NAV") next determined after the Fund receives your purchase order in proper form. The Fund calculates its NAV once each Business Day at the regularly scheduled close of normal trading on the NYSE (normally, 4:00 p.m., Eastern
Time). So, for you to receive the current Business Day's NAV your insurance company must receive your purchase order in proper form before 4:00 p.m. Eastern Time. If the NYSE closes early -- such as on days in advance of certain holidays -- the Fund will calculate NAV as of the earlier closing time. The Fund will not accept orders that request a particular day or price for the transaction or any other special conditions.

The Fund may reject any purchase orders.

MARKET TIMING POLICIES AND PROCEDURES




           8  PROSPECTUS

HOW THE FUND CALCULATES NAV

NAV is calculated by adding the total value of the Fund's investments and other assets, subtracting its liabilities and then dividing that figure by the number of outstanding shares of the Fund.

In calculating NAV, the Fund generally values its investment portfolio at market price. If market prices are not readily available or the Fund reasonably believes that they are unreliable, such as in the case of a security value that has been materially affected by events occurring after the relevant market closes, the Fund is required to price those securities at fair value as determined in good faith using methods approved by the Board of Trustees. The Fund's determination of a security's fair value price often involves the consideration of a number of subjective factors, and is therefore subject to the unavoidable risk that the value that the Fund assigns to a security may be higher or lower than the security's value would be if a reliable market quotation for the security was readily available.


Although the Fund invests primarily in the stocks of U.S. companies that are traded on U.S. exchanges, there may be limited circumstances in which the Fund would price securities at fair value - for example, if the exchange on which a portfolio security is principally traded closed early or if trading in a particular security was halted during the day and did not resume prior to the time the Fund calculated its NAV.


With respect to non-U.S. securities held by the Fund, the Fund may take factors influencing specific markets or issues into consideration in determining the fair value of a non-U.S. security. International securities markets may be open on days when the U.S. markets are closed. In such cases, the value of any international securities owned by the Fund may be significantly affected on days when investors cannot buy or sell shares. In addition, due to the difference in times between the close of the international markets and the time the Fund prices its shares, the value the Fund assigns to securities generally will not be the same as the primary markets or exchanges. In determining fair value prices, the Fund may consider the performance of securities on their primary exchanges, foreign currency appreciation/ depreciation, securities market movements in the U.S., or other relevant information as related to the securities.

HOW TO SELL YOUR FUND SHARES

You may sell your shares on any Business Day by contacting your insurance company. All redemption orders will be processed and payments will be made within seven days after tender. Your insurance company will give you information about how to sell your shares. The sale price of each share will be the NAV next determined after the insurance company receives your request. Your insurance company or retirement plan sponsor may have different cut-off times for determining NAV. Please refer to the Contract prospectus for information on how to make investments and redemptions.

SUSPENSION OF YOUR RIGHT TO SELL YOUR SHARES

The Fund may suspend your right to sell your shares if the NYSE restricts trading, the SEC declares an emergency or for other reasons approved by the SEC. More information about this is in the Statement of Additional Information.

MARKET TIMING POLICIES AND PROCEDURES

The Fund is intended for long-term investment purposes only and discourages shareholders from engaging in "market timing" or other types of excessive short-term trading. This frequent trading into and out of the Fund may present risks to the Fund's long-term shareholders, all of which could adversely affect shareholder returns. The risks posed by frequent trading include interfering with the efficient implementation of the Fund's investment strategies, requiring the Fund to maintain higher cash balances to meet redemption requests, and experiencing increased transaction costs.

When the Fund invests in foreign securities, its performance may be adversely impacted and the interests of longer-term shareholders may be diluted as a result of time-zone arbitrage, a short-term trading practice that seeks to exploit changes in the value of the Fund's investments that result from events occurring after the close of the foreign markets on which the investments trade, but prior to the time the Fund determines its NAV. If an arbitrageur is successful, he or she may dilute the interests of other shareholders by trading shares at prices that do not fully reflect their fair value.

When the Fund invests in securities that may trade infrequently or may be more difficult to value, such as securities of smaller companies, it may be susceptible to

                                              DIVIDENDS, DISTRIBUTIONS AND TAXES



                                                                   PROSPECTUS  9

trading by short-term traders who seek to exploit perceived price inefficiencies in the Fund's investments. In addition, the market for such securities may at times show "market momentum," in which positive or negative performance may continue from one day to the next for reasons unrelated to the fundamentals of the issuer. Short-term traders may seek to capture this momentum by trading frequently in the Fund's shares, which may reduce the Fund's performance and dilute the interests of other shareholders. Because securities of smaller companies may be less liquid than securities of larger companies, if the Fund invests in smaller companies it may also be unable to buy or sell these securities at desirable prices in response to volatile cash flows caused by short-term trading.


Purchase and redemption transactions submitted to the Fund by insurance company separate accounts reflect the transactions of multiple Contract owners whose individual transactions are not automatically disclosed to the Fund. Therefore, the Fund relies in large part on the insurance companies to aid in its effort to detect and deter short-term trading by individual Contract owners. If the insurance companies notify the Fund, or the Fund otherwise becomes aware, that short-term trading activity has been detected, the Fund will request the insurance companies issuing the Contracts to take steps to prevent any future short-term trading by such Contract owners. The Fund cannot guarantee the accuracy of the information provided by the insurance companies and may not always be able to track short-term trading effected through these insurance companies. The Fund has the right to terminate a separate account's ability to invest in the Fund if excessive trading activity persists and the Fund or its Adviser reasonably believes that such termination would be in the best interests of long-term shareholders. Further, the Fund seeks to discourage short-term trading by using fair value pricing procedures to fair value certain investments under some circumstances.



There may be additional restrictions on short-term trading at the Contract level and Contract owners should consult the prospectus for their Contract for additional information on Contract level restrictions relating to short-term trading.


DIVIDENDS AND DISTRIBUTIONS

The Fund distributes its net investment income quarterly and its net realized capital gains, if any, at least annually. If you own shares on the record date, you will be entitled to receive the distribution. Dividends are paid in the form of additional shares.

TAXES

PLEASE CONSULT YOUR TAX ADVISOR REGARDING YOUR SPECIFIC QUESTIONS ABOUT FEDERAL, STATE AND LOCAL INCOME TAXES. The Fund has summarized some important tax issues that affect the Fund and its insurance company shareholders. This summary is based on current tax laws, which may change. For more information about the tax consequences of an investment in an insurance contract, see the attached Contract prospectus.


The Fund expects that it will not have to pay U.S. income taxes if it distributes all of its income and gains, but it may still be subject to foreign taxes in cases where it receives foreign-source income and gains. Net income and realized capital gains that the Fund distributes are not currently taxable when left to accumulate within a variable annuity or variable life insurance contract. For information on federal income taxation of a life insurance company with respect to its receipt of distributions from the Fund and federal income taxation of owners of variable annuity or variable life insurance contracts, refer to the Contract prospectus.


MORE INFORMATION ABOUT TAXES IS IN THE STATEMENT OF ADDITIONAL INFORMATION.

FINANCIAL HIGHLIGHTS



          10  PROSPECTUS

FINANCIAL HIGHLIGHTS


The financial highlights table is intended to help you understand the Fund's financial performance for the periods indicated. Certain information reflects financial results for a single Fund share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the Fund (assuming reinvestment of all dividends and distributions). The total returns do not include the separate account or Contract expenses, fees or charges that will be imposed by the Contracts. If these amounts were reflected, the returns would be lower than those shown. The information provided below has been audited by PricewaterhouseCoopers LLP, whose report, along with the Fund's financial statements and related notes, are included in the Fund's 2006 Annual Report to Shareholders. The Fund's 2006 Annual Report to Shareholders is available upon request and without charge by calling 1-888-STI-FUND or on the STI Classic Funds' website at www.sticlassicfunds.com.

                                                PROSPECTUS  11

 FINANCIAL HIGHLIGHTS

FOR THE YEARS ENDED DECEMBER 31,
FOR A SHARE OUTSTANDING THROUGHOUT EACH YEAR

                                                            Net Realized                              Distributions
                                  Net Asset      Net            and                      Dividends        from
                                   Value,     Investment     Unrealized       Total       from Net      Realized      Distributions
                                  Beginning     Income     Gains (Losses)      From      Investment      Capital       from Return
                                   of Year      (Loss)     on Investments   Operations     Income         Gains        of Capital
                                  ---------   ----------   --------------   ----------   ----------   -------------   -------------
LARGE CAP CORE EQUITY FUND
 Year Ended December 31, 2006      $12.37       $0.17          $ 1.73         $ 1.90       $(0.16)       $(0.93)          $  --
 Year Ended December 31, 2005       11.45        0.11            0.92           1.03        (0.11)           --              --
 Year Ended December 31, 2004       10.10        0.09(a)         1.35           1.44        (0.09)           --              --
 Year Ended December 31, 2003        8.05        0.08(a)         2.04           2.12        (0.07)           --              --
 Year Ended December 31, 2002       10.21        0.06           (2.16)         (2.10)       (0.06)           --              --

                                                                                                        Ratio of
                                      Total       Net Asset             Net Assets,     Ratio of     Net Investment
                                    Dividends       Value,                End of      Net Expenses   Income (Loss)
                                       and          End of     Total       Year        to Average      to Average
                                  Distributions      Year      Return      (000)       Net Assets      Net Assets
                                  -------------   ----------   ------   -----------   ------------   --------------
LARGE CAP CORE EQUITY FUND
 Year Ended December 31, 2006        $(1.09)        $13.18      16.19%    $14,581         1.00%           1.29%
 Year Ended December 31, 2005         (0.11)         12.37       9.03      12,152         1.06            0.97
 Year Ended December 31, 2004         (0.09)         11.45      14.30      11,444         1.18            0.87
 Year Ended December 31, 2003         (0.07)         10.10      26.49       9,198         1.20            0.92
 Year Ended December 31, 2002         (0.06)          8.05     (20.59)      4,354         1.20            6.80

                                  Ratio of Expenses to
                                   Average Net Assets
                                  (Excluding Waivers,    Portfolio
                                   Reimbursements and    Turnover
                                    Expense Offset)        Rate
                                  --------------------   ---------
LARGE CAP CORE EQUITY FUND
 Year Ended December 31, 2006             1.23%             47%
 Year Ended December 31, 2005             1.11              47
 Year Ended December 31, 2004             1.53              44
 Year Ended December 31, 2003             2.20              22
 Year Ended December 31, 2002             2.56              51



(a)  Amounts calculated using the average shares method.


NOTES



          12  PROSPECTUS

             HOW TO OBTAIN MORE INFORMATION ABOUT THE STI CLASSIC VARIABLE TRUST



                                                                  PROSPECTUS  13

STI CLASSIC VARIABLE TRUST

INVESTMENT ADVISER

Trusco Capital Management, Inc.
50 Hurt Plaza
Suite 1400
Atlanta, Georgia 30303

DISTRIBUTOR

BISYS Fund Services Limited Partnership
3435 Stelzer Road
Columbus, OH 43219

LEGAL COUNSEL

Morgan, Lewis & Bockius LLP
1111 Pennsylvania Avenue NW
Washington, D.C. 20004

More information about the STI Classic Variable Trust is available without charge through the following:

STATEMENT OF ADDITIONAL INFORMATION (SAI)
The SAI includes detailed information about the STI Classic Variable Trust. The SAI is on file with the SEC and is incorporated by reference into this prospectus. This means that the SAI, for legal purposes, is a part of this prospectus.

ANNUAL AND SEMI-ANNUAL REPORTS
These reports list the Fund's holdings and contain information from the Fund's managers about strategies and recent market conditions and trends and their impact on Fund performance. The reports also contain detailed financial information about the Fund.

TO OBTAIN AN SAI, ANNUAL OR SEMI-ANNUAL REPORT, OR MORE INFORMATION:

TELEPHONE: 1-888-STI-FUND

MAIL: STI Classic Variable Trust
BISYS Fund Services Limited Partnership
3435 Stelzer Road
Columbus, OH 43219

WEBSITE: www.sticlassicfunds.com.


SEC: You can also obtain the SAI or the Annual and Semi-Annual reports, as well as other information about the STI Classic Variable Trust, from the EDGAR Database on the SEC's website at http://www.sec.gov. You may review and copy documents at the SEC Public Reference Room in Washington, DC (for information on the operation of the Public Reference Room, call 202-551-8090). You may request documents by mail from the SEC, upon payment of a duplicating fee, by writing to: Securities and Exchange Commission, Public Reference Section, Washington, DC 20549-0102. You may also obtain this information, upon payment of a duplicating fee, by e-mailing the SEC at the following address: publicinfo@sec.gov.


The STI Classic Variable Trust's Investment Company Act registration number is 811-09032.

                                   PROSPECTUS
                           STI CLASSIC VARIABLE TRUST
                          LARGE CAP VALUE EQUITY FUND

                                  MAY 1, 2007

                        INVESTMENT ADVISER TO THE FUND:
                TRUSCO CAPITAL MANAGEMENT, INC. (THE "ADVISER")

                                   (STI LOGO)

     The Securities and Exchange Commission has not approved or disapproved these securities or passed upon the adequacy of this prospectus. Any representation to the contrary is a criminal offense.

PROSPECTUS
ABOUT THIS PROSPECTUS

The STI Classic Variable Trust is a mutual fund family that offers shares in separate investment portfolios ("funds") that have individual investment goals and strategies. The funds are available to the public only through the purchase of certain variable annuity and variable life insurance contracts ("Contracts") issued by various life insurance companies. This prospectus gives you important information about the Large Cap Value Equity Fund ("Fund") that you should know before investing. Please read this prospectus in conjunction with your Contract prospectus and keep it for future reference.

This prospectus has been arranged into different sections so that you can easily review this important information. On the next page, there is some general information you should know about the risk and return of the Fund. For more detailed information about the Fund, please see:


 2               FUND SUMMARY

 5               MORE INFORMATION ABOUT RISK

 6               MORE INFORMATION ABOUT FUND INVESTMENTS

 6               INFORMATION ABOUT PORTFOLIO HOLDINGS

 6               INVESTMENT ADVISER

 7               PORTFOLIO MANAGER

 7               PURCHASING AND SELLING FUND SHARES

 8               MARKET TIMING POLICIES AND PROCEDURES

 9               DIVIDENDS AND DISTRIBUTIONS

 9               TAXES

 11              FINANCIAL HIGHLIGHTS

 14              HOW TO OBTAIN MORE INFORMATION ABOUT THE
                  STI CLASSIC VARIABLE TRUST


--------------------------------------------------------------------------------

(SUITCASE ICON)                 FUND SUMMARY
(TELESCOPE ICON)                INVESTMENT STRATEGY
(LIFE PRESERVER ICON)           WHAT ARE THE PRINCIPAL RISKS OF INVESTING?
(TARGET ICON)                   PERFORMANCE INFORMATION
(LINE GRAPH ICON)               WHAT IS AN INDEX?
(COIN ICON)                     FUND EXPENSES
(MAGNIFYING GLASS ICON)         INVESTMENT ADVISER
(HANDSHAKE ICON)                HOW TO PURCHASE FUND SHARES

--------------------------------------------------------------------------------

MAY 1, 2007

                                                                   PROSPECTUS  1

                                                         RISK/RETURN INFORMATION

The Fund is a mutual fund. A mutual fund pools shareholders' money and, using professional investment managers, invests it in securities.

The Fund has its own investment goal and strategies for reaching that goal. The Adviser invests Fund assets in a way that it believes will help the Fund achieve its goal. Still, investing in the Fund involves risk and there is no guarantee that the Fund will achieve its goal. The Adviser's judgments about the markets, the economy or companies may not anticipate actual market movements, economic conditions or company performance, and these judgments may affect the return on your investment. In fact, no matter how good a job the Adviser does, you could lose money on your investment in the Fund, just as you could with other investments. A FUND SHARE IS NOT A BANK DEPOSIT, AND IT IS NOT INSURED OR GUARANTEED BY THE FDIC OR ANY OTHER GOVERNMENT AGENCY.

The value of your investment in the Fund is based on the market prices of the securities the Fund holds. These prices change daily due to economic and other events that affect particular companies and other issuers. These price movements, sometimes called volatility, may be greater or lesser depending on the types of securities the Fund owns and the markets in which they trade. The effect on the Fund of a change in the value of a single security will depend on how widely the Fund diversifies its holdings.

The Fund's goal may be changed without shareholder approval. Before investing, make sure that the Fund's goal matches your own.

LARGE CAP VALUE EQUITY FUND



           2  PROSPECTUS

(SUITCASE ICON)
        FUND SUMMARY

INVESTMENT GOALS
  PRIMARY                                    Capital appreciation
  SECONDARY                                  Current income
INVESTMENT FOCUS                             Equity securities
SHARE PRICE VOLATILITY                       Moderate
PRINCIPAL INVESTMENT STRATEGY                Attempts to identify high dividend-paying, undervalued
                                             stocks
INVESTOR PROFILE                             Investors who are looking for current income and capital
                                             appreciation with less volatility than the average stock
                                             fund

(TELESCOPE ICON)
               INVESTMENT STRATEGY

               Under normal circumstances, the Large Cap Value Equity Fund invests at least 80% of its net assets in common stocks and other
U.S. traded equity securities of large cap companies. U.S. traded equity securities may include listed American Depositary Receipts ("ADRs"). The Adviser considers large cap companies to be companies with market capitalizations of at least $3 billion.

In selecting investments for the Fund, the Adviser primarily chooses companies that have a history of paying regular dividends. The Adviser focuses on dividend-paying stocks that trade below their historical value. The Adviser's "bottom-up" approach to stock selection emphasizes individual stocks over economic trends using fundamental research to identify positive catalysts for change.

In addition, to implement its investment strategy, the Fund may buy or sell, to a limited extent, derivative instruments (such as futures, options and swaps) to use as a substitute for a purchase or sale of a position in the underlying assets and/or as part of a strategy designed to reduce exposure to other risks, such as market risk.

(LIFE PRESERVER ICON)
            WHAT ARE THE PRINCIPAL RISKS OF INVESTING IN THIS FUND?

            Since it purchases equity securities, the Fund is subject to the risk that stock prices will fall over short or extended periods of time. Historically, the equity market has moved in cycles, and the value of the Fund's securities may fluctuate drastically from day to day. Individual companies may report poor results or be negatively affected by industry and/or economic trends and developments. The prices of securities issued by such companies may suffer a decline in response. These factors contribute to price volatility, which is the principal risk of investing in the Fund.

Large cap stocks can perform differently from other segments of the equity market or the equity market as a whole. Large capitalization companies may be less flexible in evolving markets or unable to implement change as quickly as smaller capitalization companies. Accordingly, the value of large cap stocks may not rise to the same extent as the value of small or mid-cap stocks.

The Adviser's value investing style may be out of favor in the marketplace for various periods of time. Value investing involves purchasing securities that are undervalued in comparison to their prospects for growth or to their peers or that have historically traded below their historical value. These securities are subject to the risk that their potential values as perceived by the Adviser are never realized by the market.

Because the Fund may invest in ADRs, it is subject to some of the same risks as direct investments in foreign companies. These include the risk that political and economic events unique to a country or region will affect those markets and their issuers. These events will not necessarily affect the U.S. economy or similar issuers located in the United States.


Because the Fund may invest in derivatives, it is exposed to additional volatility and potential losses.



For further information about these and other risks, see "More Information About Risk."

                                                     LARGE CAP VALUE EQUITY FUND



                                                                   PROSPECTUS  3

(TARGET ICON)
             PERFORMANCE INFORMATION

             The bar chart and the performance table that follow illustrate the risks and volatility of an investment in the Fund. The Fund's past performance does not indicate how the Fund will perform in the future. The bar chart and the performance table do not reflect the impact of any Contract expenses, fees or charges. If these charges had been reflected, returns would be less than shown.

This bar chart shows changes in the performance of the Fund's shares from calendar year to calendar year.

(BAR CHART)

1997                     26.82%
1998                      9.69%
1999                     -3.00%
2000                     10.43%
2001                     -1.14%
2002                    -16.98%
2003                     23.12%
2004                     15.29%
2005                      3.75%
2006                     22.46%


      BEST QUARTER               WORST QUARTER
         14.80%                     -21.20%
         6/30/03                    9/30/02


-------------------------------------------------------------
AVERAGE ANNUAL TOTAL RETURNS
-------------------------------------------------------------

This table compares the Fund's average annual total returns for the periods ended December 31, 2006, to those of the Russell 1000(R) Value Index.


                          1 YEAR   5 YEARS   10 YEARS
Large Cap Value Equity
Fund                      22.46%    8.41%      8.23%
Russell 1000(R) Value
Index(1)                  22.25%   10.86%     11.00%



(1) Reflects no deductions for fees or expenses.


(LINE GRAPH ICON)
          -------------------------------------------------------------
          WHAT IS AN INDEX?
          -------------------------------------------------------------
          An index measures the market prices of a specific group of securities in a particular market or market sector. You cannot invest directly in an index. Unlike a mutual fund, an index does not have an investment adviser and does not pay any commissions or expenses. If an index had expenses, its performance would be lower. The Russell 1000(R) Value Index is a widely-recognized, capitalization-weighted (companies with larger market capitalizations have more influence than those with smaller market capitalizations) index of companies in the Russell 1000(R) Index. The Russell 1000(R) Index is a widely-recognized, comprehensive large-cap index that measures the performance of the largest 1,000 companies in the Russell 3000(R) Index, which measures the performance of the 1,000 largest companies in the Russell 3000(R) Index. The Russell 3000(R) Index is a widely-recognized, capitalization-weighted index that measures the performance of the 3,000 largest U.S. companies based on total market capitalization.

LARGE CAP VALUE EQUITY FUND



           4  PROSPECTUS

(COIN ICON)
        FUND FEES AND EXPENSES

        This table describes the fees and expenses that you may pay if you buy and hold fund shares. This table does not, however, include any separate account or Contract expenses, fees or charges. If these amounts were included, the expenses shown below would be higher. The annual fund operating expenses shown in this table are based on amounts incurred during the Fund's most recent fiscal year, unless otherwise indicated.

--------------------------------------------------------------------------------
ANNUAL FUND OPERATING EXPENSES (EXPENSES DEDUCTED FROM FUND ASSETS)
--------------------------------------------------------------------------------


Investment Advisory Fees                                       0.80 %
Other Expenses                                                 0.32 %
                                                                -----
Total Annual Operating Expenses                                1.12 %
Fee Waivers and Expense Reimbursements*                       (0.17)%
                                                                -----
Net Expenses                                                   0.95 %



* The Adviser has contractually agreed to waive fees and reimburse expenses until at least May 1, 2008 in order to keep total operating expenses from exceeding 0.95%. If at any point before May 1, 2010, total annual operating expenses are less than the expense cap, the Adviser may retain the difference to recapture any of the prior waivers or reimbursements.


-------------------------------------------------------------
EXAMPLE
-------------------------------------------------------------

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and that you sell your shares at the end of those periods.


The Example also assumes that each year your investment has a 5% return, Fund operating expenses remain the same (except that the effect of the operating expense limit between the Adviser and the Fund is only taken into account for the 1 year period and the first year of the 3-year, 5-year and 10-year periods, as it will expire on May 1, 2008 unless renewed) and you reinvest all dividends and distributions. The Example does not include any separate account or Contract expenses, fees or charges. If these amounts were included, the expenses shown below would be higher. Although your actual costs and returns might be different, your approximate costs of investing $10,000 in the Fund would be:



1 YEAR    3 YEARS    5 YEARS    10 YEARS
 $97       $339       $601       $1,350


-------------------------------------------------------------
FUND EXPENSES
-------------------------------------------------------------

Every mutual fund has operating expenses to pay for professional advisory, shareholder, distribution, administration and custody services. The Fund's expenses in the table above are shown as a percentage of the Fund's net assets. These expenses are deducted from Fund assets. For more information about these fees, see "Investment Adviser."

                                                     MORE INFORMATION ABOUT RISK



                                                                   PROSPECTUS  5

(LIFE PRESERVER ICON)
            MORE INFORMATION
            ABOUT RISK

DERIVATIVES RISK

Derivatives may involve risks different from, and possibly greater than, those of traditional investments. The Fund may use derivatives (such as futures, options, and swaps) to attempt to achieve its investment objective and offset certain investment risks, while at the same time maintaining liquidity. These positions may be established for hedging or non-hedging purposes. Risks associated with the use of derivatives include those associated with hedging and leveraging activities:

- The success of a hedging strategy may depend on an ability to predict movements in the prices of individual securities, fluctuations in markets, and movements in interest rates.

- The Fund experiencing losses over certain ranges in the market that exceed losses experienced by a fund that does not use derivatives.

- There may be an imperfect or no correlation between the changes in market value of the securities held by the Fund and the prices of derivatives.

- There may not be a liquid secondary market for derivatives.

- Trading restrictions or limitations may be imposed by an exchange.

- Government regulations may restrict trading in derivatives.

- The other party to an agreement (e.g., options or swaps) may default; however, in certain circumstances, such counterparty risk may be reduced by having an organization with very good credit act as intermediary.

Because options premiums paid or received by the Fund are small in relation to the market value of the investments underlying the options, buying and selling put and call options can be more speculative than investing directly in securities.


To limit leveraging risk, the Fund observes asset segregation requirements to cover its obligations under derivative instruments. By setting aside assets equal only to its net obligations under certain derivative instruments, the Fund will have the ability to employ leverage to a greater extent than if the Fund were required to segregate assets equal to the full notional value of such derivative instruments.


EQUITY RISK


Equity securities include public and privately issued equity securities, common and preferred stocks, warrants, rights to subscribe to common stock and convertible securities, as well as instruments that attempt to track the price movement of equity indices. Investments in equity securities and equity derivatives in general are subject to market risks that may cause their prices to fluctuate over time. The value of securities convertible into equity securities, such as warrants or convertible debt, is also affected by prevailing interest rates, the credit quality of the issuer and any call provision. Fluctuations in the value of equity securities in which the Fund invests will cause the Fund's net asset value to fluctuate. An investment in a portfolio of equity securities may be more suitable for long-term investors who can bear the risk of these share price fluctuations.

EXCHANGE TRADED FUND RISK


The Fund may purchase shares of exchange-traded funds ("ETFs") to temporarily gain exposure to a particular portion of the market while awaiting an opportunity to purchase securities directly. ETFs are investment companies that are bought and sold on a securities exchange. An ETF holds a portfolio of securities designed to track a particular market segment or index. ETFs, like mutual funds, have expenses associated with their operation, including advisory fees. When the Fund invests in an ETF, in addition to directly bearing expenses associated with its own operations, it will bear a pro rata portion of the ETF's expenses. The risks of owning shares of an ETF generally reflect the risks of owning the underlying securities the ETF is designed to track, although lack of liquidity in an ETF could result in it being more volatile than the underlying portfolio of securities. In addition, because of ETF expenses, compared to owning the underlying securities directly, it may be more costly to own an ETF.

FOREIGN SECURITY RISK

Investments in securities of foreign companies or governments can be more volatile than investments in U.S. companies or governments. Political and economic events unique to a country or region will affect those

MORE INFORMATION ABOUT FUND INVESTMENTS




           6  PROSPECTUS

markets and their issuers. These events will not necessarily affect the U.S. economy or similar issuers located in the United States. Diplomatic, political, or economic developments, including nationalization or appropriation, could affect investments in foreign countries. Foreign securities markets generally have less trading volume and less liquidity than U.S. markets.

Foreign companies or governments generally are not subject to uniform accounting, auditing, and financial reporting standards comparable to those applicable to domestic U.S. companies or governments. Transaction costs are generally higher than those in the U.S. and expenses for custodial arrangements of foreign securities may be somewhat greater than typical expenses for custodial arrangements of similar U.S. securities. Some foreign governments levy withholding taxes against dividend and interest income. Although in some countries a portion of these taxes are recoverable, the non-recovered portion will reduce the income received from the securities comprising the portfolio.

LARGE COMPANY RISK

Large cap stocks can perform differently from other segments of the equity market or the equity market as a whole. Companies with large capitalizations tend to go in and out of favor based on market and economic conditions and, while they can be less volatile than companies with smaller market capitalizations, they may also be less flexible in evolving markets or unable to implement change as quickly as their smaller counterparts. Accordingly, the value of large cap stocks may not rise to the same extent as the value of small or mid-cap companies.


SMALLER COMPANY RISK


Small and mid-capitalization stocks can perform differently from other segments of the equity market or the equity market as a whole. The small and mid-capitalization companies the Fund invests in may be more vulnerable to adverse business or economic events than larger, more established companies. In particular, these companies may have limited product lines, markets and financial resources, and may depend upon a relatively small management group. Therefore, small and mid-cap stocks can be more volatile than those of larger companies. These securities may be traded over-the-counter or listed on an exchange.

(MOUNTAIN ICON)
           MORE INFORMATION ABOUT FUND INVESTMENTS

           This prospectus describes the Fund's primary strategies, and the Fund will normally invest in the types of securities described in this prospectus. However, in addition to the investments and strategies described in this prospectus, the Fund also may invest in other securities, use other strategies and engage in other investment practices. These investments and strategies, as well as those described in this prospectus, are described in detail in the Statement of Additional Information.

The investments and strategies described in this prospectus are those that the Fund uses under normal conditions. During unusual economic or market conditions, or for temporary defensive or liquidity purposes, the Fund may invest up to 100% of its assets in cash, money market instruments, repurchase agreements and short-term obligations. The Fund will do so only if the Adviser believes that the risk of loss outweighs the opportunity for capital gains or higher income. Of course, the Fund cannot guarantee that it will achieve its investment goal.

INFORMATION ABOUT PORTFOLIO HOLDINGS

A description of the Fund's policies and procedures with respect to the circumstances under which the Fund discloses its portfolio securities is available in the Statement of Additional Information.

(MAGNIFYING GLASS ICON)
                INVESTMENT ADVISER


                Trusco Capital Management, Inc., ("Trusco" or the "Adviser") 50 Hurt Plaza, Suite 1400, Atlanta, Georgia 30303, serves as the investment adviser to the Fund. As of December 31, 2006, Trusco had approximately $73.4 billion in assets under management. For the fiscal year ended December 31, 2006, the Adviser received advisory fees (after waivers) of 0.63%.


Breakpoints are used in computing the advisory fee as follows:


AVERAGE DAILY NET ASSETS    DISCOUNT FROM FULL FEE
------------------------    ----------------------
                            None -- Full Fee of
First $500 million          0.80%
Next $500 million           5%
Over $1 billion             10%

                                                               PORTFOLIO MANAGER




                                                                   PROSPECTUS  7

The Fund's annual report to shareholders for the period ended December 31, 2006 contains a discussion of the basis for the Board of Trustees' approval of the continuance of the Investment Advisory Agreement with the Adviser.

The Adviser is responsible for making investment decisions for the Fund and continuously reviews, supervises and administers the Fund's investment program. The Board of Trustees supervises the Adviser and establishes policies that the Adviser must follow in its management activities.

The Adviser may use its affiliates as brokers for Fund transactions.

The Adviser may compensate, from its own assets, insurance companies for providing administrative services in connection with offering the Fund under their Contracts.

An investment adviser has a fiduciary obligation to its clients when the adviser has authority to vote their proxies. Under the current contractual agreement the Adviser is authorized to vote proxies on behalf of the Fund. Information regarding the Adviser's, and thus the Fund's, Proxy Voting Policies and Procedures is provided in the Statement of Additional Information. A copy of the Adviser's Proxy Voting Policies and Procedures may be obtained by contacting the STI Classic Variable Trust at 1-888-STI-FUND, or by visiting www.sticlassicfunds.com.

PORTFOLIO MANAGER

Mr. Mills Riddick, CFA, is primarily responsible for the day-to-day management of the Fund.

Mr. Riddick has served as Managing Director of Trusco since July 2000. He has managed the Fund since October 1995. He has more than 24 years of investment experience.

The Statement of Additional Information provides additional information regarding the Fund's portfolio manager's compensation, other accounts managed by the portfolio manager, potential conflicts of interest and the portfolio manager's ownership of securities of the Fund.

(HAND SHAKE ICON)
                  PURCHASING AND SELLING FUND SHARES

This section tells you how to purchase and sell (sometimes called "redeem") shares of the Fund.

HOW TO PURCHASE FUND SHARES

Generally, you may not purchase Fund shares directly. Rather, Fund shares are sold to insurance companies for their separate accounts. Separate accounts are used by insurance companies to fund variable annuity and variable life insurance contracts. As a result, you, as a customer of an insurance company, may allocate value under a Contract to the Fund. An insurance company purchases and redeems shares of the Fund based on, among other things, the amount of net contract premiums or purchase payments transferred to the separate accounts, transfers to or from a separate account investment division, policy loans, repayments and benefit payments to the terms of the Contract at the Fund's net asset value per share calculated as of that same day. Please refer to the Contract prospectus for information on how to make investments and redemptions.

WHEN CAN YOU PURCHASE SHARES?

You may purchase shares on any day that the New York Stock Exchange (the "NYSE") is open for business (a "Business Day").

The price per share (the offering price) will be the net asset value per share ("NAV") next determined after the Fund receives your purchase order in proper form. The Fund calculates its NAV once each Business Day at the regularly scheduled close of normal trading on the NYSE (normally, 4:00 p.m., Eastern
Time). So, for you to receive the current Business Day's NAV your insurance company must receive your purchase order in proper form before 4:00 p.m. Eastern Time. If the NYSE closes early - such as on days in advance of certain holidays
- the Fund will calculate the NAV as of the earlier closing time. The Fund will not accept orders that request a particular day or price for the transaction or any other special conditions.

The Fund may reject any purchase order.

PORTFOLIO MANAGER




           8  PROSPECTUS

HOW THE FUND CALCULATES NAV

NAV is calculated by adding the total value of the Fund's investments and other assets, subtracting its liabilities and then dividing that figure by the number of outstanding shares of the Fund.

In calculating NAV, the Fund generally values its investment portfolio at market price. If market prices are not readily available or the Fund reasonably believes that they are unreliable, such as in the case of a security value that has been materially affected by events occurring after the relevant market closes, the Fund is required to price those securities at fair value as determined in good faith using methods approved by the Board of Trustees. The Fund's determination of a security's fair value price often involves the consideration of a number of subjective factors, and is therefore subject to the unavoidable risk that the value that the Fund assigns to a security may be higher or lower than the security's value would be if a reliable market quotation for the security was readily available.

Although the Fund invests primarily in the stocks of U.S. companies that are traded on U.S. exchanges, there may be limited circumstances in which the Fund would price securities at fair value - for example, if the exchange on which a portfolio security is principally traded closed early or if trading in a particular security was halted during the day and did not resume prior to the time the Fund calculated its NAV.

With respect to non-U.S. securities held by the Fund, the Fund may take factors influencing specific markets or issues into consideration in determining the fair value of a non-U.S. security. International securities markets may be open on days when the U.S. markets are closed. In such cases, the value of any international securities owned by the Fund may be significantly affected on days when investors cannot buy or sell shares. In addition, due to the difference in times between the close of the international markets and the time the Fund prices its shares, the value the Fund assigns to securities generally will not be the same as the primary markets or exchanges. In determining fair value prices, the Fund may consider the performance of securities on their primary exchanges, foreign currency appreciation/ depreciation, securities market movements in the U.S., or other relevant information as related to the securities.

HOW TO SELL YOUR FUND SHARES

You may sell your shares on any Business Day by contacting your insurance company. All redemption orders will be processed and payments will be made within seven days after tender. Your insurance company will give you information about how to sell your shares. The sale price of each share will be the NAV next determined after the insurance company receives your request. Your insurance company or retirement plan sponsor may have different cut-off times for determining NAV. Please refer to the Contract prospectus for information on how to make investments and redemptions.

SUSPENSION OF YOUR RIGHT TO SELL YOUR SHARES

The Fund may suspend your right to sell your shares if the NYSE restricts trading, the SEC declares an emergency or for other reasons approved by the SEC. More information about this is in the Statement of Additional Information.

MARKET TIMING POLICIES AND PROCEDURES

The Fund is intended for long-term investment purposes only and discourages shareholders from engaging in "market timing" or other types of excessive short-term trading. This frequent trading into and out of the Fund may present risks to the Fund's long-term shareholders, all of which could adversely affect shareholder returns. The risks posed by frequent trading include interfering with the efficient implementation of the Fund's investment strategies, requiring the Fund to maintain higher cash balances to meet redemption requests, and experiencing increased transaction costs.

When the Fund invests in foreign securities, its performance may be adversely impacted and the interests of longer-term shareholders may be diluted as a result of time-zone arbitrage, a short-term trading practice that seeks to exploit changes in the value of the Fund's investments that result from events occurring after the close of the foreign markets on which the investments trade, but prior to the time the Fund determines its NAV. If an arbitrageur is successful, he or she may dilute the interests of other shareholders by trading shares at prices that do not fully reflect their fair value.

                                              DIVIDENDS, DISTRIBUTIONS AND TAXES




                                                                   PROSPECTUS  9

When the Fund invests in securities that may trade infrequently or may be more difficult to value, such as securities of smaller companies, it may be susceptible to trading by short-term traders who seek to exploit perceived price inefficiencies in the Fund's investments. In addition, the market for such securities may at times show "market momentum," in which positive or negative performance may continue from one day to the next for reasons unrelated to the fundamentals of the issuer. Short-term traders may seek to capture this momentum by trading frequently in the Fund's shares, which may reduce the Fund's performance and dilute the interests of other shareholders. Because securities of smaller companies may be less liquid than securities of larger companies, if the Fund invests in smaller companies it may also be unable to buy or sell these securities at desirable prices in response to volatile cash flows caused by short-term trading.


Purchase and redemption transactions submitted to the Fund by insurance company separate accounts reflect the transactions of multiple Contract owners whose individual transactions are not automatically disclosed to the Fund. Therefore, the Fund relies in large part on the insurance companies to aid in its effort to detect and deter short-term trading by individual Contract owners. If the insurance companies notify the Fund, or the Fund otherwise becomes aware, that short-term trading activity has been detected, the Fund will request the insurance companies issuing the Contracts to take steps to prevent any future short-term trading by such Contract owners. The Fund cannot guarantee the accuracy of the information provided by the insurance companies and may not always be able to track short-term trading effected through these insurance companies. The Fund has the right to terminate a separate account's ability to invest in the Fund if excessive trading activity persists and the Fund or its Adviser reasonably believes that such termination would be in the best interests of long-term shareholders. Further, the Fund seeks to discourage short-term trading by using fair value pricing procedures to fair value certain investments under some circumstances.



There may be additional restrictions on short-term trading at the Contract level and Contract owners should consult the prospectus for their Contract for additional information on Contract level restrictions relating to short-term trading.


DIVIDENDS AND DISTRIBUTIONS

The Fund distributes its net investment income quarterly and its net realized capital gains, if any, at least annually. If you own shares on the record date, you will be entitled to receive the distribution. Dividends are paid in the form of additional shares.

TAXES

PLEASE CONSULT YOUR TAX ADVISOR REGARDING YOUR SPECIFIC QUESTIONS ABOUT FEDERAL, STATE AND LOCAL INCOME TAXES. The Fund has summarized some important tax issues that affect the Fund and its insurance company shareholders. This summary is based on current tax laws, which may change. For more information about the tax consequences of an investment in an insurance contract, see the attached Contract prospectus.


The Fund expects that it will not have to pay U.S. income taxes if it distributes all of its income and gains, but it may still be subject to foreign taxes in cases where it receives foreign-source income and gains. Net income and realized capital gains that the Fund distributes are not currently taxable when left to accumulate within a variable annuity or variable life insurance contract. For information on federal income taxation of a life insurance company with respect to its receipt of distributions from the Fund and federal income taxation of owners of variable annuity or variable life insurance contracts, refer to the Contract prospectus.


MORE INFORMATION ABOUT TAXES IS IN THE STATEMENT OF ADDITIONAL INFORMATION.

          10  PROSPECTUS

                      [THIS PAGE INTENTIONALLY LEFT BLANK]

                                                            FINANCIAL HIGHLIGHTS



                                                                PROSPECTUS  11

FINANCIAL HIGHLIGHTS


The financial highlights table is intended to help you understand the Fund's financial performance for the periods indicated. Certain information reflects financial results for a single Fund share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the Fund (assuming reinvestment of all dividends and distributions). The total returns do not include the separate account or Contract expenses, fees or charges that will be imposed by the Contracts. If these amounts were reflected, the returns would be lower than those shown. The information provided below has been audited by PricewaterhouseCoopers LLP, whose report, along with the Fund's financial statements and related notes, are included in the Fund's 2006 Annual Report to Shareholders. The Fund's 2006 Annual Report to Shareholders is available upon request and without charge by calling 1-888-STI-FUND or on the STI Classic Funds' website at www.sticlassicfunds.com.

          12  PROSPECTUS

 FINANCIAL HIGHLIGHTS
FOR THE YEARS ENDED DECEMBER 31,
FOR A SHARE OUTSTANDING THROUGHOUT EACH YEAR

                                                            Net Realized                              Distributions
                                  Net Asset      Net            and                      Dividends        from
                                   Value,     Investment     Unrealized       Total       from Net      Realized      Distributions
                                  Beginning     Income     Gains (Losses)      From      Investment      Capital       from Return
                                   of Year      (Loss)     on Investments   Operations     Income         Gains        of Capital
                                  ---------   ----------   --------------   ----------   ----------   -------------   -------------
LARGE CAP VALUE EQUITY FUND
 Year Ended December 31, 2006      $14.62       $0.24          $ 3.02         $ 3.26       $(0.23)       $   --           $   --
 Year Ended December 31, 2005       14.32        0.23            0.30           0.53        (0.23)           --               --
 Year Ended December 31, 2004       12.60        0.19            1.72           1.91        (0.19)           --               --
 Year Ended December 31, 2003       10.39        0.17(a)         2.21           2.38        (0.17)           --               --
 Year Ended December 31, 2002       12.70        0.16           (2.31)         (2.15)       (0.16)*          --               --

                                                                                                       Ratio of
                                      Total       Net Asset            Net Assets,     Ratio of     Net Investment
                                    Dividends      Value,                End of      Net Expenses   Income (Loss)
                                       and         End of     Total       Year        to Average      to Average
                                  Distributions     Year      Return      (000)       Net Assets      Net Assets
                                  -------------   ---------   ------   -----------   ------------   --------------
LARGE CAP VALUE EQUITY FUND
 Year Ended December 31, 2006        $(0.23)       $17.65      22.46%    $37,694         0.95%           1.46%
 Year Ended December 31, 2005         (0.23)        14.62       3.75      38,028         0.93            1.58
 Year Ended December 31, 2004         (0.19)        14.32      15.29      47,013         0.95            1.43
 Year Ended December 31, 2003         (0.17)        12.60      23.12      45,484         0.95            1.52
 Year Ended December 31, 2002         (0.16)*       10.39     (16.98)     43,899         0.95            1.37

                                  Ratio of Expenses to
                                   Average Net Assets
                                  (Excluding Waivers,    Portfolio
                                   Reimbursements and    Turnover
                                    Expense Offset)        Rate
                                  --------------------   ---------
LARGE CAP VALUE EQUITY FUND
 Year Ended December 31, 2006             1.12%              91%
 Year Ended December 31, 2005             0.95              100
 Year Ended December 31, 2004             1.11               85
 Year Ended December 31, 2003             1.19               54
 Year Ended December 31, 2002             1.13               50



  *  Includes Return of Capital of $0.0049 per share.

(a)  Amounts calculated using the average shares method.


                                                                           NOTES



                                                                PROSPECTUS  13

HOW TO OBTAIN MORE INFORMATION ABOUT THE STI CLASSIC VARIABLE TRUST



          14  PROSPECTUS

STI CLASSIC VARIABLE TRUST

INVESTMENT ADVISER

Trusco Capital Management, Inc.
50 Hurt Plaza
Suite 1400
Atlanta, Georgia 30303

DISTRIBUTOR

BISYS Fund Services Limited Partnership
3435 Stelzer Road
Columbus, OH 43219

LEGAL COUNSEL

Morgan, Lewis & Bockius LLP
1111 Pennsylvania Avenue NW
Washington, D.C. 20004

More information about the STI Classic Variable Trust is available without charge through the following:

STATEMENT OF ADDITIONAL INFORMATION (SAI)
The SAI includes detailed information about the STI Classic Variable Trust. The SAI is on file with the SEC and is incorporated by reference into this prospectus. This means that the SAI, for legal purposes, is a part of this prospectus.

ANNUAL AND SEMI-ANNUAL REPORTS
These reports list the Fund's holdings and contain information from the Fund's managers about strategies and recent market conditions and trends and their impact on Fund performance. The reports also contain detailed financial information about the Fund.

TO OBTAIN AN SAI, ANNUAL OR SEMI-ANNUAL REPORT, OR MORE INFORMATION:

TELEPHONE: 1-888-STI-FUND

MAIL: STI Classic Variable Trust
BISYS Fund Services Limited Partnership
3435 Stelzer Road
Columbus, OH 43219

WEBSITE: www.sticlassicfunds.com.


SEC: You can also obtain the SAI or the Annual and Semi-Annual reports, as well as other information about the STI Classic Variable Trust, from the EDGAR Database on the SEC's website at http://www.sec.gov. You may review and copy documents at the SEC Public Reference Room in Washington, DC (for information on the operation of the Public Reference Room, call 202-551-8090). You may request documents by mail from the SEC, upon payment of a duplicating fee, by writing to: Securities and Exchange Commission, Public Reference Section, Washington, DC 20549-0102. You may also obtain this information, upon payment of a duplicating fee, by e-mailing the SEC at the following address: publicinfo@sec.gov.


The STI Classic Variable Trust's Investment Company Act registration number is 811-09032.

                                   PROSPECTUS

                           STI CLASSIC VARIABLE TRUST

                            MID-CAP CORE EQUITY FUND


                        (FORMERLY, MID-CAP EQUITY FUND)


                                  MAY 1, 2007

                        INVESTMENT ADVISER TO THE FUND:
                TRUSCO CAPITAL MANAGEMENT, INC. (THE "ADVISER")

                                   (STI LOGO)

     The Securities and Exchange Commission has not approved or disapproved these securities or passed upon the adequacy of this prospectus. Any representation to the contrary is a criminal offense.

PROSPECTUS

ABOUT THIS PROSPECTUS


The STI Classic Variable Trust is a mutual fund family that offers shares in separate investment portfolios ("funds") that have individual investment goals and strategies. The funds are available to the public only through the purchase of certain variable annuity and variable life insurance contracts ("Contracts") issued by various life insurance companies. This prospectus gives you important information about the Mid-Cap Core Equity Fund ("Fund") that you should know before investing. Please read this prospectus in conjunction with your Contract prospectus and keep it for future reference.


This prospectus has been arranged into different sections so that you can easily review this important information. On the next page, there is some general information you should know about the risk and return of the Fund. For more detailed information about the Fund, please see:


 2               FUND SUMMARY

 5               MORE INFORMATION ABOUT RISK

 6               MORE INFORMATION ABOUT FUND INVESTMENTS

 6               INFORMATION ABOUT PORTFOLIO HOLDINGS

 7               INVESTMENT ADVISER

 7               PORTFOLIO MANAGERS

 7               PURCHASING AND SELLING FUND SHARES

 9               MARKET TIMING POLICIES AND PROCEDURES

 10              DIVIDENDS AND DISTRIBUTIONS

 10              TAXES

 11              FINANCIAL HIGHLIGHTS

 14              HOW TO OBTAIN MORE INFORMATION ABOUT THE
                  STI CLASSIC VARIABLE TRUST


--------------------------------------------------------------------------------

(SUITCASE ICON)                 FUND SUMMARY
(TELESCOPE ICON)                INVESTMENT STRATEGY
(LIFE PRESERVER ICON)           WHAT ARE THE PRINCIPAL RISKS OF INVESTING?
(TARGET ICON)                   PERFORMANCE INFORMATION
(LINE GRAPH ICON)               WHAT IS AN INDEX?
(COIN ICON)                     FUND EXPENSES
(MAGNIFYING GLASS ICON)         INVESTMENT ADVISER
(HANDSHAKE ICON)                HOW TO PURCHASE FUND SHARES

--------------------------------------------------------------------------------

MAY 1, 2007

                                                                   PROSPECTUS  1

                                                         RISK/RETURN INFORMATION

The Fund is a mutual fund. A mutual fund pools shareholders' money and, using professional investment managers, invests it in securities.

The Fund has its own investment goal and strategies for reaching that goal. The Adviser invests Fund assets in a way that it believes will help the Fund achieve its goal. Still, investing in the Fund involves risk and there is no guarantee that the Fund will achieve its goal. The Adviser's judgments about the markets, the economy or companies may not anticipate actual market movements, economic conditions or company performance, and these judgments may affect the return on your investment. In fact, no matter how good a job the Adviser does, you could lose money on your investment in the Fund, just as you could with other investments. A FUND SHARE IS NOT A BANK DEPOSIT, AND IT IS NOT INSURED OR GUARANTEED BY THE FDIC OR ANY OTHER GOVERNMENT AGENCY.

The value of your investment in the Fund is based on the market prices of the securities the Fund holds. These prices change daily due to economic and other events that affect particular companies and other issuers. These price movements, sometimes called volatility, may be greater or lesser depending on the types of securities the Fund owns and the markets in which they trade. The effect on the Fund of a change in the value of a single security will depend on how widely the Fund diversifies its holdings.

The Fund's goal may be changed without shareholder approval. Before investing, make sure that the Fund's goal matches your own.

MID-CAP CORE EQUITY FUND




           2  PROSPECTUS

(SUITCASE ICON)
        FUND SUMMARY

INVESTMENT GOAL                              Capital appreciation
INVESTMENT FOCUS                             U.S. mid-cap common stocks
SHARE PRICE VOLATILITY                       Moderate to high
PRINCIPAL INVESTMENT STRATEGY                Attempts to identify companies with above average growth
                                             potential at an attractive price
INVESTOR PROFILE                             Investors who want the value of their investment to grow and who are willing to accept more volatility for the
                                             possibility of higher returns

(TELESCOPE ICON)
               INVESTMENT STRATEGY


               Under normal circumstances, the Mid-Cap Core Equity Fund invests at least 80% of its net assets in common stocks and other U.S.
traded equity securities of mid-cap companies. U.S. traded equity securities may include listed American Depositary Receipts ("ADRs"). The Adviser considers mid-cap companies to be companies with market capitalizations similar to those of companies in the Russell Midcap(R) Index. As of April 2, 2007, the market capitalization range of companies in the Russell Midcap Index was between approximately $1.11 billion and $21.82 billion.


The Adviser believes that a portfolio of stocks with positive earnings characteristics purchased at a reasonable valuation will provide above average returns over time. In selecting investments for the Fund, the Adviser chooses companies that, in its opinion, offer above average stock price appreciation relative to other companies in the same economic sector. The Adviser utilizes proprietary, sector based models to rank stocks in each sector of the small and mid-cap markets. These models utilize fundamental stock characteristics such as growth rates and cash flows. The Adviser utilizes fundamental research in the creation, maintenance, and enhancement of the sector based models to reflect change in the underlying small and mid-cap markets.


Risk management is utilized extensively and a critical component of the overall investment process. The strategy is diversified with generally 80 to 120 stocks in the portfolio. Each stock is generally limited to no more than three percent of the portfolio. The portfolio is managed to reduce tracking error and overall volatility to the benchmark.


Because companies tend to shift in relative attractiveness, the Fund may buy and sell securities frequently, which may result in higher transaction costs, additional capital gains tax liabilities and lower performance.

In addition, to implement its investment strategy, the Fund may buy or sell, to a limited extent, derivative instruments (such as futures, options and swaps) to use as a substitute for a purchase or sale of a position in the underlying assets and/or as part of a strategy designed to reduce exposure to other risks, such as market risk.

(LIFE PRESERVER ICON)
            WHAT ARE THE PRINCIPAL RISKS OF INVESTING IN THIS FUND?

            Since it purchases equity securities, the Fund is subject to the risk that stock prices will fall over short or extended periods of time. Historically, the equity market has moved in cycles, and the value of the Fund's securities may fluctuate drastically from day to day. Individual companies may report poor results or be negatively affected by industry and/or economic trends and developments. The prices of securities issued by such companies may suffer a decline in response. These factors contribute to price volatility, which is the principal risk of investing in the Fund.

Mid-cap stocks can perform differently from other segments of the equity market or the equity market as a whole and can be more volatile than stocks of larger companies.

Because the Fund may invest in ADRs, it is subject to some of the same risks as direct investments in foreign companies. These include the risk that political and economic events unique to a country or region will affect those markets and their issuers. These events will not necessarily affect the U.S. economy or similar issuers located in the United States.


Because the Fund may invest in derivatives, it is exposed to additional volatility and potential losses.



For further information about these and other risks, see "More Information About Risk."

                                                        MID-CAP CORE EQUITY FUND



                                                                   PROSPECTUS  3

(TARGET ICON)
             PERFORMANCE INFORMATION

             The bar chart and the performance table that follow illustrate the risks and volatility of an investment in the Fund. The Fund's past performance does not indicate how the Fund will perform in the future. The bar chart and the performance table do not reflect the impact of any Contract expenses, fees or charges. If these charges had been reflected, returns would be less than shown.

This bar chart shows changes in the performance of the Fund's shares from calendar year to calendar year.

(BAR CHART)


1997                     22.23%
1998                      7.16%
1999                     14.00%
2000                     -2.93%
2001                      2.72%
2002                    -28.45%
2003                     29.72%
2004                     16.82%
2005                     14.32%
2006                     10.72%



      BEST QUARTER               WORST QUARTER
          24.40                     -19.81%
        12/31/98                    9/30/01


-------------------------------------------------------------
AVERAGE ANNUAL TOTAL RETURNS
-------------------------------------------------------------

This table compares the Fund's average annual total returns for the periods ended December 31, 2006, to those of the Russell Midcap(R) Index.


                              1 YEAR   5 YEARS   10 YEARS
Mid-Cap Core
Equity Fund                   10.72%    6.54%      7.41%
Russell
Midcap(R) Index(1)            15.26%   12.88%     12.14%



(1) Reflects no deductions for fees or expenses.


(LINE GRAPH ICON)
          -------------------------------------------------------------
          WHAT IS AN INDEX?
          -------------------------------------------------------------
          An index measures the market prices of a specific group of securities in a particular market or market sector. You cannot invest directly in an index. Unlike a mutual fund, an index does not have an investment adviser and does not pay any commissions or expenses. If an index had expenses, its performance would be lower. The Russell Midcap(R) Index is a widely-recognized index that measures the performance of the 800 smallest companies in the Russell 1000(R) Index, which represent approximately 26% of the total market capitalization of the Russell 1000(R) Index. The Russell 1000(R) Index is a widely-recognized, comprehensive large-cap index measuring the performance of the largest 1,000 U.S. incorporated companies. Each security in the Russell 1000(R) Index is flat-adjusted, market capitalization-weighted to ensure investable positions.

MID-CAP CORE EQUITY FUND




           4  PROSPECTUS

(COIN ICON)
        FUND FEES AND EXPENSES

        This table describes the fees and expenses that you may pay if you buy and hold Fund shares. This table does not, however, include any separate account or Contract expenses, fees or charges. If these amounts were included, the expenses shown below would be higher. The annual fund operating expenses shown in the table below are based on amounts incurred during the Fund's most recent fiscal year, unless otherwise indicated.

--------------------------------------------------------------------------------
ANNUAL FUND OPERATING EXPENSES (EXPENSES DEDUCTED FROM FUND ASSETS)
--------------------------------------------------------------------------------


Investment Advisory Fees                                                   1.00 %
Other Expenses                                                             0.46 %
                                                                            -----
Total Annual Operating Expenses                                            1.46 %
Fee Waivers and Expense Reimbursements*                                   (0.36)%
                                                                            -----
Net Expenses                                                               1.10 %



* Effective May 1, 2007, the Adviser has contractually agreed to waive fees and reimburse expenses until at least May 1, 2008 in order to keep total operating expenses from exceeding 1.10%. If at any point before May 1, 2010, total annual operating expenses are less than the expense cap, the Adviser may retain the difference to recapture any of the prior waivers or reimbursements.


-------------------------------------------------------------
EXAMPLE
-------------------------------------------------------------

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and that you sell your shares at the end of those periods.


The Example also assumes that each year your investment has a 5% return, Fund operating expenses remain the same (except that the effect of the operating expense limit between the Adviser and the Fund is only taken into account for the 1 year period and the first year of the 3-year, 5-year and 10-year periods, as it will expire on May 1, 2008 unless renewed) and you reinvest all dividends and distributions. The Example does not include any separate account or Contract expenses, fees or charges. If these amounts were included, the expenses shown below would be higher. Although your actual costs and returns might be different, your approximate costs of investing $10,000 in the Fund would be:



1 YEAR    3 YEARS   5 YEARS   10 YEARS
 $112      $427      $765      $1,721


-------------------------------------------------------------
FUND EXPENSES
-------------------------------------------------------------

Every mutual fund has operating expenses to pay for professional advisory, shareholder, distribution, administration and custody services. The Fund's expenses in the table above are shown as a percentage of the Fund's net assets. These expenses are deducted from Fund assets. For more information about these fees, see "Investment Adviser."

                                                     MORE INFORMATION ABOUT RISK



                                                                   PROSPECTUS  5

(LIFE PRESERVER ICON)
            MORE INFORMATION
            ABOUT RISK

DERIVATIVES RISK

Derivatives may involve risks different from, and possibly greater than, those of traditional investments. The Fund may use derivatives (such as futures, options, and swaps) to attempt to achieve its investment objective and offset certain investment risks, while at the same time maintaining liquidity. These positions may be established for hedging or non-hedging purposes. Risks associated with the use of derivatives include those associated with hedging and leveraging activities:

- The success of a hedging strategy may depend on an ability to predict movements in the prices of individual securities, fluctuations in markets, and movements in interest rates.

- The Fund experiencing losses over certain ranges in the market that exceed losses experienced by a fund that does not use derivatives.

- There may be an imperfect or no correlation between the changes in market value of the securities held by the Fund and the prices of derivatives.

- There may not be a liquid secondary market for derivatives.

- Trading restrictions or limitations may be imposed by an exchange.

- Government regulations may restrict trading in derivatives.

- The other party to an agreement (e.g., options or swaps) may default; however, in certain circumstances, such counterparty risk may be reduced by having an organization with very good credit act as intermediary.

Because options premiums paid or received by the Fund are small in relation to the market value of the investments underlying the options, buying and selling put and call options can be more speculative than investing directly in securities.


To limit leveraging risk, the Fund observes asset segregation requirements to cover its obligations under derivative instruments. By setting aside assets equal only to its net obligations under certain derivative instruments, the Fund will have the ability to employ leverage to a greater extent than if the Fund were required to segregate assets equal to the full notional value of such derivative instruments.


EQUITY RISK


Equity securities include public and privately issued equity securities, common and preferred stocks, warrants, rights to subscribe to common stock and convertible securities, as well as instruments that attempt to track the price movement of equity indices. Investments in equity securities and equity derivatives in general are subject to market risks that may cause their prices to fluctuate over time. The value of securities convertible into equity securities, such as warrants or convertible debt, is also affected by prevailing interest rates, the credit quality of the issuer and any call provision. Fluctuations in the value of equity securities in which the Fund invests will cause the Fund's net asset value to fluctuate. An investment in a portfolio of equity securities may be more suitable for long-term investors who can bear the risk of these share price fluctuations.

EXCHANGE TRADED FUND RISK


The Fund may purchase shares of exchange-traded funds ("ETFs") to temporarily gain exposure to a particular portion of the market while awaiting an opportunity to purchase securities directly. ETFs are investment companies that are bought and sold on a securities exchange. An ETF holds a portfolio of securities designed to track a particular market segment or index. ETFs, like mutual funds, have expenses associated with their operation, including advisory fees. When the Fund invests in an ETF, in addition to directly bearing expenses associated with its own operations, it will bear a pro rata portion of the ETF's expenses. The risks of owning shares of an ETF generally reflect the risks of owning the underlying securities the ETF is designed to track, although lack of liquidity in an ETF could result in it being more volatile than the underlying portfolio of securities. In addition, because of ETF expenses, compared to owning the underlying securities directly, it may be more costly to own an ETF.

FOREIGN SECURITY RISK


Investments in securities of foreign companies or governments can be more volatile than investments in U.S. companies or governments. Political and economic

MORE INFORMATION ABOUT RISK



           6  PROSPECTUS

events unique to a country or region will affect those markets and their issuers. These events will not necessarily affect the U.S. economy or similar issuers located in the United States. Diplomatic, political, or economic developments, including nationalization or appropriation, could affect investments in foreign countries. Foreign securities markets generally have less trading volume and less liquidity than U.S. markets.

Foreign companies or governments generally are not subject to uniform accounting, auditing, and financial reporting standards comparable to those applicable to domestic U.S. companies or governments. Transaction costs are generally higher than those in the U.S. and expenses for custodial arrangements of foreign securities may be somewhat greater than typical expenses for custodial arrangements of similar U.S. securities. Some foreign governments levy withholding taxes against dividend and interest income. Although in some countries a portion of these taxes are recoverable, the non-recovered portion will reduce the income received from the securities comprising the portfolio.

LARGE COMPANY RISK

Large cap stocks can perform differently from other segments of the equity market or the equity market as a whole. Companies with large capitalizations tend to go in and out of favor based on the market and economic conditions and, while they can be less volatile than companies with smaller market capitalizations, they may also be less flexible in evolving markets or unable to implement change as quickly as their smaller counterparts. Accordingly, the value of large cap stocks may not rise to the same extent as the value of small or mid-cap companies.

SMALLER COMPANY RISK

Small and mid-capitalization stocks can perform differently from other segments of the equity market or the equity market as a whole. The small and mid-capitalization companies the Fund invests in may be more vulnerable to adverse business or economic events than larger, more established companies. In particular, these companies may have limited product lines, markets and financial resources, and may depend upon a relatively small management group. Therefore, small and mid-cap stocks can be more volatile than those of larger companies. These securities may be traded over-the-counter or listed on an exchange.

(MOUNTAIN ICON)
           MORE INFORMATION ABOUT FUND INVESTMENTS

           This prospectus describes the Fund's primary strategies, and the Fund will normally invest in the types of securities described in this prospectus. However, in addition to the investments and strategies described in this prospectus, the Fund also may invest in other securities, use other strategies and engage in other investment practices. These investments and strategies, as well as those described in this prospectus, are described in detail in the Statement of Additional Information.

The investments and strategies described in this prospectus are those that the Fund uses under normal conditions. During unusual economic or market conditions, or for temporary defensive or liquidity purposes, the Fund may invest up to 100% of its assets in cash, money market instruments, repurchase agreements and short-term obligations. The Fund will do so only if the Adviser believes that the risk of loss outweighs the opportunity for capital gains or higher income. Of course, the Fund cannot guarantee that it will achieve its investment goal.

INFORMATION ABOUT PORTFOLIO HOLDINGS

A description of the Fund's policies and procedures with respect to the circumstances under which the Fund discloses its portfolio securities is available in the Statement of Additional Information.

                                                              INVESTMENT ADVISER




                                                                   PROSPECTUS  7

(MAGNIFYING GLASS ICON)
                INVESTMENT ADVISER


                Trusco Capital Management, Inc., ("Trusco" or the "Adviser") 50 Hurt Plaza, Suite 1400, Atlanta, Georgia 30303, serves as the investment adviser to the Fund. As of December 31, 2006, Trusco had approximately $73.4 billion in assets under management. For the fiscal year ended December 31, 2006, the Adviser received advisory fees (after waivers) of 0.69%.


Breakpoints are used in computing the advisory fee as follows:


AVERAGE DAILY NET ASSETS        DISCOUNT FROM FULL FEE
------------------------     ----------------------------
First $500 million           None - Full Fee of 1.00%
Next $500 million            5%
Over $1 billion              10%


The Fund's annual report to shareholders for the period ended December 31, 2006 contains a discussion of the basis for the Board of Trustees' approval of the continuance of the Investment Advisory Agreement with the Adviser.

The Adviser is responsible for making investment decisions for the Fund and continuously reviews, supervises and administers the Fund's investment program. The Board of Trustees supervises the Adviser and establishes policies that the Adviser must follow in its management activities.

The Adviser may use its affiliates as brokers for Fund transactions.

The Adviser may compensate, from its own assets, insurance companies for providing administrative services in connection with offering the Fund under their Contracts.

An investment adviser has a fiduciary obligation to its clients when the adviser has authority to vote their proxies. Under the current contractual agreement the Adviser is authorized to vote proxies on behalf of the Fund. Information regarding the Adviser's, and thus the Fund's, Proxy Voting Policies and Procedures is provided in the Statement of Additional Information. A copy of the Adviser's Proxy Voting Policies and Procedures may be obtained by contacting the STI Classic Variable Trust at 1-888-STI-FUND or by visiting www.sticlassicfunds.com.

PORTFOLIO MANAGERS


Mr. Charles B. Arrington, CFA, and Mr. Scott Yuschak, CFA, are primarily responsible for the day-to-day management of the Fund.


Mr. Arrington joined Trusco as a Vice President in 1997 and has been a Director of Trusco since January 2006. He has co-managed the Fund since January 2007. He has more than 23 years of investment experience.

Mr. Yuschak has served as Vice President and Research Analyst at Trusco since February 2005. Prior to joining Trusco, Mr. Yuschak served as a Sector Manager and Equity Analyst at Banc One from July 2000 to February 2005. He has more than 10 years of investment experience.

The Statement of Additional Information provides additional information regarding the Fund's portfolio managers' compensation, other accounts managed by the portfolio managers, potential conflicts of interest and the portfolio managers' ownership of securities of the Fund.

(HANDSHAKE ICON)
                  PURCHASING AND SELLING FUND SHARES

This section tells you how to purchase and sell (sometimes called "redeem") shares of the Fund.

HOW TO PURCHASE FUND SHARES

Generally, you may not purchase Fund shares directly. Rather, Fund shares are sold to insurance companies for their separate accounts. Separate accounts are used by insurance companies to fund variable annuity and variable life insurance contracts. As a result, you, as a customer of an insurance company, may allocate value under a Contract to the Fund. An insurance company purchases and redeems shares of the Fund based on, among other things, the amount of net contract premiums or purchase payments transferred to the separate accounts, transfers to or from a separate account investment division, policy loans, repayments and benefit payments to the terms of the Contract at the Fund's net asset value per share calculated as of that same day. Please refer to the Contract prospectus for information on how to make investments and redemptions.

PURCHASING AND SELLING FUND SHARES




           8  PROSPECTUS

WHEN CAN YOU PURCHASE SHARES?

You may purchase shares on any day that the New York Stock Exchange (the "NYSE") is open for business (a "Business Day").


The price per share (the offering price) will be the net asset value per share ("NAV") next determined after the Fund receives your purchase order in proper form. The Fund calculates its NAV once each Business Day at the regularly scheduled close of normal trading on the NYSE (normally, 4:00 p.m., Eastern
Time). So, for you to receive the current Business Day's NAV your insurance company must receive your purchase order in proper form before 4:00 p.m. Eastern Time. If the NYSE closes early - such as on days in advance of certain holidays - the Fund will calculate NAV as of the earlier closing time. The Fund will not accept orders that request a particular day or price for the transaction or any other special conditions.


The Fund may reject any purchase order.

HOW THE FUND CALCULATES NAV

NAV is calculated by adding the total value of the Fund's investments and other assets, subtracting its liabilities and then dividing that figure by the number of outstanding shares of the Fund.

In calculating NAV, the Fund generally values its investment portfolio at market price. If market prices are not readily available or the Fund reasonably believes that they are unreliable, such as in the case of a security value that has been materially affected by events occurring after the relevant market closes, the Fund is required to price those securities at fair value as determined in good faith using methods approved by the Board of Trustees. The Fund's determination of a security's fair value price often involves the consideration of a number of subjective factors, and is therefore subject to the unavoidable risk that the value that the Fund assigns to a security may be higher or lower than the security's value would be if a reliable market quotation for the security was readily available.

Although the Fund invests primarily in the stocks of U.S. companies that are traded on U.S. exchanges, there may be limited circumstances in which the Fund would price securities at fair value - for example, if the exchange on which a portfolio security is principally traded closed early or if trading in a particular security was halted during the day and did not resume prior to the time the Fund calculated its NAV.

With respect to non-U.S. securities held by the Fund, the Fund may take factors influencing specific markets or issues into consideration in determining the fair value of a non-U.S. security. International securities markets may be open on days when the U.S. markets are closed. In such cases, the value of any international securities owned by the Fund may be significantly affected on days when investors cannot buy or sell shares. In addition, due to the difference in times between the close of the international markets and the time the Fund prices its shares, the value the Fund assigns to securities generally will not be the same as the primary markets or exchanges. In determining fair value prices, the Fund may consider the performance of securities on their primary exchanges, foreign currency appreciation/depreciation, securities market movements in the U.S., or other relevant information as related to the securities.

                                           MARKET TIMING POLICIES AND PROCEDURES




                                                                   PROSPECTUS  9

HOW TO SELL YOUR FUND SHARES

You may sell your shares on any Business Day by contacting your insurance company. All redemption orders will be processed and payments will be made within seven days after tender. Your insurance company will give you information about how to sell your shares. The sale price of each share will be the NAV next determined after the insurance company receives your request. Your insurance company or retirement plan sponsor may have different cut-off times for determining NAV. Please refer to the Contract prospectus for information on how to make investments and redemptions.

SUSPENSION OF YOUR RIGHT TO SELL YOUR SHARES

The Fund may suspend your right to sell your shares if the NYSE restricts trading, the SEC declares an emergency or for other reasons approved by the SEC. More information about this is in the Statement of Additional Information.

MARKET TIMING POLICIES AND PROCEDURES

The Fund is intended for long-term investment purposes only and discourages shareholders from engaging in "market timing" or other types of excessive short-term trading. This frequent trading into and out of the Fund may present risks to the Fund's long-term shareholders, all of which could adversely affect shareholder returns. The risks posed by frequent trading include interfering with the efficient implementation of the Fund's investment strategies, requiring the Fund to maintain higher cash balances to meet redemption requests, and experiencing increased transaction costs.

When the Fund invests in foreign securities, its performance may be adversely impacted and the interests of longer-term shareholders may be diluted as a result of time-zone arbitrage, a short-term trading practice that seeks to exploit changes in the value of the Fund's investments that result from events occurring after the close of the foreign markets on which the investments trade, but prior to the time the Fund determines its NAV. If an arbitrageur is successful, he or she may dilute the interests of other shareholders by trading shares at prices that do not fully reflect their fair value.

When the Fund invests in securities that may trade infrequently or may be more difficult to value, such as securities of smaller companies, it may be susceptible to trading by short-term traders who seek to exploit perceived price inefficiencies in the Fund's investments. In addition, the market for such securities may at times show "market momentum," in which positive or negative performance may continue from one day to the next for reasons unrelated to the fundamentals of the issuer. Short-term traders may seek to capture this momentum by trading frequently in the Fund's shares, which may reduce the Fund's performance and dilute the interests of other shareholders. Because securities of smaller companies may be less liquid than securities of larger companies, if the Fund invests in smaller companies it may also be unable to buy or sell these securities at desirable prices in response to volatile cash flows caused by short-term trading.


Purchase and redemption transactions submitted to the Fund by insurance company separate accounts reflect the transactions of multiple Contract owners whose individual transactions are not automatically disclosed to the Fund. Therefore, the Fund relies in large part on the insurance companies to aid in its effort to detect and deter short-term trading by individual Contract owners. If the insurance companies notify the Fund, or the Fund otherwise becomes aware, that short-term trading activity has been detected, the Fund will request the insurance companies issuing the Contracts to take steps to prevent any future short-term trading by such Contract owners. The Fund cannot guarantee the accuracy of the information provided by the insurance companies and may not always be able to track short-term trading effected through these insurance companies. The Fund has the right to terminate a separate account's ability to invest in the Fund if excessive trading activity persists and the Fund or its Adviser reasonably believes that such termination would be in the best interests of long-term shareholders. Further, the Fund seeks to discourage short-term trading by using fair value pricing procedures to fair value certain investments under some circumstances.



There may be additional restrictions on short-term trading at the Contract level and Contract owners should consult the prospectus for their Contract for additional information on Contract level restrictions relating to short-term trading.

DIVIDENDS, DISTRIBUTIONS AND TAXES



          10  PROSPECTUS

DIVIDENDS AND DISTRIBUTIONS


The Fund distributes its net investment income quarterly and its net realized capital gains, if any, at least annually. If you own shares on the Fund's record date, you will be entitled to receive the distribution. Dividends are paid in the form of additional shares.


TAXES

PLEASE CONSULT YOUR TAX ADVISOR REGARDING YOUR SPECIFIC QUESTIONS ABOUT FEDERAL, STATE AND LOCAL INCOME TAXES. The Fund has summarized some important tax issues that affect the Fund and its insurance company shareholders. This summary is based on current tax laws, which may change. For more information about the tax consequences of an investment in an insurance contract, see the attached Contract prospectus.


The Fund expects that it will not have to pay U.S. income taxes if it distributes all of its income and gains, but it may still be subject to foreign taxes in cases where it receives foreign-source income and gains. Net income and realized capital gains that the Fund distributes are not currently taxable when left to accumulate within a variable annuity or variable life insurance contract. For information on federal income taxation of a life insurance company with respect to its receipt of distributions from the Fund and federal income taxation of owners of variable annuity or variable life insurance contracts, refer to the Contract prospectus.


MORE INFORMATION ABOUT TAXES IS IN THE STATEMENT OF ADDITIONAL INFORMATION.

                                                            FINANCIAL HIGHLIGHTS



                                                                PROSPECTUS  11

FINANCIAL HIGHLIGHTS


The financial highlights table is intended to help you understand the Fund's financial performance for the periods indicated. Certain information reflects financial results for a single Fund share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the Fund (assuming reinvestment of all dividends and distributions). The total returns do not include the separate account or Contract expenses, fees or charges that will be imposed by the Contracts. If these amounts were reflected, the returns would be lower than those shown. The information provided below has been audited by PricewaterhouseCoopers LLP, whose report, along with the Fund's financial statements and related notes, are included in the Fund's 2006 Annual Report to Shareholders. The Fund's 2006 Annual Report to Shareholders is available upon request and without charge by calling 1-888-STI-FUND or on the STI Classic Funds' website at www.sticlassicfunds.com.

          12  PROSPECTUS

FINANCIAL HIGHLIGHTS

FOR THE YEARS ENDED DECEMBER 31,
FOR A SHARE OUTSTANDING THROUGHOUT EACH YEAR

                                                            Net Realized                              Distributions
                                  Net Asset      Net            and                      Dividends        from
                                   Value,     Investment     Unrealized       Total       from Net      Realized      Distributions
                                  Beginning     Income     Gains (Losses)      From      Investment      Capital       from Return
                                   of Year      (Loss)     on Investments   Operations     Income         Gains        of Capital
                                  ---------   ----------   --------------   ----------   ----------   -------------   -------------
MID-CAP CORE EQUITY FUND
 Year Ended December 31, 2006      $13.51       $ 0.04         $ 1.32         $ 1.36       $(0.05)       $(1.07)         $   --
 Year Ended December 31, 2005       11.87         0.07           1.63           1.70        (0.06)           --              --
 Year Ended December 31, 2004       10.23         0.08           1.63           1.71        (0.07)           --              --
 Year Ended December 31, 2003        7.93         0.05(a)        2.30           2.35        (0.05)           --              --
 Year Ended December 31, 2002       11.09        (0.04)         (3.11)         (3.15)          --         (0.01)             --

                                                                                                        Ratio of
                                      Total       Net Asset             Net Assets,     Ratio of     Net Investment
                                    Dividends       Value,                End of      Net Expenses   Income (Loss)
                                       and          End of     Total       Year        to Average      to Average
                                  Distributions      Year      Return      (000)       Net Assets      Net Assets
                                  -------------   ----------   ------   -----------   ------------   --------------
MID-CAP CORE EQUITY FUND
 Year Ended December 31, 2006        $(1.12)        $13.75      10.72%    $13,026         1.15%           0.34%
 Year Ended December 31, 2005         (0.06)         13.51      14.32      15,036         1.15            0.50
 Year Ended December 31, 2004         (0.07)         11.87      16.82      16,382         1.15            0.71
 Year Ended December 31, 2003         (0.05)         10.23      29.72      16,182         1.15            0.60
 Year Ended December 31, 2002         (0.01)          7.93     (28.45)     13,962         1.15           (0.32)

                                  Ratio of Expenses to
                                   Average Net Assets
                                  (Excluding Waivers,    Portfolio
                                   Reimbursements and    Turnover
                                    Expense Offset)        Rate
                                  --------------------   ---------
MID-CAP CORE EQUITY FUND
 Year Ended December 31, 2006             1.46%             181%
 Year Ended December 31, 2005             1.36              115
 Year Ended December 31, 2004             1.65               79
 Year Ended December 31, 2003             1.84              182
 Year Ended December 31, 2002             1.72               90



(a)  Amounts calculated using the average shares method.


                                                                           NOTES



                                                                PROSPECTUS  13

HOW TO OBTAIN MORE INFORMATION ABOUT THE STI CLASSIC VARIABLE TRUST



          14  PROSPECTUS

STI CLASSIC VARIABLE TRUST

INVESTMENT ADVISER

Trusco Capital Management, Inc.
50 Hurt Plaza
Suite 1400
Atlanta, Georgia 30303

DISTRIBUTOR

BISYS Fund Services Limited Partnership
3435 Stelzer Road
Columbus, OH 43219

LEGAL COUNSEL

Morgan, Lewis & Bockius LLP
1111 Pennsylvania Avenue NW
Washington, D.C. 20004

More information about the STI Classic Variable Trust is available without charge through the following:

STATEMENT OF ADDITIONAL INFORMATION (SAI)
The SAI includes detailed information about the STI Classic Variable Trust. The SAI is on file with the SEC and is incorporated by reference into this prospectus. This means that the SAI, for legal purposes, is a part of this prospectus.

ANNUAL AND SEMI-ANNUAL REPORTS
These reports list the Fund's holdings and contain information from the Fund's managers about strategies and recent market conditions and trends and their impact on Fund performance. The reports also contain detailed financial information about the Fund.

TO OBTAIN AN SAI, ANNUAL OR SEMI-ANNUAL REPORT, OR MORE INFORMATION:

TELEPHONE:1-888-STI-FUND

MAIL: STI Classic Variable Trust
BISYS Fund Services Limited Partnership
3435 Stelzer Road
Columbus, OH 43219

WEBSITE: www.sticlassicfunds.com.


SEC: You can also obtain the SAI or the Annual and Semi-Annual reports, as well as other information about the STI Classic Variable Trust, from the EDGAR Database on the SEC's website at http://www.sec.gov. You may review and copy documents at the SEC Public Reference Room in Washington, DC (for information on the operation of the Public Reference Room, call 202-551-8090). You may request documents by mail from the SEC, upon payment of a duplicating fee, by writing to: Securities and Exchange Commission, Public Reference Section, Washington, DC 20549-0102. You may also obtain this information, upon payment of a duplicating fee, by e-mailing the SEC at the following address: publicinfo@sec.gov.


The STI Classic Variable Trust's Investment Company Act registration number is 811-09032.

                                   PROSPECTUS
                           STI CLASSIC VARIABLE TRUST
                          SMALL CAP VALUE EQUITY FUND

                                  MAY 1, 2007

                        INVESTMENT ADVISER TO THE FUND:
                TRUSCO CAPITAL MANAGEMENT, INC. (THE "ADVISER")

                                   (STI LOGO)

     The Securities and Exchange Commission has not approved or disapproved these securities or passed upon the adequacy of this prospectus. Any representation to the contrary is a criminal offense.

PROSPECTUS
ABOUT THIS PROSPECTUS

The STI Classic Variable Trust is a mutual fund family that offers shares in separate investment portfolios ("funds") that have individual investment goals and strategies. The funds are available to the public only through the purchase of certain variable annuity and variable life insurance contracts ("Contracts") issued by various life insurance companies. This prospectus gives you important information about the Small Cap Value Equity Fund ("Fund") that you should know before investing. Please read this prospectus in conjunction with your Contract prospectus and keep it for future reference.

This prospectus has been arranged into different sections so that you can easily review this important information. On the next page, there is some general information you should know about the risk and return of the Fund. For more detailed information about the Fund, please see:


 2               FUND SUMMARY

 5               MORE INFORMATION ABOUT RISK

 6               MORE INFORMATION ABOUT FUND INVESTMENTS

 6               INFORMATION ABOUT PORTFOLIO HOLDINGS

 6               INVESTMENT ADVISER

 7               PORTFOLIO MANAGER

 7               PURCHASING AND SELLING FUND SHARES

 8               MARKET TIMING POLICIES AND PROCEDURES

 9               DIVIDENDS AND DISTRIBUTIONS

 9               TAXES

 10              FINANCIAL HIGHLIGHTS

 13              HOW TO OBTAIN MORE INFORMATION ABOUT THE
                  STI CLASSIC VARIABLE TRUST


--------------------------------------------------------------------------------

(SUITCASE ICON)                 FUND SUMMARY
(TELESCOPE ICON)                INVESTMENT STRATEGY
(LIFE PRESERVER ICON)           WHAT ARE THE PRINCIPAL RISKS OF INVESTING?
(TARGET ICON)                   PERFORMANCE INFORMATION
(LINE GRAPH ICON)               WHAT IS AN INDEX?
(COIN ICON)                     FUND EXPENSES
(MAGNIFYING GLASS ICON)         INVESTMENT ADVISER
(HANDSHAKE ICON)                HOW TO PURCHASE FUND SHARES

--------------------------------------------------------------------------------

MAY 1, 2007

                                                                   PROSPECTUS  1

                                                         RISK/RETURN INFORMATION

The Fund is a mutual fund. A mutual fund pools shareholders' money and, using professional investment managers, invests it in securities.

The Fund has its own investment goal and strategies for reaching that goal. The Adviser invests Fund assets in a way that it believes will help the Fund achieve its goal. Still, investing in the Fund involves risk and there is no guarantee that the Fund will achieve its goal. The Adviser's judgments about the markets, the economy or companies may not anticipate actual market movements, economic conditions or company performance, and these judgments may affect the return on your investment. In fact, no matter how good a job the Adviser does, you could lose money on your investment in the Fund, just as you could with other investments. A FUND SHARE IS NOT A BANK DEPOSIT, AND IT IS NOT INSURED OR GUARANTEED BY THE FDIC OR ANY OTHER GOVERNMENT AGENCY.

The value of your investment in the Fund is based on the market prices of the securities the Fund holds. These prices change daily due to economic and other events that affect particular companies and other issuers. These price movements, sometimes called volatility, may be greater or lesser depending on the types of securities the Fund owns and the markets in which they trade. The effect on the Fund of a change in the value of a single security will depend on how widely the Fund diversifies its holdings.

The Fund's goal may be changed without shareholder approval. Before investing, make sure that the Fund's goal matches your own.

SMALL CAP VALUE EQUITY FUND



           2  PROSPECTUS

(SUITCASE ICON)
        FUND SUMMARY

INVESTMENT GOALS
  PRIMARY                                    Capital appreciation
  SECONDARY                                  Current income
INVESTMENT FOCUS                             U.S. small cap equity securities
SHARE PRICE VOLATILITY                       Moderate
PRINCIPAL INVESTMENT STRATEGY                Attempts to identify undervalued small cap securities
INVESTOR PROFILE                             Investors who primarily want the value of their investment to grow, but want to receive some income from their
                                             investment

(TELESCOPE ICON)
               INVESTMENT STRATEGY

               Under normal circumstances, the Small Cap Value Equity Fund invests at least 80% of its net assets in U.S. traded equity securities of small cap companies. U.S. traded equity securities may include listed American Depositary Receipts ("ADRs"). The Adviser considers small cap companies to be companies with market capitalizations below $3 billion.

In selecting investments for the Fund, the Adviser chooses companies that it believes are undervalued in the market, relative to the industry sector and the company's own valuation history. The Adviser evaluates potential catalysts that may increase a stock's value to such an extent that the stock no longer meets the Fund's investment criteria. Additionally, all common stocks purchased for the Fund are required to pay cash dividends.

In addition, to implement its investment strategy, the Fund may buy or sell, to a limited extent, derivative instruments (such as futures, options and swaps) to use as a substitute for a purchase or sale of a position in the underlying assets and/or as part of a strategy designed to reduce exposure to other risks, such as market risk.

(LIFE PRESERVER ICON)
            WHAT ARE THE PRINCIPAL RISKS OF INVESTING IN THIS FUND?

             Since it purchases equity securities, the Fund is subject to the risk that stock prices will fall over short or extended periods of time. Historically, the equity market has moved in cycles, and the value of the Fund's securities may fluctuate drastically from day to day. Individual companies may report poor results or be negatively affected by industry and/or economic trends and developments. The prices of securities issued by such companies may suffer a decline in response. These factors contribute to price volatility, which is the principal risk of investing in the Fund.

Small cap stocks can perform differently from other segments of the equity market or the equity market as a whole and can be more volatile than stocks of larger companies.

The Adviser's value investing style may be out of favor in the marketplace for various periods of time. Value investing involves purchasing securities that are undervalued in comparison to their prospects for growth or to their peers or that have historically traded below their historical value. These securities are subject to the risk that their potential values as perceived by the Adviser are never realized by the market.

Because the Fund may invest in ADRs, it is subject to some of the same risks as direct investments in foreign companies. These include the risk that political and economic events unique to a country or region will affect those markets and their issuers. These events will not necessarily affect the U.S. economy or similar issuers located in the United States.


Because the Fund may invest in derivatives, it is exposed to additional volatility and potential losses.



For further information about these and other risks, see "More Information About Risk."

                                                     SMALL CAP VALUE EQUITY FUND



                                                                   PROSPECTUS  3

(TARGET ICON)
             PERFORMANCE INFORMATION

             The bar chart and the performance table that follow illustrate the risks and volatility of an investment in the Fund. The Fund's past performance does not indicate how the Fund will perform in the future. The bar chart and the performance table do not reflect the impact of any Contract expenses, fees or charges. If these charges had been reflected, returns would be less than shown.

This bar chart shows changes in the performance of the Fund's shares from calendar year to calendar year.

(BAR CHART)

1998                    -12.18%

1999                     -4.78%

2000                     16.37%

2001                     21.48%

2002                     -1.20%

2003                     38.44%

2004                     24.19%

2005                     11.90%

2006                     16.10%



      BEST QUARTER               WORST QUARTER
         19.34%                     -20.97%
         6/30/99                    9/30/98


-------------------------------------------------------------
AVERAGE ANNUAL TOTAL RETURNS
-------------------------------------------------------------

This table compares the Fund's average annual total returns for the periods ended December 31, 2006, to those of the Russell 2000(R) Value Index.


                         1 YEAR   5 YEARS   SINCE INCEPTION(1)
Small Cap Value
Equity Fund              16.10%   17.15%          10.74%
Russell 2000(R)
Value Index(2)           23.48%   15.37%          11.70%



(1) The Fund's inception date is October 21, 1997. Index returns provided from October 31, 1997.



(2) Reflects no deductions for fees or expenses.


(LINE GRAPH ICON)
          -------------------------------------------------------------
          WHAT IS AN INDEX?
          -------------------------------------------------------------
          An index measures the market prices of a specific group of securities in a particular market or market sector. You cannot invest directly in an index. Unlike a mutual fund, an index does not have an investment adviser and does not pay any commissions or expenses. If an index had expenses, its performance would be lower. The Russell 2000(R) Value Index is a widely-recognized, capitalization weighted (companies with larger market capitalizations have more influence than those with smaller market capitalizations) index of companies in the Russell 2000(R) Index with lower growth rates and price-to-book ratios. The Russell 2000(R) Index is a widely-recognized, capitalization-weighted index that consists of a subset of the 3,000 largest U.S. companies.

SMALL CAP VALUE EQUITY FUND



           4  PROSPECTUS

(COIN ICON)
        FUND FEES AND EXPENSES

        This table describes the fees and expenses that you may pay if you buy and hold Fund shares. This table does not, however, include any separate account or Contract expenses, fees or charges. If these amounts were included, the expenses shown below would be higher. The annual fund operating expenses shown in the table below are based on amounts incurred during the Fund's most recent fiscal year, unless otherwise indicated.

--------------------------------------------------------------------------------
ANNUAL FUND OPERATING EXPENSES (EXPENSES DEDUCTED FROM FUND ASSETS)

--------------------------------------------------------------------------------

Investment Advisory Fees                                                   1.15 %
Other Expenses                                                             0.29 %
                                                                            -----
Total Annual Operating Expenses                                            1.44 %
Fee Waivers and Expense Reimbursements*                                   (0.24)%
                                                                            -----
Net Expenses                                                               1.20 %



* The Adviser has contractually agreed to waive fees and reimburse expenses until at least May 1, 2008 in order to keep total operating expenses from exceeding 1.20%. If at any point before May 1, 2010, total annual operating expenses are less than the expense cap, the Adviser may retain the difference to recapture any of the prior waivers or reimbursements.


-------------------------------------------------------------
EXAMPLE
-------------------------------------------------------------

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and that you sell your shares at the end of those periods.


The Example also assumes that each year your investment has a 5% return, Fund operating expenses remain the same (except that the effect of the operating expense limit between the Adviser and the Fund is only taken into account for the 1 year period and the first year of the 3-year, 5-year and 10-year periods, as it will expire on May 1, 2008 unless renewed) and you reinvest all dividends and distributions. The Example does not include any separate account or Contract expenses, fees or charges. If these amounts were included, the expenses shown below would be higher. Although your actual costs and returns might be different, your approximate costs of investing $10,000 in the Fund would be:



1 YEAR   3 YEARS   5 YEARS   10 YEARS

 $122     $433      $765      $1,707


-------------------------------------------------------------
FUND EXPENSES
-------------------------------------------------------------

Every mutual fund has operating expenses to pay for professional advisory, shareholder, distribution, administration and custody services. The Fund's expenses in the table above are shown as a percentage of the Fund's net assets. These expenses are deducted from Fund assets. For more information about these fees, see "Investment Adviser."

                                                     MORE INFORMATION ABOUT RISK



                                                                   PROSPECTUS  5

(LIFE PRESERVER ICON)
            MORE INFORMATION
            ABOUT RISK

DERIVATIVES RISK

Derivatives may involve risks different from, and possibly greater than, those of traditional investments. The Fund may use derivatives (such as futures, options, and swaps) to attempt to achieve its investment objective and offset certain investment risks, while at the same time maintaining liquidity. These positions may be established for hedging or non-hedging purposes. Risks associated with the use of derivatives include those associated with hedging and leveraging activities:

- The success of a hedging strategy may depend on an ability to predict movements in the prices of individual securities, fluctuations in markets, and movements in interest rates.

- The Fund experiencing losses over certain ranges in the market that exceed losses experienced by a fund that does not use derivatives.

- There may be an imperfect or no correlation between the changes in market value of the securities held by the Fund and the prices of derivatives.

- There may not be a liquid secondary market for derivatives.

- Trading restrictions or limitations may be imposed by an exchange.

- Government regulations may restrict trading in derivatives.

- The other party to an agreement (e.g., options or swaps) may default; however, in certain circumstances, such counterparty risk may be reduced by having an organization with very good credit act as intermediary.

Because options premiums paid or received by the Fund are small in relation to the market value of the investments underlying the options, buying and selling put and call options can be more speculative than investing directly in securities.


To limit leveraging risk, the Fund observes asset segregation requirements to cover its obligations under derivative instruments. By setting aside assets equal only to its net obligations under certain derivative instruments, the Fund will have the ability to employ leverage to a greater extent than if the Fund were required to segregate assets equal to the full notional value of such derivative instruments.


EQUITY RISK


Equity securities include public and privately issued equity securities, common and preferred stocks, warrants, rights to subscribe to common stock and convertible securities, as well as instruments that attempt to track the price movement of equity indices. Investments in equity securities and equity derivatives in general are subject to market risks that may cause their prices to fluctuate over time. The value of securities convertible into equity securities, such as warrants or convertible debt, is also affected by prevailing interest rates, the credit quality of the issuer and any call provision. Fluctuations in the value of equity securities in which the Fund invests will cause the Fund's net asset value to fluctuate. An investment in a portfolio of equity securities may be more suitable for long-term investors who can bear the risk of these share price fluctuations.

EXCHANGE TRADED FUND RISK


The Fund may purchase shares of exchange-traded funds ("ETFs") to temporarily gain exposure to a particular portion of the market while awaiting an opportunity to purchase securities directly. ETFs are investment companies that are bought and sold on a securities exchange. An ETF holds a portfolio of securities designed to track a particular market segment or index. ETFs, like mutual funds, have expenses associated with their operation, including advisory fees. When the Fund invests in an ETF, in addition to directly bearing expenses associated with its own operations, it will bear a pro rata portion of the ETF's expenses. The risks of owning shares of an ETF generally reflect the risks of owning the underlying securities the ETF is designed to track, although lack of liquidity in an ETF could result in it being more volatile than the underlying portfolio of securities. In addition, because of ETF expenses, compared to owning the underlying securities directly, it may be more costly to own an ETF.


FOREIGN SECURITY RISK



Investments in securities of foreign companies or governments can be more volatile than investments in U.S. companies or governments. Political and economic

MORE INFORMATION ABOUT FUND INVESTMENTS




           6  PROSPECTUS

events unique to a country or region will affect those markets and their issuers. These events will not necessarily affect the U.S. economy or similar issuers located in the United States. Diplomatic, political, or economic developments, including nationalization or appropriation, could affect investments in foreign countries. Foreign securities markets generally have less trading volume and less liquidity than U.S. markets.

Foreign companies or governments generally are not subject to uniform accounting, auditing, and financial reporting standards comparable to those applicable to domestic U.S. companies or governments. Transaction costs are generally higher than those in the U.S. and expenses for custodial arrangements of foreign securities may be somewhat greater than typical expenses for custodial arrangements of similar U.S. securities. Some foreign governments levy withholding taxes against dividend and interest income. Although in some countries a portion of these taxes are recoverable, the non-recovered portion will reduce the income received from the securities comprising the portfolio.

SMALLER COMPANY RISK

Small and mid-capitalization stocks can perform differently from other segments of the equity market or the equity market as a whole. The small and mid-capitalization companies the Fund invests in may be more vulnerable to adverse business or economic events than larger, more established companies. In particular, these companies may have limited product lines, markets and financial resources, and may depend upon a relatively small management group. Therefore, small and mid-cap stocks can be more volatile than those of larger companies. These securities may be traded over-the-counter or listed on an exchange.

(MOUNTAIN ICON)
           MORE INFORMATION ABOUT FUND INVESTMENTS

           This prospectus describes the Fund's primary strategies, and the Fund will normally invest in the types of securities described in this prospectus. However, in addition to the investments and strategies described in this prospectus, the Fund also may invest in other securities, use other strategies and engage in other investment practices. These investments and strategies, as well as those described in this prospectus, are described in detail in the Statement of Additional Information.

The investments and strategies described in this prospectus are those that the Fund uses under normal conditions. During unusual economic or market conditions, or for temporary defensive or liquidity purposes, the Fund may invest up to 100% of its assets in cash, money market instruments, repurchase agreements and short-term obligations. The Fund may also invest in investment grade fixed income securities and mid- to large-cap common stocks that would not ordinarily be consistent with the Fund's objective. The Fund will do so only if the Adviser believes that the risk of loss outweighs the opportunity for capital gains or higher income. Of course, the Fund cannot guarantee that it will achieve its investment goal.

INFORMATION ABOUT PORTFOLIO HOLDINGS

A description of the Fund's policies and procedures with respect to the circumstances under which the Fund discloses its portfolio securities is available in the Statement of Additional Information.

(MAGNIFYING GLASS ICON)
                INVESTMENT ADVISER


                Trusco Capital Management, Inc., ("Trusco" or the "Adviser") 50 Hurt Plaza, Suite 1400, Atlanta, Georgia 30303, serves as the investment adviser to the Fund. As of December 31, 2006, Trusco had approximately $73.4 billion in assets under management. For the fiscal year ended December 31, 2006, the Adviser received advisory fees (after waivers) of 0.91%.



Breakpoints are used in computing the advisory fee as follows:



AVERAGE DAILY NET ASSETS      DISCOUNT FROM FULL FEE
------------------------      ----------------------
First $500 million            None -- Full Fee of 1.15%
Next $500 million             5%
Over $1 billion               10%



The Fund's annual report to shareholders for the period ended December 31, 2006 contains a discussion of the basis for the Board of Trustees' approval of the continuance of the Investment Advisory Agreement with the Adviser.

                                                               PORTFOLIO MANAGER




                                                                   PROSPECTUS  7

The Adviser is responsible for making investment decisions for the Fund and continuously reviews, supervises and administers the Fund's investment program. The Board of Trustees supervises the Adviser and establishes policies that the Adviser must follow in its management activities.

The Adviser may use its affiliates as brokers for Fund transactions.

The Adviser may compensate, from its own assets, insurance companies for providing administrative services in connection with offering the Fund under their Contracts.

An investment adviser has a fiduciary obligation to its clients when the adviser has authority to vote their proxies. Under the current contractual agreements the Adviser is authorized to vote proxies on behalf of the Fund. Information regarding the Adviser's, and thus the Fund's, Proxy Voting Policies and Procedures is provided in the Statement of Additional Information. A copy of the Adviser's Proxy Voting Policies and Procedures may be obtained by contacting the STI Classic Variable Trust at 1-888-STI-FUND, or by visiting www.sticlassicfunds.com.

PORTFOLIO MANAGER

Mr. Brett Barner, CFA, is primarily responsible for the day-to-day management of the Fund.

Mr. Barner has served as Managing Director of Trusco since July 2000. He has managed the Fund since it began operating in October 1997. He has more than 22 years of investment experience.

The Statement of Additional Information provides additional information regarding the Fund's portfolio manager's compensation, other accounts managed by the portfolio manager, potential conflicts of interest and the portfolio manager's ownership of securities of the Fund.

(HAND SHAKE ICON)
                  PURCHASING AND SELLING FUND SHARES

This section tells you how to purchase and sell (sometimes called "redeem") shares of the Fund.

HOW TO PURCHASE FUND SHARES

Generally, you may not purchase Fund shares directly. Rather, Fund shares are sold to insurance companies for their separate accounts. Separate accounts are used by insurance companies to fund variable annuity and variable life insurance contracts. As a result, you, as a customer of an insurance company, may allocate value under a Contract to the Fund. An insurance company purchases and redeems shares of the Fund based on, among other things, the amount of net contract premiums or purchase payments transferred to the separate accounts, transfers to or from a separate account investment division, policy loans, repayments and benefit payments to the terms of the Contract at the Fund's net asset value per share calculated as of that same day. Please refer to the Contract prospectus for information on how to make investments and redemptions.

WHEN CAN YOU PURCHASE SHARES?

You may purchase shares on any day that the New York Stock Exchange (the "NYSE") is open for business (a "Business Day").

The price per share (the offering price) will be the net asset value per share ("NAV") next determined after the Fund receives your purchase order in proper form. The Fund calculates its NAV once each Business Day at the regularly scheduled close of normal trading on the NYSE (normally, 4:00 p.m., Eastern
Time). So, for you to receive the current Business Day's NAV your insurance company must receive your purchase order in proper form before the 4:00 p.m. Eastern Time. If the NYSE closes early - such as on days in advance of certain holidays - the Fund will calculate NAV as of the earlier closing time. The Fund will not accept orders that request a particular day or price for the transaction or any other special conditions.

The Fund may reject any purchase order.

HOW THE FUND CALCULATES NAV

NAV is calculated by adding the total value of the Fund's investments and other assets, subtracting its liabilities and then dividing that figure by the number of outstanding shares of the Fund.

In calculating NAV, the Fund generally values its investment portfolio at market price. If market prices are not readily available or the Fund reasonably believes

MARKET TIMING POLICIES AND PROCEDURES




           8  PROSPECTUS

that they are unreliable, such as in the case of a security value that has been materially affected by events occurring after the relevant market closes, the Fund is required to price those securities at fair value as determined in good faith using methods approved by the Board of Trustees. The Fund's determination of a security's fair value price often involves the consideration of a number of subjective factors, and is therefore subject to the unavoidable risk that the value that the Fund assigns to a security may be higher or lower than the security's value would be if a reliable market quotation for the security was readily available.

Although the Fund invests primarily in the stocks of U.S. companies that are traded on U.S. exchanges, there may be limited circumstances in which the Fund would price securities at fair value - for example, if the exchange on which a portfolio security is principally traded closed early or if trading in a particular security was halted during the day and did not resume prior to the time the Fund calculated its NAV.

With respect to non-U.S. securities held by the Fund, the Fund may take factors influencing specific markets or issues into consideration in determining the fair value of a non-U.S. security. International securities markets may be open on days when the U.S. markets are closed. In such cases, the value of any international securities owned by the Fund may be significantly affected on days when investors cannot buy or sell shares. In addition, due to the difference in times between the close of the international markets and the time the Fund prices its shares, the value the Fund assigns to securities generally will not be the same as the primary markets or exchanges. In determining fair value prices, the Fund may consider the performance of securities on their primary exchanges, foreign currency appreciation/ depreciation, securities market movements in the U.S., or other relevant information as related to the securities.

HOW TO SELL YOUR FUND SHARES

You may sell your shares on any Business Day by contacting your insurance company. All redemption orders will be processed and payments will be made within seven days after tender. Your insurance company will give you information about how to sell your shares. The sale price of each share will be the NAV next determined after the insurance company receives your request. Your insurance company or retirement plan sponsor may have different cut-off times for determining NAV. Please refer to the Contract prospectus for information on how to make investments and redemptions.

SUSPENSION OF YOUR RIGHT TO SELL YOUR SHARES

The Fund may suspend your right to sell your shares if the NYSE restricts trading, the SEC declares an emergency or for other reasons approved by the SEC. More information about this is in the Statement of Additional Information.

MARKET TIMING POLICIES AND PROCEDURES

The Fund is intended for long-term investment purposes only and discourages shareholders from engaging in "market timing" or other types of excessive short-term trading. This frequent trading into and out of the Fund may present risks to the Fund's long-term shareholders, all of which could adversely affect shareholder returns. The risks posed by frequent trading include interfering with the efficient implementation of the Fund's investment strategies, requiring the Fund to maintain higher cash balances to meet redemption requests, and experiencing increased transaction costs.

When the Fund invests in foreign securities, its performance may be adversely impacted and the interests of longer-term shareholders may be diluted as a result of time-zone arbitrage, a short-term trading practice that seeks to exploit changes in the value of the Fund's investments that result from events occurring after the close of the foreign markets on which the investments trade, but prior to the time the Fund determines its NAV. If an arbitrageur is successful, he or she may dilute the interests of other shareholders by trading shares at prices that do not fully reflect their fair value.

                                              DIVIDENDS, DISTRIBUTIONS AND TAXES



                                                                   PROSPECTUS  9

When the Fund invests in securities that may trade infrequently or may be more difficult to value, such as securities of smaller companies, it may be susceptible to trading by short-term traders who seek to exploit perceived price inefficiencies in the Fund's investments. In addition, the market for such securities may at times show "market momentum," in which positive or negative performance may continue from one day to the next for reasons unrelated to the fundamentals of the issuer. Short-term traders may seek to capture this momentum by trading frequently in the Fund's shares, which may reduce the Fund's performance and dilute the interests of other shareholders. Because securities of smaller companies may be less liquid than securities of larger companies, if the Fund invests in smaller companies it may also be unable to buy or sell these securities at desirable prices in response to volatile cash flows caused by short-term trading.


Purchase and redemption transactions submitted to the Fund by insurance company separate accounts reflect the transactions of multiple Contract owners whose individual transactions are not automatically disclosed to the Fund. Therefore, the Fund relies in large part on the insurance companies to aid in its effort to detect and deter short-term trading by individual Contract owners. If the insurance companies notify the Fund, or the Fund otherwise becomes aware, that short-term trading activity has been detected, the Fund will request the insurance companies issuing the Contracts to take steps to prevent any future short-term trading by such Contract owners. The Fund cannot guarantee the accuracy of the information provided by the insurance companies and may not always be able to track short-term trading effected through these insurance companies. The Fund has the right to terminate a separate account's ability to invest in the Fund if excessive trading activity persists and the Fund or its Adviser reasonably believes that such termination would be in the best interests of long-term shareholders. Further, the Fund seeks to discourage short-term trading by using fair value pricing procedures to fair value certain investments under some circumstances.



There may be additional restrictions on short-term trading at the Contract level and Contract owners should consult the prospectus for their Contract for additional information on Contract level restrictions relating to short-term trading.



DIVIDENDS AND DISTRIBUTIONS


The Fund distributes its net investment income quarterly and its net realized capital gains, if any, at least annually. If you own Fund shares on the Fund's record date, you will be entitled to receive the distribution. Dividends are paid in the form of additional shares.

TAXES

PLEASE CONSULT YOUR TAX ADVISOR REGARDING YOUR SPECIFIC QUESTIONS ABOUT FEDERAL, STATE AND LOCAL INCOME TAXES. The Fund has summarized some important tax issues that affect the Fund and its insurance company shareholders. This summary is based on current tax laws, which may change. For more information about the tax consequences of an investment in an insurance contract, see the attached Contract prospectus.


The Fund expects that it will not have to pay U.S. income taxes if it distributes all of its income and gains, but it may still be subject to foreign taxes in cases where it receives foreign-source income and gains. Net income and realized capital gains that the Fund distributes are not currently taxable when left to accumulate within a variable annuity or variable life insurance contract. For information on federal income taxation of a life insurance company with respect to its receipt of distributions from the Fund and federal income taxation of owners of variable annuity or variable life insurance contracts, refer to the Contract prospectus.


MORE INFORMATION ABOUT TAXES IS IN THE STATEMENT OF ADDITIONAL INFORMATION.

FINANCIAL HIGHLIGHTS



          10  PROSPECTUS

FINANCIAL HIGHLIGHTS


The financial highlights table is intended to help you understand the Fund's financial performance for the periods indicated. Certain information reflects financial results for a single Fund share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the Fund (assuming reinvestment of all dividends and distributions). The total returns do not include the separate account or Contract expenses, fees or charges that will be imposed by the Contracts. If these amounts were reflected, the returns would be lower than those shown. The information provided below has been audited by PricewaterhouseCoopers LLP, whose report along with the Fund's financial statements and related notes, are included in the Fund's 2006 Annual Report to Shareholders. The Fund's 2006 Annual Report to Shareholders is available upon request and without charge by calling 1-888-STI-FUND or on the STI Classic Funds' website at www.sticlassicfunds.com.

                                                PROSPECTUS  11

 FINANCIAL HIGHLIGHTS

FOR THE YEARS ENDED DECEMBER 31,
FOR A SHARE OUTSTANDING THROUGHOUT EACH YEAR

                                                            Net Realized                              Distributions
                                  Net Asset      Net            and                      Dividends        from
                                   Value,     Investment     Unrealized       Total       from Net      Realized      Distributions
                                  Beginning     Income     Gains (Losses)      From      Investment      Capital       from Return
                                   of Year      (Loss)     on Investments   Operations     Income         Gains        of Capital
                                  ---------   ----------   --------------   ----------   ----------   -------------   -------------
SMALL CAP VALUE EQUITY FUND
 Year Ended December 31, 2006      $18.24       $0.09          $ 2.52         $ 2.61       $(0.08)       $(4.61)          $  --
 Year Ended December 31, 2005       18.33        0.08            2.00           2.08        (0.08)        (2.09)             --
 Year Ended December 31, 2004       14.80        0.05(a)         3.52           3.57        (0.04)           --              --
 Year Ended December 31, 2003       10.75        0.07(a)         4.05           4.12        (0.07)           --              --
 Year Ended December 31, 2002       10.94        0.06           (0.19)         (0.13)       (0.06)           --              --

                                                                                         Ratio        Ratio of Net
                                      Total       Net Asset             Net Assets,      of Net        Investment
                                    Dividends       Value,                End of        Expenses         Income
                                       and          End of     Total       Year        to Average      to Average
                                  Distributions      Year      Return      (000)       Net Assets      Net Assets
                                  -------------   ----------   ------   -----------   ------------   --------------
SMALL CAP VALUE EQUITY FUND
 Year Ended December 31, 2006        $(4.69)        $16.16     16.10%     $22,002         1.20%           0.46%
 Year Ended December 31, 2005         (2.17)         18.24     11.90       20,270         1.20            0.47
 Year Ended December 31, 2004         (0.04)         18.33     24.19       25,960         1.20            0.33
 Year Ended December 31, 2003         (0.07)         14.80     38.44       20,381         1.20            0.56
 Year Ended December 31, 2002         (0.06)         10.75     (1.20)      15,286         1.20            0.55

                                  Ratio of Expenses to
                                   Average Net Assets
                                  (Excluding Waivers,    Portfolio
                                   Reimbursements and    Turnover
                                    Expense Offset)        Rate
                                  --------------------   ---------
SMALL CAP VALUE EQUITY FUND
 Year Ended December 31, 2006             1.44%             74%
 Year Ended December 31, 2005             1.34              57
 Year Ended December 31, 2004             1.57              52
 Year Ended December 31, 2003             1.79              27
 Year Ended December 31, 2002             1.79              17



(a)  Amounts calculated using the average shares method.


NOTES



          12  PROSPECTUS

             HOW TO OBTAIN MORE INFORMATION ABOUT THE STI CLASSIC VARIABLE TRUST



                                                                  PROSPECTUS  13

STI CLASSIC VARIABLE TRUST

INVESTMENT ADVISER

Trusco Capital Management, Inc.
50 Hurt Plaza
Suite 1400
Atlanta, Georgia 30303

DISTRIBUTOR

BISYS Fund Services Limited Partnership
3435 Stelzer Road
Columbus, OH 43219

LEGAL COUNSEL

Morgan, Lewis & Bockius LLP
1111 Pennsylvania Avenue NW
Washington, D.C. 20004

More information about the STI Classic Variable Trust is available without charge through the following:

STATEMENT OF ADDITIONAL INFORMATION (SAI)
The SAI includes detailed information about the STI Classic Variable Trust. The SAI is on file with the SEC and is incorporated by reference into this prospectus. This means that the SAI, for legal purposes, is a part of this prospectus.

ANNUAL AND SEMI-ANNUAL REPORTS
These reports list the Fund's holdings and contain information from the Fund's managers about strategies and recent market conditions and trends and their impact on Fund performance. The reports also contain detailed financial information about the Fund.

TO OBTAIN AN SAI, ANNUAL OR SEMI-ANNUAL REPORT, OR MORE INFORMATION:

TELEPHONE: 1-888-STI-FUND



MAIL: STI Classic Variable Trust
BISYS Fund Services Limited Partnership
3435 Stelzer Road
Columbus, OH 43219

WEBSITE: www.sticlassicfunds.com.


SEC: You can also obtain the SAI or the Annual and Semi-Annual reports, as well as other information about the STI Classic Variable Trust, from the EDGAR Database on the SEC's website at http://www.sec.gov. You may review and copy documents at the SEC Public Reference Room in Washington, DC (for information on the operation of the Public Reference Room, call 202-551-8090). You may request documents by mail from the SEC, upon payment of a duplicating fee, by writing to: Securities and Exchange Commission, Public Reference Section, Washington, DC 20549-0102. You may also obtain this information, upon payment of a duplicating fee, by e-mailing the SEC at the following address: publicinfo@sec.gov.


The STI Classic Variable Trust's Investment Company Act registration number is 811-09032.

                       STATEMENT OF ADDITIONAL INFORMATION

                           STI CLASSIC VARIABLE TRUST
                                   MAY 1, 2007

                               INVESTMENT ADVISER:
                         TRUSCO CAPITAL MANAGEMENT, INC.
                                 (THE "ADVISER")

This Statement of Additional Information ("SAI") is not a prospectus. It is intended to provide additional information regarding the activities and operations of STI Classic Variable Trust (the "Trust") and should be read in conjunction with the Trust's prospectus dated May 1, 2007, as supplemented from time to time. This SAI relates to the following series of the Trust (each a "Fund" and collectively, the "Funds"):

      LARGE CAP CORE EQUITY FUND (FORMERLY, LARGE CAP RELATIVE VALUE FUND)
        LARGE CAP GROWTH STOCK FUND (FORMERLY, CAPITAL APPRECIATION FUND)
                           LARGE CAP VALUE EQUITY FUND
            MID-CAP CORE EQUITY FUND (FORMERLY, MID-CAP EQUITY FUND)
                           SMALL CAP VALUE EQUITY FUND




This SAI is incorporated by reference into the Trust's prospectus. Capitalized terms not defined herein are defined in the prospectus. A prospectus may be obtained by writing to the Trust or calling toll-free 1-888-STI-FUND.

                                TABLE OF CONTENTS


                                                                            PAGE
                                                                            ----
THE TRUST                                                                      3
DESCRIPTION OF PERMITTED INVESTMENTS                                           3
INVESTMENT LIMITATIONS                                                        17
THE ADVISER                                                                   18
THE ADMINISTRATOR                                                             20
PORTFOLIO MANAGERS                                                            21
THE DISTRIBUTOR                                                               23
THE TRANSFER AGENT                                                            24
THE CUSTODIAN                                                                 24
INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM                                 24
LEGAL COUNSEL                                                                 24
TRUSTEES AND OFFICERS OF THE TRUST                                            24
PURCHASE AND REDEMPTION OF SHARES                                             29
DETERMINATION OF NET ASSET VALUE                                              29
TAXES                                                                         30
FUND TRANSACTIONS                                                             33
PORTFOLIO TURNOVER RATE                                                       36
PORTFOLIO HOLDINGS                                                            36
DESCRIPTION OF SHARES                                                         38
VOTING RIGHTS                                                                 38
SHAREHOLDER LIABILITY                                                         38
LIMITATION OF TRUSTEES' LIABILITY                                             38
CODES OF ETHICS                                                               38
PROXY VOTING                                                                  39
CONTROL PERSONS AND PRINCIPAL HOLDERS OF SECURITIES                           39

FINANCIAL STATEMENTS                                                          41

APPENDIX A - DESCRIPTION OF RATINGS......................................    A-1
APPENDIX B - PROXY VOTING SUMMARIES......................................    B-1

THE TRUST

GENERAL. The Trust is an open-end management investment company established under Massachusetts law as a Massachusetts business trust under a Declaration of Trust dated April 18, 1995. The Declaration of Trust permits the Trust to offer separate series ("funds") of shares of beneficial interest ("shares"). Each Fund is diversified, as that term is defined in the Investment Company Act of 1940 (the "1940 Act").

The Trust reserves the right to create and issue shares of additional funds. Each fund is a separate mutual fund, and each share of each fund represents an equal proportionate interest in that fund. All consideration received by the Trust for shares of any fund and all assets of such fund belong solely to that fund and would be subject to liabilities related thereto. Each Fund currently offers a single class of shares. Additional funds and/or classes may be created from time to time.

Each Fund pays its (i) operating expenses, including fees of its service providers, expenses of preparing prospectuses, proxy solicitation material and reports to shareholders, costs of custodial services and registering its shares under federal and state securities laws, pricing and insurance expenses, brokerage costs, interest charges, taxes and organization expenses and (ii) pro rata share of the Trust's other expenses, including audit and legal expenses. Expenses not attributable to a specific fund are allocated across all of the funds on the basis of relative net assets.

DESCRIPTION OF PERMITTED INVESTMENTS

Each Fund's investment objectives and principal investment strategies are described in its prospectus. The following information supplements, and should be read in conjunction with, a Fund's prospectus. The following are descriptions of the permitted investments and investment practices discussed in each Fund's prospectus under the "Investment Strategy" section and the associated risk factors. The Adviser will only invest in any of the following instruments or engage in any of the following investment practices if such investment or activity is consistent with and permitted by a Fund's stated investment policies.

AMERICAN DEPOSITARY RECEIPTS ("ADRS"), EUROPEAN DEPOSITARY RECEIPTS ("EDRS") AND GLOBAL DEPOSITARY RECEIPTS ("GDRS"). ADRs, EDRs, and GDRs are securities, typically issued by a U.S. financial institution or a non-U.S. financial institution in the case of an EDR or GDR (a "depositary"). The institution has ownership interests in a security, or a pool of securities, issued by a foreign issuer and deposited with the depositary. ADRs, EDRs and GDRs may be available through "sponsored" or "unsponsored" facilities. A sponsored facility is established jointly by the issuer of the security underlying the receipt and a depositary. An unsponsored facility may be established by a depositary without participation by the issuer of the underlying security. Holders of unsponsored depositary receipts generally bear all the costs of the unsponsored facility. The depositary of an unsponsored facility frequently is under no obligation to distribute shareholder communications received from the issuer of the deposited security or to pass through, to the holders of the receipts, voting rights with respect to the deposited securities.

ASSET-BACKED SECURITIES. Asset-backed securities are securities backed by non-mortgage assets such as company receivables, truck and auto loans, student loans, leases, and credit card receivables, and mortgage-like assets such as home equity loans or loans on manufactured housing. These securities may be traded over-the-counter and typically have a short-intermediate maturity structure depending on the pay-down characteristics of the underlying financial assets which are passed through to the security holder. These securities are generally issued as interest in grantor trusts or pass-through certificates, which represent undivided fractional ownership interests in the underlying pool of assets. Asset-backed securities may also be debt obligations, which are known as collateralized obligations and are generally issued as the debt of a special purpose entity, such as a trust, organized solely for the purpose of owning these assets and issuing debt obligations. Asset-backed securities that are backed by a single type of asset are pooled together by asset type for purposes of calculating a Fund's industry concentration levels.

Asset-backed securities are not issued or guaranteed by the U.S. Government, its agencies or instrumentalities; however, the payment of principal and interest on such obligations may be guaranteed up to certain amounts and, for a certain period, by a letter of credit issued by a financial institution (such as a bank or insurance company) unaffiliated with the issuers of such securities. The purchase of asset-backed securities raises risk considerations peculiar to the financing of the instruments underlying such securities. There is also the possibility that recoveries on repossessed collateral may not, in some cases, be available to support payments on those securities.

Asset-backed securities entail prepayment risk, which may vary depending on the type of asset, but is generally less than the prepayment risk associated with mortgage-backed securities. In addition, credit card receivables are unsecured obligations of the card holder.

BORROWING. The Funds may borrow money. Each Fund may borrow money to facilitate management of a Fund's portfolio by enabling the Fund to meet redemption requests when the liquidation of portfolio instruments would be inconvenient or disadvantageous. Such borrowing is not for investment purposes and will be repaid by the borrowing Fund promptly.

As required by the 1940 Act, a Fund must maintain continuous asset coverage (total assets, including assets acquired with borrowed funds, less liabilities exclusive of borrowings) of 300% of all amounts borrowed. If, at any time, the value of the Fund's assets should fail to meet this 300% coverage test, the Fund, within three days (not including Sundays and holidays), will reduce the amount of the Fund's borrowings to the extent necessary to meet this 300% coverage. Maintenance of this percentage limitation may result in the sale of portfolio securities at a time when investment considerations otherwise indicate that it would be disadvantageous to do so.

In addition to the foregoing, the Funds are authorized to borrow money as a temporary measure for extraordinary or emergency purposes in amounts not in excess of 5% of the value of the Fund's total assets. This borrowing is not subject to the foregoing 300% asset coverage requirement. The Funds are authorized to pledge portfolio securities as the Adviser deems appropriate in connection with any borrowings.

Borrowing may subject the Funds to interest costs, which may exceed the interest received on the securities purchased with the borrowed funds. The Funds may borrow at times to meet redemption requests rather than sell portfolio securities to raise the necessary cash. Borrowing can involve leveraging when securities are purchased with the borrowed money.

BRADY BONDS. A Brady Bond is a U.S. dollar denominated bond issued by an emerging market, particularly those in Latin America, and collateralized by U.S. Treasury zero-coupon bonds. In the event of a default on collateralized Brady Bonds for which obligations are accelerated, the collateral for the payment of principal will not be distributed to investors, nor will such obligations be sold and the proceeds distributed. The collateral will be held by the collateral agent to the scheduled maturity of the defaulted Brady Bonds, which will continue to be outstanding, at which time the face amount of the collateral will equal the principal payments which would have then been due on the Brady Bonds in the normal course.

CERTIFICATES OF DEPOSIT. Certificates of deposit are interest bearing instruments with a specific maturity. They are issued by banks and savings and loan institutions in exchange for the deposit of funds and normally can be traded in the secondary market prior to maturity. Certificates of deposit with penalties for early withdrawal will be considered illiquid.

COMMERCIAL PAPER. Commercial paper is the term used to designate unsecured short-term promissory notes issued by corporations and other entities. Maturities on these issues vary from a few to 270 days.

CORPORATE ISSUES. Each Fund may invest in corporate issues, which are debt instruments issued by private corporations or other business entities. Bondholders, as creditors, have a prior legal claim over common and preferred stockholders of the corporation as to both income and assets for the principal and interest due to the bondholder. Each Fund will buy corporate issues subject to any quality constraints. Corporate issues may also be issued by master limited partnerships and real estate investment trusts, or REITS.

DOLLAR ROLLS. Dollar rolls are transactions in which securities are sold for delivery and the seller contracts to repurchase substantially similar securities on a specified future date. Any difference between the sale price and the purchase price (plus interest earned on the cash proceeds of the sale) is applied against the past interest income on the securities sold to arrive at an implied borrowing rate.

Dollar rolls may be renewed prior to cash settlement and initially may involve only a firm commitment agreement by the Fund to buy a security.

If the broker-dealer to whom a Fund sells the security becomes insolvent, the Fund's right to repurchase the security may be restricted. Other risks involved in entering into dollar rolls include the risk that the value of the security may change adversely over the term of the dollar roll and that the security the Fund is required to repurchase may be worth less than the security that the Fund originally held. To avoid any leveraging concerns, the Fund will segregate U.S. Government or other liquid assets in an amount sufficient to cover its repurchase obligation.

EQUITY SECURITIES. Equity securities represent ownership interests in a company and consist of common stocks, preferred stocks, warrants to acquire common stock, and securities convertible into common stock. Investments in equity securities in general are subject to market risks that may cause their prices to fluctuate over time. Fluctuations in the value of equity securities in which a fund invests will cause the net asset value of a fund to fluctuate. The Funds purchase equity securities traded in the U.S. or foreign countries on securities exchanges or the over-the-counter market. Equity securities are described in more detail below:

- COMMON STOCK. Common stock represents an equity or ownership interest in an issuer. In the event an issuer is liquidated or declares bankruptcy, the claims of owners of bonds and preferred stock take precedence over the claims of those who own common stock.

- PREFERRED STOCK. Preferred stock represents an equity or ownership interest in an issuer that pays dividends at a specified rate and that has precedence over common stock in the payment of dividends. In the event an issuer is liquidated or declares bankruptcy, the claims of owners of bonds take precedence over the claims of those who own preferred and common stock.

- WARRANTS. Warrants are instruments that entitle the holder to buy an equity security at a specific price for a specific period of time. Changes in the value of a warrant do not necessarily correspond to changes in the value of its underlying security. The price of a warrant may be more volatile than the price of its underlying security, and a warrant may offer greater potential for capital appreciation as well as capital loss. Warrants do not entitle a holder to dividends or voting rights with respect to the underlying security and do not represent any rights in the assets of the issuing company. A warrant ceases to have value if it is not exercised prior to its expiration date. These factors can make warrants more speculative than other types of investments.

- CONVERTIBLE SECURITIES. Convertible securities are bonds, debentures, notes, preferred stocks or other securities that may be converted or exchanged (by the holder or by the issuer) into shares of the underlying common stock (or cash or securities of equivalent value) at a stated exchange ratio. A convertible security may also be called for redemption or conversion by the issuer after a particular date and under certain circumstances (including a specified price) established upon issue. If a convertible security held by a fund is called for redemption or conversion, the fund could be required to tender it for redemption, convert it into the underlying common stock, or sell it to a third party.

     Convertible securities generally have less potential for gain or loss than common stocks. Convertible securities generally provide yields higher than the underlying common stocks, but generally lower than comparable non-convertible securities. Because of this higher yield, convertible securities generally sell at a price above their "conversion value," which is the current market value of the stock to be received upon conversion. The difference between this conversion value and the price of convertible securities will vary over time depending on changes in the value of the underlying common stocks and interest rates. When the underlying common stocks decline in value, convertible securities will tend not to decline to the same extent because of the interest or dividend payments and the repayment of principal at maturity for certain types of convertible securities. However, securities that are convertible other than at the option of the holder generally do not limit the potential for loss to the same extent as securities convertible at the option of the holder. When the underlying common stocks rise in value, the value of convertible securities may also be expected to increase. At the same time, however, the difference between the market value of convertible securities and their conversion value will narrow, which means that the value of convertible securities will generally not increase to the same extent as the value of the underlying common stocks. Because convertible securities may also be interest-rate sensitive, their value may increase as interest rates fall and decrease as interest rates rise. Convertible securities are also subject to credit risk, and are often lower-quality securities.

EXCHANGE TRADED FUNDS ("ETFS"). ETFs are investment companies whose shares are bought and sold on a securities exchange. An ETF represents a fixed portfolio of securities designed to track a particular market segment or index. Some examples of ETFs are SPDRs(R), streetTRACKS, DIAMONDS(SM), NASDAQ 100 Index Tracking Stock(SM) ("QQQs (SM)") and iShares(R). A Fund could purchase an ETF to temporarily gain exposure to a portion of the U.S. or foreign market while awaiting an opportunity to purchase securities directly. The risks of owning an ETF generally reflect the risks of owning the underlying securities they are designed to track, although lack of liquidity in an ETF could result in it being more volatile than the underlying portfolio of securities and ETFs have management fees that increase their costs versus the costs of owning the underlying securities directly. (See also "Investment Company Shares" below).

FIXED INCOME SECURITIES. Fixed income securities are debt obligations issued by corporations, municipalities and other borrowers. Coupons may be fixed or adjustable, based on a pre-set formula. The market value of fixed income investments may change in response to interest rate changes and other factors. During periods of falling interest rates, the values of outstanding fixed income securities generally rise. Conversely, during periods of rising interest rates, the values of such securities generally decline. Moreover, while securities with longer maturities tend to produce higher yields, the prices of longer maturity securities are also subject to greater market fluctuations as a result of changes in interest rates. Changes by recognized agencies in the rating of any fixed income security and in the ability of an issuer to make payments of interest and principal will also affect the value of these investments. Changes in the value of portfolio securities will not affect cash income derived from these securities but will affect the Funds' net asset value.

FOREIGN SECURITIES. Foreign securities may include U.S. dollar denominated obligations or securities of foreign issuers denominated in other currencies. Possible investments include obligations of foreign corporations and other entities, obligations of foreign branches of U.S. banks and of foreign banks, including, without limitation, European Certificates of Deposit, European Time Deposits, European Bankers' Acceptances, Canadian Time Deposits, Europaper and Yankee Certificates of Deposit, and investments in Canadian Commercial Paper and foreign securities. These instruments have investment risks that differ in some respects from those related to investments in obligations of U.S. domestic issuers. These risks include future adverse political and economic developments, the possible imposition of withholding taxes on interest or other income, possible seizure, nationalization, or expropriation of foreign deposits, the possible establishment of exchange controls or taxation at the source, greater fluctuations in value due to changes in exchange rates, or the adoption of other foreign governmental restrictions which might adversely affect the payment of principal and interest on such obligations. These investments may also entail higher custodial fees and sales commissions than domestic investments. Foreign issuers of securities or obligations are often subject to accounting treatment and engage in business practices different from those respecting domestic issuers of similar securities or obligations. Foreign branches of U.S. banks and foreign banks may be subject to less stringent reserve requirements than those applicable to domestic branches of U.S. banks.

In making investment decisions for the Funds, the Adviser evaluates the risks associated with investing Fund assets in a particular country, including risks stemming from a country's financial infrastructure and settlement practices; the likelihood of expropriation, nationalization or confiscation of invested assets; prevailing or developing custodial practices in the country; the country's laws and regulations regarding the safekeeping, maintenance and recovery of invested assets, the likelihood of government-imposed exchange control restrictions which could impair the liquidity of Fund assets maintained with custodians in that country, as well as risks from political acts of foreign governments ("country risks"). Of course, the Adviser cannot assure that the Fund will not suffer losses resulting from investing in foreign countries.

Holding Fund assets in foreign countries through specific foreign custodians presents additional risks, including but not limited to the risks that a particular foreign custodian or depository will not exercise proper care with respect to Fund assets or will not have the financial strength or adequate practices and procedures to properly safeguard Fund assets.

By investing in foreign securities, the Funds attempt to take advantage of differences between both economic trends and the performance of securities markets in the various countries, regions and geographic areas as prescribed by each

Fund's investment objective and policies. During certain periods the investment return on securities in some or all countries may exceed the return on similar investments in the United States, while at other times the investment return may be less than that on similar U.S. securities. The international investments of a Fund may reduce the effect that events in any one country or geographic area will have on its investment holdings. Of course, negative movement by a Fund's investments in one foreign market represented in its portfolio may offset potential gains from the Fund's investments in another country's markets.

Emerging countries are all countries that are considered to be developing or emerging countries by the World Bank or the International Finance Corporation, as well as countries classified by the United Nations or otherwise regarded by the international financial community as developing.

FUTURES AND OPTIONS ON FUTURES. Futures contracts provide for the future sale by one party and purchase by another party of a specified amount of a specific security at a specified future time and at a specified price. An option on a futures contract gives the purchaser the right, in exchange for a premium, to assume a position in a futures contract at a specified exercise price during the term of the option. A Fund will reduce the risk that it will be unable to close out a futures contract by only entering into futures contracts that are traded on a national futures exchange regulated by the Commodities Futures Trading Commission ("CFTC"). Consistent with CFTC regulations, the Funds have claimed exclusion from the definition of the term "commodity pool operator" under the Commodity Exchange Act and, therefore, are not subject to registration or regulation as a commodity pool operator thereunder. A Fund may use futures contracts and related options for hedging purposes or for risk management purposes. Instances in which a Fund may use futures contracts and related options for risk management purposes (other than hedging) include: attempting to offset changes in the value of securities held or expected to be acquired or be disposed of; attempting to minimize fluctuations in foreign currencies; attempting to gain exposure to a particular market, index or instrument; or other risk management purposes.

An index futures contract is a bilateral agreement pursuant to which two parties agree to take or make delivery of an amount of cash equal to a specified dollar amount times the difference between the index value at the close of trading of the contract and the price at which the futures contract is originally struck. No physical delivery of the securities comprising the index is made; generally contracts are closed out prior to the expiration date of the contract.

When a Fund purchases or sells a futures contract, or sells an option thereon, the Fund is required to "cover" its position in order to limit leveraging and related risks. A long position is established when the Adviser purchases a security outright and a short position is established when the Adviser sells a security that it has borrowed. To cover its position, a Fund may maintain with its custodian bank (and marked-to-market on a daily basis), a segregated account consisting of cash or liquid securities that, when added to any amounts deposited with a futures commission merchant as margin, are equal to the market value of the futures contract or otherwise "cover" its position in a manner consistent with the 1940 Act and the rules and interpretations thereunder. The segregated account functions as a practical limit on the amount of leverage which the Fund may undertake and on the potential increase in the speculative character of the Fund's outstanding portfolio securities. Additionally, such segregated accounts will generally assure the availability of adequate funds to meet the obligations of the fund arising from such investment activities.

A Fund may also cover its long position in a futures contract by purchasing a put option on the same futures contract with a strike price (i.e., an exercise price) as high or higher than the price of the futures contract. In the alternative, if the strike price of the put is less than the price of the futures contract, the Fund will maintain in a segregated account cash or liquid securities equal in value to the difference between the strike price of the put and the price of the futures contract. A Fund may also cover its long position in a futures contract by taking a short position in the instruments underlying the futures contract, or by taking positions in instruments with prices which are expected to move relatively consistently with the futures contract. A Fund may cover its short position in a futures contract by taking a long position in the instruments underlying the futures contracts, or by taking positions in instruments with prices which are expected to move relatively consistently with the futures contract.

A Fund may cover its sale of a call option on a futures contract by taking a long position in the underlying futures contract at a price less than or equal to the strike price of the call option. In the alternative, if the long position in the underlying futures contract is established at a price greater than the strike price of the written (sold) call, the Fund will maintain in a segregated account cash or liquid securities equal in value to the difference between the strike price of the call and the price of the futures contract. A Fund may also cover its sale of a call option by taking positions in instruments with prices which are expected to move relatively consistently with the call option. A Fund may cover its sale of a put option on a futures contract by taking a short position in the underlying futures contract at a price greater than or equal to the strike price of the put option, or, if the short position in the underlying futures contract is established at a price less than the strike price of the written put, the fund will maintain in a segregated account cash or liquid securities equal in value to the difference between the strike price of the put and the price of the futures contract. A Fund may also cover its sale of a put option by taking positions in instruments with prices which are expected to move relatively consistently with the put option.

There are significant risks associated with a Fund's use of futures contracts and related options, including the following: (1) the success of a hedging strategy may depend on the Adviser's ability to predict movements in the prices of individual securities, fluctuations in markets and movements in interest rates, (2) there may be an imperfect or no correlation between the changes in market value of the securities held by the Fund and the prices of futures and options on futures, (3) there may not be a liquid secondary market for a futures contract or option, (4) trading restrictions or limitations may be imposed by an exchange, and (5) government regulations may restrict trading in futures contracts and options on futures. In addition, some strategies reduce a Fund's exposure to price fluctuations, while others tend to increase its market exposure.

HEDGING TECHNIQUES. Hedging is an investment strategy designed to offset investment risks. Hedging activities include, among other things, the use of options and futures. There are risks associated with hedging activities, including: (i) the success of a hedging strategy may depend on an ability to predict movements in the prices of individual securities, fluctuations in markets, and movements in interest rates; (ii) there may be an imperfect or no correlation between the changes in market value of the securities held by a Fund and the prices of futures and option on futures; (iii) there may not be a liquid secondary market for a futures contract or option; and (iv) trading restrictions or limitations may be imposed by an exchange, and government regulations may restrict trading in futures contracts and options.

ILLIQUID SECURITIES. Illiquid securities are securities that cannot be sold or disposed of in the ordinary course of business (within seven days) at approximately the prices at which they are valued. Because of their illiquid nature, illiquid securities must be priced at fair value as determined in good faith pursuant to procedures approved by the Trust's Board of Trustees (the "Board"). Despite such good faith efforts to determine fair value prices, each Fund's illiquid securities are subject to the risk that the security's fair value price may differ from the actual price which the Fund may ultimately realize upon its sale or disposition. Difficulty in selling illiquid securities may result in a loss or may be costly to a fund. Under the supervision of the Board, the Adviser determines the liquidity of each Fund's investments. In determining the liquidity of each Fund's investments, the Adviser may consider various factors, including (1) the frequency and volume of trades and quotations, (2) the number of dealers and prospective purchasers in the marketplace, (3) dealer undertakings to make a market, and (4) the nature of the security and the market in which it trades (including any demand, put or tender features, the mechanics and other requirements for transfer, any letters of credit or other credit enhancement features, any ratings, the number of holders, the method of soliciting offers, the time required to dispose of the security, and the ability to assign or offset the rights and obligations of the security). A Fund will not invest more than 15% of its net assets in illiquid securities.

INVESTMENT COMPANY SHARES. The Funds may invest in shares of other investment companies, to the extent permitted by applicable law and subject to certain restrictions. These investment companies typically incur fees that are separate from those fees incurred directly by the Funds. The Funds' purchase of such investment company securities results in the layering of expenses, such that shareholders would indirectly bear a proportionate share of the operating expenses of such investment companies, including advisory fees, in addition to paying the Funds' expenses. Under applicable regulations, unless an exception is available, the Funds are prohibited from acquiring the securities of another investment company if, as a result of such acquisition: (1) the Funds own more than 3% of the total voting stock of the other company; (2) securities issued by any one investment company represent more than 5% of the Funds' total assets; or
(3) securities (other than treasury stock) issued by all investment companies represent more than 10% of the total assets of the Funds.

For hedging or other purposes, each Fund may invest in investment companies that seek to track the composition and/or performance of specific indexes or portions of specific indexes. Certain of these investment companies, known as

ETFs, are traded on a securities exchange. (See "Exchange Traded Funds" above.) The market prices of index-based investments will fluctuate in accordance with changes in the underlying portfolio securities of the investment company and also due to supply and demand of the investment company's shares on the exchange upon which the shares are traded. Index-based investments may not replicate or otherwise match the composition or performance of their specified index due to transaction costs, among other things. Pursuant to an order issued by the Securities and Exchange Commission (the "SEC") to iShares(R) Funds and procedures approved by the Board, each Fund may invest in iShares Funds in excess of the 5% and 10% limits described above, provided that the Fund has described ETF investments in its prospectus and otherwise complies with the conditions of the SEC, as it may be amended, and any other applicable investment limitations. iShares(R) is a registered trademark of Barclays Global Investors, N.A. ("BGI"). Neither BGI nor the iShares Funds makes any representations regarding the advisability of investing in iShares Funds.

INVESTMENT GRADE OBLIGATIONS. Investment grade obligations are fixed income obligations rated by one or more of the rating agencies in one of the four highest rating categories at the time of purchase (e.g., AAA, AA, A or BBB by S&P or Fitch, Inc. or Aaa, Aa, A or Baa by Moody's) or determined to be of equivalent quality by the Adviser. Securities rated BBB or Baa represent the lowest of four levels of investment grade obligations and are regarded as borderline between sound obligations and those in which the speculative element begins to predominate. Ratings assigned to fixed income securities represent only the opinion of the rating agency assigning the rating and are not dispositive of the credit risk associated with the purchase of a particular fixed income obligation. A Fund may hold unrated securities if the Adviser considers the risks involved in owning that security to be equivalent to the risks involved in holding an investment grade security. Moreover, market risk also will affect the prices of even the highest rated fixed income obligation so that their prices may rise or fall even if the issuer's capacity to repay its obligation remains unchanged.

MEDIUM-TERM NOTES. Medium term notes are periodically or continuously offered corporate or agency debt that differs from traditionally underwritten bonds only in the process by which they are issued.

MONEY MARKET SECURITIES. Money market securities include short-term U.S. government securities; custodial receipts evidencing separately traded interest and principal components of securities issued by the U.S. Treasury; commercial paper rated in the highest short-term rating category by a nationally recognized statistical ratings organization ("NRSRO"), such as Standard & Poor's or Moody's, or determined by the Adviser to be of comparable quality at the time of purchase; short-term bank obligations (certificates of deposit, time deposits and bankers' acceptances) of U.S. commercial banks with assets of at least $1 billion as of the end of their most recent fiscal year; and repurchase agreements involving such securities. Each of these money market securities are described below. For a description of ratings, see Appendix A to this SAI.

MORTGAGE-BACKED SECURITIES. Each Fund may invest in mortgage-backed and asset-backed securities. Mortgage-backed securities ("MBS") are securities which represent ownership interests in, or are debt obligations secured entirely or primarily by, "pools" of residential or commercial mortgage loans or other asset-backed securities (the "Underlying Assets"). Such securities may be issued by Government National Mortgage Association ("GNMA"), Federal National Mortgage Association ("FNMA"), Federal Home Loan Mortgage Corporation ("FHLMC"), commercial banks, savings and loan associations, mortgage banks, or by issuers that are affiliates of or sponsored by such entities. Obligations of GNMA are backed by the full faith and credit of the U.S. Government. Obligations of Fannie Mae and FHLMC are not backed by the full faith and credit of the U.S. Government, but are considered to be of high quality since the issuers are considered to be instrumentalities of the United States. Each Fund will not purchase mortgage-backed securities that do not meet the above minimum credit standards. In the case of mortgage-backed securities representing ownership interests in the Underlying Assets, the principal and interest payments on the underlying mortgage loans are distributed monthly to the holders of the mortgage-backed securities. In the case of mortgage-backed securities representing debt obligations secured by the Underlying Assets, the principal and interest payments on the underlying mortgage loans, and any reinvestment income thereon, provide the funds to pay debt service on such mortgage-backed securities.

Certain mortgage-backed securities represent an undivided fractional interest in the entirety of the Underlying Assets (or in a substantial portion of the Underlying Assets, with additional interests junior to that of the mortgage-backed security), and thus have payment terms that closely resemble the payment terms of the Underlying Assets.

In addition, many mortgage-backed securities are issued in multiple classes. Each class of such multi-class mortgage-backed securities, often referred to as a "tranche", is issued at a specific fixed or floating coupon rate and has a stated maturity or final distribution date. Principal prepayment on the Underlying Assets may cause the MBS to be retired substantially earlier than their stated maturities or final distribution dates. Interest is paid or accrues on all or most classes of the MBS on a periodic basis, typically monthly or quarterly. The principal of and interest on the Underlying Assets may be allocated among the several classes of a series of a MBS in many different ways. In a relatively common structure, payments of principal (including any principal prepayments) on the Underlying Assets are applied to the classes of a series of a MBS in the order of their respective stated maturities so that no payment of principal will be made on any class of MBS until all other classes having an earlier stated maturity have been paid in full.

An important feature of mortgage-backed securities is that the principal amount is generally subject to partial or total prepayment at any time because the Underlying Assets (i.e., loans) generally may be prepaid at any time.

Private pass-through securities are mortgage-backed securities issued by a non-governmental agency, such as a trust. While they are generally structured with one or more types of credit enhancement, private pass-through securities generally lack a guarantee by an entity having the credit status of a governmental agency or instrumentality. The two principal types of private mortgage-backed securities are collateralized mortgage obligations ("CMOs") and real estate mortgage investment conduits ("REMICs").

CMOs are collateralized mortgage obligations which are collateralized by mortgage pass-through securities. Cash flows from the mortgage pass-through securities are allocated to various tranches (a "tranche" is essentially a separate security) in a predetermined, specified order. Each tranche has a stated maturity - the latest date by which the tranche can be completely repaid, assuming no prepayments - and has an average life - the average of the time to receipt of a principal payment weighted by the size of the principal payment. The average life is typically used as a proxy for maturity because the debt is amortized (repaid a portion at a time), rather than being paid off entirely at maturity, as would be the case in a straight debt instrument.


Although some of the mortgages underlying CMOs may be supported by various types of insurance, and some CMOs may be backed by GNMA certificates or other mortgage pass-throughs issued or guaranteed by U.S. Government agencies or instrumentalities, the CMOs themselves are not generally guaranteed.


REMICs are private entities formed for the purpose of holding a fixed pool of mortgages secured by an interest in real property. REMICs are similar to CMOs in that they issue multiple classes of securities and are rated in one of the two highest categories by S&P or Moody's.

Investors may purchase beneficial interests in REMICs, which are known as "regular" interests, or "residual" interests. Guaranteed REMIC pass-through certificates ("REMIC Certificates") issued by Fannie Mae or FHLMC represent beneficial ownership interests in a REMIC trust consisting principally of mortgage loans or Fannie Mae, FHLMC or GNMA-guaranteed mortgage pass-through certificates. For FHLMC REMIC Certificates, FHLMC guarantees the timely payment of interest. GNMA REMIC Certificates are backed by the full faith and credit of the U.S. Government.

Stripped mortgage-backed securities are securities that are created when a U.S. government agency or a financial institution separates the interest and principal components of a mortgage-backed security and sells them as individual securities. The holder of the "principal only" security ("PO") receives the principal payments made by the underlying mortgage-backed security, while the holder of the "interest only" security ("IO") receives interest payments from the same underlying security.

The prices of stripped mortgage-backed securities may be particularly affected by changes in interest rates. As interest rates fall, prepayment rates tend to increase, which tends to reduce prices of IOs and increase prices of POs. Rising interest rates can have the opposite effect.

NON-PUBLICLY TRADED SECURITIES; RULE 144A SECURITIES. The Funds may purchase securities that are not registered under the Securities Act of 1933, as amended (the "1933 Act"), but that can be sold to "qualified institutional buyers" in accordance with Rule 144A under the 1933 Act ("Rule 144A Securities"). An investment in Rule 144A Securities will be considered illiquid and therefore subject to the Fund's limitation on the purchase of illiquid securities (usually 15% of a fund's net assets, 10% for the money market funds), unless the Fund's governing Board of Trustees determines on an ongoing basis that an adequate trading market exists for the security. In addition to an adequate trading market, the Board of Trustees will also consider factors such as trading activity, availability of reliable price information and other relevant information in determining whether a Rule 144A Security is liquid. This investment practice could have the effect of increasing the level of illiquidity in the Fund to the extent that qualified institutional buyers become uninterested for a time in purchasing Rule 144A Securities. The Board of Trustees will carefully monitor any investments by the Fund in Rule 144A Securities. The Board of Trustees may adopt guidelines and delegate to the Adviser the daily function of determining and monitoring the liquidity of Rule 144A Securities, although the Board of Trustees will retain ultimate responsibility for any determination regarding liquidity.

Non-publicly traded securities (including Rule 144A Securities) may involve a high degree of business and financial risk and may result in substantial losses. These securities may be less liquid than publicly traded securities, and the Fund may take longer to liquidate these positions than would be the case for publicly traded securities. Although these securities may be resold in privately negotiated transactions, the prices realized on such sales could be less than those originally paid by the Fund. Further, companies whose securities are not publicly traded may not be subject to the disclosure and other investor protection requirements applicable to companies whose securities are publicly traded. The Fund's investments in illiquid securities are subject to the risk that should the Fund desire to sell any of these securities when a ready buyer is not available at a price that is deemed to be representative of their value, the value of the Fund's net assets could be adversely affected.

OPTIONS. A Fund may purchase and write put and call options on securities or securities indices (traded on U.S. exchanges or over-the-counter markets) and enter into related closing transactions. A put option on a security gives the purchaser of the option the right to sell, and the writer of the option the obligation to buy, the underlying security at any time during the option period. A call option on a security gives the purchaser of the option the right to buy, and the writer of the option the obligation to sell, the underlying security at any time during the option period. The premium paid to the writer is the consideration for undertaking the obligations under the option contract.

Put and call options on indices are similar to options on securities except that options on an index give the holder the right to receive, upon exercise of the option, an amount of cash if the closing level of the underlying index is greater than (or less than, in the case of puts) the exercise price of the option. This amount of cash is equal to the difference between the closing price of the index and the exercise price of the option, expressed in dollars multiplied by a specified number. Thus, unlike options on individual securities, all settlements are in cash, and gain or loss depends on price movements in the particular market represented by the index generally, rather than the price movements in individual securities.

The initial purchase (sale) of an option contract is an "opening transaction." In order to close out an option position, a Fund may enter into a "closing transaction," which is simply the sale (purchase) of an option contract on the same security with the same exercise price and expiration date as the option contract originally opened. If a Fund is unable to effect a closing purchase transaction with respect to an option it has written, it will not be able to sell the underlying security until the option expires or the Fund delivers the security upon exercise.

A Fund may purchase and write options on an exchange or over-the-counter. Over-the-counter options ("OTC options") differ from exchange-traded options in several respects. They are transacted directly with dealers and not with a clearing corporation, and therefore entail the risk of non-performance by the dealer. OTC options are available for a greater variety of securities and for a wider range of expiration dates and exercise prices than are available for exchange-traded options. Because OTC options are not traded on an exchange, pricing is done normally by reference to information from a market maker. It is the SEC's position that OTC options are generally illiquid.

The market value of an option generally reflects the market price of an underlying security. Other principal factors affecting market value include supply and demand, interest rates, the pricing volatility of the underlying security and the time remaining until the expiration date.

A Fund must cover all options it writes. For example, when a Fund writes an option on a security, index or foreign currency, it will segregate or earmark liquid assets with the Fund's custodian in an amount at least equal to the market value of the option and will maintain such coverage while the option is open. A Fund may otherwise cover the transaction by means of an offsetting transaction or other means permitted by the 1940 Act or the rules and SEC interpretations thereunder.

Each Fund may trade put and call options on securities, securities indices or currencies, as the investment adviser or sub-adviser determines is appropriate in seeking the Fund's investment objective. For example, a Fund may purchase put and call options on securities or indices to protect against a decline in the market value of the securities in its portfolio or to anticipate an increase in the market value of securities that the Fund may seek to purchase in the future. A Fund purchasing put and call options pays a premium therefor. If price movements in the underlying securities are such that exercise of the options would not be profitable for the Fund, loss of the premium paid may be offset by an increase in the value of the Fund's securities or by a decrease in the cost of acquisition of securities by the Fund.

In another instance, a Fund may write covered call options on securities as a means of increasing the yield on its assets and as a means of providing limited protection against decreases in its market value. When a Fund writes an option, if the underlying securities do not increase or decrease to a price level that would make the exercise of the option profitable to the holder thereof, the option generally will expire without being exercised and the Fund will realize as profit the premium received for such option. When a call option written by the Fund is exercised, the Fund will be required to sell the underlying securities to the option holder at the strike price, and will not participate in any increase in the price of such securities above the strike price. When a put option written by the Fund is exercised, the Fund will be required to purchase the underlying securities at a price in excess of the market value of such securities.

There are significant risks associated with a Fund's use of options, including the following: (1) the success of a hedging strategy may depend on the Adviser's ability to predict movements in the prices of individual securities, fluctuations in markets and movements in interest rates; (2) there may be an imperfect or no correlation between the movement in prices of options held by the Fund and the securities underlying them; (3) there may not be a liquid secondary market for options; and (4) while a Fund will receive a premium when it writes covered call options, it may not participate fully in a rise in the market value of the underlying security.

PARALLEL PAY SECURITIES; PAC BONDS. Parallel pay CMOs and REMICs are structured to provide payments of principal on each payment date to more than one class. These simultaneous payments are taken into account in calculating the stated maturity date or final distribution date of each class, which must be retired by its stated maturity date or final distribution date, but may be retired earlier. Planned Amortization Class CMOs ("PAC Bonds") generally require payments of a specified amount of principal on each payment date. PAC Bonds are always parallel pay CMOs with the required principal payment on such securities having the highest priority after interest has been paid to all classes.


PAY-IN-KIND SECURITIES. Pay-In-Kind securities are debt obligations or preferred stocks that pay interest or dividends in the form of additional debt obligations or preferred stock.


SHORT-TERM OBLIGATIONS. Short-term obligations are debt obligations maturing (becoming payable) in 397 days or less, including commercial paper and short-term corporate obligations. Short-term corporate obligations are short-term obligations issued by corporations.

STRIPS. Separately Traded Interest and Principal Securities ("STRIPS") are component parts of U.S. Treasury securities traded through the federal book-entry system. An Adviser will only purchase STRIPS that it determines are liquid or, if illiquid, do not violate the affected Fund's investment policy concerning investments in illiquid securities. Consistent with Rule 2a-7 under the 1940 Act, the Adviser will only purchase STRIPS for money market funds that have a remaining maturity of 397 days or less; therefore, the money market funds currently may only purchase interest component parts of U.S. Treasury securities. While there is no limitation on the percentage of a Fund's assets that may be comprised of STRIPS, the Adviser will monitor the level of such holdings to avoid the risk of impairing shareholders' redemption rights and of deviations in the value of shares of the money market funds.

STRUCTURED INVESTMENTS. Structured Investments are derivatives in the form of a unit or units representing an undivided interest(s) in assets held in a trust that is not an investment company as defined in the 1940 Act. A trust unit pays a return based on the total return of securities and other investments held by the trust and the trust may enter into one or more swaps to achieve its objective. For example, a trust may purchase a basket of securities and agree to exchange the return generated by those securities for the return generated by another basket or index of securities. The Fund will purchase structured investments in trusts that engage in such swaps only where the counterparties are approved by the Adviser in accordance with credit-risk guidelines established by the Board of Trustees.

STRUCTURED NOTES. Notes are derivatives where the amount of principal repayment and or interest payments is based upon the movement of one or more factors. These factors include, but are not limited to, currency exchange rates, interest rates (such as the prime lending rate and LIBOR) and stock indices such as the S&P 500(R) Index. In some cases, the impact of the movements of these factors may increase or decrease through the use of multipliers or deflators. The use of structured notes allows the Fund to tailor its investments to the specific risks and returns the Adviser wishes to accept while avoiding or reducing certain other risks.

SUPRANATIONAL AGENCY OBLIGATIONS. Supranational agency obligations are obligations of supranational entities established through the joint participation of several governments, including the Asian Development Bank, Inter-American Development Bank, International Bank for Reconstruction and Development (also known as the "World Bank"), African Development Bank, European Union, European Investment Bank, and the Nordic Investment Bank.

TAXABLE MUNICIPAL SECURITIES. Taxable municipal securities are municipal securities the interest on which is not exempt from federal income tax. Taxable municipal securities include "private activity bonds" that are issued by or on behalf of states or political subdivisions thereof to finance privately-owned or operated facilities for business and manufacturing, housing, sports, and pollution control and to finance activities of and facilities for charitable institutions. Private activity bonds are also used to finance public facilities such as airports, mass transit systems, ports, parking lots, and low income housing. The payment of the principal and interest on private activity bonds is not backed by a pledge of tax revenues, and is dependent solely on the ability of the facility's user to meet its financial obligations, and may be secured by a pledge of real and personal property so financed. Interest on these bonds may not be exempt from federal income tax.

TRUST PREFERRED SECURITIES. Trust preferred securities are convertible preferred shares issued by a Trust where proceeds from the sale are used to purchase convertible subordinated debt from the issuer. The convertible subordinated debt is the sole asset of the Trust. The coupon from the issuer to the Trust exactly mirrors the preferred dividend paid by the Trust. Upon conversion by the investors, the Trust in turn converts the convertible debentures and passes through the shares to the investors.

U.S. GOVERNMENT SECURITIES. Examples of types of U.S. government obligations in which a Fund may invest include U.S. Treasury obligations and the obligations of U.S. government sponsored enterprises and U.S. government agencies such as Federal Home Loan Banks, Federal Farm Credit Banks, Federal Land Banks, the Federal Housing Administration, Farmers Home Administration, Export-Import Bank of the United States, Small Business Administration, Federal National Mortgage Association, Government National Mortgage Association, General Services Administration, Student Loan Marketing Association, Central Bank for Cooperatives, Freddie Mac (formerly Federal Home Loan Mortgage Corporation), Federal Intermediate Credit Banks, Maritime Administration, and other similar agencies. Whether or not backed by the full faith and credit of the U.S. Treasury, U.S. government securities are not guaranteed against price movements due to fluctuating interest rates. The Student Loan Marketing Association can also issue debt as a corporation, which is not considered a U.S. government obligation.

- U.S. TREASURY OBLIGATIONS. U.S. Treasury obligations consist of bills, notes and bonds issued by the U.S. Treasury and separately traded interest and principal component parts of such obligations that are transferable through the federal book-entry system known as Separately Traded Registered Interest and Principal Securities ("STRIPS") and Treasury Receipts ("TRs").

- RECEIPTS. Interests in separately traded interest and principal component parts of U.S. government obligations that are issued by banks or brokerage firms and are created by depositing U.S. government obligations into a special account at a custodian bank. The custodian holds the interest and principal payments for the benefit of the registered owners of the certificates or receipts. The custodian arranges for the issuance of the certificates or receipts evidencing ownership and maintains the register. TRs and STRIPS are interests in accounts sponsored by the U.S. Treasury. Receipts are sold as zero coupon securities.

- TREASURY INFLATION PROTECTED SECURITIES ("TIPS"). TIPS are securities issued by the U.S. Treasury that are designed to provide inflation protection to investors. TIPS are income-generating instruments whose interest and principal payments are adjusted for inflation. The inflation adjustment, which is typically applied monthly to the principal of the bond, follows a designated inflation index, such as the consumer price index. A fixed coupon rate is applied to the inflation-adjusted principal so that as inflation rises, both the principal value and the interest payments increase. This can provide investors with a hedge against inflation, as it helps preserve the purchasing power of an investment. Because of this inflation adjustment feature, inflation-protected bonds typically have lower yields than conventional fixed-rate bonds.

- U.S. GOVERNMENT ZERO COUPON SECURITIES. STRIPS and receipts are sold as zero coupon securities, that is, fixed income securities that have been stripped of their unmatured interest coupons. Zero coupon securities are sold at a (usually substantial) discount and redeemed at face value at their maturity date without interim cash payments of interest or principal. The amount of this discount is accreted over the life of the security, and the accretion constitutes the income earned on the security for both accounting and tax purposes. Because of these features, the market prices of zero coupon securities are generally more volatile than the market prices of securities that have similar maturity but that pay interest periodically. Zero coupon securities are likely to respond to a greater degree to interest rate changes than are non-zero coupon securities with similar maturity and credit qualities.


- U.S. GOVERNMENT SPONSORED AGENCIES AND U.S. GOVERNMENT AGENCIES. Some obligations issued or guaranteed by agencies of the U.S. Government are supported by the full faith and credit of the U.S. Treasury; others are supported by the right of the issuer to borrow from the Treasury, while still others are supported only by the credit of the instrumentality. Guarantees of principal by agencies or instrumentalities of the U.S. Government may be a guarantee of payment at the maturity of the obligation so that in the event of a default prior to maturity there might not be a market and thus no means of realizing on the obligation prior to maturity. Guarantees as to the timely payment of principal and interest do not extend to the value or yield of these securities nor to the value of a Fund's shares.


- OBLIGATIONS OF DOMESTIC BANKS, FOREIGN BANKS AND FOREIGN BRANCHES OF U.S. BANKS. A Fund may invest in obligations issued by banks and other savings institutions. Investments in bank obligations include obligations of domestic branches of foreign banks and foreign branches of domestic banks. Such investments in domestic branches of foreign banks and foreign branches of domestic banks may involve risks that are different from investments in securities of domestic branches of U.S. banks. These risks may include future unfavorable political and economic developments, possible withholding taxes on interest income, seizure or nationalization of foreign deposits, currency controls, interest limitations, or other governmental restrictions which might affect the payment of principal or interest on the securities held by a Fund. Additionally, these institutions may be subject to less stringent reserve requirements and to different accounting, auditing, reporting and recordkeeping requirements than those applicable to domestic branches of U.S. banks.

REPURCHASE AGREEMENTS. A Fund may enter into repurchase agreements with financial institutions. The Funds each follow certain procedures designed to minimize the risks inherent in such agreements. These procedures include effecting repurchase transactions only with creditworthy financial institutions whose condition will be continually monitored by the Adviser. The repurchase agreements entered into by a Fund will provide that the underlying collateral at all times shall have a value at least equal to 102% of the resale price stated in the agreement (the Adviser monitors compliance with this requirement). Under all repurchase agreements entered into by a Fund, the custodian or its agent must take possession of the underlying collateral. In the event of a default or bankruptcy by a selling financial institution, a Fund will seek to liquidate such collateral. However, the exercising of each Fund's right to liquidate such collateral could involve certain costs or delays and, to the extent that proceeds from any sale upon a default of the obligation to repurchase were less than the repurchase price, the Fund could suffer a loss. It is the current policy of each of the Funds, not to invest in repurchase agreements that do not mature within seven days if any such investment, together with any other illiquid assets held by that Fund, amounts to more than 15% of the Fund's total assets. The investments of each of the Funds in repurchase agreements, at times, may be substantial when, in the view of the Adviser, liquidity or other considerations so warrant.

SECURITIES LENDING. Each Fund may lend portfolio securities to brokers, dealers and other financial organizations that meet capital and other credit requirements or other criteria established by the Fund's Board. These loans, if and when made, may not exceed 33 1/3% of the total asset value of the Fund (including the loan collateral). No Fund will lend portfolio securities to its investment adviser, sub-adviser or their affiliates unless it has applied for and received specific authority to do so from the SEC. Loans of portfolio securities will be fully collateralized by cash, letters of credit or U.S. government securities, and the collateral will be maintained in an amount equal to at least 100% of the current market value of the loaned securities by marking to market daily. Any gain or loss in the market price of the securities loaned that might occur during the term of the loan would be for the account of the Fund.

A Fund may pay a part of the interest earned from the investment of collateral, or other fee, to an unaffiliated third party for acting as the Fund's securities lending agent.

By lending its securities, a Fund may increase its income by receiving payments from the borrower that reflect the amount of any interest or any dividends payable on the loaned securities as well as by either investing cash collateral received from the borrower in short-term instruments or obtaining a fee from the borrower when U.S. government securities or letters of credit are used as collateral. Each Fund will adhere to the following conditions whenever its portfolio securities are loaned: (i) the Fund must receive at least 100% cash collateral or equivalent securities of the type discussed in the preceding paragraph from the borrower; (ii) the borrower must increase such collateral whenever the market value of the securities rises above the level of such collateral; (iii) the Fund must be able to terminate the loan on demand; (iv) the Fund must receive reasonable interest on the loan, as well as any dividends, interest or other distributions on the loaned securities and any increase in market value; (v) the Fund may pay only reasonable fees in connection with the loan (which fees may include fees payable to the lending agent, the borrower, the Fund's administrator and the custodian); and (vi) voting rights on the loaned securities may pass to the borrower, provided, however, that if a material event adversely affecting the investment occurs, the Fund must terminate the loan and regain the right to vote the securities. The Funds follow procedures reasonably designed to ensure that the foregoing criteria will be met. Loan agreements involve certain risks in the event of default or insolvency of the borrower, including possible delays or restrictions upon a Fund's ability to recover the loaned securities or dispose of the collateral for the loan, which could give rise to loss because of adverse market action, expenses and/or delays in connection with the disposition of the underlying securities.

SHORT SALES. As consistent with each Fund's investment objective, a Fund may engage in short sales that are either "uncovered" or "against the box." A short sale is "against the box" if at all times during which the short position is open, the Fund owns at least an equal amount of the securities or securities convertible into, or exchangeable without further consideration for, securities of the same issue as the securities that are sold short. A short sale "against-the-box" is a taxable transaction to the Fund with respect to the securities that are sold short.

Uncovered short sales are transactions under which a Fund sells a security it does not own. To complete such a transaction, the Fund must borrow the security to make delivery to the buyer. The Fund then is obligated to replace the security borrowed by purchasing the security at the market price at the time of the replacement. The price at such time may be more or less than the price at which the security was sold by the Fund. Until the security is replaced, the Fund is required to pay the lender amounts equal to any dividends or interest that accrue during the period of the loan. To borrow the security, a Fund also may be required to pay a premium, which would increase the cost of the security sold. The proceeds of the short sale will be retained by the broker, to the extent necessary to meet margin requirements, until the short position is closed out.

Until a Fund closes its short position or replaces the borrowed security, the Fund will: (a) earmark, or maintain in a segregated account cash or liquid securities at such a level that (i) the amount earmarked, or deposited in the account plus the amount deposited with the broker as collateral will equal the current value of the security sold short; and (ii) the amount earmarked, or deposited in the account plus the amount deposited with the broker as collateral will not be less than the market value of the security at the time the security was sold short, or (b) otherwise cover the Fund's short positions.

SWAP AGREEMENTS. The Funds may enter into equity index or interest rate swap agreements for purposes of attempting to gain exposure to the stocks making up an index of securities in a market without actually purchasing those stocks, or to hedge a position. Swap agreements are two-party contracts entered into primarily by institutional investors for periods ranging from a day to more than one-year. In a standard "swap" transaction, two parties agree to exchange the returns (or differentials in rates of return) earned or realized on particular predetermined investments or instruments. The gross returns to be exchanged or "swapped" between the parties are calculated with respect to a "notional amount," i.e., the return on or increase in value of a particular dollar amount invested in a "basket" of securities representing a particular index. Forms of swap agreements include interest rate caps, under which, in return for a premium, one party agrees to make payments to the other to the extent that interest rates exceed a specified rate, or "cap," interest rate floors, under which, in return for a premium, one party agrees to make payments to the other to the extent that interest rates fall below a specified level, or "floor" and interest rate dollars, under which a party sells a cap and purchases a floor or vice versa in an attempt to protect itself against interest rate movements exceeding given minimum or maximum levels. A credit default swap is a specific kind of counterparty agreement designed to transfer the third party credit risk between parties. One party in the swap is a lender and faces credit risk from a third party and the counterparty in the credit default swap agrees to insure this risk in exchange for regular periodic payments (essentially an insurance premium). If the third party defaults, the party providing insurance will have to purchase from the insured party the defaulted asset.

Most swap agreements entered into by the Funds calculate the obligations of the parties to the agreement on a "net basis." Consequently, a Fund's current obligations (or rights) under a swap agreement will generally be equal only to the net amount to be paid or received under the agreement based on the relative values of the positions held by each party to the agreement (the "net amount").

A Fund's current obligations under a swap agreement will be accrued daily (offset against any amounts owing to the Fund) and any accrued but unpaid net amounts owed to a swap counterparty will be covered by earmarking, or segregating assets determined to be liquid. Obligations under swap agreements so covered will not be construed to be "senior securities" for purposes of a Fund's investment restriction concerning senior securities. Because they are two party contracts and because they may have terms of greater than seven days, swap agreements may be considered to be illiquid for the Fund's illiquid investment limitations. A Fund will not enter into any swap agreement unless the Adviser believes that the other party to the transaction is creditworthy. A Fund bears the risk of loss of the amount expected to be received under a swap agreement in the event of the default or bankruptcy of a swap agreement counterparty.

Each Fund may enter into swap agreements to invest in a market without owning or taking physical custody of securities in circumstances in which direct investment is restricted for legal reasons or is otherwise impracticable. The counterparty to any swap agreement will typically be a bank, investment banking firm or broker/dealer. The counter-party will generally agree to pay the Fund the amount, if any, by which the notional amount of the swap agreement would have increased in value had it been invested in the particular stocks, plus the dividends that would have been received on those stocks. The Fund will agree to pay to the counter-party a floating rate of interest on the notional amount of the swap agreement plus the amount, if any, by which the notional amount would have decreased in value had it been invested in such stocks. Therefore, the return to the Fund on any swap agreement should be the gain or loss on the notional amount plus dividends on the stocks less the interest paid by the Fund on the notional amount.

Swap agreements typically are settled on a net basis, which means that the two payment streams are netted out, with the Fund receiving or paying, as the case may be, only the net amount of the two payments. Payments may be made at the conclusion of a swap agreement or periodically during its term. Swap agreements do not involve the delivery of securities or other underlying assets. Accordingly, the risk of loss with respect to swap agreements is limited to the net amount of payments that a Fund is contractually obligated to make. If the other party to a swap agreement defaults, a Fund's risk of loss consists of the net amount of payments that such Fund is contractually entitled to receive, if any. The net amount of the excess, if any, of a Fund's obligations over its entitlements with respect to each equity swap will be accrued on a daily basis and cash or liquid assets, having an aggregate net asset value at least equal to such accrued excess will be earmarked, or maintained in a segregated account by a Fund's custodian. In as much as these transactions are entered into for hedging purposes or are offset by segregated cash of liquid assets, as permitted by applicable law, the Funds and their Adviser believe that these transactions do not constitute senior securities under the 1940 Act and, accordingly, will not treat them as being subject to a Fund's borrowing restrictions.

The swap market has grown substantially in recent years with a large number of banks and investment banking firms acting both as principals and as agents utilizing standardized swap documentation. As a result, the swap market has become relatively liquid in comparison with the markets for other similar instruments, which are traded in the over-the-counter market. The Adviser, under the supervision of the Board, is responsible for determining and monitoring the liquidity of Fund transactions in swap agreements.

The use of equity swaps is a highly specialized activity, which involves investment techniques and risks different from those associated with ordinary portfolio securities transactions.

VARIABLE AND FLOATING RATE INSTRUMENTS. Certain of the obligations purchased by the Funds may carry variable or floating rates of interest, may involve a conditional or unconditional demand feature and may include variable amount master demand notes. Such instruments bear interest at rates that are not fixed, but which vary with changes in specified market rates or indices. The interest rates on these securities may be reset daily, weekly, quarterly or some other reset period, and may have a floor or ceiling on interest rate changes. There is a risk that the current interest rate on such obligations may not accurately reflect existing market interest rates. A demand instrument with a demand notice exceeding seven days may be considered illiquid if there is no secondary market for such securities.

WHEN-ISSUED AND DELAYED DELIVERY SECURITIES. When-issued or delayed delivery basis transactions involve the purchase of an instrument with payment and delivery taking place in the future. Delivery of and payment for these securities may occur a month or more after the date of the purchase commitment. To the extent required by the 1940 Act, a Fund will maintain with the custodian a separate account with liquid high-grade debt securities or cash in an amount at least equal to these commitments. The interest rate realized on these securities is fixed as of the purchase date and no interest accrues to the Fund before settlement. These securities are subject to market fluctuation due to changes in market interest rates and it is possible that the market value at the time of settlement could be higher or lower than the purchase price if the general level of interest rates has changed. Although a Fund generally purchases securities on a when-issued or forward commitment basis with the intention of actually acquiring securities for its portfolio, the Fund may dispose of a when-issued security or forward commitment prior to settlement if deems it appropriate.

INVESTMENT LIMITATIONS

FUNDAMENTAL POLICIES

The following investment limitations are fundamental policies of the Funds. Fundamental policies cannot be changed without the consent of the holders of a majority of each Fund's outstanding shares. The term "majority of the outstanding shares" means the vote of (i) 67% or more of the Fund's shares present at a meeting, if more than 50% of the outstanding shares of the Fund are present or represented by proxy, or (ii) more than 50% of the Fund's outstanding shares, whichever is less.

No Fund may:

     1. With respect to 75% of each Fund's total assets, invest more than 5% of the value of the total assets of a Fund in the securities of any one issuer (other than securities issued or guaranteed by the U.S. Government or any of its agencies or instrumentalities, repurchase agreements involving such securities, and securities issued by investment companies), or purchase the securities of any one issuer if such purchase would cause more than 10% of the voting securities of such issuer to be held by a Fund.

     2. Borrow money in an amount exceeding 33 1/3 % of the value of its total assets, provided that, for the purposes of this limitation, investment strategies that either obligate a Fund to purchase securities or require a Fund to segregate assets are not considered to be borrowing. Asset coverage of at least 300% is required for all borrowing, except where the Fund has borrowed money for temporary purposes (less than 60 days), and in an amount not exceeding 5% of its total assets.

     3. Underwrite securities issued by others, except to the extent that the Fund may be considered an underwriter within the meaning of the Securities Act of 1933 (the "1933 Act") in the sale of portfolio securities.

     4. Issue senior securities (as defined in the 1940 Act), except as permitted by rule, regulation or order of the SEC.

     5. Purchase the securities of any issuer (other than securities issued or guaranteed by the U.S. Government or any of its agencies or instrumentalities and securities issued by investment companies) if, as a result, more than 25% of the Fund's total assets would be invested in the securities of companies whose principal business activities are in the same industry.

     6. Purchase or sell real estate, unless acquired as a result of ownership of securities or other instruments (but this shall not prevent a Fund from investing in securities or other instruments either issued by companies that invest in real estate, backed by real estate or securities of companies engaged in the real estate business).

     7. Purchase or sell physical commodities, unless acquired as a result of ownership of securities or other instruments.

     8. Make loans, except that a Fund may: (i) purchase or hold debt instruments in accordance with its investment objectives and policies;
          (ii) enter into repurchase agreements; and (iii) lend its portfolio securities.

NON-FUNDAMENTAL POLICIES

The following investment policies are non-fundamental policies of the Funds and may be changed by the Board.

     1. No Fund may purchase or hold illiquid securities, i.e., securities that cannot be disposed of for their approximate carrying value in seven days or less (which term includes repurchase agreements and time deposits maturing in more than seven days) if, in the aggregate, more than 15% of its net assets would be invested in illiquid securities.

          With the exception of the limitations on liquidity standards, the foregoing percentages will apply at the time of the purchase of a security and shall not be considered violated unless an excess occurs or exists immediately after and as a result of a purchase of such security.


     2. Each of the Large Cap Core Equity Fund, the Large Cap Growth Stock Fund, and the Large Cap Value Equity Fund may not change its investment strategy of investing at least 80% of its net assets in common stocks and other U.S. traded equity securities of large cap companies without 60 days prior notice to shareholders.



     3. The Mid-Cap Core Equity Fund may not change its investment strategy of investing at least 80% of its net assets in common stock and other U.S. traded equity securities of mid-cap companies without 60 days prior notice to shareholders.



     4. The Small Cap Value Equity Fund may not change its investment strategy of investing at least 80% of its net assets in U.S. traded equity securities of small cap companies without 60 days prior notice to shareholders.

THE ADVISER

GENERAL. Trusco Capital Management, Inc. ("Trusco" or the "Adviser") is a professional investment management firm registered with the SEC under the Investment Advisers Act of 1940 and serves as investment adviser to the Funds. The Adviser makes investment decisions for the Funds and continuously reviews, supervises and administers each Fund's respective investment program. The Board supervises the Adviser and establishes policies that the Adviser must follow in its management activities. The principal business address of the Adviser is 50 Hurt Plaza, Suite 1400, Atlanta, Georgia 30303. As of December 31, 2006, Trusco had discretionary management authority with respect to approximately $73.4 billion of assets under management.

ADVISORY AGREEMENT WITH THE TRUST. Trusco serves as the investment adviser to each Fund pursuant to an agreement (the "Advisory Agreement") with the Trust. Under the Advisory Agreement, the Adviser serves as the investment adviser and makes the investment decisions for each of the Funds and continuously reviews, supervises and administers the investment program of each Fund, subject to the supervision of, and policies established by, the Board. The continuance of the Advisory Agreement must be specifically approved at least annually (i) by the vote of the Board or by a vote of the shareholders of the Funds and (ii) by the vote of a majority of the Trustees who are not parties to the Advisory Agreements or "interested persons" of any party thereto, as defined in the 1940 Act, cast in person at a meeting called for the purpose of voting on such approval. The Advisory Agreement will terminate automatically in the event of its assignment, and is terminable at any time without penalty by the Board or, with respect to any Fund, by a majority of the outstanding shares of that Fund, on not less than 30 days nor more than 60 days written notice to the Adviser, or by the Adviser on 90 days written notice to the Trust. The Advisory Agreement provides that the Adviser shall not be protected against any liability to the Trust or its shareholders by reason of willful misfeasance, bad faith or gross negligence on its part in the performance of its duties or from reckless disregard of its obligations or duties thereunder.

The Advisory Agreement provides that if, for any fiscal year, the ratio of expenses of any Fund (including amounts payable to the Adviser but excluding interest, taxes, brokerage, litigation, and other extraordinary expenses) exceeds limitations established by certain states, the Adviser and/or the administrator will bear the amount of such excess. The Adviser will not be required to bear expenses of the Trust to an extent which would result in a Fund's inability to qualify as a regulated investment company under provisions of the Internal Revenue Code of 1986, as amended (the "Code").

ADVISORY FEES PAID TO THE ADVISER. For its services under the Advisory Agreement, the Adviser is entitled to a fee, which is calculated daily and paid monthly, at the specified annual rate of each Fund's average daily net assets as follows:

            FUND              ADVISORY FEE
            ----              ------------
Large Cap Core Equity Fund        0.85%
Large Cap Growth Stock Fund       0.97%
Large Cap Value Equity Fund       0.80%
Mid-Cap Core Equity Fund          1.00%
Small Cap Value Equity Fund       1.15%

The above fees are also subject to the following breakpoint discounts:

Average Daily Net Assets   Discount From Full Fee
------------------------   ----------------------
First $500 million         None - Full Fee
Next $500 million          5%
Over $1 billion            10%


The Adviser has contractually agreed to maintain the Total Operating Expenses of the Funds at certain "expense caps" as listed in the table below until at least May 1, 2008. This means that the Adviser will waive its fee or reimburse certain expenses of the Funds so that expenses do not exceed that cap. If at any point before May 1, 2010 it becomes unnecessary for the Adviser to make reimbursements, the Adviser may retain the difference between a Fund's total annual operating expenses and its respective expense cap to recapture any of the Adviser's prior reimbursements to that Fund.

            FUND              EXPENSE CAP
            ----              -----------
Large Cap Core Equity Fund       1.00%
Large Cap Growth Stock Fund      1.05%
Large Cap Value Equity Fund      0.95%
Mid-Cap Core Equity Fund         1.10%
Small Cap Value Equity Fund      1.20%

For the fiscal years ended December 31, 2006, 2005 and 2004, the Funds paid the following advisory fees:


                                                                   FEES WAIVED
                                     FEES PAID ($)              OR REIMBURSED ($)
                              ---------------------------   -------------------------
            FUND                2006      2005      2004     2006     2005      2004
            ----              -------   -------   -------   ------   ------   -------
Large Cap Core Equity Fund    105,230   102,485    94,526   28,325    5,686    36,554
Large Cap Growth Stock Fund   420,154   534,840   647,104   67,469   44,099   159,390
Large Cap Value Equity Fund   301,862   334,317   358,302   63,131    9,714    70,697
Mid-Cap Core Equity Fund      141,354   167,593   183,423   43,174   32,181    80,218
Small Cap Value Equity Fund   254,569   309,377   252,920   51,972   37,317    81,812


THE ADMINISTRATOR

GENERAL. BISYS Fund Services Ohio, Inc. (the "Administrator"), an Ohio corporation, has its principal business offices at 3435 Stelzer Road, Columbus, Ohio 43219. The Administrator and its affiliates provide administration and distribution services to other investment companies.

MASTER SERVICES AGREEMENT WITH THE TRUST. The Trust and the Administrator have entered into a master services agreement (the "Master Services Agreement") effective July 26, 2004. Under the Master Services Agreement, the Administrator provides the Trust with administrative services, including day-to-day administration of matters necessary to each Fund's operations, maintenance of records and the books of the Trust, preparation of reports, assistance with compliance monitoring of the Funds' activities, and certain supplemental services in connection with the Trust's obligations under the Sarbanes-Oxley Act of 2002.


The Master Services Agreement will remain in effect for a period of five years until July 31, 2009, and will continue in effect for successive one year periods subject to review at least annually by the Board unless terminated by either party on not less than 90 days written notice to the other party.


The Master Services Agreement provides for the Administrator to pay certain insurance premiums for the Trust and the STI Classic Funds Trust, including $300,000 toward the premium for Directors and Officers Liability/Errors and Omissions insurance coverage, and $25,000 toward the premium for Fidelity Bond coverage. The Administrator has agreed, under the terms of the Master Services Agreement, to pay certain legal expenses for the benefit of the Trust and the STI Classic Funds relating to administrative service matters. The Master Services Agreement further provides for the Administrator to waive a portion of its fees for the benefit of shareholders. Such payments and fee waivers are expected to total approximately $400,000 to $650,000 annually, and will not be recouped by the Administrator in subsequent years.

ADMINISTRATION FEES PAID TO THE ADMINISTRATOR. Under the Master Services Agreement the Administrator is entitled to receive an asset-based fee for administration, fund accounting and transfer agency services of 2.75 basis points (0.0275%) on the first $25 billion in aggregate net assets of all Funds,
2.25 basis points (0.0225%) on the next $5 billion in aggregate net assets of all Funds, and 1.75 basis points (0.0175%) on the aggregate net assets of all Funds over $30 billion, plus an additional class fee of $2,714 per class per annum, applicable to each additional class of shares over 145 classes of shares. The Administrator may waive a portion of its fee.


Prior to July 26, 2004, the Funds were subject to an administration agreement (the "Administration Agreement") between the Funds and SEI Investments Global Funds Services ("SEI"). Under the Administration Agreement, SEI was entitled to an annual fee (expressed as a percentage of the combined average daily net assets of the Trust and the STI Classic Funds) of 0.12% up to $1 billion, 0.09% on the next $4 billion, 0.07% on the next $3 billion, 0.065% on the next $2 billion and 0.06% for over $10 billion.

For the fiscal years ended December 31, 2006 and 2005, and for the period from July 26, 2004 through December 31, 2004, the Funds paid the following administrative fees to the Administrator:


                                   FEES PAID ($)          FEES WAIVED ($)
                              -----------------------   ------------------
            FUND               2006     2005     2004   2006   2005   2004
            ----              ------   ------   -----   ----   ----   ----
Large Cap Core Equity Fund     3,137    3,100   1,295     42     0      0
Large Cap Growth Stock Fund   10,983   13,184   6,379    130     0      0
Large Cap Value Equity Fund    9,566   11,105   5,277    117     0      0
Mid-Cap Core Equity Fund       3,585    4,092   1,862     41     0      0
Small Cap Value Equity Fund    5,610    7,143   2,755     70     0      0


From January 1, 2004 through July 25, 2004 the Funds paid the following administrative fees to SEI:

                              FEES PAID ($)   FEES WAIVED ($)
            FUND                   2004             2004
            ----              -------------   ---------------
Large Core Equity  Fund           35,360             0
Large Cap Growth Stock Fund       35,360             0
Large Cap Value Equity Fund       35,360             0
Mid-Cap Core Equity Fund          35,360             0
Small Cap Value Equity Fund       35,360             0

PORTFOLIO MANAGERS

Set forth below is information regarding each individual who is primarily responsible for the day-to-day management of the Funds ("portfolio manager"). All information is as of December 31, 2006 (except as otherwise indicated).

MANAGEMENT OF OTHER ACCOUNTS. The table below shows the number of other accounts managed by each portfolio manager and the approximate total assets in the accounts in each of the following categories: registered investment companies, other pooled investment vehicles and other accounts. For each category, the table also shows the number of accounts and the approximate total assets in the accounts with respect to which the advisory fee is based on account performance.

                                NUMBER OF OTHER ACCOUNTS MANAGED/
                                  TOTAL ASSETS IN ACCOUNTS ($)                  OTHER ACCOUNTS WITH
                              ------------------------------------             PERFORMANCE-BASED FEES
NAME OF PORTFOLIO                 REGISTERED        OTHER POOLED     -----------------------------------------
MANAGER/                          INVESTMENT         INVESTMENT                          NUMBER &      TOTAL
NAME OF FUND(S)                   COMPANIES           VEHICLES         OTHER ACCOUNTS    CATEGORY   ASSETS ($)
-----------------             -----------------   ----------------   -----------------   --------   ----------
Charles B.                    1/357.801 million   1/38.927 million   24/255.93 million     None        None
Arrington/Mid-Cap Core
Equity Fund (as of
January 2, 2007)

Brett Barner/ Small Cap           1/720 million               None      16/564 million     None        None
Value Equity Fund

Christopher Guinther/
Large Cap Growth Stock
Fund (as of March 31, 2007)     1/1.017 million      2/101 million                None     None        None

Jeffrey Markunas/ Large         2/1.407 billion      1/8.2 million    9/241.59 million     None        None
Cap Core Equity Fund

Mills Riddick/ Large              1/954 million      3/394 million        7/87 million     None        None
Cap Value Equity Fund

Michael A. Sansoterra/
Large Cap Growth Stock
Fund (as of March 31, 2007)     1/1.017 million      2/101 million                None     None        None

Scott Yuschak / Mid-Cap       1/375.801 million   1/38.927 million   5/101/783 million     None        None
Core Equity Fund


POTENTIAL CONFLICTS OF INTEREST IN MANAGING MULTIPLE ACCOUNTS. A portfolio manager's management of both a Fund and the other accounts listed in the table above at the same time may give rise to potential conflicts of interest. If a Fund and the other accounts have identical investment objectives, the portfolio manager could favor one or more accounts over the Fund. Another potential conflict may arise from the portfolio manager's knowledge about the size, timing and possible market impact of Fund trades if the portfolio manager used this information to the advantage of other accounts and to the disadvantage of the Fund. In addition, aggregation of trades may create the potential for unfairness to a Fund or another account if one account is favored over another in allocating the securities purchased or sold. The Adviser has established policies and procedures to ensure that the purchase and sale of securities among all accounts it manages are allocated in a manner the Adviser believes is fair and equitable.


PORTFOLIO MANAGER COMPENSATION STRUCTURE. Portfolio managers earn competitive salaries and participate in an incentive bonus plan designed to retain high quality investment professionals. Incentive bonuses are based on the relative performance of the STI Classic Fund(s), and in some cases other investment products, managed or supervised by the investment professional, a quantitative scorecard that subjectively measures other performance attributes (such as corporate citizenship, contributions to the firm and adherence to compliance policies) and an asset gathering component. The portfolio manager's incentive bonus will usually have one portion of the incentive paid promptly following the calendar year end and another portion subject to a mandatory deferral which vests over three years subject to the terms and conditions of the plan.



Investment performance is determined by comparing the relevant STI Classic Fund's pre-tax total returns to the returns of the relevant STI Classic Funds' benchmarks and peer groups over multi-year periods, as applicable. Where portfolio managers manage multiple STI Classic Funds, each fund is weighted based on its market value and its relative strategic importance to the Adviser.





All full-time employees of the Adviser, including the Funds' portfolio managers, are provided a benefits package on substantially similar terms. The percentage of each individual's compensation provided by these benefits is dependant upon length of employment, salary level, and several other factors. In addition, certain portfolio managers may be eligible for one or more of the following additional benefit plans:


     - 401(k) Excess Plan - This plan provides benefits which would otherwise be provided under the qualified cash or deferred ESOP plan adopted by the Adviser, were it not for the imposition of certain statutory limits on qualified plan benefits. Certain select individuals within specific salary levels may be eligible for this plan. Participation in the plan must be approved by the individual's senior executive for the business.


     - ERISA Excess Retirement Plan - This plan provides for benefits to certain executives that cannot be paid to them under tax qualified pension plans as a result of federal restrictions. Certain select individuals within specific salary levels may be eligible for this plan. Participation in the plan must be approved by the individual's senior executive for the business.

     - Voluntary Functional Incentive Plan Deferral - This plan is a provision of a SunTrust Deferred Compensation Plan, which allows participants of selected annual incentive plans to voluntary defer portions of their incentive. Eligibility to participate in this plan is offered to employees of selected incentive plans who earn above a specified level of total compensation in the year prior to their deferral. The Adviser's annual incentive plans available to investment professionals offer this provision to employees who meet the compensation criteria level.





     - Restricted Stock Awards - Restricted stock awards are granted to certain select individuals on a case-by-case basis as a form of long-term compensation to address special retention issues. The awards often vest based on the recipient's continued employment with the Adviser, but these awards may also carry additional vesting requirements, including performance conditions.





SECURITIES OWNERSHIP OF PORTFOLIO MANAGERS. The table below shows the range of equity securities beneficially owned by the portfolio managers in the Fund or Funds they manage.


                                                              RANGE OF
NAME OF PORTFOLIO MANAGER     NAME OF FUND(S) MANAGED     SECURITIES OWNED
-------------------------   ---------------------------   ----------------
Charles B. Arrington        Mid-Cap Core Equity Fund            None
Brett Barner                Small Cap Value Equity Fund         None
Christopher Guinther        Large Cap Growth Stock Fund         None
Jeffrey Markunas            Large Cap Core Equity Fund          None
Mills Riddick               Large Cap Value Equity Fund         None
Michael A. Sansoterra       Large Cap Growth Stock Fund         None
Scott Yuschak               Mid-Cap Core Equity Fund            None


THE DISTRIBUTOR

The Trust and BISYS Fund Services, Limited Partnership (the "Distributor") are parties to a distribution agreement dated November 18, 2005 (the "Distribution Agreement") whereby the Distributor acts as principal underwriter for the Trust's shares. The Distributor is an affiliate of BISYS Fund Services Ohio, Inc., which serves as the Trust's Administrator and transfer agent. The principal business address of the Distributor is 3435 Stelzer Road, Columbus, Ohio 43219. Under the Distribution Agreement, the Distributor must use all reasonable efforts, consistent with its other business, in connection with the continuous offering of shares of the Trust.

After the initial two year term, the continuance of the Distribution Agreement must be specifically approved at least annually (i) by the vote of the Board or by a vote of the shareholders of the Funds and (ii) by the vote of a majority of the Trustees who are not parties to the Distribution Agreement or "interested persons" of any party thereto, as defined in the 1940 Act, cast in person at a meeting called for the purpose of voting on such approval. The Distribution Agreement will terminate automatically in the event of its assignment, and is terminable at any time without penalty by the Board or, with respect to any Fund, by a majority of the outstanding shares of that Fund, upon not more than 60 days written notice by either party.

THE TRANSFER AGENT

BISYS Fund Services Ohio, Inc. (the "Transfer Agent"), 3435 Stelzer Road, Columbus, Ohio 43219, serves as the transfer agent to the Trust.

THE CUSTODIAN


SunTrust Bank, 303 Peachtree Street N.E., 14th Floor, Atlanta, GA 30308 serves as the custodian for all of the Funds. SunTrust Bank is paid on the basis of net assets and transaction costs of the Funds.


INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM


For the fiscal year ended December 31, 2006, PricewaterhouseCoopers LLP, located at 2 Commerce Square, Suite 1700, 2001 Market Street, Philadelphia, PA, 19103, served as independent registered public accounting firm for the Trust.


LEGAL COUNSEL

Morgan, Lewis & Bockius LLP located at 1111 Pennsylvania Avenue N.W., Washington, D.C 20004, serves as legal counsel to the Trust.

TRUSTEES AND OFFICERS OF THE TRUST

BOARD RESPONSIBILITIES. The management and affairs of the Trust and each of the Funds are supervised by the Board under the laws of the Commonwealth of Massachusetts. The Board is responsible for overseeing each of the Funds. The Trustees have approved contracts, as described above, under which certain companies provide essential management services to the Trust.


MEMBERS OF THE BOARD. Set forth below are the names, business addresses and states of residence, dates of birth, positions with the Trust, principal occupations for the last five years and other directorships of public companies held for each of the persons currently serving as Trustees of the Trust. Each Trustee is also a Trustee of the STI Classic Funds which is comprised of 50 series.



                                                              PRINCIPAL          NUMBER OF
NAME, BUSINESS ADDRESS,    POSITION    TERN OF OFFICE       OCCUPATION(S)      PORTFOLIOS IN
STATE OF RESIDENCE AND       HELD       AND LENGTH OF        DURING THE         FUND COMPLEX              OTHER
DATE OF BIRTH             WITH TRUST     TIME SERVED        PAST 5 YEARS          OVERSEEN          DIRECTORSHIPS HELD
-----------------------   ----------   --------------   --------------------   -------------   ---------------------------
INTERESTED TRUSTEE*
Clarence H. Ridley        Trustee      Indefinite;      Chairman, Haverty            55        Crawford & Co.; Haverty
3435 Stelzer Road                      since November   Furniture Companies                    Furniture Companies
Columbus, OH 43219                     2001
(Georgia)
DOB 06/42

                                                              PRINCIPAL          NUMBER OF
NAME, BUSINESS ADDRESS,    POSITION    TERN OF OFFICE       OCCUPATION(S)      PORTFOLIOS IN
STATE OF RESIDENCE AND       HELD       AND LENGTH OF        DURING THE         FUND COMPLEX              OTHER
DATE OF BIRTH             WITH TRUST     TIME SERVED        PAST 5 YEARS          OVERSEEN          DIRECTORSHIPS HELD
-----------------------   ----------   --------------   --------------------   -------------   ---------------------------
Jeffrey M. Biggar         Trustee      Indefinite;      Retired. Chief               55        None
3435 Stelzer Road                      since January    Executive Officer
Columbus, OH 43219                     2007             and Senior Managing
(Ohio)                                                  Director, Sterling
DOB 02/50                                               (National City
                                                        Corp.) (2002-2006)

F. Wendell Gooch          Trustee      Indefinite;      Retired                      55        SEI Family of Funds
3435 Stelzer Road                      since May 1992
Columbus, OH 43219
(Indiana)
DOB 12/32

Sidney E. Harris          Trustee      Indefinite;      Professor (since             55        ServiceMaster Company;
3435 Stelzer Road                      since November   1997), Dean                            Total System Services, Inc.
Columbus, OH 43219                     2004             (1997-2004), J.
(Georgia)                                               Mack Robinson
DOB 07/49                                               College of
                                                        Business, Georgia
                                                        State University

Warren Y. Jobe            Trustee      Indefinite;      Retired. Executive           55        WellPoint, Inc; UniSource
3435 Stelzer Road                      since November   Vice President,                        Energy Corp.; HomeBanc
Columbus, OH 43219                     2004             Georgia Power                          Corp.
(Georgia)                                               Company and Senior
DOB 11/40                                               Vice President,
                                                        Southern Company
                                                        (1998-2001)

Connie D. McDaniel        Trustee      Indefinite;      Vice President               55        None
3435 Stelzer Road                      since May 2005   Global Finance
Columbus, OH  43219                                     Transformation
(Georgia)                                               (since 2007), Vice
DOB 04/58                                               President and
                                                        Controller (1999 -
                                                        2007), The
                                                        Coca-Cola Company

James O. Robbins          Trustee      Indefinite;      Retired. President           55        Bessemer Securities, Inc.;
3435 Stelzer Road                      since May 2000   and Chief Executive                    Humana, Inc.
Columbus, OH 43219                                      Officer, Cox
(Florida)                                               Communications, Inc.
DOB 07/42                                               (1985 - 2005)

Charles D. Winslow        Trustee      Indefinite;      Retired. Formerly            55        None
3435 Stelzer Road                      since November   Partner, Accenture
Columbus, OH 43219                     2004             (consulting)
(Florida)
DOB 07/35


* Mr. Ridley may be deemed an "interested person" of the Trust as that term is defined in the 1940 Act because of a material business relationship with the parent of the Adviser.

** Trustees who are not "interested persons" of the Trust as defined in the 1940 Act.

BOARD COMMITTEES.  The Board has established the following committees:


AUDIT COMMITTEE. The Board's Audit Committee is composed exclusively of independent Trustees of the Trust. The Audit Committee operates under a written charter approved by the Board. The principal responsibilities of the Audit Committee include: recommending which firm to engage as the Trust's independent registered public accounting firm and whether to terminate this relationship; reviewing the independent registered public accounting firm's compensation, the proposed scope and terms of its engagement, and the firm's independence; pre-approving audit and non-audit services provided by the Trust's independent registered public accounting firm to the Trust and certain other affiliated entities; serving as a channel of communication between the independent registered public accounting firm and the Trustees; reviewing the results of each external audit, including any qualifications in the independent registered public accounting firm's opinion, any related management letter, management's responses to recommendations made by the independent registered public accounting firm in connection with the audit, reports submitted to the Committee by the internal auditing department of the Trust's Administrator that are material to the Trust as a whole, if any, and management's responses to any such reports; reviewing the Trust's audited financial statements and considering any significant disputes between the Trust's management and the independent registered public accounting firm that arose in connection with the preparation of those financial statements; considering, in consultation with the independent registered public accounting firm and the Trust's senior internal accounting executive, if any, the independent registered public accounting firm's report on the adequacy of the Trust's internal financial controls; reviewing, in consultation with the Trust's independent registered public accounting firm, major changes regarding auditing and accounting principles and practices to be followed when preparing the Trust's financial statements; and other audit related matters. Messrs. Gooch, Harris, Jobe, and Winslow and Ms. McDaniel currently serve as members of the Audit Committee. The Audit Committee meets periodically, as necessary, and met twice in the fiscal year ended December 31, 2006.


GOVERNANCE AND NOMINATING COMMITTEE. The Board's Governance and Nominating Committee is composed exclusively of independent Trustees of the Trust. The Governance and Nominating Committee operates under a written charter approved by the Board. The purposes of the Governance and Nominating Committee are: to evaluate the qualifications of candidates for Trustee and to make recommendations to the Independent trustees and the entire Board with respect to nominations for Trustee membership on the Board when necessary or considered advisable; to review periodically Board governance practices, procedures and operations and to recommend any appropriate changes to the Board; to review periodically the size and composition of the Board and to make recommendations to the Independent Trustees and the Board as to whether it may be appropriate to add to the membership of the Board; to review as necessary the committees established by the Board and to make recommendations to the Board; to review periodically Trustee compensation and any other benefits and to recommend any appropriate changes to the Board and the Independent Trustees; to review periodically and make recommendations regarding ongoing Trustee education and orientation for new Trustees; to make recommendations regarding any self-assessment conducted by the Board; and to review as necessary any other similar matters relating to the governance of the Trust at the request of any Trustee or on its own initiative. While the Governance Committee is solely responsible for the selection and nomination of Trustees, the Committee may consider nominees recommended by shareholders. A nomination submission must be sent in writing to the Governance Committee, addressed to the Secretary of the Trust, and must be accompanied by all information relating to the recommended nominee that is required to be disclosed in solicitations or proxy statements for the election of Trustees. Nomination submissions must also be accompanied by a written consent of the individual to stand for election if nominated by the Board and to serve if elected by the shareholders. Additional information must be provided regarding the recommended nominee as reasonably requested by the Committee. Messrs. Gooch, Harris and Robbins currently serve as members of the Governance and Nominating Committee. The Governance and Nominating Committee meets periodically, as necessary, and met twice in the fiscal year ended December 31, 2006.

VALUATION COMMITTEE. The Board has established the Trust's Valuation Committee, which is composed of two Trustees, as non-voting members, and various representatives of the Trust's service providers, as appointed by the Board. The Valuation Committee operates under procedures approved by the Board. The principal responsibility of the Valuation Committee is to determine the fair value of securities for which current market quotations are not readily available. The Valuation Committee's determinations are reviewed by the Board. The Valuation Committee meets periodically, as necessary, and met ten times in the fiscal year ended December 31, 2006.

FUND SHARES OWNED BY BOARD MEMBERS. The following table shows the dollar amount range of each Trustee's

"beneficial ownership" of shares of each of the Funds as of the end of the most recently completed calendar year. Dollar amount ranges disclosed are established by the SEC. "Beneficial ownership" is determined in accordance with Rule 16a-1(a)(2) under the Securities and Exchange Act of 1934 (the "1934 Act"). The "Family of Investment Companies" referenced in the table consists of the Trust and the STI Classic Funds.


                                             AGGREGATE DOLLAR RANGE OF
                                             SHARES IN ALL INVESTMENT
                       DOLLAR RANGE OF   COMPANIES OVERSEEN BY TRUSTEE IN
   NAME OF TRUSTEE       FUND SHARES      FAMILY OF INVESTMENT COMPANIES
   ---------------     ---------------   --------------------------------
INTERESTED TRUSTEE
Clarence H. Ridley           None                  Over $100,000

INDEPENDENT TRUSTEES
Jeffrey M. Biggar*           None                      None
F. Wendell Gooch             None               $50,001 - $100,000
Sidney E. Harris             None               $50,001 - $100,000
Warren Y. Jobe               None                  Over $100,000
Connie D. McDaniel           None                  Over $100,000
James O. Robbins             None                  Over $100,000
Charles D. Winslow           None               $50,001 - $100,000


*    Mr.Biggar became a Trustee on January 1, 2007.

BOARD COMPENSATION. The table below shows the compensation paid to the Trustees during the fiscal year ended December 31, 2006. The "Fund Complex" referenced in the table consists of the Trust and the STI Classic Funds.


                                                                       ESTIMATED
                              AGGREGATE      PENSION OR RETIREMENT       ANNUAL
                         COMPENSATION FROM    BENEFITS ACCRUED AS    BENEFITS UPON   TOTAL COMPENSATION FROM
    NAME OF TRUSTEE        THE TRUST ($)     PART OF FUND EXPENSES     RETIREMENT      THE FUND COMPLEX ($)
    ---------------      -----------------   ---------------------   -------------   -----------------------
INTERESTED TRUSTEES
Clarence H. Ridley              314                    n/a                n/a                 74,000
Richard W. Courts, II*          279                    n/a                n/a                 66,000

INDEPENDENT TRUSTEES
Jeffrey M. Biggar*                0                    n/a                n/a                      0
Thomas Gallagher*               477                    n/a                n/a                113,000
F. Wendell Gooch                419                    n/a                n/a                 99,000
Sidney E. Harris                361                    n/a                n/a                 85,500
Warren Y. Jobe                  370                    n/a                n/a                 87,500
Connie D. McDaniel              370                    n/a                n/a                 87,500
James O. Robbins                376                    n/a                n/a                 89,000
Charles D. Winslow              370                    n/a                n/a                 87,500


* Mr. Biggar became a Trustee of the Trust effective January 1, 2007. Messrs. Courts and Gallagher resigned as Trustees of the Trust effective December 31, 2006.


DEFERRED COMPENSATION PLAN. Effective January 1, 2007, the Trustees adopted a Deferred Compensation Plan designed to comply with section 409A of the Internal Revenue Code. Pursuant to the Deferred Compensation Plan, each Trustee may elect to defer receipt of between 30% to 100% of his or her aggregate annual compensation from the Trust and the STI Classic Funds, and such amount is placed into a deferral account. Deferred amounts accumulate at an earnings rate determined by the return of one or more STI Classic Funds as designated by the Trustees. Amounts deferred and accumulated earning on such amounts are unfunded and are general unsecured liabilities of the Trust and the STI Classic Funds until paid to the Trustees.


TRUST OFFICERS. The executive officers of the Trust, their respective dates of birth, and their principal occupations for the last five years are set forth below. The officers of the Trust may also serve as officers to one or more mutual funds for which BISYS Fund Services or its affiliates act as administrator, distributor or transfer agent. None of the officers receive compensation from the Trust for their services. Officers of the Trust are elected annually by the Board and hold office until their respective successors are chosen and qualified, or in each case until he or she sooner dies, resigns, is removed or becomes disqualified.


                        POSITION(S)       TERM OF OFFICE
NAME, ADDRESS              HELD             AND LENGTH
AND DATE OF BIRTH       WITH TRUST        OF TIME SERVED           PRINCIPAL OCCUPATION(S) DURING THE PAST 5 YEARS
-----------------     --------------   --------------------   --------------------------------------------------------
R. Jeffrey Young      President and    One year; since July   Senior Vice President, Relationship Management, BISYS
3435 Stelzer Road     Chief            2004                   Fund Services (since 2002); Vice President, Client
Columbus, OH 43219    Executive                               Services, BISYS Fund Services (1997-2002)
DOB 08/64             Officer

Deborah A. Lamb       Executive Vice   One year; since        Chief Compliance Officer, Managing Director, Trusco
50 Hurt Plaza         President;       September 2004;        Capital Management, Inc. (since 2003); President,
Suite 1400            Assistant        since November 2003;   Investment Industry Consultants, LLC (2000 - 2003)
Atlanta, GA 30303     Secretary;       since August 2004
DOB 10/52             Chief            (respectively)
                      Compliance
                      Officer

Martin R. Dean        Treasurer,       One year; since        Vice President, Fund Administration, BISYS Fund Services
3435 Stelzer Road     Chief            March 2007
Columbus, OH 43219    Financial
DOB                   Officer and
                      Chief
                      Accounting
                      Officer

Cynthia J. Surprise   Secretary and    One year; since        Senior Counsel, Legal Services, BISYS Fund Services
3435 Stelzer Road     Chief Legal      February 2005          (since 2004); Director and Counsel, Investors Bank &
Columbus, OH 43219    Officer                                 Trust Company (1999-2004)
DOB 07/46

Jennifer A. English   Assistant        One year; since        Assistant Counsel, Legal Services, BISYS Fund Services
3435 Stelzer Road     Secretary        November 2005          (since 2005); Assistant Counsel, PFPC Inc. (2002-2005);
Columbus, OH 43219                                            Associate Legal Product Manager, Fidelity Investments,
DOB 03/72                                                     (2001)


PURCHASE AND REDEMPTION OF SHARES

Purchases and redemptions of shares of the Funds may be made on any day the New York Stock Exchange ("NYSE") is open for business. Currently, the NYSE is closed on the days the following holidays are observed: New Year's Day, Martin Luther King, Jr. Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day.

It is currently the Trust's policy to pay for all redemptions in cash, however, the Trust retains the right to alter this policy to provide for redemptions in whole or in part by a distribution in-kind of readily marketable securities held by the Funds in lieu of cash. Shareholders may incur brokerage charges on the sale of any such securities so received in payment of redemptions. A shareholder will at all times be entitled to aggregate cash redemptions from all Funds of the Trust up to the lesser of $250,000 or 1% of the Trust's net assets during any 90-day period. The Board has adopted procedures which permit the Trust at its discretion and in the best interests of all shareholders to initiate in-kind redemptions to those shareholders of the Trust that are affiliated with the Trust solely by their ownership of a certain percentage of the Trust's investment portfolios.

The Trust reserves the right to postpone payment of redemption proceeds for up to seven days if the redemption would harm existing shareholders. The Trust also reserves the right to suspend the right of redemption and/or to postpone the date of payment upon redemption for any period on which trading on the NYSE is restricted, or during the existence of an emergency (as determined by the SEC by rule or regulation) as a result of which disposal or valuation of a Fund's portfolio securities is not reasonably practicable, or for such other periods as the SEC has by order permitted. The Trust further reserves the right to suspend sales of shares of a Fund for any period during which the NYSE, the Adviser, the Administrator and/or the custodians are not open for business.

DETERMINATION OF NET ASSET VALUE

GENERAL POLICY. Each of the Funds adheres to Section 2(a)(41), and Rules 2a-4 and 2a-7 thereunder, of the 1940 Act with respect to the valuation of portfolio securities. In general, securities for which market quotations are readily available are valued at current market value, and all other securities are valued at fair value as determined in good faith by the Trusts' Board. In complying with the 1940 Act, the Trust relies on guidance provided by the SEC and by the SEC staff in various interpretive letters and other guidance.

EQUITY SECURITIES. Securities listed on a securities exchange, market or automated quotation system for which quotations are readily available, including securities traded over the counter, are valued at the official closing price or the last quoted sale price on the principal exchange or market (foreign or domestic) on which they are traded on valuation date (or at approximately 4:00 p.m., Eastern Time if a security's principal exchange is normally open at that time). If there is no official closing price and there is no such reported sale on the valuation date, the security is valued at the most recent quoted bid price. If such prices are not available, the security will be valued at fair value as determined in good faith by the Trust's Board.

MONEY MARKET SECURITIES AND OTHER DEBT SECURITIES. If available, money market securities and other debt securities are priced based upon valuations provided by recognized independent, third-party pricing agents. Such values generally reflect the last reported sales price if the security is actively traded. The third-party pricing agents may also value debt securities by employing methodologies that utilize actual market transactions, broker-supplied valuations, or other methodologies designed to identify the market value for such securities. Such methodologies generally consider such factors as security prices, yields, maturities, call features, ratings and developments relating to specific securities in arriving at valuations. money market securities and other debt securities with remaining maturities of sixty days or less may be valued at their amortized cost, which approximates market value. If such prices are not available, the security will be valued at fair value as determined in good faith by the Trust's Board.

USE OF THIRD-PARTY INDEPENDENT PRICING AGENTS. Pursuant to contracts with the Trust's Administrator, prices for most securities held by the Funds are provided daily by third-party independent pricing agents that are approved by the Board of the Trust. The valuations provided by third-party independent pricing agents are reviewed daily by the Administrator.

TAXES


The following is a summary of certain federal income tax considerations generally affecting the Funds and their investors. No attempt is made to present a detailed explanation of the federal tax treatment of a Fund or its investors, and the discussion here and in the Trust's prospectus is not intended as a substitute for careful tax planning. Further, this discussion does not address the tax considerations affecting any Contract owner. Federal income tax considerations affecting such owners is discussed in the prospectus and the SAI for such Contract.

FEDERAL INCOME TAX

This discussion of federal income tax considerations is based on the Code and the regulations issued thereunder, in effect on the date of this SAI. New legislation, as well as administrative changes or court decisions may change the conclusions expressed herein, and may have a retroactive effect with respect to the transactions contemplated herein.


     In order to qualify for treatment as a regulated investment company ("RIC") under the Code, the Funds must distribute annually to its shareholders at least the sum of 90% of its net investment income excludable from gross income plus 90% of its investment company taxable income (generally, net investment income plus net short-term capital gain) (the "Distribution Requirement") and also must meet several additional requirements. Among these requirements are the following: (i) at least 90% of a Fund's gross income each taxable year must be derived from dividends, interest, payments with respect to securities loans, and gains from the sale or other disposition of stock, securities and foreign currencies, or other income derived with respect to its business of investing in such stock, securities or currencies, and net income derived from an interest in qualified publicly traded partnerships


(ii) at the close of each quarter of a Fund's taxable year, at least 50% of the value of its total assets must be represented by cash and cash items, U.S. government securities, securities of other RICs and other securities, with such other securities limited, in respect to any one issuer, to an amount that does not exceed 5% of the value of a Fund's assets and that does not represent more than 10% of the outstanding voting securities of such issuer; and (iii) at the close of each quarter of a Fund's taxable year, not more than 25% of the value of the Fund's assets may be invested in securities (other than U.S. government securities or the securities of other RICs) of any one issuer, of two or more issuers engaged in same or similar businesses if a Fund owns at least 20% of the voting power of such issuers, or of one or more qualified publicly traded partnerships.

Notwithstanding the Distribution Requirement described above, which only requires a Fund to distribute at least 90% of its annual investment company taxable income and does not require any minimum distribution of net capital gains (the excess of net long-term capital gains over net short-term capital loss), a Fund will be subject to a nondeductible 4% excise tax to the extent it fails to distribute by the end of any calendar year 98% of its ordinary income for that year and 98% of its capital gain net income for the one-year period ending on December 31 of that calendar year, plus certain other amounts. The Funds intend to make sufficient distributions prior to the end of each calendar year to avoid liability for the federal excise tax applicable to regulated investment companies.

Any gain or loss recognized on a sale or redemption of shares of a Fund by an investor who is not a dealer in securities will generally be treated as a long-term capital gain or loss if the shares have been held for more than twelve months and otherwise will be generally treated as a short-term capital gain or loss. If shares on which a net capital gain distribution has been received are subsequently sold or redeemed and such shares have been held for six months or less, any loss recognized will be treated as a long-term capital loss to the extent of the long-term capital gain distributions.

If a Fund fails to qualify as a RIC for any year, all of its income will be subject to federal income tax at corporate rates, and its distributions (including, capital gain distributions) generally will be taxable as ordinary income dividends to its shareholders. In such case, the dividends received deduction will generally be available for eligible corporate shareholders (subject to certain limitations) and the lower tax rates applicable to qualified dividend income would be available to individual shareholders. The Board reserves the right not to maintain qualification of a Fund as a RIC if it determines such course of action to be beneficial to shareholders.

Each Fund may invest in complex securities. These investments may be subject to numerous special and complex tax rules. These rules could affect whether gains and losses recognized by a Fund are treated as ordinary income or capital gains, accelerate the recognition of income to a Fund, and/or defer a Fund's ability to recognize losses. In turn, these rules may affect the amount, timing or character of the income distributed to shareholders by a Fund.


The Funds receive income generally in the form of dividends and interest on Fund investments. This income, less expenses incurred in the operation of a Fund, constitutes its net investment income from which dividends may be paid. All or a portion of the net investment income distributions may be treated as qualified dividend income (eligible for the reduced maximum rate to individuals of 15% (5% for individuals in lower tax brackets)) to the extent that a Fund receives qualified dividend income.

Qualified dividend income is, in general, dividend income from taxable domestic corporations and certain foreign corporations (e.g., foreign corporations incorporated in a possession of the United States or in certain countries with a comprehensive tax treaty with the United States, or the stock of which is readily tradable on an established securities market in the United States). In order for some portion of the dividends received by a Fund shareholder to be qualified dividend income, a Fund must meet holding period and other requirements with respect to the dividend paying stocks in its portfolio, and the shareholder must meet holding period and other requirements with respect to a Fund's shares. Any distributions by a Fund may be taxable to shareholders regardless of whether they are received in cash or in additional shares. The Funds may derive capital gains and losses in connection with sales or other dispositions of each Fund's portfolio securities. Distributions from net short-term capital gains will be taxable to you as ordinary income. Distributions from net long-term capital gains will be taxable to you as long-term capital gains regardless of how long you have held your shares in the fund. Currently, the maximum tax rate on long-term capital gains is 15%.


Absent further legislation, the maximum 15% tax rate on qualified dividend income and long-term capital gains will cease to apply to taxable years beginning after December 31, 2010.


Shareholders who have not held Fund shares for a full year should be aware that a Fund may designate and distribute, as ordinary income or capital gain, a percentage of income that is not equal to the actual amount of such income earned during the period of investment in a Fund.


Each Fund will inform you of the amount of your ordinary income dividends, qualified dividend income, and capital gain distributions shortly after the close of each calendar year.


If a Fund's distributions exceed its taxable income and capital gains realized during a taxable year, all or a portion of the distributions made in the same taxable year may be recharacterized as a return of capital to shareholders.


A return of capital distribution will generally not be taxable, but will reduce each shareholder's cost basis in a Fund and result in higher reported capital gain or lower reported capital loss when those shares on which distribution was received are sold.


If a shareholder that is a tax-exempt investor (e.g., a pension plan, individual retirement account, 401(k), similar tax-advantaged plan, charitable organization, etc.) incurs debt to finance the acquisition of its shares, a portion of the income received by that shareholder with respect to its shares would constitute unrelated business taxable income ("UBTI"). A tax-exempt investor is generally subject to federal income tax to the extent that its UBTI for a taxable year exceeds its annual $1,000 exclusion. If a charitable remainder trust incurs any UBTI in a taxable year, all of its net income for the taxable year is subject to federal income tax.


The status of the swap agreements and other commodity-linked derivative instruments under tests to qualify as a RIC under Subchapter M of the Code has been recently addressed in Revenue Ruling 2006-1 and Revenue Ruling 2006-31 which provide that income from commodity-linked swaps in which the funds invest will not be considered qualifying income after September 30, 2006. The funds will therefore restrict their income from commodity-linked swaps (when combined with their other investments that produce non-qualifying income) to be less than 10 percent of their gross income.



With respect to investments in zero coupon securities which are sold at original issue discount and thus do not make periodic cash interest payments, the funds will be required to include as part of their current income the imputed interest on such obligations even though the funds have not received any interest payments on such obligations during that period. Because each fund distributes all of its net investment income to its shareholders, a fund may have to sell fund securities to distribute such imputed income which may occur at a time when the adviser would not have chosen to sell such securities and which may result in taxable gain or loss.


SALE, REDEMPTION OR EXCHANGE OF FUND SHARES

Sales, redemptions and exchanges of Fund shares are generally taxable transactions for federal, state and local income tax purposes.


Any gain or loss recognized on a sale or redemption of shares of a Fund by a shareholder who holds his or her shares as a capital asset will generally be treated as long-term capital gain or loss if the shares have been held for more than one year, and short-term if for a year or less. If shares held for six months or less are sold or redeemed for a loss, two special rules apply. First, if shares on which a net capital gain distribution has been received are subsequently sold or redeemed, and such shares have been held for six months or less, any loss recognized will be treated as long-term capital loss to the extent of the long-term capital gain distributions. Second, any loss recognized by a shareholder upon the sale or redemption of shares of a tax-exempt fund held for six months or less will be disallowed to the extent of any exempt interest dividends received by the shareholder with respect to such shares. All or a portion of any loss that you realize upon the redemption of your fund shares will be disallowed to the extent that you buy other shares in a Fund (through reinvestment of dividends or otherwise) within 30 days before or after your share redemption. Any loss disallowed under these rules will be added to your tax basis in the new shares you buy.


STATE TAXES

A Fund is not liable for any income or franchise tax in Massachusetts if it qualifies as a RIC for federal income tax purposes. Distributions by the Funds to investors and the ownership of shares may be subject to state and local taxes. Shareholders are urged to consult their tax advisor regarding state and local tax rules affecting an investment in Fund shares.

Many states grant tax-free status to dividends paid to you from interest earned on direct obligations of the U.S. Government, subject in some states to minimum investment requirements that must be met by a Fund. Investment in Ginnie Mae or Fannie Mae securities, bankers acceptances, commercial paper, and repurchase agreements collateralized by U.S. government securities do not generally qualify for such tax-fee treatment. The rules on exclusion of this income are different for corporate shareholders.

FOREIGN TAXES

Dividends and interests received by a Fund may be subject to income, withholding or other taxes imposed by foreign countries and U.S. possessions that would reduce the yield on the Fund's stock or securities. Tax conventions between certain countries and the United States may reduce or eliminate these taxes. Foreign countries generally do not impose taxes on capital gains with respect to investments by foreign investors.


If a Fund meets the Distribution Requirement, and if more than 50% of the value of the Fund's total assets at the close of its taxable year consists of stock or securities of foreign corporations, the Fund will be eligible to, and will, file an election with the Internal Revenue Service that will enable shareholders, in effect, to receive the benefit of the foreign tax credit with respect to any foreign and U.S. possessions income taxes paid by the Fund. Pursuant to the election, the Fund will treat those taxes as dividends paid to its shareholders. Each shareholder will be required to include a proportionate share of those taxes in gross income as income received from a foreign source and must treat the amount so included as if the shareholder had paid the foreign tax directly. The shareholder may then either deduct the taxes deemed paid by him or her in computing his or her taxable income or, alternatively, use the foregoing information in calculating the foreign tax credit against the shareholders' federal income tax. In no event shall a shareholder be allowed a foreign tax credit with respect to shares in the Fund if such shares are held by the shareholder for 15 days or less during the 31-day period beginning on the date which is 15 days before the date on which such shares become ex-dividend with respect to such dividend. If a Fund makes the election, the Fund will report annually to its shareholders the respective amounts per share of the Fund's income from sources within, and taxes paid to, foreign countries and U.S. possessions.



A Fund's transactions in foreign currencies and forward foreign currency contracts will be subject to special provisions of the Code that, among other things, may affect the character of gains and losses realized by the Fund (i.e., may effect whether gains or losses are ordinary or capital), accelerate recognition of income to the Fund and defer Fund losses. These rules could therefore affect the character, amount and timing of distributions to shareholders. These provisions also may require the Fund to mark-to-market certain types of the positions in its portfolio (i.e., treat them as if they were closed out) which may cause the Fund to recognize income without receiving cash with which to make distributions in amounts necessary to satisfy the 90% and 98% distribution requirements for avoiding income and excise taxes. The Fund will monitor its transactions, will make the appropriate tax elections, and will make the appropriate entries in the books and records when it acquires any foreign currency or forward foreign currency contract in order to mitigate the effect of these rules and prevent disqualification of the Fund as a RIC and minimize the imposition of income and excise taxes.

FUND TRANSACTIONS

BROKERAGE TRANSACTIONS. The Trust has no obligation to deal with any dealer or group of dealers in the execution of transactions in portfolio securities. Subject to policies established by the Board, the Adviser is responsible for placing the orders to execute transactions for a Fund. In placing orders, it is the policy of the Trust to seek to obtain the best net results taking into account such factors as price (including the applicable dealer spread), the size, type and difficulty of the transaction involved, the firm's general execution and operational facilities, and the firm's risk in positioning the securities involved. Where possible, the Adviser will deal directly with the dealers who make a market in the securities involved except in those circumstances where better prices and execution are available elsewhere. Such dealers usually are acting as principal for their own account. On occasion, securities may be purchased directly from the issuer. While the Adviser generally seeks reasonably competitive spreads or commissions, the Trust will not necessarily be paying the lowest spread or commission available due to reasons described herein.

Debt securities in which the Funds invest are traded primarily in the over-the-counter market. Such securities are generally traded on a net basis and do not normally involve either brokerage commissions or transfer taxes. Each Fund may also enter into financial futures and options contract, which normally involve brokerage commissions. The cost of executing portfolio securities transactions of the Trust will primarily consist of dealer spreads and underwriting commissions.

For the fiscal years ended December 31, 2006, 2005 and 2004, the Funds paid the aggregate brokerage commissions on portfolio transactions shown in the table below. Significant changes in brokerage commissions paid by a Fund from year to year may result from changing asset levels throughout the year.


                               AGGREGATE DOLLAR AMOUNT OF
                               BROKERAGE COMMISSIONS PAID
                                          ($)
                              ---------------------------
            FUND                2006      2005      2004
            ----              -------   -------   -------
Large Cap Core Equity Fund     11,413    11,605    13,525
Large Cap Growth Stock Fund   106,499   108,608   134,943
Large Cap Value Equity Fund    78,471   108,279   112,271
Mid-Cap Core Equity Fund       65,564    41,098    26,625
Small Cap Value Equity Fund    41,047    37,774    42,048


BROKERAGE SELECTION. The Trust does not expect to use one particular broker or dealer, and when one or more brokers is believed capable of providing the best combination of price and execution, the Funds' Adviser may select a broker based upon brokerage or research services provided to the Adviser. The Adviser may pay a higher commission than otherwise obtainable from other brokers in return for such services only if a good faith determination is made that the commission is reasonable in relation to the services provided.

Section 28(e) of the 1934 Act permits the Adviser, under certain circumstances, to cause each Fund to pay a broker or dealer a commission for effecting a transaction in excess of the amount of commission another broker or dealer would have charged for effecting the transaction in recognition of the value of brokerage and research services provided by the broker or dealer. In addition to agency transactions, the Adviser may receive brokerage and research services in connection with certain riskless principal transactions, in accordance with applicable SEC guidance. Brokerage and research services include: (1) furnishing advice as to the value of securities, the advisability of investing in, purchasing or selling securities, and the availability of securities or purchasers or sellers of securities; (2) furnishing analyses and reports concerning issuers, industries, securities, economic factors and trends, portfolio strategy, and the performance of accounts; and (3) effecting securities transactions and performing functions incidental thereto (such as clearance, settlement, and custody). In the case of research services, the Adviser believes that access to independent investment research is beneficial to their investment decision-making processes and, therefore, to each Fund.

To the extent research services may be a factor in selecting brokers, such services may be in written form or through direct contact with individuals and may include information as to particular companies and securities as well as market, economic, or institutional areas and information which assists in the valuation and pricing of investments. Examples of research-oriented services for which the Adviser might utilize Fund commissions include research reports and other information on the economy, industries, sectors, groups of securities, individual companies, statistical information, political developments, technical market action, pricing and appraisal services, credit analysis, risk measurement analysis, performance and other analysis. The Adviser may use research services furnished by brokers in servicing all client accounts and not all services may necessarily be used in connection with the account that paid commissions to the broker providing such services. Information so received by the Adviser will be in addition to and not in lieu of the services required to be performed by the Funds' Adviser under the Advisory Agreement. Any advisory or other fees paid to the Adviser are not reduced as a result of the receipt of research services.

In some cases the Adviser may receive a service from a broker that has both a "research" and a "non-research" use. When this occurs, the Adviser makes a good faith allocation, under all the circumstances, between the research and non-research uses of the service. The percentage of the service that is used for research purposes may be paid for with client commissions, while the Adviser will use its own funds to pay for the percentage of the service that is used for non-research purposes. In making this good faith allocation, the Adviser faces a potential conflict of interest, but the Adviser believes that its allocation procedures are reasonably designed to ensure that it appropriately allocates the anticipated use of such services to their research and non-research uses.

From time to time, the Fund may purchase new issues of securities for clients in a fixed price offering. In these situations, the seller may be a member of the selling group that will, in addition to selling securities, provide the Adviser with research services. The National Association of Securities Dealers (the "NASD") has adopted rules expressly permitting these types of arrangements under certain circumstances. Generally, the seller will provide research "credits" in these situations at a rate that is higher than that which is available for typical secondary market transactions. These arrangements may not fall within the safe harbor of Section 28(e).

BROKERAGE WITH FUND AFFILIATES. A Fund may execute brokerage or other agency transactions through registered broker-dealer affiliates of either the Fund, the Adviser or the Distributor for a commission in conformity with the 1940 Act, the 1934 Act and rules promulgated by the SEC. Under the 1940 Act and the 1934 Act, affiliated broker-dealers are permitted to receive and retain compensation for effecting portfolio transactions for the Fund on an exchange if a written contract is in effect between the affiliate and the Fund expressly permitting the affiliate to receive and retain such compensation. These rules further require that commissions paid to the affiliate by the Fund for exchange transactions not exceed "usual and customary" brokerage commissions. The rules define "usual and customary" commissions to include amounts which are "reasonable and fair compared to the commission, fee or other remuneration received or to be received by other brokers in connection with comparable transactions involving similar securities being purchased or sold on a securities exchange during a comparable period of time." The Trustees, including those who are not "interested persons" of the Fund, as defined in the 1940 Act, have adopted procedures for evaluating the reasonableness of commissions paid to affiliates and review these procedures periodically.

For the fiscal periods ended December 31, 2006, 2005 and 2004, the Funds paid the following aggregate brokerage commissions on portfolio transactions effected by affiliated brokers. All amounts shown were paid to the Distributor and reflect fees paid in connection with Fund repurchase agreement transactions.


                               AGGREGATE DOLLAR                            PERCENTAGE OF
                                   AMOUNT OF          PERCENTAGE OF       TOTAL BROKERAGE
                                   BROKERAGE         TOTAL BROKERAGE       TRANSACTIONS
                                  COMMISSIONS       COMMISSIONS PAID     EFFECTED THROUGH
                              PAID TO AFFILIATED      TO AFFILIATED         AFFILIATED
                                 BROKERS ($)*         BROKERS (%)*         BROKERS (%)*
                              ------------------   ------------------   ------------------
            FUND              2006   2005   2004   2006   2005   2004   2006   2005   2004
            ----              ----   ----   ----   ----   ----   ----   ----   ----   ----
Large Cap Core Equity Fund      0      0      0      0      0      0      0      0      0
Large Cap Growth Stock Fund     0      0      0      0      0      0      0      0      0
Large Cap Value Equity Fund     0      0      0      0      0      0      0      0      0
Mid-Cap Core Equity Fund        0      0      0      0      0      0      0      0      0
Small Cap Value Equity Fund     0      0      0      0      0      0      0      0      0

* Prior to July 26, 2004, SEI Investments Distribution Co. served as the Trust's distributor. These amounts refer to brokerage commissions paid to, or brokered transactions effected through, SEI Investments Distribution Co.

SECURITIES OF "REGULAR BROKER-DEALERS." As of December 31, 2006, the Funds held securities of their "regular broker-dealers" (as such term is defined in the 1940 Act) as follows:


            FUND                        SECURITY            HOLDINGS ($)
            ----              ---------------------------   ------------
Large Cap Core Equity Fund    Bank of America Corporation       267,000
                              Citigroup                         296,000
                              Goldman Sachs                      68,000
                              Morgan Stanley                    163,000
                              UBS AG                            181,000
                              Wachovia Corporation              131,000

Large Cap Growth Stock Fund   Bank of America Corporation       726,000
                              Goldman Sachs                     817,000
                              JP Morgan Chase & Co.             831,000
                              Merrill Lynch & Co., Inc.         754,000
                              Morgan Stanley                    782,000

Large Cap Value Equity Fund   Bank of America Corporation       956,000
                              Bank of New York                  188,000
                              BB&T Corporation                  191,000
                              Bear Stearns                      366,000
                              Citigroup                       1,188,000
                              JP Morgan Chase & Co.             770,000
                              Merrill Lynch & Co., Inc.         377,000
                              Morgan Stanley                    360,000
                              Wachovia Corporation              826,000



            FUND                        SECURITY            HOLDINGS ($)
            ----              ---------------------------   ------------
Mid-Cap Core Equity Fund      Bear Stearns                       82,000

Small Cap Value Equity Fund   None                                  n/a


PORTFOLIO TURNOVER RATE


Portfolio turnover rate is defined under SEC rules as the value of the securities purchased or securities sold, excluding all securities whose maturities at the time of acquisition were one-year or less, divided by the average monthly value of such securities owned during the year. Based on this definition, instruments with remaining maturities of less than one-year are excluded from the calculation of the portfolio turnover rate. Instruments excluded from the calculation of portfolio turnover generally would include any futures contracts and option contracts in which the Funds invest since such contracts generally have remaining maturities of less than one-year. The Funds may at times hold investments in other short-term instruments such as money market instruments and repurchase agreements, which are excluded for purposes of computing portfolio turnover. Each Fund's portfolio turnover rate for the fiscal years ended December 31, 2006 and 2005 is shown in the table below. Variations in turnover rate may be due to market conditions, fluctuating volume of shareholder purchases and redemptions or changes in the Adviser's investment outlook.



                               PORTFOLIO
                                TURNOVER
                                RATE (%)
                              -----------
            FUND              2006   2005
            ----              ----   ----
Large Cap Core Equity Fund      47     47
Large Cap Growth Stock Fund     82     80
Large Cap Value Equity Fund     91    100
Mid-Cap Core Equity Fund       181    115
Small Cap Value Equity Fund     74     57

PORTFOLIO HOLDINGS

The Board of Trustees has approved a policy and procedures that govern the timing and circumstances regarding the disclosure of Fund portfolio holdings information to shareholders and third parties. These policies and procedures are designed to ensure that disclosure of information regarding a Fund's portfolio securities is in the best interests of Fund shareholders, and include procedures to address conflicts between the interests of a Fund's shareholders, on the one hand, and those of a Fund's investment adviser, principal underwriter or any affiliated person of a Fund, its investment adviser, or its principal underwriter, on the other. Pursuant to such procedures, the Board has authorized the Adviser's Chief Compliance Officer (the "CCO") to authorize the release of a Fund's portfolio holdings, as necessary, in conformity with the foregoing principles. The Adviser's CCO is responsible for analyzing whether disclosure of portfolio holdings is in the best interests of shareholders and serves a legitimate business purpose, and is also responsible for resolving potential conflicts of interests arising from the disclosure of portfolio holdings. The Funds' CCO reports quarterly to the Board regarding the implementation of such policies and procedures.


Pursuant to applicable law, each Fund is required to disclose its complete portfolio holdings quarterly, within 60 days of the end of each fiscal quarter (currently, each March 31, June 30, September 30, and December 31). Each Fund discloses a complete schedule of investments in each Semi-Annual Report and Annual Report to Fund shareholders or, following the first and third fiscal quarters, in quarterly holdings reports filed with the SEC on Form N-Q. Semi-Annual and Annual Reports are distributed to Fund shareholders. Quarterly holdings reports filed with the SEC on Form N-Q are not distributed to Fund shareholders, but are available, free of charge, on the EDGAR database on the SEC's website at www.sec.gov and may be reviewed and copied at the SEC's public reference room. Information on the operation and terms of usage of the SEC public reference room is available at http://www.sec.gov/info/edgar/prrrules.htm or by calling 1-800-SEC-0330.

The Funds' Annual Reports and Semi-Annual Reports are available, free of charge, on the Funds' website at www.sticlassicfunds.com. The Funds' website also provides information about each Fund's complete portfolio holdings as of the end of the most recent calendar quarter (i.e., each March 31, June 30, September 30, and December 31). This information on the website is provided with a lag of at least 15 days (each April 16, July 16, October 16 and January 16) and is available until updated the next calendar quarter. The information on the Funds' website is publicly available to all categories of persons.


In addition to information provided to shareholders and the general public, from time to time rating and ranking organizations, such as S&P and Morningstar, Inc., may request complete portfolio holdings information in connection with rating the Funds. Similarly, institutional investors, financial planners, pension plan sponsors and/or their consultants may request a complete list of portfolio holdings in order to assess the risks of a Fund's portfolio along with related performance attribution statistics. The Funds believe that these third parties have legitimate objectives in requesting such portfolio holdings information. The Funds may also disclose the portfolio holdings to broker-dealers and/or pricing services in order to allow the Funds to accurately price and potentially sell portfolio securities. The Funds' policies and procedures provide that the Adviser's CCO may authorize disclosure of portfolio holdings information to such parties at differing times and/or with different lag times to such third parties provided that the recipient is, either by contractual agreement (including Confidentiality Agreement, as discussed below) or otherwise by law, (i) required to maintain the confidentiality of the information and (ii) prohibited from using the information to purchase or sell securities or facilitate or assist in any securities transactions or investment program.

The Funds require any third party receiving non-public holdings information to enter into a Confidentiality Agreement with the Adviser. The Confidentiality Agreement provides, among other things, that non-public portfolio holdings information will be kept secret and confidential and that such information will be used solely for the purpose of analysis and evaluation of the Funds. Specifically, the Confidentiality Agreement prohibits anyone in possession of non-public portfolio holdings information from purchasing or selling securities based on such information, or from disclosing such information to other persons, except for those who are actually engaged in, and need to know, such information to perform the analysis or evaluation of the Funds.


Currently, the Funds have arrangements to provide additional disclosure of portfolio holdings information on an monthly basis with no lag time to the following third parties: ABN-AMRO; Advest, Inc.; AG Edwards & Sons, Inc.; Alliance Bernstein; Banc of America Securities, LLC; Barclays Bank; Barra, Inc.; BB&T Capital Markets; Credit Suisse, LLC; Davenport & Co., LLC; DC Advisors; Empirical Research Partners; Ferris Baker Watts, Inc.; First Tennessee Bank; FTN Midwest Research; Freidman, Billings, Ramsey & Co., Inc.; Janney Montgomery Scott, LLC; JP Morgan Securities, Inc.; Lehman Brothers; Merrill Lynch Pierce Fenner & Smith, Inc.; MDU Resources Group; Morgan Keegan & Co., Inc.; Piper Jaffray & Co.; PriceWaterhouseCoopers; Raymond James Financial, Inc.; RBC Dain Rauscher, Inc.; RBD Capital Markets; Smith Barney; State Street Bank and Trust; SunTrust Bank Wealth and Investment Management; SunTrust Capital Markets; Towers Perrin HR Services; UBS Financial Services, Inc.; Wachovia Bank, N.A.; Wilshire Associates; Yon-Drake and Associates.



Currently, the Funds have arrangements to provide additional disclosure of complete portfolio holdings information on a quarterly basis with no lag to the following third parties: Aon Consulting, Inc., Callan Associates, Inc., Colonial Consulting, Inc., CRA Business Strategies Group, Gabriel Roder, Smith & Co., New England Pension Consultants, Prime Buchholz & Associates, Inc., and Watson Wyatt Investment Consulting, Inc.


No compensation or other consideration is paid to or received by any party in connection with the disclosure of portfolio holdings information, including the Funds, Adviser and its affiliates or recipient of the Funds' portfolio information.

In addition, the Funds' service providers, such as the custodians, Administrator and Transfer Agent, may receive portfolio holdings information in connection with their services to the Funds. Financial printers, proxy voting service providers and pricing information vendors may receive portfolio holdings information, as necessary, in connection with their services to the Funds.

No compensation or other consideration is paid to or received by any party in connection with the disclosure of portfolio holdings information, including the Funds, the Adviser and its affiliates or recipient of a Fund's portfolio holdings information.

DESCRIPTION OF SHARES

The Declaration of Trust authorizes the issuance of an unlimited number of shares of the Funds each of which represents an equal proportionate interest in that Fund with each other share. Shares are entitled upon liquidation to a pro rata share in the net assets of the Funds. Shareholders have no preemptive rights. The Declaration of Trust provides that the Trustees of the Trust may create additional series of shares. All consideration received by the Trust for shares of any additional series and all assets in which such consideration is invested would belong to that series and would be subject to the liabilities related thereto. Share certificates representing shares will not be issued.

VOTING RIGHTS

Each share held entitles the shareholder of record to one vote for each dollar invested. In other words, each shareholder of record is entitled to one vote for each dollar of net asset value of the shares held on the record date for the meeting. Each Fund will vote separately on matters relating solely to it. As a Massachusetts business trust, the Trust is not required, and does not intend, to hold annual meetings of shareholders. Shareholders approval will be sought, however, for certain changes in the operation of the Trust and for the election of Trustees under certain circumstances. Under the Declaration of Trust, the Board has the power to liquidate one or more Funds without shareholder approval. While the Board has no present intention of exercising this power, they may do so if a Fund fails to reach a viable size within a reasonable amount of time or for some other extraordinary reason.

In addition, a Trustee may be removed by the remaining Trustees or by shareholders at a special meeting called upon written request of shareholders owning at least 10% of the outstanding shares of the Trust. In the event that such a meeting is requested, the Trust will provide appropriate assistance and information to the shareholders requesting the meeting.

SHAREHOLDER LIABILITY

The Trust is an entity of the type commonly known as a "Massachusetts business trust." Under Massachusetts law, shareholders of such a trust could, under certain circumstances, be held personally liable as partners for the obligations of the trust. Even if, however, the Trust were held to be a partnership, the possibility of the shareholders' incurring financial loss for that reason appears remote because the Trust's Declaration of Trust contains an express disclaimer of shareholder liability for obligations of the Trust and requires that notice of such disclaimer be given in each agreement, obligation or instrument entered into or executed by or on behalf of the Trust or the Trustees, and because the Declaration of Trust provides for indemnification out of the Trust property for any investor held personally liable for the obligations of the Trust.

LIMITATION OF TRUSTEES' LIABILITY

The Declaration of Trust provides that a Trustee shall be liable only for his own willful defaults and, if reasonable care has been exercised in the selection of officers, agents, employees or investment advisers, shall not be liable for any neglect or wrongdoing of any such person. The Declaration of Trust also provides that the Trust will indemnify its Trustees and officers against liabilities and expenses incurred in connection with actual or threatened litigation in which they may be involved because of their offices with the Trust unless it is determined in the manner provided in the Declaration of Trust that they have not acted in good faith in the reasonable belief that their actions were in the best interests of the Trust. However, nothing in the Declaration of Trust shall protect or indemnify a Trustee against any liability for his willful misfeasance, bad faith, gross negligence or reckless disregard of his duties.

CODES OF ETHICS

The Board of the Trust has adopted a Code of Ethics pursuant to Rule 17j-1 under the 1940 Act. In addition, the Adviser and the Distributor have adopted Codes of Ethics pursuant to Rule 17j-1. These Codes of Ethics apply to the personal investing activities of trustees, officers and certain employees ("access persons"). Rule 17j-1 and the Codes of Ethics are designed to prevent unlawful practices in connection with the purchase or sale of securities by access persons.

Under each Code of Ethics, access persons are permitted to engage in personal securities transactions, but are required to report their personal securities transactions for monitoring purposes. In addition, certain access persons of the Trust and the Adviser are prohibited from acquiring beneficial ownership of securities offered in connection with initial public offerings. Certain access persons of the Adviser are further prohibited from acquiring beneficial ownership of securities offered in connection with a limited offering. The Distributor's Code of Ethics requires certain access persons to obtain approval before investing in initial public offerings and limited offerings. Copies of these Codes of Ethics are on file with the SEC and are available to the public.

PROXY VOTING

The Board has delegated the responsibility for decisions regarding proxy voting for securities held by the Funds to the Adviser. The Adviser will vote such proxies in accordance with its proxy policies and procedures, which are included in Appendix B to this SAI. The Board will periodically review the Funds' proxy voting record.

The Trust is required to disclose annually the Funds' complete proxy voting record on Form N-PX. The Funds' proxy voting record for the most recent 12 month period ended June 30th is available without charge upon request by calling 1-888-STI-FUND or by writing to the Funds at STI Classic Variable Trust, c/o BISYS, 3435 Stelzer Road, Columbus, Ohio 43219. The Funds' Form N-PX is also available on the SEC's website at www.sec.gov.

CONTROL PERSONS AND PRINCIPAL HOLDERS OF SECURITIES


Shares of the Funds are owned by insurance companies as depositors of separate accounts which are used primarily to fund variable annuity contracts and variable life insurance contras. As of April 2, 2007 the following persons were the only persons who were record owners (or to the knowledge of the Trust, beneficial owners) of 5% or more of the shares of the respective Funds. Persons who owned of record or beneficially more than 25% of a Fund's outstanding shares may be deemed to control the Fund within the meaning of the 1940 Act.



                                                                          PERCENT
                                                                         OF TOTAL   NATURE OF
        NAME OF FUND               NAME AND ADDRESS OF SHAREHOLDER        SHARES    OWNERSHIP
        ------------          ----------------------------------------   --------   ---------
Large Cap Core Equity Fund    American Enterprise Life Insurance Co        32.41    Record
                              222 AXP Financial Center
                              Minneapolis, MN 554740014

                              Allstate Life and Annuity Company            30.85    Record
                              Financial Control Unit
                              544 Lakeview Pkwy
                              Attn: Danette Richardson
                              Vernon Hills, IL 600611826

                              Hartford Life Insurance Company              30.16    Record
                              200 Hopmeadow Street
                              Simsbury, CT 06089

                              Transamerica Life Insurance Company           6.12    Record
                              4333 Edgewood Rd. NE
                              Cedar Rapids, IA 5249900001

Large Cap Growth Stock Fund   Allstate Life and Annuity Company            50.20    Record
                              Financial Control Unit
                              544 Lakeview Pkwy
                              Attn: Danette Richardson
                              Vernon Hills, IL 600611826

                              Hartford Life Insurance Company              28.80    Record
                              200 Hopmeadow Street

                                                                          PERCENT
                                                                         OF TOTAL   NATURE OF
        NAME OF FUND               NAME AND ADDRESS OF SHAREHOLDER        SHARES    OWNERSHIP
        ------------          ----------------------------------------   --------   ---------
                              Simsbury, CT 06089

                              American Enterprise Life Insurance Co        13.93    Record
                              222 AXP Financial Center
                              Minneapolis, MN 554740014

Large Cap Value Equity Fund   Allstate Life and Annuity Company            56.28    Record
                              Financial Control Unit
                              544 Lakeview Pkwy
                              Attn: Danette Richardson
                              Vernon Hills, IL 600611826

                              Hartford Life Insurance Company              22.64    Record
                              200 Hopmeadow Street
                              Simsbury, CT 06089

                              Lincoln Benefit Life Co                      16.24    Record
                              Variable
                              Allstate Life Insurance Co
                              Attn: Accounting COE
                              544 Lakeview Pkwy
                              Vernon Hills, IL 60061

Mid-Cap Core Equity Fund      Allstate Life and Annuity Company            64.68    Record
                              Financial Control Unit
                              544 Lakeview Pkwy
                              Attn: Danette Richardson
                              Vernon Hills, IL 600611826

                              Hartford Life Insurance Company              28.43    Record
                              200 Hopmeadow Street
                              Simsbury, CT 06089

Small Cap Value Equity Fund   Allstate Life and Annuity Company            43.83    Record
                              Financial Control Unit
                              544 Lakeview Pkwy
                              Attn: Danette Richardson
                              Vernon Hills, IL 600611826

                              American Enterprise Life Insurance Co        27.45    Record
                              222 AXP Financial Center
                              Minneapolis, MN 554740014

                              Great West Life and Annuity Insurance Co     19.50    Record
                              Coli Vul-2 Series Account
                              8515 E Orchard Road
                              Englewood, CO 801115002

                              Transamerica Life Insurance Company           8.80    Record
                              4333 Edgewood Rd. NE
                              Cedar Rapids, IA 5249900001


FINANCIAL STATEMENTS

The financial statements for the Trust's fiscal year ended December 31, 2006, including notes thereto and the report of PricewaterhouseCoopers LLP thereon, are herein incorporated by reference.

                                   APPENDIX A

                                   APPENDIX A

                             DESCRIPTION OF RATINGS

The following descriptions are summaries of published ratings.

DESCRIPTION OF COMMERCIAL PAPER RATINGS

A-1 This is the highest category by Standard and Poor's (S&P) and indicates that the degree of safety regarding timely payment is strong. Those issues determined to possess extremely strong safety characteristics are denoted with a plus sign (+) designation.

A-2 Capacity for timely payment on issues with this designation is satisfactory and the obligation is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than obligations in higher rating categories.

PRIME-1 Issues rated Prime-1 (or supporting institutions) by Moody's have a superior ability for repayment of senior short-term debt obligations. Prime-1 repayment ability will often be evidenced by many of the following characteristics:

     -    Leading market positions in well-established industries.

     -    High rates of return on funds employed.

     - Conservative capitalization structure with moderate reliance on debt and ample asset protection.

     - Broad margins in earnings coverage of fixed financial charges and high internal cash generation.

     - Well-established access to a range of financial markets and assured sources of alternate liquidity.

The rating F1 (Highest Credit Quality) is the highest commercial rating assigned by Fitch, Inc. ("Fitch"). Paper rated F1 is regarded as having the strongest capacity for timely payment of financial commitments. The rating F2 (Good Credit Quality) is the second highest commercial paper rating assigned by Fitch which reflects a satisfactory capacity for timely payment of financial commitments, but the margin of safety is not as great as in the case of the higher ratings.

The rating TBW-1 by Thomson BankWatch ("Thomson") indicates a very high likelihood that principal and interest will be paid on a timely basis.

DESCRIPTION OF MUNICIPAL NOTE RATINGS

Moody's highest rating for state and municipal and other short-term notes is MIG-1 and VMIG-l. Short-term municipal securities rated MIG-1 or VMIG-1 are of the best quality. They have strong protection from established cash flows, superior liquidity support, or demonstrated broad-based access to the market for refinancing or both. Short-term municipal securities rated MIG-2 or VMIG-2 are of high quality. Margins of protection are ample although not so large as in the MIG-I/VMIG-2 group.

An S&P note rating reflects the liquidity concerns and market access risks unique to notes. Notes due in three years or less will likely receive a note rating. Notes maturing beyond three years will most likely receive a long-term debt rating. The following criteria will be used in making that assessment:

     - Amortization Schedule - the larger the final maturity relative to other maturities, the more likely it will be treated as a note, and

     - Source of Payment - the more dependent the issue is on the market for its refinancing, the more likely it will be treated as a note.

S&P note rating symbols are as follows:

SP-1 Strong capacity to pay principal and interest. Those issues determined to possess a very strong capacity to pay a debt service is given a plus (+) designation.

SP-2 Satisfactory capacity to pay principal and interest with some vulnerability to adverse financial and economic changes over the term of the votes.

DESCRIPTION OF CORPORATE BOND RATINGS

S&P

Bonds rated AAA have the highest rating S&P assigns to a debt obligation. Such a rating indicates an extremely strong capacity to pay principal and interest. Bonds rated AA also qualify as high-quality debt obligations. Capacity to pay principal and interest is very strong, and in the majority of instances they differ from AAA issues only in small degree. Debt rated A has a strong capacity to pay interest and repay principal although it is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debt in higher rated categories.

Debt rated BBB is regarded as having an adequate capacity to pay interest and repay principal. Whereas it normally exhibits adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for debt in this category than in higher rated categories. Debt rated BB and B is regarded as having predominantly speculative characteristics with respect to capacity to pay interest and repay principal. BB indicates the least degree of speculation and C the highest degree of speculation. While such debt will likely have some quality and protective characteristics, these are outweighed by large uncertainties or major risk exposures to adverse conditions. Debt rated BB has less near-term vulnerability to default than other speculative grade debt. However, it faces major ongoing uncertainties or exposure to adverse business, financial, or economic conditions that could lead to inadequate capacity to meet timely interest and principal payments. The BB rating category is also used for debt subordinated to senior debt that is assigned an actual or implied BBB- rating. Debt rate B has greater vulnerability to default but presently has the capacity to meet interest payments and principal repayments. Adverse business, financial, or economic conditions would likely impair capacity or willingness to pay interest and repay principal. The B rating category also is used for debt subordinated to senior debt that is assigned an actual or implied BB or BB-rating.

Moody's

Bonds which are rated Aaa by Moody's are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt edge." Interest payments are protected by a large, or an exceptionally stable, margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues. Bonds rated Aa by Moody's are judged by Moody's to be of high quality by all standards. Together with bonds rated Aaa, they comprise what are generally known as high-grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risks appear somewhat larger than the Aaa securities. Bonds which are rated A possess many favorable investment attributes and are to be considered as upper-medium grade obligations. Factors giving security to principal and interest are considered adequate, but elements may be present which suggest a susceptibility to impairment sometime in the future.

Bonds which are rated Baa are considered as medium-grade obligations (i.e., they are neither highly protected nor poorly secured). Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well. Bonds which are rated Ba are judged to have speculative elements; their future cannot be considered as well-assured. Often the protection of interest and principal payments may be very moderate and thereby not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class. Bonds which are rated B generally lack characteristics of the desirable investment. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.

Moody's bond ratings, where specified, are applied to financial contracts, senior bank obligations and insurance company senior policyholder and claims obligations with an original maturity in excess of one-year. Obligations relying upon support mechanisms such as letters-of-credit and bonds of indemnity are excluded unless explicitly rated.

Obligations of a branch of a bank are considered to be domiciled in the country in which the branch is located. Unless noted as an exception, Moody's rating on a bank's ability to repay senior obligations extends only to branches located in countries which carry a Moody's sovereign rating. Such branch obligations are rated at the lower of the bank's rating or Moody's sovereign rating for the bank deposits for the country in which the branch is located.


When the currency in which an obligation is denominated is not the same as the currency of the country in which the obligation is domiciled, Moody's ratings do not incorporate an opinion as to whether payment of the obligation will be affected by the actions of the government controlling the currency of denomination. In addition, risk associated with bilateral conflicts between an investor's home country and either the issuer's home country or the country where an issuer branch is located is not incorporated into Moody's ratings.


Moody's makes no representation that rated bank obligations or insurance company obligations are exempt from registration under the 1933 Act or issued in conformity with any other applicable law or regulation. Nor does Moody's represent that any specific bank or insurance company obligation is legally enforceable or is a valid senior obligation of a rated issuer.

Moody's ratings are opinions, not recommendations to buy or sell, and their accuracy is not guaranteed. A rating should be weighed solely as one factor in an investment decision and you should make your own study and evaluation of any issuer whose securities or debt obligations you consider buying or selling.

Fitch

Bonds rated AAA by Fitch are judged by Fitch to be strictly high grade, broadly marketable, suitable for investment by trustees and fiduciary institutions liable to but slight market fluctuation other than through changes in the money rate. The prime feature of an AAA bond is a showing of earnings several times or many times interest requirements, with such stability of applicable earnings that safety is beyond reasonable question whatever changes occur in conditions. Bonds rated AA by Fitch are judged by Fitch to be of safety virtually beyond question and are readily salable, whose merits are not unlike those of the AAA class, but whose margin of safety is less strikingly broad. The issue may be the obligation of a small company, strongly secured but influenced as to rating by the lesser financial power of the enterprise and more local type market.

Bonds rated A are considered to be investment grade and of high credit quality. The obligor's ability to pay interest and repay principal is considered to be strong, but may be more vulnerable to adverse changes in economic conditions and circumstances than bonds with higher ratings.

Bonds rated BBB are considered to be investment grade and of satisfactory credit quality. The obligor's ability to pay interest and repay principal is considered to be adequate. Adverse changes in economic conditions and circumstances, however, are more likely to have adverse impact on these bonds, and therefore impair timely payment. The likelihood that the ratings of these bonds will fall below investment grade is higher than for bonds with higher ratings. Bonds rated BB are considered speculative. The obligor's ability to pay interest and repay principal may be affected over time by adverse economic changes. However, business and financial alternatives can be identified which could assist the obligor in satisfying its debt service requirements. Bonds rated B are considered highly speculative. While bonds in this class are currently meeting debt service requirements, the probability of continued timely payment of principal and interest reflects the obligor's limited margin of safety and the need for reasonable business and economic activity throughout the life of the issue.

Thomson

Bonds rated AAA by Thomson BankWatch indicate that the ability to repay principal and interest on a timely basis is extremely high. Bonds rated AA indicate a very strong ability to repay principal and interest on a timely basis, with limited incremental risk compared to issues rated in the highest category. Bonds rated A indicate the ability to repay principal and interest is strong. Issues rated A could be more vulnerable to adverse developments (both internal and external) than obligations with higher ratings.

Bonds rated BBB (the lowest investment-grade category) indicate an acceptable capacity to repay principal and interest. Issues rated "BBB" are, however, more vulnerable to adverse developments (both internal and external) than obligations with higher ratings.

While not investment grade, the BB rating suggests that the likelihood of default is considerably less than for lower-rated issues. However, there are significant uncertainties that could affect the ability to adequately service debt obligations. Issues rated B show a higher degree of uncertainty and therefore greater likelihood of default than higher-rated issues. Adverse developments could negatively affect the payment of interest and principal on a timely basis.

                                   APPENDIX B

(TRUSCO CAPITAL MANAGEMENT LOGO)

TRUSCO CAPITAL MANAGEMENT PROXY DISCLOSURE TO THE STI CLASSIC FUNDS SHAREHOLDERS

Dear Shareholders:


Securities and Exchange Commission rules under the Investment Advisers Act of 1940 and the Investment Company Act of 1940 address an investment adviser's fiduciary obligation to its clients when the adviser has authority to vote their proxies. Under our current contractual agreement, Trusco Capital Management, Inc. ("Trusco") is authorized to vote proxies on behalf of the STI Classic Funds.


The rules require an investment company to adopt policies and procedures reasonably designed to ensure that the fund: 1) votes proxies in the best interests of clients; 2) discloses information about those policies and procedures and how to obtain copies; 3) discloses how clients may obtain information about proxy votes cast; and 4) maintains appropriate records relating to actual proxy voting.

The STI Classic Funds' board has delegated voting authority to Trusco and accordingly has adopted Trusco's proxy voting policies.

Trusco's existing Proxy Voting Committee ("Committee") is structured to seek to ensure compliance with all of the requirements. After an extensive review, the Committee determined that the use of a professional proxy voting agency would be the most efficient and effective course of action to accommodate certain portions of the regulations. The Committee conducted comprehensive due diligence of the most established proxy voting agencies in the industry and chose to hire Institutional Shareholder Services ("ISS") as Trusco's agent to assist us with meeting the administrative, clerical and recordkeeping aspects of our fiduciary obligations.

Several of the determining factors in choosing ISS as an agent to provide such services included its comprehensive research tools and advanced, state of the art technical and system support.

The Committee recognizes that each proxy vote must be evaluated on its own merits. Factors such as a company's organizational structure, executive and operational management, structure of the board of directors, corporate culture and governance process, and the impact of economic, environmental and social implications remain key elements in all voting decisions.

To address material conflicts of interest, as defined by SEC regulations, involving Trusco relationships, the Committee will engage the services of an independent fiduciary voting service to vote on any proxies for securities for which the Committee determines a material conflict of interest exists so as to provide shareholders with the most beneficial and objective proxy voting possible.

Material conflicts might occur, for example, (1) in the case of securities of a company where a director or officer may serve as an independent director on Trusco's, SunTrust Banks, Inc. ("SunTrust") or a related SunTrust affiliate's board of directors or (2) where an issuer has substantial banking or other financial relationships with Trusco and/or SunTrust, or a SunTrust affiliate.

If the Committee engages an independent fiduciary voting service to perform the voting analysis, ISS, as our agent for administrative, clerical and recordkeeping proxy services, will then vote the shares according to the directions of the independent fiduciary. Trusco will have no power to participate in, alter or change the decision or final vote for any proxy matters entrusted to the properly appointed independent fiduciary.

Please be assured that although Trusco has engaged ISS to assist with physical proxy voting matters, we retain the primary obligation of proxy voting and will review all issues and actively monitor all information prior to determining each vote placed on behalf of shareholders. Trusco will continue to utilize available resources in order to make well-informed, qualified proxy vote decisions.

Further information, such as copies of Trusco's Proxy Policies and Procedures and voting records of the STI Classic Funds, may be obtained without charge by contacting the STI Classic Funds by telephone at 1-888-STI-FUND (784-3863) or by visiting www.sticlassicfunds.com. The policies and procedures are also available in the STI Classic Funds' Statement of Additional Information. Actual voting records will also be filed and available on the SEC's website.

Again, please know that, as with all matters relating to the STI Classic Funds, we at Trusco take our fiduciary proxy voting obligations very seriously, and will continue to do our utmost to protect the interests of each and every shareholder.

Regards,

Trusco Capital Management, Inc.

                  TRUSCO CAPITAL MANAGEMENT, INC. PROXY POLICY



Trusco Capital Management, Inc. ("Trusco") has a Proxy Committee ("Committee") that is responsible for establishing policies and a procedure designed to ensure the firm ethically and effectively discharges its fiduciary obligation to vote all applicable proxies on behalf of all discretionary client accounts and funds. Annually (or more often as needed), the Committee will review, reaffirm and/or amend guidelines, strategies and proxy policies for all domestic and international client accounts, funds and product lines.


After an extensive review of established service providers including size, experience and technical capabilities, Trusco contracted with Institutional Shareholder Services ("ISS") as its agent to provide certain administrative, clerical, functional recordkeeping and support services related to the firm's proxy voting processes/procedures, which include, but are not limited to:

     1. The collection and coordination of proxy material from each custodian for each Trusco client's account, including Trusco's managed fund clients.

     2. The facilitation of the mechanical act of proxy voting, reconciliation, and disclosure for each Trusco client's accounts, including Trusco's fund clients, in accordance with Trusco's proxy policies and the Committee's direction.

     3. Required record keeping and voting record retention of all Trusco proxy voting on behalf Trusco's clients, including Trusco's fund clients.

As reflected in Trusco's proxy policies, the Committee will affirmatively vote proxies for proposals that it interprets are deemed to be in the best economic interest of its clients as shareholders and beneficiaries to those actions.

The Committee will retain the ability to consider client specific preferences and/or develop and apply criteria unique to its client base and product lines, where appropriate. As needed, this information will be communicated to ISS as Trusco's agent to ensure that the relative shares proxies will be voted accordingly. The Committee has reviewed ISS' capabilities as agent for the administerial services above and is confident in its abilities to effectively provide these services. The Committee will monitor such capability on an ongoing basis.

               AN INDEPENDENT, OBJECTIVE APPROACH TO PROXY ISSUES

In the absence of express contractual provisions to the contrary, the Committee will vote proxies for all Trusco discretionary investment management clients and Trusco managed funds, such as the STI Classic Funds.

As indicated above, the Committee utilizes the services of ISS, an independent third party agent, to assist with facilitating the administrative, clerical, functional and recordkeeping proxy duties and to assist in managing certain aspects of our proxy obligations. Accordingly, Trusco maintains its own proxy policies for U.S. domestic and global proxy voting issues, as well as guidelines applicable to "Taft Hartley" plans and relationships. ERISA accounts will be voted in accordance with the U.S. domestic proxy policy as ERISA specific guidelines and requirements are incorporated into this policy.

Trusco provides and maintains the following standard proxy voting policies:

     - Trusco U.S. Domestic Proxy Policy (applied to both ERISA and Non-ERISA related accounts)

     -    Trusco Taft Hartley Proxy Policy

     -    Trusco Global/International Proxy Policy

These policies are available as described below. Both brief and extended summaries are available for the Trusco Taft Hartley Proxy Policy and the Trusco Global/International Proxy Policy.

The Committee's process includes a review and evaluation of relevant, information related to the issuer's proxy, applying the firm's proxy voting policy in a prudent and appropriate manner ensuring votes are cast in the best interest of our clients.


Under the Trusco Global/International Proxy Policy the Committee generally votes in a manner similar to that recommended by ISS for an account's international holdings including, to the extent permitted by law, ERISA accounts international holdings. In this regard the Committee has reviewed and will monitor ISS' capabilities and conflict policies with respect to international securities proxy vote recommendations.


                              EXCEPTIONS TO POLICY

The Trusco Proxy Policies and guidelines as outlined herein generally will not be applied where Trusco has further delegated discretionary investment management and the authority to vote shares to a properly appointed subadvisor, such as may be the case in some managed separate accounts, wrap programs, and funds.

In those situations proxy votes cast by the subadvisor will be governed by the subadvisor's proxy voting policies and procedures.

                              CONFLICTS OF INTEREST

Due to its diversified client base, numerous product lines, independent board of directors, and affiliation with SunTrust Banks, Inc., and its subsidiaries, the Committee may determine a potential conflict exists in connection with a proxy vote based on the SEC guidelines. In such instances, the Committee will review the potential conflict to determine if it is material.

Examples of material conflicts of interest which may arise could include those where the shares to be voted involve:

     1. Common stock of SunTrust Banks, Inc., The Coca-Cola Company, Inc., and/or other public corporate issuers with which either Trusco or SunTrust Banks, Inc. or its affiliates, may have a similar on-going non-investment management associated relationship.

     2. An issuer with a director, officer or employee who presently serves as an independent director on the board of Trusco or SunTrust Banks, Inc. or any of its affiliates.

     3. An issuer having substantial and numerous banking, investment or other financial relationships with Trusco, SunTrust Banks, Inc. or its affiliates.

     4. A director or senior officer of Trusco or SunTrust Banks, Inc. serving on the board of a publicly held company.

     5. A direct common stock ownership position of five percent (5%) or greater held individually by Trusco or in conjunction with SunTrust Banks, Inc. and/or its affiliates

Although Trusco utilizes a pre-determined proxy voting policy, occasions may arise in which a conflict of interest could be deemed to be material. In this case, the Committee will determine the most fair and reasonable procedure to be followed in order to properly address all conflict concerns. The Committee may employ one or more of the options listed below:

     1.   Retain an independent fiduciary to vote the shares.

     2. Send the proxy material to the client (in the case of mutual funds, the funds' shareholders) so he or she may vote the proxies.

Although Trusco does its best to alleviate or diffuse known conflicts, there is no guarantee that all situations have been or will be mitigated through proxy policy incorporation.

                           SECURITIES LENDING PROGRAM

Trusco also manages assets for several clients (including mutual funds, such as the STI Classic Funds) who engage in "security lending" programs. A typical security lending program such as the "STI Classic Securities Lending Program" is where the clients or funds lend equities and/or fixed-income assets from their accounts or portfolio to various approved-broker-dealers against cash collateral (102% of loan value) and earn incremental income by: 1.) extracting intrinsic value from each loan; and, 2.) generating investment income through reinvestment activities involving cash collateral. Consistent with SEC guidelines, the Committee will generally refrain from voting securities loaned out under this type of lending arrangement when the costs and lost revenue to the client or fund combined with the administrative effects of recalling the securities outweigh the benefit of voting the proxy. In addition, the Committee must make a good-faith determination that the individual proxy ballot decisions would not materially impact the portfolio manager's desire to retain the position in the portfolio, and that the entire position of loaned shares' votes would not significantly affect the overall voting outcome. If any factor is determined to be material by the Committee, Trusco will initiate a total recall of the shares on loan to vote accordingly.

Under the current STI Classic Securities Lending Program, Trusco is required to notify the Custodian to recall securities on loan 10 business days prior to the record date if Trusco wishes to vote proxy on the securities so as to ensure that they are in Custodian's possession by the voting deadline.

                             ADDITIONAL INFORMATION

Trusco clients:

Extended summaries of Trusco Capital Management, Inc.'s U.S. Domestic Proxy Policy (includes ERISA related accounts,) Taft Hartley Proxy Policy, and Global/International Proxy Policy and voting records are available to clients upon request. (Complete copies are quite voluminous but are also available.) For this information, or to obtain information about specific voting issues, please contact Trusco Capital Management, Inc, Attn: Proxy Voting Committee Administrator, 50 Hurt Plaza, 14th Floor, Atlanta, Georgia, 30303, by telephone at 404.827.6177, or via e-mail at: PMP.operations@truscocapital.com.

STI Classic Funds and STI Classic Variable Trust shareholders:

Shareholders of the STI Classic Funds or the STI Classic Variable Trust may access this information by contacting the STI Classic Funds by telephone at 1-888-STI-FUND (784-3863) or by visiting www.sticlassicfunds.com.

                     PROXY VOTING POLICIES UPDATED 02/1/2007
                         TRUSCO CAPITAL MANAGEMENT, INC.



                                                            BALLOT ITEM / PROPOSAL
                                                [F=FOR, A=AGAINST, W=WITHHOLD, C=CASE BY CASE,
NUMBER       CHAPTER           SECTION                            ABS=ABSTAIN]                       VOTE
------   --------------   ----------------   -----------------------------------------------------   ----
1.0.       OPERATIONAL    ADJOURN MEETING    TO PROVIDE MANAGEMENT WITH THE AUTHORITY TO ADJOURN     F
              ITEMS                          AN ANNUAL OR SPECIAL MEETING.

1.1.       OPERATIONAL      AMEND QUORUM     TO REDUCE QUORUM REQUIREMENTS FOR SHAREHOLDER           A
              ITEMS         REQUIREMENTS     MEETINGS BELOW A MAJORITY OF THE SHARES OUTSTANDING

1.2.       OPERATIONAL      AMEND MINOR      TO MAKE HOUSEKEEPING CHANGES (UPDATES OR                F
              ITEMS            BYLAWS        CORRECTIONS) TO BYLAW OR CHARTER

1.3.       OPERATIONAL     CHANGE COMPANY    TO CHANGE THE CORPORATE NAME                            F
              ITEMS             NAME

1.4.       OPERATIONAL     DATE, TIME, OR    MANAGEMENT PROPOSALS TO CHANGE THE                      F
              ITEMS         LOCATION OF      DATE/TIME/LOCATION OF THE ANNUAL MEETING
                           ANNUAL MEETING

1.5.       OPERATIONAL     DATE, TIME, OR    SHAREHOLDER PROPOSALS TO CHANGE THE                     A
              ITEMS          LOCATION OF     DATE/TIME/LOCATION OF THE ANNUAL MEETING
                           ANNUAL MEETING

1.6.       OPERATIONAL        AUDITORS       TO RATIFY AUDITORS (EXCEPT AS DESCRIBED BELOW)          F
              ITEMS

1.6.A      OPERATIONAL        AUDITORS       TO RATIFY AUDITORS IF NON-AUDIT FEES (TAX AND OTHER)    A
              ITEMS                          EXCEED AUDIT AND AUDIT RELATED FEES COMBINED

1.7.       OPERATIONAL        AUDITORS       SHAREHOLDER PROPOSALS ASKING COMPANIES TO PROHIBIT      A
              ITEMS                          THEIR AUDITORS FROM ENGAGING IN NON-AUDIT SERVICES

1.8.       OPERATIONAL        AUDITORS       SHAREHOLDER PROPOSALS TO REQUIRE AUDIT FIRM ROTATION    A
              ITEMS

1.9.       OPERATIONAL    TRANSACT OTHER     TO APPROVE OTHER BUSINESS WHEN IT APPEARS AS VOTING     A
              ITEMS          BUSINESS        ITEM

2.0.        BOARD OF         VOTING ON       DIRECTOR NOMINEES WHO ARE NOT DESCRIBED BELOW           F
            DIRECTORS        DIRECTOR
                            NOMINEES IN
                            UNCONTESTED
                             ELECTIONS

2.1.        BOARD OF         VOTING ON       DIRECTOR NOMINEES WHO HAVE IMPLEMENTED OR RENEWED A     W
            DIRECTORS        DIRECTOR        DEAD-HAND OR MODIFIED DEAD-HAND POISON PILL UNLESS A
                            NOMINEES IN      SHAREHOLDER VOTE WILL OCCUR WITHIN TWELVE MONTHS OF
                            UNCONTESTED      ITS ADOPTION.
                             ELECTIONS

2.2.        BOARD OF         VOTING ON       DIRECTOR NOMINEES WHO HAVE IGNORED A SHAREHOLDER        W
            DIRECTORS        DIRECTOR        PROPOSAL THAT IS APPROVED BY A MAJORITY OF THE VOTES
                            NOMINEES IN      CAST FOR TWO CONSECUTIVE YEARS
                            UNCONTESTED
                             ELECTIONS

2.3.        BOARD OF         VOTING ON       DIRECTOR NOMINEES WHO HAVE FAILED TO ACT ON TAKEOVER    W
            DIRECTORS        DIRECTOR        OFFERS WHERE THE MAJORITY OF THE SHAREHOLDERS
                            NOMINEES IN      TENDERED THEIR SHARES
                            UNCONTESTED
                             ELECTIONS

2.4.        BOARD OF         VOTING ON       DIRECTOR NOMINEES WHO ENACTED EGREGIOUS CORPORATE       W
            DIRECTORS        DIRECTOR        GOVERNANCE POLICIES OR FAILED TO REPLACE MANAGEMENT
                            NOMINEES IN      AS APPROPRIATE
                            UNCONTESTED
                             ELECTIONS

2.5.        BOARD OF        AGE LIMITS       TO LIMIT THE TENURE OF OUTSIDE DIRECTORS EITHER         A
            DIRECTORS                        THROUGH TERM LIMITS OR MANDATORY RETIREMENT AGES.

2.6.        BOARD OF        BOARD SIZE       TO FIX THE BOARD SIZE OR DESIGNATE A RANGE FOR THE      F
            DIRECTORS                        BOARD SIZE

2.7.        BOARD OF        BOARD SIZE       TO GIVE MANAGEMENT THE ABILITY TO ALTER THE SIZE OF     A
            DIRECTORS                        THE BOARD OUTSIDE OF A SPECIFIED RANGE WITHOUT
                                             SHAREHOLDER APPROVAL

2.8.        BOARD OF      CLASSIFICATION/    MANAGEMENT AND SHAREHOLDER PROPOSALS TO CLASSIFY THE    C
            DIRECTORS     DECLASSIFICATION   BOARD
                           OF THE BOARD

2.9.        BOARD OF      CLASSIFICATION/    MANAGEMENT AND SHAREHOLDER PROPOSALS TO REPEAL          A
            DIRECTORS     DECLASSIFICATION   CLASSIFIED BOARDS AND TO ELECT ALL DIRECTORS ANNUALLY
                           OF THE BOARD

2.10.       BOARD OF        CUMULATIVE       TO ELIMINATE CUMULATIVE VOTING.                         F
            DIRECTORS         VOTING

2.11.       BOARD OF        CUMULATIVE       TO RESTORE OR PERMIT CUMULATIVE VOTING.                 A
            DIRECTORS         VOTING

2.12.       BOARD OF       DIRECTOR AND      PROPOSALS ON DIRECTOR AND OFFICER INDEMNIFICATION       C
            DIRECTORS         OFFICER        AND LIABILITY PROTECTION NOT PARTICULARLY DESCRIBED
                          INDEMNIFICATION    BELOW.
                           AND LIABILITY
                            PROTECTION

2.13.       BOARD OF       DIRECTOR AND      TO ELIMINATE ENTIRELY DIRECTORS' AND OFFICERS'          A
            DIRECTORS         OFFICER        LIABILITY FOR MONETARY DAMAGES FOR VIOLATING THE
                          INDEMNIFICATION    DUTY OF CARE.
                           AND LIABILITY
                            PROTECTION

2.14.       BOARD OF       DIRECTOR AND      TO EXPAND COVERAGE BEYOND JUST LEGAL EXPENSES TO        A
            DIRECTORS         OFFICER        ACTS, SUCH AS NEGLIGENCE, THAT ARE MORE SERIOUS
                          INDEMNIFICATION    VIOLATIONS OF FIDUCIARY OBLIGATION THAN MERE
                           AND LIABILITY     CARELESSNESS
                            PROTECTION

2.15.       BOARD OF       DIRECTOR AND      TO EXPAND COVERAGE IN CASES WHEN A DIRECTOR'S OR        F
            DIRECTORS         OFFICER        OFFICER'S LEGAL DEFENSE WAS UNSUCCESSFUL IF: (1) THE
                          INDEMNIFICATION    DIRECTOR WAS FOUND TO HAVE ACTED IN GOOD FAITH AND
                           AND LIABILITY     IN A MANNER THAT HE REASONABLY BELIEVED WAS IN THE
                            PROTECTION       BEST INTERESTS OF THE COMPANY, AND (2) ONLY IF THE
                                             DIRECTOR'S LEGAL EXPENSES WOULD BE COVERED.

2.16.       BOARD OF        ESTABLISH/       TO ESTABLISH OR AMEND DIRECTOR QUALIFICATIONS           A
            DIRECTORS      AMEND NOMINEE
                          QUALIFICATIONS

2.17.       BOARD OF        ESTABLISH/       SHAREHOLDER PROPOSALS REQUIRING TWO CANDIDATES PER      A
            DIRECTORS      AMEND NOMINEE     BOARD SEAT
                          QUALIFICATIONS

2.18.       BOARD OF          FILLING        TO PROVIDE THAT DIRECTORS MAY BE REMOVED ONLY FOR       A
            DIRECTORS       VACANCIES/       CAUSE.
                            REMOVAL OF
                             DIRECTORS

2.19.       BOARD OF          FILLING        TO RESTORE SHAREHOLDER ABILITY TO REMOVE DIRECTORS      F
            DIRECTORS       VACANCIES/       WITH OR WITHOUT CAUSE.
                            REMOVAL OF
                             DIRECTORS

2.20.       BOARD OF          FILLING        TO PROVIDE THAT ONLY CONTINUING DIRECTORS MAY ELECT     A
            DIRECTORS       VACANCIES/       REPLACEMENTS TO FILL BOARD VACANCIES.
                            REMOVAL OF
                             DIRECTORS

2.21.       BOARD OF          FILLING        TO PERMIT SHAREHOLDERS TO ELECT DIRECTORS TO FILL       F
            DIRECTORS       VACANCIES/       BOARD VACANCIES.
                            REMOVAL OF
                             DIRECTORS

2.22.       BOARD OF        INDEPENDENT      TO RECOMMEND THAT THE POSITIONS OF CHAIRMAN AND CEO     C
            DIRECTORS        CHAIRMAN        BE COMBINED.
                             (SEPARATE
                           CHAIRMAN/CEO)

2.23.       BOARD OF        INDEPENDENT      TO RECOMMEND THAT THE POSITIONS OF CHAIRMAN AND CEO     A
            DIRECTORS        CHAIRMAN        BE SEPARATE AND DISTINCT POSITIONS HELD BY 2
                             (SEPARATE       DIFFERENT INDIVIDUALS.
                           CHAIRMAN/CEO

2.24.       BOARD OF        MAJORITY OF      SHAREHOLDER PROPOSALS TO REQUIRE THAT A MAJORITY OR     F
            DIRECTORS       INDEPENDENT      MORE OF DIRECTORS BE INDEPENDENT
                            DIRECTORS/
                           ESTABLISHMENT
                           OF COMMITTEES

2.25.       BOARD OF        MAJORITY OF      SHAREHOLDER PROPOSALS ASKING THAT BOARD AUDIT,          F
            DIRECTORS       INDEPENDENT      COMPENSATION, AND/OR NOMINATING COMMITTEES BE
                            DIRECTORS/       COMPOSED EXCLUSIVELY OF INDEPENDENT DIRECTORS
                           ESTABLISHMENT
                           OF COMMITTEES

2.26.       BOARD OF        OPEN ACCESS      SHAREHOLDER PROPOSALS ASKING FOR OPEN ACCESS            A
            DIRECTORS

2.27.       BOARD OF           STOCK         SHAREHOLDER PROPOSALS THAT MANDATE A MINIMUM AMOUNT     A
            DIRECTORS        OWNERSHIP       OF STOCK THAT DIRECTORS MUST OWN IN ORDER TO QUALIFY
                           REQUIREMENTS      AS A DIRECTOR OR TO REMAIN ON THE BOARD

2.28.       BOARD OF           STOCK         SHAREHOLDER PROPOSALS ASKING THAT THE COMPANY ADOPT     A
            DIRECTORS        OWNERSHIP       A HOLDING OR RETENTION PERIOD FOR ITS EXECUTIVES
                           REQUIREMENTS      (FOR HOLDING STOCK AFTER THE VESTING OR EXERCISE OF
                                             EQUITY AWARDS)

2.29.       BOARD OF        TERM LIMITS      SHAREHOLDER OR MANAGEMENT PROPOSALS TO LIMIT THE        A
            DIRECTORS                        TENURE OF OUTSIDE DIRECTORS

2.30.       BOARD OF         MAJORITY        SHAREHOLDER PROPOSALS REQUESTING A MAJORITY VOTING      F
            DIRECTORS     VOTING STANDARD    STANDARD ON ELECTION OF DIRECTORS

3.0.          PROXY         VOTING FOR       VOTES IN A CONTESTED ELECTION OF DIRECTORS              C
            CONTESTS         DIRECTOR
                            NOMINEES IN
                             CONTESTED
                             ELECTIONS

3.1.A         PROXY         REIMBURSING      TO REIMBURSE PROXY SOLICITATION EXPENSES IF             F
            CONTESTS           PROXY         DISSIDENT WINS
                           SOLICITATION
                             EXPENSES

3.1.B         PROXY         REIMBURSING      TO REIMBURSE PROXY SOLICITATION EXPENSES (UNLESS        A
            CONTESTS           PROXY         DESCRIBED ABOVE)
                           SOLICITATION
                             EXPENSES

3.2.          PROXY        CONFIDENTIAL      SHAREHOLDER PROPOSALS REQUESTING THAT CORPORATIONS      A
            CONTESTS          VOTING         ADOPT CONFIDENTIAL VOTING, USE INDEPENDENT VOTE
                                             TABULATORS AND USE INDEPENDENT INSPECTORS OF ELECTION

3.3.          PROXY        CONFIDENTIAL      MANAGEMENT PROPOSALS TO ADOPT CONFIDENTIAL VOTING.      A
            CONTESTS          VOTING

4.0.      ANTITAKEOVER        ADVANCE       ADVANCE NOTICE PROPOSALS                                   F
          DEFENSES AND         NOTICE
         VOTING RELATED     REQUIREMENTS
             ISSUES             FOR
                            SHAREHOLDER
                             PROPOSALS/
                            NOMINATIONS

4.1.      ANTITAKEOVER      AMEND BYLAWS    PROPOSALS GIVING THE BOARD EXCLUSIVE AUTHORITY TO          F
          DEFENSES AND        WITHOUT       AMEND THE BYLAWS
         VOTING RELATED     SHAREHOLDER
             ISSUES           CONSENT

4.2.      ANTITAKEOVER      AMEND BYLAWS    PROPOSALS GIVING THE BOARD THE ABILITY TO AMEND THE        F
          DEFENSES AND        WITHOUT       BYLAWS IN ADDITION TO SHAREHOLDERS
         VOTING RELATED     SHAREHOLDER
             ISSUES           CONSENT

4.3.      ANTITAKEOVER      POISON PILLS    SHAREHOLDER PROPOSALS THAT ASK A COMPANY TO SUBMIT ITS     F
          DEFENSES AND                      POISON PILL FOR SHAREHOLDER RATIFICATION
         VOTING RELATED
             ISSUES

4.4.      ANTITAKEOVER      POISON PILLS    SHAREHOLDER PROPOSALS ASKING THAT ANY FUTURE PILL BE       F
          DEFENSES AND                      PUT TO A SHAREHOLDER VOTE
         VOTING RELATED
             ISSUES

4.5.A     ANTITAKEOVER      POISON PILLS    MANAGEMENT PROPOSALS TO RATIFY A POISON PILL IF A          F
          DEFENSES AND                      COMPANY IS TRADING BELOW BOOK VALUE AND PLAN CONTAINS
         VOTING RELATED                     A REASONABLE "QUALIFYING OFF" CLAUSE (I.E. IS
             ISSUES                         CHEWABLE)

4.5.B     ANTITAKEOVER      POISON PILLS    MANAGEMENT PROPOSALS TO RATIFY A POISON PILL (EXCEPT       A
          DEFENSES AND                      AS DESCRIBED ABOVE)
         VOTING RELATED
             ISSUES

4.6.      ANTITAKEOVER      SHAREHOLDER     TO RESTRICT OR PROHIBIT SHAREHOLDER ABILITY TO TAKE        A
          DEFENSES AND       ABILITY TO     ACTION BY WRITTEN CONSENT
         VOTING RELATED        ACT BY
             ISSUES           WRITTEN
                              CONSENT

4.7.      ANTITAKEOVER      SHAREHOLDER     TO ALLOW OR MAKE EASIER SHAREHOLDER ACTION BY WRITTEN      F
          DEFENSES AND       ABILITY TO     CONSENT
         VOTING RELATED        ACT BY
             ISSUES           WRITTEN
                              CONSENT

4.8.      ANTITAKEOVER      SHAREHOLDER     TO RESTRICT OR PROHIBIT SHAREHOLDER ABILITY TO CALL        A
          DEFENSES AND       ABILITY TO     SPECIAL MEETINGS.
         VOTING RELATED     CALL SPECIAL
             ISSUES           MEETINGS

4.9.      ANTITAKEOVER      SHAREHOLDER     TO REMOVE RESTRICTIONS ON THE RIGHT OF SHAREHOLDERS TO     F
          DEFENSES AND      ABILITY TO      ACT INDEPENDENTLY OF MANAGEMENT.
         VOTING RELATED    CALL SPECIAL
             ISSUES          MEETINGS

4.10.     ANTITAKEOVER     SUPERMAJORITY    TO REQUIRE A SUPERMAJORITY SHAREHOLDER VOTE PERTAINING     A
          DEFENSES AND         VOTE         TO ISSUES OTHER THAN ELECTION OF DIRECTORS.
         VOTING RELATED    REQUIREMENTS
             ISSUES

4.11.     ANTITAKEOVER     SUPERMAJORITY    TO LOWER SUPERMAJORITY VOTE REQUIREMENTS PERTAINING TO     F
          DEFENSES AND          VOTE        ISSUES OTHER THAN ELECTION OF DIRECTORS.
         VOTING RELATED     REQUIREMENTS
             ISSUES

5.0.       MERGERS AND       APPRAISAL      TO RESTORE, OR PROVIDE SHAREHOLDERS WITH, RIGHTS OF        A
            CORPORATE          RIGHTS       APPRAISAL.
         RESTRUCTURINGS

5.1.       MERGERS AND         ASSET        ON ASSET PURCHASE PROPOSALS                                C
            CORPORATE        PURCHASES
         RESTRUCTURINGS

5.2.       MERGERS AND      ASSET SALES     ASSET SALES                                                C
            CORPORATE
         RESTRUCTURINGS

5.3.       MERGERS AND        BUNDLED       BUNDLED OR "CONDITIONED" PROXY PROPOSALS                   C
            CORPORATE        PROPOSALS
         RESTRUCTURINGS

5.4.       MERGERS AND       CONVERSION     PROPOSALS REGARDING CONVERSION OF SECURITIES, ABSENT       C
            CORPORATE      OF SECURITIES    PENALTIES OR LIKELY BANKRUPTCY.
         RESTRUCTURINGS

5.5.       MERGERS AND       CONVERSION     PROPOSALS REGARDING CONVERSION OF SECURITIES, IF IT IS     F
            CORPORATE      OF SECURITIES    EXPECTED THAT THE COMPANY WILL BE SUBJECT TO ONEROUS
         RESTRUCTURINGS                     PENALTIES OR WILL BE FORCED TO FILE FOR BANKRUPTCY IF
                                            THE TRANSACTION IS NOT APPROVED.

5.6.       MERGERS AND       CORPORATE      PROPOSALS TO INCREASE COMMON AND/OR PREFERRED SHARES       C
            CORPORATE      REORGANIZATION   AND TO ISSUE SHARES AS PART OF A DEBT RESTRUCTURING
         RESTRUCTURINGS                     PLAN, ABSENT LIKELY BANKRUPTCY.

5.7.       MERGERS AND       CORPORATE      PROPOSALS TO INCREASE COMMON AND/OR PREFERRED SHARES       F
            CORPORATE      REORGANIZATION   AND TO ISSUE SHARES AS PART OF A DEBT RESTRUCTURING
         RESTRUCTURINGS                     PLAN WHERE BANKRUPTCY IS LIKELY IF THE TRANSACTION IS
                                            NOT APPROVED

5.8.       MERGERS AND      FORMATION OF    TO FORM A HOLDING COMPANY                                  C
            CORPORATE         HOLDING
         RESTRUCTURINGS       COMPANY

5.9.       MERGERS AND         GOING        TO MAKE THE COMPANY PRIVATE RATHER THAN PUBLIC             C
            CORPORATE         PRIVATE
         RESTRUCTURINGS    TRANSACTIONS
                             (LBOS AND
                             MINORITY
                           SQUEEZE OUTS)

5.10.      MERGERS AND         JOINT        TO FORM JOINT VENTURES                                     C
            CORPORATE        VENTURES
         RESTRUCTURINGS

5.11.      MERGERS AND     LIQUIDATIONS     TO LIQUIDATE WHEN BANKRUPTCY IS NOT LIKELY                 C
            CORPORATE
         RESTRUCTURINGS

5.12.      MERGERS AND     LIQUIDATIONS     TO LIQUIDATE WHEN BANKRUPTCY IS LIKELY                     F
            CORPORATE
         RESTRUCTURINGS

5.13.      MERGERS AND      MERGERS AND     TO MERGE WITH OR ACQUIRE ANOTHER COMPANY                   C
            CORPORATE      ACQUISITIONS/
         RESTRUCTURINGS     ISSUANCE OF
                             SHARES TO
                            FACILITATE
                             MERGER OR
                            ACQUISITION

5.14.      MERGERS AND        PRIVATE       TO ISSUE A PRIVATE PLACEMENT SECURITY WHEN BANKRUPTCY      C
            CORPORATE       PLACEMENTS/     IS NOT LIKELY
         RESTRUCTURINGS      WARRANTS/
                            CONVERTIBLE
                            DEBENTURES

5.15.      MERGERS AND        PRIVATE       TO ISSUE A PRIVATE PLACEMENT SECURITY WHEN BANKRUPTCY      F
            CORPORATE       PLACEMENTS/     IS LIKELY
         RESTRUCTURINGS      WARRANTS/
                            CONVERTIBLE
                            DEBENTURES

5.16.      MERGERS AND       SPIN-OFFS      TO SPIN OFF A UNIT OR LINE OF BUSINESS                     C
            CORPORATE
         RESTRUCTURINGS

5.17.      MERGERS AND         VALUE        TO MAXIMIZE SHAREHOLDER VALUE BY HIRING A FINANCIAL        C
            CORPORATE       MAXIMIZATION    ADVISOR TO EXPLORE STRATEGIC ALTERNATIVES, SELLING THE
         RESTRUCTURINGS      PROPOSALS      COMPANY OR LIQUIDATING THE COMPANY AND DISTRIBUTING
                                            THE PROCEEDS TO SHAREHOLDERS.

6.0.        STATE OF          CONTROL       TO OPT OUT OF CONTROL SHARE ACQUISITION STATUTES           F
          INCORPORATION        SHARE
                            ACQUISITION
                             PROVISIONS

6.1.        STATE OF          CONTROL       TO AMEND THE CHARTER TO INCLUDE CONTROL SHARE              A
          INCORPORATION        SHARE        ACQUISITION PROVISIONS.
                            ACQUISITION
                             PROVISIONS

6.2.        STATE OF          CONTROL       TO RESTORE VOTING RIGHTS TO THE CONTROL SHARES.            F
          INCORPORATION        SHARE
                            ACQUISITION
                             PROVISIONS

6.3.        STATE OF          CONTROL       TO OPT OUT OF CONTROL SHARE CASH OUT STATUTES.             F
          INCORPORATION     SHARE CASH
                                OUT
                            PROVISIONS

6.4.        STATE OF       DISGORGEMENT     TO OPT OUT OF STATE DISGORGEMENT PROVISIONS.               F
          INCORPORATION     PROVISIONS

6.5.        STATE OF         FAIR PRICE     TO ADOPT FAIR PRICE PROVISIONS                             C
          INCORPORATION      PROVISIONS

6.6.        STATE OF         FAIR PRICE     TO ADOPT FAIR PRICE PROVISIONS WITH SHAREHOLDER VOTE       A
          INCORPORATION      PROVISIONS     REQUIREMENTS GREATER THAN A MAJORITY OF DISINTERESTED
                                            SHARES.

6.7.        STATE OF         FREEZE OUT     PROPOSALS TO OPT OUT OF STATE FREEZE OUT PROVISIONS        F
          INCORPORATION

6.8.        STATE OF         GREENMAIL      TO ADOPT ANTI GREENMAIL CHARTER OF BYLAW AMENDMENTS OR     F
          INCORPORATION                     OTHERWISE RESTRICT A COMPANY'S ABILITY TO MAKE
                                            GREENMAIL PAYMENTS.

6.9.        STATE OF         GREENMAIL      TO ADOPT ANTI GREENMAIL PROPOSALS WHEN THEY ARE            F
          INCORPORATION                     BUNDLED WITH OTHER CHARTER OR BYLAW AMENDMENTS.

6.10.       STATE OF      REINCORPORATION   TO CHANGE A COMPANY'S STATE OF INCORPORATION               C
          INCORPORATION      PROPOSALS

6.11.       STATE OF        STAKEHOLDER     TO CONSIDER NON-SHAREHOLDER CONSTITUENCIES OR OTHER        A
          INCORPORATION      PROVISIONS     NON-FINANCIAL EFFECTS WHEN EVALUATING A MERGER OR
                                            BUSINESS COMBINATION.

6.12.       STATE OF         STATE ANTI     TO OPT IN OR OUT OF STATE TAKEOVER STATUTES (INCLUDING     C
          INCORPORATION       TAKEOVER      CONTROL SHARE ACQUISITION STATUTES, CONTROL SHARE
                              STATUTES      CASH-OUT STATUTES, FREEZE OUT PROVISIONS, FAIR PRICE
                                            PROVISIONS, STAKEHOLDER LAWS, POISON PILL
                                            ENDORSEMENTS, SEVERANCE PAY AND LABOR CONTRACT
                                            PROVISIONS, ANTI GREENMAIL PROVISIONS, AND
                                            DISGORGEMENT PROVISIONS).

7.0.         CAPITAL        ADJUSTMENTS     MANAGEMENT PROPOSALS TO REDUCE OR ELIMINATE THE PAR        F
            STRUCTURE      TO PAR VALUE     VALUE OF COMMON STOCK.
                             OF COMMON
                               STOCK

7.1.         CAPITAL       COMMON STOCK     TO INCREASE THE NUMBER OF SHARES OF COMMON STOCK           C
            STRUCTURE      AUTHORIZATION    AUTHORIZED FOR ISSUANCE

7.2.         CAPITAL       COMMON STOCK     TO INCREASE THE NUMBER OF AUTHORIZED SHARES OF THE         C
            STRUCTURE      AUTHORIZATION    CLASS OF STOCK THAT HAS SUPERIOR VOTING RIGHTS.

7.3.         CAPITAL       COMMON STOCK     TO APPROVE INCREASES BEYOND THE ALLOWABLE INCREASE         F
            STRUCTURE      AUTHORIZATION    WHEN A COMPANY'S SHARES ARE IN DANGER OF BEING
                                            DE-LISTED OR IF A COMPANY'S ABILITY TO CONTINUE TO
                                            OPERATE AS A GOING CONCERN IS UNCERTAIN

7.4.         CAPITAL         DUAL-CLASS     PROPOSALS TO CREATE A NEW CLASS OF COMMON STOCK WITH       A
            STRUCTURE          STOCK        SUPERIOR VOTING RIGHTS

7.5.         CAPITAL        DUAL-CLASS      TO CREATE A NEW CLASS OF NONVOTING OR SUB-VOTING           F
            STRUCTURE          STOCK        COMMON STOCK IF:

                                            -    IT IS INTENDED FOR FINANCING PURPOSES WITH
                                                 MINIMAL OR NO DILUTION TO CURRENT SHAREHOLDERS

                                            -    It is not designed to preserve the voting power
                                                 of an insider or significant shareholder

7.6.         CAPITAL        ISSUE STOCK     TO INCREASE AUTHORIZED COMMON STOCK FOR THE EXPLICIT       A
            STRUCTURE      FOR USE WITH     PURPOSE OF IMPLEMENTING A SHAREHOLDER RIGHTS PLAN
                            RIGHTS PLAN     (POISON PILL).

7.7.         CAPITAL         PREEMPTIVE     SHAREHOLDER PROPOSALS THAT SEEK PREEMPTIVE RIGHTS          C
            STRUCTURE         RIGHTS

7.8.         CAPITAL         PREFERRED      TO AUTHORIZING THE CREATION OF NEW CLASSES OF              A
            STRUCTURE          STOCK        PREFERRED STOCK WITH UNSPECIFIED VOTING, CONVERSION,
                                            DIVIDEND DISTRIBUTION, AND OTHER RIGHTS ("BLANK CHECK"
                                            PREFERRED STOCK).

7.9.         CAPITAL         PREFERRED      TO CREATE "DECLAWED" BLANK CHECK PREFERRED STOCK           F
            STRUCTURE          STOCK        (STOCK THAT CANNOT BE USED AS A TAKEOVER DEFENSE).

7.10.        CAPITAL         PREFERRED      TO AUTHORIZE PREFERRED STOCK IN CASES WHERE THE            F
            STRUCTURE          STOCK        COMPANY SPECIFIES THE VOTING, DIVIDEND, CONVERSION,
                                            AND OTHER RIGHTS OF SUCH STOCK AND THE TERMS OF THE
                                            PREFERRED STOCK APPEAR REASONABLE

7.11.        CAPITAL       PREFERRED STOCK   TO INCREASE THE NUMBER OF BLANK CHECK PREFERRED         A
            STRUCTURE                        STOCK AUTHORIZED FOR ISSUANCE WHEN NO SHARES HAVE
                                             BEEN ISSUED OR RESERVED FOR A SPECIFIC PURPOSE.

7.12.        CAPITAL       PREFERRED STOCK   TO INCREASE THE NUMBER OF BLANK CHECK PREFERRED         A
            STRUCTURE                        SHARES

7.13.        CAPITAL      RECAPITALIZATION   RECAPITALIZATIONS (RECLASSIFICATIONS OF SECURITIES)     C
            STRUCTURE

7.14.        CAPITAL        REVERSE STOCK    MANAGEMENT PROPOSALS TO IMPLEMENT A REVERSE STOCK       F
            STRUCTURE          SPLITS        SPLIT WHEN THE NUMBER OF AUTHORIZED SHARES WILL BE
                                             PROPORTIONATELY REDUCED

7.15.        CAPITAL        REVERSE STOCK    MANAGEMENT PROPOSALS TO IMPLEMENT A REVERSE STOCK       F
            STRUCTURE          SPLITS        SPLIT TO AVOID DELISTING.

7.16.        CAPITAL        REVERSE STOCK    TO IMPLEMENT A REVERSE STOCK SPLITS THAT DO NOT         C
            STRUCTURE          SPLITS        PROPORTIONATELY REDUCE THE NUMBER OF SHARES
                                             AUTHORIZED OR CONSIDERED "GOING DARK" TRANSACTIONS.

7.17.        CAPITAL            SHARE        MANAGEMENT PROPOSALS TO INSTITUTE OPEN-MARKET SHARE     F
            STRUCTURE        REPURCHASE      REPURCHASE PLANS IN WHICH ALL SHAREHOLDERS MAY
                              PROGRAMS       PARTICIPATE ON EQUAL TERMS

7.17.a       CAPITAL            SHARE        MANAGEMENT PROPOSALS TO INSTITUTE OPEN-MARKET SHARE     C
            STRUCTURE        REPURCHASE      REPURCHASE PLANS IN WHICH DERIVATIVES MAY BE UTILIZED
                              PROGRAMS

7.18.        CAPITAL            STOCK        MANAGEMENT PROPOSALS TO INCREASE THE COMMON SHARE       F
            STRUCTURE      DISTRIBUTIONS:    AUTHORIZATION FOR A STOCK SPLIT OR SHARE DIVIDEND,
                             SPLITS AND      PROVIDED THAT THE INCREASE IN AUTHORIZED SHARES
                              DIVIDENDS      WOULD NOT RESULT IN AN EXCESSIVE NUMBER OF SHARES
                                             AVAILABLE FOR ISSUANCE

7.19.        CAPITAL       TRACKING STOCK    TO AUTHORIZE THE CREATION OF TRACKING STOCK             C
           STRUCTURE

8.0.        EXECUTIVE         EXECUTIVE      TO APPROVE EXECUTIVE COMPENSATION PLANS OR PLAN         C
               AND          COMPENSATION     AMENDMENTS.
            DIRECTOR
          COMPENSATION

8.1.        EXECUTIVE         EXECUTIVE      TO APPROVE COMPENSATION PLANS THAT EXPRESSLY PERMIT     A
               AND          COMPENSATION     THE RE-PRICING OF UNDERWATER STOCK OPTIONS WITHOUT
            DIRECTOR                         SHAREHOLDER APPROVAL.
          COMPENSATION

8.2.        EXECUTIVE         EXECUTIVE      PLANS IN WHICH THE CEO PARTICIPATES IF THERE IS A       A
               AND          COMPENSATION     DISCONNECT BETWEEN THE CEO'S PAY AND COMPANY
            DIRECTOR                         PERFORMANCE
          COMPENSATION

8.3.        EXECUTIVE         DIRECTOR       PLANS FOR DIRECTORS                                     C
               AND          COMPENSATION
            DIRECTOR
          COMPENSATION

8.4.a       EXECUTIVE      STOCK PLANS IN    PLANS WHICH PROVIDE PARTICIPANTS WITH THE OPTION OF     F
               AND          LIEU OF CASH     TAKING ALL OR A PORTION OF THEIR CASH COMPENSATION
            DIRECTOR                         IN THE FORM OF STOCK IF CONVERSION PRICE IS GREATER
          COMPENSATION                       THAN 90% OF FAIR MARKET VALUE.

8.4.b       EXECUTIVE      STOCK PLANS IN    PLANS WHICH PROVIDE PARTICIPANTS WITH THE OPTION OF     A
               AND          LIEU OF CASH     TAKING ALL OR A PORTION OF THEIR CASH COMPENSATION
            DIRECTOR                         IN THE FORM OF STOCK (UNLESS AS DESCRIBED ABOVE)
          COMPENSATION

8.5.        EXECUTIVE      STOCK PLANS IN    PLANS WHICH PROVIDE A DOLLAR-FOR-DOLLAR CASH FOR        F
               AND          LIEU OF CASH     STOCK EXCHANGE
            DIRECTOR
          COMPENSATION

8.6.        EXECUTIVE      STOCK PLANS IN    PLANS WHICH DO NOT PROVIDE A DOLLAR-FOR-DOLLAR CASH     A
               AND          LIEU OF CASH     FOR STOCK EXCHANGE
            DIRECTOR
          COMPENSATION

8.7.        EXECUTIVE         DIRECTOR       RETIREMENT PLANS FOR NON-EMPLOYEE DIRECTORS.            A
               AND           RETIREMENT
            DIRECTOR           PLANS
          COMPENSATION

8.8.        EXECUTIVE         DIRECTOR       SHAREHOLDER PROPOSALS TO ELIMINATE RETIREMENT PLANS     F
              AND            RETIREMENT      FOR NON-EMPLOYEE DIRECTORS
            DIRECTOR           PLANS
          COMPENSATION

8.9.        EXECUTIVE        MANAGEMENT      ON MANAGEMENT PROPOSALS SEEKING APPROVAL TO RE-PRICE    A
              AND             PROPOSALS      OPTIONS
            DIRECTOR          SEEKING
          COMPENSATION      APPROVAL TO
                             RE-PRICE
                              OPTIONS

8.10.       EXECUTIVE         VOTING ON      SHAREHOLDER PROPOSALS TO SUBMIT EXECUTIVE               A
               AND          COMPENSATION     COMPENSATION TO A VOTE.
            DIRECTOR
          COMPENSATION

8.11.       EXECUTIVE      EMPLOYEE STOCK    EMPLOYEE STOCK PURCHASE PLANS NOT DESCRIBED BELOW       C
              AND          PURCHASE PLANS
            DIRECTOR
          COMPENSATION

8.12.       EXECUTIVE      EMPLOYEE STOCK    EMPLOYEE STOCK PURCHASE PLANS WHERE ALL OF THE          F
               AND         PURCHASE PLANS    FOLLOWING APPLY
            DIRECTOR
          COMPENSATION                       -    PURCHASE PRICE IS AT LEAST 85 PERCENT OF
                                                  FAIR MARKET VALUE

                                             -    OFFERING PERIOD IS 27 MONTHS OR LESS

8.13.       EXECUTIVE      EMPLOYEE STOCK    EMPLOYEE STOCK PURCHASE PLANS WHERE ANY OF THE          A
               AND         PURCHASE PLANS    FOLLOWING APPLY
            DIRECTOR
          COMPENSATION                       -    PURCHASE PRICE IS LESS THAN 85 PERCENT OF
                                                  FAIR MARKET VALUE, OR

                                             -    OFFERING PERIOD IS GREATER THAN 27 MONTHS

8.14.       EXECUTIVE         INCENTIVE      SIMPLY AMEND SHAREHOLDER-APPROVED COMPENSATION PLANS    F
               AND           BONUS PLANS     TO INCLUDE ADMINISTRATIVE FEATURES OR PLACE A CAP ON
            DIRECTOR           AND TAX       THE ANNUAL GRANTS ANY ONE PARTICIPANT MAY RECEIVE TO
          COMPENSATION      DEDUCTIBILITY    COMPLY WITH THE PROVISIONS OF SECTION 162(M).
                              PROPOSALS

8.15.       EXECUTIVE         INCENTIVE      TO ADD PERFORMANCE GOALS TO EXISTING COMPENSATION       F
               AND           BONUS PLANS     PLANS TO COMPLY WITH THE PROVISIONS OF SECTION 162(M)
            DIRECTOR           AND TAX
          COMPENSATION      DEDUCTIBILITY
                             PROPOSALS

8.16.       EXECUTIVE         INCENTIVE      PLANS TO INCREASE SHARES RESERVED AND TO QUALIFY FOR    F
               AND           BONUS PLANS     FAVORABLE TAX TREATMENT UNDER THE PROVISIONS OF
            DIRECTOR           AND TAX       SECTION 162(M)
          COMPENSATION      DEDUCTIBILITY
                              PROPOSALS

8.17.       EXECUTIVE         INCENTIVE      CASH OR CASH AND STOCK BONUS PLANS THAT ARE             F
               AND           BONUS PLANS     SUBMITTED TO SHAREHOLDERS FOR THE PURPOSE OF
            DIRECTOR           AND TAX       EXEMPTING COMPENSATION FROM TAXES UNDER THE
          COMPENSATION      DEDUCTIBILITY    PROVISIONS OF SECTION 162(M) IF NO INCREASE IN
                              PROPOSALS      SHARES IS REQUESTED.

8.18.       EXECUTIVE      EMPLOYEE STOCK    TO IMPLEMENT AN ESOP OR INCREASE AUTHORIZED SHARES      F
               AND           OWNERSHIP       FOR EXISTING ESOPS, UNLESS THE NUMBER OF SHARES
            DIRECTOR        PLANS (ESOPS)    ALLOCATED TO THE ESOP IS EXCESSIVE (MORE THAN FIVE
          COMPENSATION                       PERCENT OF OUTSTANDING SHARES.)

8.19.       EXECUTIVE          401(K)        TO IMPLEMENT A 401(K) SAVINGS PLAN FOR EMPLOYEES.       F
               AND            EMPLOYEE
            DIRECTOR        BENEFIT PLANS
          COMPENSATION

8.20.       EXECUTIVE        SHAREHOLDER     SHAREHOLDER PROPOSALS SEEKING ADDITIONAL DISCLOSURE     A
               AND            PROPOSALS      OF EXECUTIVE AND DIRECTOR PAY INFORMATION,
            DIRECTOR          REGARDING
          COMPENSATION      EXECUTIVE AND
                            DIRECTOR PAY

8.21.       EXECUTIVE        SHAREHOLDER     SHAREHOLDER PROPOSALS SEEKING TO SET ABSOLUTE LEVELS    A
               AND            PROPOSALS      ON COMPENSATION OR OTHERWISE DICTATE THE AMOUNT OR
            DIRECTOR          REGARDING      FORM OF COMPENSATION.
          COMPENSATION      EXECUTIVE AND
                            DIRECTOR PAY

8.22.       EXECUTIVE        SHAREHOLDER     SHAREHOLDER PROPOSALS REQUIRING DIRECTOR FEES BE        A
               AND            PROPOSALS      PAID IN STOCK ONLY
            DIRECTOR          REGARDING
          COMPENSATION      EXECUTIVE AND
                            DIRECTOR PAY

8.23.       EXECUTIVE        SHAREHOLDER     SHAREHOLDER PROPOSALS TO PUT OPTION RE-PRICINGS TO A    F
               AND            PROPOSALS      SHAREHOLDER VOTE
            DIRECTOR          REGARDING
          COMPENSATION      EXECUTIVE AND
                            DIRECTOR PAY

8.24.       EXECUTIVE        SHAREHOLDER     FOR ALL OTHER SHAREHOLDER PROPOSALS REGARDING           C
               AND            PROPOSALS      EXECUTIVE AND DIRECTOR PAY
            DIRECTOR          REGARDING
          COMPENSATION      EXECUTIVE AND
                            DIRECTOR PAY

8.25        EXECUTIVE       PERFORMANCE-     SHAREHOLDER PROPOSALS ADVOCATING THE USE OF             C
               AND              BASED        PERFORMANCE-BASED STOCK OPTIONS (INDEXED,
            DIRECTOR        STOCK OPTIONS    PREMIUM-PRICED, AND PERFORMANCE-VESTED OPTIONS).
          COMPENSATION

8.26.      EXECUTIVE           GOLDEN        SHAREHOLDER PROPOSALS TO REQUIRE GOLDEN PARACHUTES      A
              AND          PARACHUTES AND    OR EXECUTIVE SEVERANCE AGREEMENTS TO BE SUBMITTED
           DIRECTOR           EXECUTIVE      FOR SHAREHOLDER RATIFICATION
          COMPENSATION        SEVERANCE
                             AGREEMENTS

8.27.       EXECUTIVE          GOLDEN        PROPOSALS TO RATIFY OR CANCEL GOLDEN PARACHUTES.        C
               AND         PARACHUTES AND
            DIRECTOR         EXECUTIVE
          COMPENSATION       SEVERANCE
                             AGREEMENTS

8.28.       EXECUTIVE       PENSION PLAN     SHAREHOLDER PROPOSALS TO EXCLUDE PENSION PLAN INCOME     F
               AND             INCOME        IN THE CALCULATION OF EARNINGS USED IN DETERMINING
            DIRECTOR         ACCOUNTING      EXECUTIVE BONUSES/COMPENSATION
          COMPENSATION

8.29.       EXECUTIVE       SUPPLEMENTAL     SHAREHOLDER PROPOSALS REQUESTING TO PUT                  A
               AND            EXECUTIVE      EXTRAORDINARY BENEFITS CONTAINED IN SERP AGREEMENTS
            DIRECTOR         RETIREMENT      TO A SHAREHOLDER VOTE
          COMPENSATION      PLANS (SERPS)

8.31.       EXECUTIVE       EQUITY BASED     MANAGEMENT PROPOSALS FOR EQUITY PLANS                   C
               AND          COMPENSATION
            DIRECTOR            PLANS
          COMPENSATION

8.32        EXECUTIVE       TRANSFERABLE     MANAGEMENT AND SHAREHOLDER PROPOSALS FOR NEW            F
               AND          STOCK OPTIONS    ON-GOING TRANSFERABLE STOCK OPTION PLANS IF THE
            DIRECTOR                         TOTAL COST OF THE COMPANY'S EQUITY PLANS IS LESS
          COMPENSATION                       THAN THE COMPANY'S ALLOWABLE CAP.

9.0.       SOCIAL AND         CONSUMER       TO PHASE OUT THE USE OF ANIMALS IN PRODUCT TESTING      A
          ENVIRONMENTAL      ISSUES AND
             ISSUES        PUBLIC SAFETY:
                            ANIMAL RIGHTS

9.1.       SOCIAL AND         CONSUMER       REPORT ON ANIMAL WELFARE                                A
          ENVIRONMENTAL      ISSUES AND
             ISSUES        PUBLIC SAFETY:
                            ANIMAL RIGHTS

9.2.       SOCIAL AND         CONSUMER       ADOPT ANIMAL WELFARE POLICY                             A
          ENVIRONMENTAL      ISSUES AND
             ISSUES        PUBLIC SAFETY:
                            ANIMAL RIGHTS

9.3.      SOCIAL AND          CONSUMER       TO IMPLEMENT PRICE RESTRAINTS ON PHARMACEUTICAL         A
          ENVIRONMENTAL      ISSUES AND      PRODUCTS
             ISSUES        PUBLIC SAFETY:
                            DRUG PRICING

9.4.       SOCIAL AND         CONSUMER       PROPOSALS REQUESTING THAT COMPANIES REPORT ON THE       A
          ENVIRONMENTAL      ISSUES AND      FINANCIAL AND LEGAL IMPACT OF THEIR POLICIES
             ISSUES        PUBLIC SAFETY:    REGARDING PRESCRIPTION DRUG REIMPORTATION OR
                                DRUG         PROPOSALS REQUESTING THAT COMPANIES ADOPT SPECIFIC
                            REIMPORTATION    POLICIES TO ENCOURAGE OR CONSTRAIN PRESCRIPTION DRUG
                                             REIMPORTATION

9.5.       SOCIAL AND         CONSUMER       TO VOLUNTARILY LABEL GENETICALLY ENGINEERED             A
          ENVIRONMENTAL      ISSUES AND      (GE) INGREDIENTS IN THEIR PRODUCTS OR ALTERNATIVELY
             ISSUES        PUBLIC SAFETY:    TO PROVIDE INTERIM LABELING AND EVENTUALLY ELIMINATE
                             GENETICALLY     GE INGREDIENTS DUE TO THE COSTS AND FEASIBILITY OF
                           MODIFIED FOODS    LABELING AND/OR PHASING OUT THE USE OF GE
                                             INGREDIENTS.

9.6.       SOCIAL AND        GENETICALLY     A REPORT ON THE FEASIBILITY OF LABELING PRODUCTS        A
          ENVIRONMENTAL    MODIFIED FOODS    CONTAINING GE INGREDIENTS
             ISSUES

9.7.       SOCIAL AND        GENETICALLY     A REPORT ON THE FINANCIAL, LEGAL, AND ENVIRONMENTAL     A
          ENVIRONMENTAL    MODIFIED FOODS    IMPACT OF CONTINUED USE OF GE INGREDIENTS/SEEDS
             ISSUES

9.8.        SOCIAL AND       GENETICALLY     REPORT ON THE HEALTH AND ENVIRONMENTAL EFFECTS OF         A
          ENVIRONMENTAL    MODIFIED FOODS    GENETICALLY MODIFIED ORGANISMS (GMOS)
              ISSUES

9.9.        SOCIAL AND       GENETICALLY     TO COMPLETELY PHASE OUT GE INGREDIENTS FROM THE           A
          ENVIRONMENTAL    MODIFIED FOODS    COMPANY'S PRODUCTS OR PROPOSALS ASKING FOR REPORTS
              ISSUES                         OUTLINING THE STEPS NECESSARY TO ELIMINATE GE
                                             INGREDIENTS FROM THE COMPANY'S PRODUCTS. SUCH
                                             RESOLUTIONS PRESUPPOSE THAT THERE ARE PROVEN HEALTH
                                             RISKS TO GE INGREDIENTS

9.10.       SOCIAL AND     CONSUMER ISSUES   REPORTS ON A COMPANY'S POLICIES AIMED AT CURTAILING       A
          ENVIRONMENTAL      AND PUBLIC      GUN VIOLENCE IN THE UNITED STATES
              ISSUES           SAFETY:
                              HANDGUNS

9.11.       SOCIAL AND     CONSUMER ISSUES   REPORTS OUTLINING THE IMPACT OF THE HEALTH PANDEMIC       A
          ENVIRONMENTAL      AND PUBLIC      (HIV/AIDS, MALARIA AND TUBERCULOSIS) ON THE COMPANY'S
              ISSUES           SAFETY:       SUB-SAHARAN OPERATIONS
                              HIV/AIDS

9.12.       SOCIAL AND        HIV/AIDS       TO ESTABLISH, IMPLEMENT, AND REPORT ON A STANDARD OF      A
          ENVIRONMENTAL                      RESPONSE TO THE HIV/AIDS, TUBERCULOSIS AND MALARIA
              ISSUES                         HEALTH PANDEMIC IN AFRICA AND OTHER DEVELOPING
                                             COUNTRIES

9.13.       SOCIAL AND     CONSUMER ISSUES   REPORTS ON THE COMPANY'S PROCEDURES FOR PREVENTING        A
          ENVIRONMENTAL      AND PUBLIC      PREDATORY LENDING, INCLUDING THE ESTABLISHMENT OF A
              ISSUES           SAFETY:       BOARD COMMITTEE FOR OVERSIGHT,
                              PREDATORY
                               LENDING

9.14.       SOCIAL AND     CONSUMER ISSUES   PROPOSALS SEEKING STRONGER PRODUCT WARNINGS               A
          ENVIRONMENTAL      AND PUBLIC
              ISSUES       SAFETY: TOBACCO

9.15.       SOCIAL AND         TOBACCO       PROPOSALS ASKING THAT THE COMPANY'S OPERATING             A
          ENVIRONMENTAL                      FACILITIES BE SMOKE-FREE
              ISSUES

9.16.       SOCIAL AND         TOBACCO       PROPOSALS DEALING WITH PRODUCT PLACEMENT IN STORES OR     A
          ENVIRONMENTAL                      ADVERTISING TO YOUTH.
              ISSUES

9.17.       SOCIAL AND         TOBACCO       PROPOSALS ASKING THE COMPANY TO CEASE PRODUCTION OF       A
          ENVIRONMENTAL                      TOBACCO-RELATED PRODUCTS OR CEASE SELLING PRODUCTS TO
              ISSUES                         TOBACCO COMPANIES.

9.18.       SOCIAL AND         TOBACCO       PROPOSALS TO SPIN-OFF TOBACCO-RELATED BUSINESSES:         A
          ENVIRONMENTAL
              ISSUES

9.19.       SOCIAL AND         TOBACCO       PROPOSALS PROHIBITING INVESTMENT IN TOBACCO EQUITIES.     A
          ENVIRONMENTAL
              ISSUES

9.20.       SOCIAL AND     CONSUMER ISSUES   PROPOSALS REQUESTING THAT A COMPANY DISCLOSES ITS         A
          ENVIRONMENTAL      AND PUBLIC      POLICIES RELATED TO TOXIC CHEMICALS, PROPOSALS
              ISSUES           SAFETY:       REQUESTING THAT COMPANIES EVALUATE AND DISCLOSE THE
                           TOXIC CHEMICALS   POTENTIAL FINANCIAL AND LEGAL RISKS ASSOCIATED WITH
                                             UTILIZING CERTAIN CHEMICALS, OR PROPOSALS REQUIRING
                                             THAT A COMPANY REFORMULATE ITS PRODUCTS WITHIN A
                                             CERTAIN TIMEFRAME

9.21.       SOCIAL AND     ENVIRONMENT AND   REQUESTS FOR REPORTS OUTLINING POTENTIAL                  A
          ENVIRONMENTAL        ENERGY:       ENVIRONMENTAL DAMAGE FROM DRILLING IN THE ARCTIC
              ISSUES       ARCTIC NATIONAL   NATIONAL WILDLIFE REFUGE (ANWR)
                           WILDLIFE REFUGE

9.22.       SOCIAL AND     ENVIRONMENT AND   PROPOSALS TO ADOPT THE CERES PRINCIPLES                   A
          ENVIRONMENTAL        ENERGY:
              ISSUES      CERES PRINCIPLES

9.23.       SOCIAL AND     ENVIRONMENT AND   PROPOSALS REQUESTS REPORTS ASSESSING ECONOMIC RISKS       A
          ENVIRONMENTAL        ENERGY:       OF ENVIRONMENTAL POLLUTION OR CLIMATE CHANGE OR
              ISSUES         ENVIRONMENT     REPORTS OUTLINING POTENTIAL ENVIRONMENTAL DAMAGE FROM
                             AL-ECONOMIC     OPERATIONS IN PROTECTED REGIONS, INCLUDING WILDLIFE
                             RISK REPORT     REFUGES.

9.24.       SOCIAL AND      ENVIRONMENTAL    PROPOSALS FOR REPORTS DISCLOSING THE COMPANY'S            A
          ENVIRONMENTAL        REPORTS       ENVIRONMENTAL POLICIES.
              ISSUES

9.25.       SOCIAL AND     NUCLEAR SAFETY    PROPOSALS REQUESTING THAT COMPANIES REPORT ON RISKS       A
          ENVIRONMENTAL                      ASSOCIATED WITH THEIR NUCLEAR REACTOR DESIGNS AND/OR
              ISSUES                         THE PRODUCTION AND INTERIM STORAGE OF IRRADIATED FUEL
                                             RODS

9.26.       SOCIAL AND     ENVIRONMENT AND   PROPOSALS TO MAKE REPORTS ON THE LEVEL OF GREENHOUSE      A
          ENVIRONMENTAL        ENERGY:       GAS EMISSIONS FROM THE COMPANY'S OPERATIONS AND
              ISSUES       GLOBAL WARMING    PRODUCTS.

9.27.       SOCIAL AND     ENVIRONMENT AND   PROPOSALS TO ADOPT A COMPREHENSIVE RECYCLING              A
          ENVIRONMENTAL        ENERGY:       STRATEGY
              ISSUES          RECYCLING

9.28.       SOCIAL AND     ENVIRONMENT AND   PROPOSALS TO INVEST IN RENEWABLE ENERGY SOURCES.          A
          ENVIRONMENTAL        ENERGY:
              ISSUES      RENEWABLE ENERGY

9.29.       SOCIAL AND    RENEWABLE ENERGY   REQUESTS FOR REPORTS ON THE FEASIBILITY OF DEVELOPING     A
          ENVIRONMENTAL                      RENEWABLE ENERGY SOURCES
              ISSUES

9.30.       SOCIAL AND     ENVIRONMENT AND   PROPOSALS TO MAKE REPORT ON ITS POLICIES AND              A
          ENVIRONMENTAL        ENERGY:       PRACTICES RELATED TO SOCIAL, ENVIRONMENTAL, AND
              ISSUES       SUSTAINABILITY    ECONOMIC SUSTAINABILITY
                               REPORT

9.31.       SOCIAL AND     ENVIRONMENT AND   REPORT ON ENERGY EFFICIENCY                               A
          ENVIRONMENTAL        ENERGY:
              ISSUES         EFFICIENCY
                               REPORT

9.32.       SOCIAL AND     ENVIRONMENT AND   PROPOSALS REQUESTING THAT COMPANIES OUTLINE THEIR         A
          ENVIRONMENTAL        ENERGY:       PREPARATIONS TO COMPLY WITH STANDARDS ESTABLISHED BY
              ISSUES       KYOTO PROTOCOL    KYOTO PROTOCOL SIGNATORY MARKETS

9.33.       SOCIAL AND        LAND USE       PROPOSALS THAT REQUEST THE DISCLOSURE OF DETAILED         A
          ENVIRONMENTAL                      INFORMATION ON A COMPANY'S POLICIES RELATED TO LAND
              ISSUES                         USE OR DEVELOPMENT

9.34.       SOCIAL AND          CAFOS        PROPOSALS REQUESTING THAT COMPANIES REPORT TO             A
          ENVIRONMENTAL                      SHAREHOLDERS ON THE RISKS AND LIABILITIES ASSOCIATED
              ISSUES                         WITH CONCENTRATED ANIMAL FEEDING OPERATIONS (CAFOS)

9.35.       SOCIAL AND         GENERAL       PROPOSALS TO AFFIRM POLITICAL NONPARTISANSHIP IN THE      A
          ENVIRONMENTAL       CORPORATE      WORKPLACE
              ISSUES           ISSUES:
                             CHARITABLE/
                              POLITICAL
                            CONTRIBUTIONS

9.36.       SOCIAL AND       CHARITABLE/     PROPOSALS TO REPORT OR PUBLISH IN NEWSPAPERS THE          A
          ENVIRONMENTAL       POLITICAL      COMPANY'S POLITICAL AND/OR CHARITABLE CONTRIBUTIONS
              ISSUES        CONTRIBUTIONS

9.37.       SOCIAL AND       CHARITABLE/     PROPOSALS TO PROHIBIT THE COMPANY FROM MAKING             A
          ENVIRONMENTAL       POLITICAL      POLITICAL CONTRIBUTIONS
              ISSUES        CONTRIBUTIONS

9.38.       SOCIAL AND       CHARITABLE/     PROPOSALS TO RESTRICT THE COMPANY FROM MAKING             A
          ENVIRONMENTAL       POLITICAL      CHARITABLE CONTRIBUTIONS
              ISSUES        CONTRIBUTIONS

9.39.       SOCIAL AND       CHARITABLE/     PROPOSALS TO PUBLISH A LIST OF COMPANY EXECUTIVES,        A
          ENVIRONMENTAL       POLITICAL      DIRECTORS, CONSULTANTS, LEGAL COUNSELS, LOBBYISTS, OR
              ISSUES        CONTRIBUTIONS    INVESTMENT BANKERS THAT HAVE PRIOR GOVERNMENT SERVICE
                                             AND WHETHER SUCH SERVICE HAD A BEARING ON THE
                                             BUSINESS OF THE COMPANY

9.40.       SOCIAL AND         GENERAL       PROPOSALS TO REVIEW WAYS OF LINKING EXECUTIVE             A
          ENVIRONMENTAL       CORPORATE      COMPENSATION TO SOCIAL FACTORS
              ISSUES           ISSUES:
                           LINK EXECUTIVE
                           COMPENSATION TO
                               SOCIAL
                             PERFORMANCE

9.41.       SOCIAL AND     LABOR STANDARDS   PROPOSALS TO IMPLEMENT THE CHINA PRINCIPLES.              A
          ENVIRONMENTAL       AND HUMAN
              ISSUES           RIGHTS:
                          CHINA PRINCIPLES

9.42.       SOCIAL AND     LABOR STANDARDS   PROPOSALS TO MAKE REPORTS DETAILING THE COMPANY'S         A
          ENVIRONMENTAL       AND HUMAN      OPERATIONS IN A PARTICULAR COUNTRY AND STEPS TO
              ISSUES           RIGHTS:       PROTECT HUMAN RIGHTS
                          COUNTRY-SPECIFIC
                            HUMAN RIGHTS
                               REPORTS

9.43.       SOCIAL AND     LABOR STANDARDS   PROPOSALS TO IMPLEMENT CERTAIN HUMAN RIGHTS STANDARDS     A
          ENVIRONMENTAL       AND HUMAN      AT COMPANY FACILITIES OR THOSE OF ITS SUPPLIERS AND
              ISSUES           RIGHTS:       TO COMMIT TO OUTSIDE, INDEPENDENT MONITORING
                            INTERNATIONAL
                              CODES OF
                           CONDUCT/VENDOR
                              STANDARDS

9.44.       SOCIAL AND     LABOR STANDARDS   PROPOSALS TO ENDORSE OR INCREASE ACTIVITY ON THE          A
          ENVIRONMENTAL       AND HUMAN      MACBRIDE PRINCIPLES.
              ISSUES           RIGHTS:
                              MACBRIDE
                             PRINCIPLES

9.45.       SOCIAL AND        MILITARY       PROPOSALS TO MAKE REPORTS ON FOREIGN MILITARY SALES       A
          ENVIRONMENTAL       BUSINESS:      OR OFFSETS.
              ISSUES           FOREIGN
                              MILITARY
                            SALES/OFFSETS

9.46.       SOCIAL AND        MILITARY       PROPOSALS ASKING THE COMPANY TO RENOUNCE FUTURE           A
          ENVIRONMENTAL       BUSINESS:      INVOLVEMENT IN ANTIPERSONNEL LANDMINE PRODUCTION
              ISSUES        LANDMINES AND
                            CLUSTER BOMBS

9.47.       SOCIAL AND        MILITARY       PROPOSALS ASKING THE COMPANY TO CEASE PRODUCTION OF       A
          ENVIRONMENTAL       BUSINESS:      NUCLEAR WEAPONS COMPONENTS AND DELIVERY SYSTEMS,
              ISSUES       NUCLEAR WEAPONS   INCLUDING DISENGAGING FROM CURRENT AND PROPOSED
                                             CONTRACTS

9.48.       SOCIAL AND        MILITARY       PROPOSALS ASKING THE COMPANY TO APPOINT A BOARD           A
          ENVIRONMENTAL       BUSINESS:      COMMITTEE REVIEW AND REPORT OUTLINING THE COMPANY'S
              ISSUES        OPERATIONS IN    FINANCIAL AND REPUTATIONAL RISKS FROM ITS OPERATIONS
                               NATIONS       IN IRAN,
                             SPONSORING
                          TERRORISM (IRAN)

9.49.       SOCIAL AND        MILITARY       PROPOSALS ASKING THE COMPANY TO MAKE REPORTS ON A         A
          ENVIRONMENTAL       BUSINESS:      COMPANY'S INVOLVEMENT IN SPACED-BASED WEAPONIZATION
              ISSUES        SPACED-BASED
                            WEAPONIZATION

9.50.      SOCIAL AND         WORKPLACE      REQUESTS FOR REPORTS ON THE COMPANY'S EFFORTS TO         A
          ENVIRONMENTAL      DIVERSITY:      DIVERSIFY THE BOARD
             ISSUES             BOARD
                              DIVERSITY

9.51.      SOCIAL AND         WORKPLACE      PROPOSALS ASKING THE COMPANY TO INCREASE THE             C
          ENVIRONMENTAL      DIVERSITY:      REPRESENTATION OF WOMEN AND MINORITIES ON THE BOARD
             ISSUES             BOARD
                              DIVERSITY

9.52.      SOCIAL AND         WORKPLACE      PROPOSALS TO INCREASE REGULATORY OVERSIGHT OF EEO        A
          ENVIRONMENTAL      DIVERSITY:      PROGRAMS
             ISSUES             EQUAL
                             EMPLOYMENT
                             OPPORTUNITY
                                (EEO)

9.53.      SOCIAL AND         WORKPLACE      TO INCREASE REGULATORY OVERSIGHT OF EEO PROGRAMS AND     A
          ENVIRONMENTAL      DIVERSITY:      GLASS CEILING PROPOSALS
             ISSUES         GLASS CEILING

9.54.      SOCIAL AND         WORKPLACE      EXCLUDE REFERENCE TO SEXUAL ORIENTATION FROM THE EEO     A
          ENVIRONMENTAL      DIVERSITY:      STATEMENT
             ISSUES            SEXUAL
                             ORIENTATION

9.55.      SOCIAL AND         WORKPLACE      PROPOSALS TO AMEND A COMPANY'S EEO STATEMENT IN          A
          ENVIRONMENTAL      DIVERSITY:      ORDER TO PROHIBIT DISCRIMINATION BASED ON SEXUAL
             ISSUES            SEXUAL        ORIENTATION
                             ORIENTATION

9.56.      SOCIAL AND          SEXUAL        PROPOSALS TO EXTEND COMPANY BENEFITS TO OR ELIMINATE     A
          ENVIRONMENTAL      ORIENTATION     BENEFITS FROM DOMESTIC PARTNERS
             ISSUES

9.57       SOCIAL AND        OUTSOURCING     PROPOSALS ASKING FOR COMPANIES TO REPORT ON THE          A
          ENVIRONMENTAL                      RISKS ASSOCIATED WITH OUTSOURCING OR OFFSHORING.
             ISSUES

10.0.      MUTUAL FUND       ELECTION OF     DIRECTOR NOMINEES WHO ARE NOT DESCRIBED BELOW            F
             PROXIES          DIRECTORS

10.1.      MUTUAL FUND       ELECTION OF     IGNORE A SHAREHOLDER PROPOSAL THAT IS APPROVED BY A      W
             PROXIES          DIRECTORS      MAJORITY OF THE VOTES CAST FOR TWO CONSECUTIVE YEARS

10.2.      MUTUAL FUND         CONVERT       CONVERSION PROPOSALS                                     C
             PROXIES         CLOSED-END
                               FUND TO
                            OPEN-END FUND

10.3.      MUTUAL FUND          PROXY        PROXY CONTESTS                                           C
             PROXIES          CONTESTS

10.4.      MUTUAL FUND       INVESTMENT      INVESTMENT ADVISORY AGREEMENTS                           F
             PROXIES          ADVISORY
                             AGREEMENTS

10.5.      MUTUAL FUND       APPROVE NEW     THE ESTABLISHMENT OF NEW CLASSES OR SERIES OF            F
             PROXIES         CLASSES OR      SHARES.
                              SERIES OF
                               SHARES

10.6.      MUTUAL FUND         CHANGE        PROPOSALS TO CHANGE A FUND'S FUNDAMENTAL RESTRICTION     C
             PROXIES         FUNDAMENTAL     TO A NON FUNDAMENTAL RESTRICTION
                             RESTRICTION
                                 TO
                           NONFUNDAMENTAL
                             RESTRICTION

10.7.      MUTUAL FUND          CHANGE       PROPOSALS TO CHANGE A FUND'S FUNDAMENTAL INVESTMENT      C
             PROXIES         FUNDAMENTAL     OBJECTIVE TO A NON FUNDAMENTAL INVESTMENT OBJECTIVE
                             INVESTMENT
                            OBJECTIVE TO
                           NONFUNDAMENTAL

10.8.      MUTUAL FUND       NAME CHANGE     NAME CHANGE PROPOSALS.                                   F
             PROXIES          PROPOSALS

10.9.      MUTUAL FUND        CHANGE IN      TO CHANGE A FUND'S SUB-CLASSIFICATION                    F
             PROXIES         FUND'S SUB
                           CLASSIFICATION

10.10.     MUTUAL FUND       DISPOSITION     TO DISPOSE OF ASSETS, LIQUIDATE OR TERMINATE THE         F
             PROXIES             OF          FUND
                               ASSETS/
                            TERMINATION/
                             LIQUIDATION

10.11.     MUTUAL FUND       CHANGES TO      TO MAKE CHANGES TO THE CHARTER DOCUMENT                  C
             PROXIES         THE CHARTER
                              DOCUMENT

10.12.     MUTUAL FUND       CHANGES TO      REMOVAL SHAREHOLDER APPROVAL REQUIREMENT TO              F
             PROXIES         THE CHARTER     REORGANIZE OR TERMINATE THE TRUST OR ANY OF ITS
                              DOCUMENT       SERIES

10.13.     MUTUAL FUND       CHANGES TO      REMOVAL OF SHAREHOLDER APPROVAL REQUIREMENT FOR          F
             PROXIES         THE CHARTER     AMENDMENTS TO THE NEW DECLARATION OF TRUST
                              DOCUMENT

10.14.     MUTUAL FUND       CHANGES TO      REMOVAL OF SHAREHOLDER APPROVAL REQUIREMENT TO AMEND     F
             PROXIES         THE CHARTER     THE FUND'S MANAGEMENT CONTRACT, ALLOWING THE
                              DOCUMENT       CONTRACT TO BE MODIFIED BY THE INVESTMENT MANAGER
                                             AND THE TRUST MANAGEMENT, AS PERMITTED BY THE 1940
                                             ACT

10.15.     MUTUAL FUND       CHANGES TO      ALLOW THE TRUSTEES TO IMPOSE OTHER FEES IN ADDITION      F
             PROXIES         THE CHARTER     TO SALES CHARGES ON INVESTMENT IN A FUND, SUCH AS
                              DOCUMENT       DEFERRED SALES CHARGES AND REDEMPTION FEES THAT MAY
                                             BE IMPOSED UPON REDEMPTION OF A FUND'S SHARES

10.16.     MUTUAL FUND       CHANGES TO      REMOVAL OF SHAREHOLDER APPROVAL REQUIREMENT TO           F
             PROXIES         THE CHARTER     ENGAGE IN AND TERMINATE SUB-ADVISORY ARRANGEMENTS
                              DOCUMENT

10.17.     MUTUAL FUND       CHANGES TO      REMOVAL OF SHAREHOLDER APPROVAL REQUIREMENT TO           F
             PROXIES         THE CHARTER     CHANGE THE DOMICILE OF THE FUND
                              DOCUMENT

10.18.     MUTUAL FUND       CHANGE THE      FUND'S REINCORPORATION                                   C
             PROXIES           FUND'S
                              DOMICILE

10.19.     MUTUAL FUND        AUTHORIZE      PROPOSALS AUTHORIZING THE BOARD TO HIRE/TERMINATE        F
             PROXIES        THE BOARD TO     SUB-ADVISORS WITHOUT SHAREHOLDER APPROVAL.
                              HIRE AND
                              TERMINATE
                             SUBADVISORS
                               WITHOUT
                             SHAREHOLDER
                              APPROVAL

10.20.     MUTUAL FUND      DISTRIBUTION     DISTRIBUTION AGREEMENTS                                  F
             PROXIES         AGREEMENTS

10.21.     MUTUAL FUND      MASTER-FEEDER    ESTABLISHMENT OF A MASTER-FEEDER STRUCTURE.              F
             PROXIES          STRUCTURE

10.22.     MUTUAL FUND         MERGERS       MERGERS AND ACQUISITIONS                                 C
             PROXIES

10.23.     MUTUAL FUND       SHAREHOLDER     TO MANDATE A SPECIFIC MINIMUM AMOUNT OF STOCK THAT       A
             PROXIES        PROPOSALS TO     DIRECTORS MUST OWN IN ORDER TO QUALIFY AS A DIRECTOR
                              ESTABLISH      OR TO REMAIN ON THE BOARD
                              DIRECTOR
                              OWNERSHIP
                             REQUIREMENT

10.24a     MUTUAL FUND       SHAREHOLDER     TO REIMBURSE PROXY SOLICITATION EXPENSES IF              F
             PROXIES        PROPOSALS TO     DISSIDENT WINS
                              REIMBURSE
                                PROXY
                             SOLICITATION
                               EXPENSES

10.24b     MUTUAL FUND       SHAREHOLDER     TO REIMBURSE PROXY SOLICITATION EXPENSES (EXCEPT AS      A
             PROXIES        PROPOSALS TO     DESCRIBED ABOVE)
                              REIMBURSE
                                PROXY
                            SOLICITATION
                              EXPENSES

10.25.     MUTUAL FUND       SHAREHOLDER     TO TERMINATE THE INVESTMENT ADVISOR                      C
             PROXIES        PROPOSALS TO
                              TERMINATE
                             INVESTMENT
                               ADVISOR

2007 TRUSCO CAPITAL MANAGEMENT INTERNATIONAL PROXY VOTING GUIDELINES


Following is a concise summary of general policies for voting global proxies. In addition, Trusco has country- and market-specific policies, which are not captured below.

FINANCIAL RESULTS/DIRECTOR AND AUDITOR REPORTS

Vote FOR approval of financial statements and director and auditor reports, unless:

     - there are concerns about the accounts presented or audit procedures used; or

     - the company is not responsive to shareholder questions about specific items that should be publicly disclosed.

APPOINTMENT OF AUDITORS AND AUDITOR COMPENSATION

Vote FOR the reelection of auditors and proposals authorizing the board to fix auditor fees, unless:

     - there are serious concerns about the accounts presented or the audit procedures used;

     -    the auditors are being changed without explanation; or

     - non audit-related fees are substantial or are routinely in excess of standard annual audit fees.

Vote AGAINST the appointment of external auditors if they have previously served the company in an executive capacity or can otherwise be considered affiliated with the company.




APPOINTMENT OF INTERNAL STATUTORY AUDITORS

Vote FOR the appointment or reelection of statutory auditors, unless:

     - there are serious concerns about the statutory reports presented or the audit procedures used;

     - questions exist concerning any of the statutory auditors being appointed; or

     - the auditors have previously served the company in an executive capacity or can otherwise be considered affiliated with the company.

ALLOCATION OF INCOME

Vote FOR approval of the allocation of income, unless:

     - the dividend payout ratio has been consistently below 30 percent without adequate explanation; or

     -    the payout is excessive given the company's financial position.

STOCK (SCRIP) DIVIDEND ALTERNATIVE

Vote FOR most stock (scrip) dividend proposals.

Vote AGAINST proposals that do not allow for a cash option unless management demonstrates that the cash option is harmful to shareholder value.

AMENDMENTS TO ARTICLES OF ASSOCIATION

Vote amendments to the articles of association on a CASE-BY-CASE basis.

CHANGE IN COMPANY FISCAL TERM

Vote FOR resolutions to change a company's fiscal term unless a company's motivation for the change is to postpone its AGM.

LOWER DISCLOSURE THRESHOLD FOR STOCK OWNERSHIP

Vote AGAINST resolutions to lower the stock ownership disclosure threshold below five percent unless specific reasons exist to implement a lower threshold.

AMEND QUORUM REQUIREMENTS

Vote proposals to amend quorum requirements for shareholder meetings on a CASE-BY-CASE basis.

TRANSACT OTHER BUSINESS

Vote AGAINST other business when it appears as a voting item.

DIRECTOR ELECTIONS

Vote FOR management nominees in the election of directors, unless:

     -    Adequate disclosure has not been provided in a timely manner;

     -    There are clear concerns over questionable finances or restatements;

     -    There have been questionable transactions with conflicts of interest;

     - There are any records of abuses against minority shareholder interests; and

     -    The board fails to meet minimum corporate governance standards.

Vote FOR individual nominees unless there are specific concerns about the individual, such as criminal wrongdoing or breach of fiduciary responsibilities.

Vote AGAINST shareholder nominees unless they demonstrate a clear ability to contribute positively to board deliberations.

Vote AGAINST individual directors if they cannot provide an explanation for repeated absences at board meetings (in countries where this information is disclosed).


Vote AGAINST labor representatives if the sit on either the audit or compensation committee, as they are not required to be on those committees.


DIRECTOR COMPENSATION

Vote FOR proposals to award cash fees to non-executive directors unless the amounts are excessive relative to other companies in the country or industry.

Vote non-executive director compensation proposals that include both cash and share-based components on a CASE-BY-CASE basis.

Vote proposals that bundle compensation for both non-executive and executive directors into a single resolution on a CASE-BY-CASE basis.

Vote AGAINST proposals to introduce retirement benefits for non-executive directors.

DISCHARGE OF BOARD AND MANAGEMENT

Vote FOR discharge of the board and management, unless:

     - there are serious questions about actions of the board or management for the year in question; or

     -    legal action is being taken against the board by other shareholders.

Vote AGAINST proposals to remove approval of discharge of board and management from the agenda.

DIRECTOR, OFFICER, AND AUDITOR INDEMNIFICATION AND LIABILITY PROVISIONS

Vote proposals seeking indemnification and liability protection for directors and officers on a CASE-BY-CASE basis.

Vote AGAINST proposals to indemnify auditors.

BOARD STRUCTURE

Vote FOR proposals to fix board size.

Vote AGAINST mandatory retirement ages for directors.

Vote AGAINST proposals to alter board structure or size in the context of a fight for control of the company or the board.

SHARE ISSUANCE REQUESTS

GENERAL ISSUANCES:

Vote FOR issuance requests with preemptive rights to a maximum of 100 percent over currently issued capital.

Vote FOR issuance requests without preemptive rights to a maximum of 20 percent of currently issued capital.

SPECIFIC ISSUANCES:

Vote on a CASE-BY-CASE basis on all requests, with or without preemptive rights.

INCREASES IN AUTHORIZED CAPITAL

Vote FOR nonspecific proposals to increase authorized capital up to 100 percent over the current authorization unless the increase would leave the company with less than 30 percent of its new authorization outstanding.

Vote FOR specific proposals to increase authorized capital to any amount, unless:

     - the specific purpose of the increase (such as a share-based acquisition or merger) does not meet Trusco's guidelines for the purpose being proposed; or

     - the increase would leave the company with less than 30 percent of its new authorization outstanding after adjusting for all proposed issuances.

Vote AGAINST proposals to adopt unlimited capital authorizations.

REDUCTION OF CAPITAL

Vote FOR proposals to reduce capital for routine accounting purposes unless the terms are unfavorable to shareholders.

Vote proposals to reduce capital in connection with corporate restructuring on a CASE-BYCASE basis.

CAPITAL STRUCTURES

Vote FOR resolutions that seek to maintain or convert to a one share, one vote capital structure.

Vote AGAINST requests for the creation or continuation of dual class capital structures or the creation of new or additional supervoting shares.

PREFERRED STOCK

Vote FOR the creation of a new class of preferred stock or for issuances of preferred stock up to 50 percent of issued capital unless the terms of the preferred stock would adversely affect the rights of existing shareholders.

Vote FOR the creation/issuance of convertible preferred stock as long as the maximum number of common shares that could be issued upon conversion meets Trusco's guidelines on equity issuance requests.

Vote AGAINST the creation of a new class of preference shares that would carry superior voting rights to the common shares.

Vote AGAINST the creation of blank check preferred stock unless the board clearly states that the authorization will not be used to thwart a takeover bid.

Vote proposals to increase blank check preferred authorizations on a CASE-BY-CASE basis.

DEBT ISSUANCE REQUESTS

Vote nonconvertible debt issuance requests on a CASE-BY-CASE basis, with or without preemptive rights.

Vote FOR the creation/issuance of convertible debt instruments as long as the maximum number of common shares that could be issued upon conversion meets Trusco's guidelines on equity issuance requests.

Vote FOR proposals to restructure existing debt arrangements unless the terms of the restructuring would adversely affect the rights of shareholders.

PLEDGING OF ASSETS FOR DEBT

Vote proposals to approve the pledging of assets for debt on a CASE-BY-CASE basis.

INCREASE IN BORROWING POWERS

Vote proposals to approve increases in a company's borrowing powers on a CASE-BY-CASE basis.

SHARE REPURCHASE PLANS

Vote FOR share repurchase plans, unless:

     -    clear evidence of past abuse of the authority is available; or

     -    the plan contains no safeguards against selective buybacks.

REISSUANCE OF SHARES REPURCHASED

Vote FOR requests to reissue any repurchased shares unless there is clear evidence of abuse of this authority in the past.

CAPITALIZATION OF RESERVES FOR BONUS ISSUES/INCREASE IN PAR VALUE

Vote FOR requests to capitalize reserves for bonus issues of shares or to increase par value.

REORGANIZATIONS/RESTRUCTURINGS

Vote reorganizations and restructurings on a CASE-BY-CASE basis.

MERGERS AND ACQUISITIONS


Vote mergers and acquisitions on a CASE-BY-CASE basis.






For every M&A analysis, ISS reviews publicly available information as of the date of the report and evaluates the merits and drawbacks of the proposed transaction, balancing various and sometimes countervailing factors including:



     - Valuation - Is the value to be received by the target shareholders (or paid by the acquirer) reasonable? While the fairness opinion may provide an initial starting point for assessing valuation reasonableness, ISS places emphasis on the offer premium, market reaction, and strategic rationale.



     - Market reaction - How has the market responded to the proposed deal? A negative market reaction will cause ISS to scrutinize a deal more closely.



     - Strategic rationale - Does the deal make sense strategically? From where is the value derived? Cost and revenue synergies should not be overly aggressive or optimistic, but reasonably achievable. Management should also have a favorable track record of successful integration of historical acquisitions.



     - Conflicts of interest - Are insiders benefiting from the transaction disproportionately and inappropriately as compared to non-insider shareholders? ISS will consider whether any special interests may have influenced these directors and officers to support or recommend the merger.



     - Governance - Will the combined company have a better or worse governance profile than the current governance profiles of the respective parties to the transaction? If the governance profile is to change for the worse, the burden is on the company to prove that other issues (such as valuation) outweigh any deterioration in governance.


Vote AGAINST if the companies do not provide sufficient information upon request to make an informed voting decision.




MANDATORY TAKEOVER BID WAIVERS

Vote proposals to waive mandatory takeover bid requirements on a CASE-BY-CASE basis.

REINCORPORATION PROPOSALS

Vote reincorporation proposals on a CASE-BY-CASE basis.

EXPANSION OF BUSINESS ACTIVITIES

Vote FOR resolutions to expand business activities unless the new business takes the company into risky areas.

RELATED-PARTY TRANSACTIONS

Vote related-party transactions on a CASE-BY-CASE basis.

COMPENSATION PLANS

Vote compensation plans on a CASE-BY-CASE basis.

ANTITAKEOVER MECHANISMS

Vote AGAINST all antitakeover proposals unless they are structured in such a way that they give shareholders the ultimate decision on any proposal or offer.

SHAREHOLDER PROPOSALS

Vote all shareholder proposals on a CASE-BY-CASE basis.

Vote FOR proposals that would improve the company's corporate governance or business profile at a reasonable cost.

Vote AGAINST proposals that limit the company's business activities or capabilities or result in significant costs being incurred with little or no benefit.

                            PART C: OTHER INFORMATION


                         POST-EFFECTIVE AMENDMENT NO. 22


ITEM 23. EXHIBITS:

(a) Agreement and Declaration of Trust of the STI Classic Variable Trust (the "Registrant") dated April 18, 1995 is incorporated herein by reference to Exhibit (a) of Post-Effective Amendment No. 9 to the Registrant's Registration Statement on Form N-1A (File No. 033-91476) as filed with the Securities and Exchange Commission (the "SEC") via EDGAR Accession No. 0000950130-00-002300 on April 25, 2000.

(b) Amended and Restated By-Laws, as approved by the Board of Trustees on August 15, 2000, are incorporated herein by reference to Exhibit (b) of Post-Effective Amendment No. 10 to the Registrant's Registration Statement on Form N-1A (File No. 033-91476) as filed with the SEC via EDGAR Accession No.
0000935069-01-000085 on February 21, 2001.

(c) Not applicable.


(d)(1) Amended and Restated Investment Advisory Agreement between the Registrant and Trusco Capital Management, Inc. dated November 14, 2006 is filed herewith.



(d)(2) Expense Limitation Agreement dated May 1, 2006 between the Registrant and Trusco Capital Management is incorporated herein by reference to Exhibit (d)(4) of Post-Effective Amendment No. 21 to the Registrant's Registration Statement on Form N-1A (File No. 033-91476) as filed with the SEC via EDGAR Accession No. 0000950152-07-001854 on March 6, 2007.


(e) Distribution Agreement between the Registrant and BISYS Fund Services Limited Partnership dated November 18, 2005, is incorporated herein by reference to Exhibit (e) of Post Effective Amendment No. 18 to the Registrant's Registration Statement on Form N-1A (File No. 033-91476) as filed with the SEC via EDGAR Accession No. 0000950152-06-001299 on February 17, 2006.

(f) Not applicable.

(g)(1) Custodian Agreement between the Registrant and SunTrust Bank, Atlanta dated August 18, 1995 is incorporated herein by reference to Exhibit 8 of Post-Effective Amendment No. 1 to the Registrant's Registration Statement on Form N-1A (File No. 033-91476) as filed with the SEC via EDGAR Accession No.0000912057-96-005898 on April 2, 1996.

(g)(2) Third Amendment dated October 10, 1996 to the Custodian Agreement dated August 18,1995 between the Registrant and SunTrust Bank Atlanta is incorporated herein by reference to Exhibit 8(c) of Post-Effective Amendment No. 5 to the Registrant's Registration Statement on Form N-1A (File No. 033-91476) as filed with the SEC via EDGAR Accession No. 0001047469-98-008284 on March 2, 1998.

(g)(3) Fourth Amendment dated May 6, 1997 to the Custodian Agreement dated August 18, 1995 between the Registrant and SunTrust Bank, Atlanta, is incorporated herein by reference to Exhibit 8(d) of Post-Effective Amendment No. 5 to the Registrant's Registration Statement on Form N-1A (File No. 033-91476) as filed with the SEC via EDGAR Accession No. 0001047469-98-008284 on March 2, 1998.

(g)(4) Securities Lending Amendment dated October 1, 2002 to the Custodian Agreement dated August 18, 1995 between the Registrant and SunTrust Bank, Atlanta is incorporated herein by reference to Exhibit (g)(4) of Post-Effective Amendment No. 14 to the Registrant's Registration Statement on Form N-1A (File No. 033-91476) as filed with the SEC via EDGAR Accession No. 0000935069-04-00030 on March 1, 2004.

(g)(5) Custodian Agreement between the Registrant and Brown Brothers Harriman & Co. dated January 29, 2003, in regards to the International Equity Fund, is incorporated herein by reference to Exhibit (g)(7) of Post-Effective Amendment No. 13 to the Registrant's Registration Statement on Form N-1A (File No. 033-91476) as filed with the SEC via EDGAR Accession No. 0000935069-03-000522 on April 25, 2003.

(h)(1) Master Services Agreement between the Registrant and BISYS Fund Services Ohio, Inc. dated July 16, 2004 is incorporated herein by reference to Exhibit
(h)(1) of Post Effective Amendment No. 16 to the Registrant's Registration Statement on Form N-1A (File No. 033-91476) as filed with the SEC via EDGAR Accession No. 0000950152-05-001574 on February 28, 2005.

(h)(2) Amendment dated November 5, 2004 to the Master Services Agreement dated July 16, 2004 between the Registrant and BISYS Fund Services Ohio, Inc. is incorporated herein by reference to Exhibit (h)(2) of Post Effective Amendment No. 16 to the Registrant's Registration Statement on Form N-1A (File No. 033-91476) as filed with the SEC via EDGAR Accession No. 0000950152-05-001574 on February 28, 2005.


(h)(3) Amendment dated November 18, 2005 to the Master Services Agreement dated July 16, 2004 between the Registrant and BISYS Fund Services Ohio, Inc. is incorporated herein by reference to Exhibit (h)(3) of Post-Effective Amendment No. 21 to the Registrant's Registration Statement on Form N-1A (File No. 033-91476) as filed with the SEC via EDGAR Accession No. 0000950152-07-001854 on March 6, 2007.



(h)(4) Fund Participation Agreement among the Registrant, BISYS Fund Services Limited Partnership, Trusco Capital Management, Inc. and Great-West Life & Annuity Insurance Company is incorporated herein by reference to Exhibit (h)(3) of Post Effective Amendment No. 18 to the Registrant's Registration Statement on Form N-1A (File No. 033-91476) as filed with the SEC via EDGAR Accession No. 0000950152-06-001299 on February 17, 2006.


(h)(5) Fund Participation Agreement among the Registrant, BISYS Fund Services Limited Partnership and Hartford Life Insurance Company dated February 9, 2005 is incorporated herein by reference to Exhibit (h)(4) of Post Effective Amendment No. 18 to the Registrant's Registration Statement on Form N-1A (File No. 033-91476) as filed with the SEC via EDGAR Accession No.
0000950152-06-001299 on February 17, 2006.


(h)(6) Amended and Restated Participation Agreement by and between the Registrant and American Enterprise Life Insurance Company dated November 27, 2006 is incorporated herein by reference to Exhibit (h)(6) of Post-Effective Amendment No. 21 to the Registrant's Registration Statement on Form N-1A (File No. 033-91476) as filed with the SEC via EDGAR Accession No.
0000950152-07-001854 on March 6, 2007.





(h)(7) Fund Agreement by and among the Registrant, Trusco Capital Management, Inc. and Nationwide Financial Services, Inc. dated March 13, 2003 is incorporated herein by reference to Exhibit (h)(11) of Post-Effective Amendment No. 13 to the Registrant's Registration Statement on Form N-1A (File No. 033-91476) as filed with the SEC via EDGAR Accession No. 0000935069-03-000522 on April 25, 2003.

(h)(8) Securities Lending Management Agreement between the Registrant and Credit Suisse First Boston dated March 1, 2005 is incorporated herein by reference to Exhibit (h)(7) of Post

Effective Amendment No. 17 to the Registrant's Registration Statement on Form N-1A (File No. 033-91476) as filed with the SEC via EDGAR Accession No. 0000950152-05-003729 on April 29, 2005.


(h)(9) Compliance Services Agreement between the Registrant, STI Classic Funds and BISYS Fund Services, Inc. dated October 1, 2004 is incorporated herein by reference to Exhibit (h)(9) of Post-Effective Amendment No. 21 to the Registrant's Registration Statement on Form N-1A (File No. 033-91476) as filed with the SEC via EDGAR Accession No. 0000950152-07-001854 on March 6, 2007.



(i) Opinion and Consent of Counsel is filed herewith.



(j) Consent of independent registered public accounting firm is filed herewith.


(k) Not applicable.

(l) Not applicable.

(m) Not applicable.

(n) Not applicable.

(o) Not applicable.


(p)(1) Code of Ethics of the Registrant is filed herewith.


(p)(2) Code of Ethics of BISYS Fund Services Limited Partnership, dated January 1, 2007, is filed herewith.


(p)(3) Code of Ethics of Trusco Capital Management, Inc. is incorporated herein by reference to Exhibit (p)(3) of Post-Effective Amendment No. 21 to the Registrant's Registration Statement on Form N-1A (File No. 033-91476) as filed with the SEC via EDGAR Accession No. 0000950152-07-001854 on March 6, 2007.

ITEM 24. PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH REGISTRANT:

See the Prospectus and the Statement of Additional Information regarding the Registrant's control relationships. The Administrator is a subsidiary of BISYS Group, Inc., which also controls the distributor of the Registrant, BISYS Fund Services Limited Partnership, and other corporations engaged in providing various financial and recordkeeping services, primarily to bank trust departments, pension plan sponsors, and investment managers.

ITEM 25. INDEMNIFICATION:

Article VIII of the Agreement and Declaration of Trust filed as Exhibit (a) to the Registration Statement is incorporated herein by reference. Insofar as indemnification liabilities arising under the Securities Act of 1933 (the "Securities Act"), as amended, may be permitted to trustees, directors, officers and controlling persons of the Registrant by the Registrant pursuant to the Declaration of Trust or otherwise, the Registrant is aware that in the opinion of the Securities and Exchange Commission, such indemnification is against public policy as expressed in the Securities Act and, therefore, is unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by trustees, directors, officers or controlling persons of the Registrant in connection with the successful defense of any act, suit or proceeding) is asserted by such trustees, directors, officers or controlling persons in connection with the shares being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Securities Act and will be governed by the final adjudication of such issues.

ITEM 26. BUSINESS AND OTHER CONNECTIONS OF THE INVESTMENT ADVISER:

Trusco Capital Management, Inc. is the investment adviser (the "Adviser") for the STI Classic Variable Trust. The principal address of Trusco Capital Management, Inc. is 50 Hurt Plaza, Suite 1400, Atlanta, Georgia 30303.


NAME                                                  NAME OF OTHER COMPANY          CONNECTION WITH OTHER COMPANY
----                                           -----------------------------------   -----------------------------
David Eidson                                           SunTrust Banks, Inc.              Senior Vice President
Chairman & Chief Executive Officer                        SunTrust Bank                 Executive Vice President
                                                     SunTrust Capital Markets                 Board Member
                                                      First Mercantile Trust                  Board Member
                                               Zevenbergen Capital Investments LLC            Board Member
                                                       Lighthouse Partners                    Board Member

William H. Rogers                                      SunTrust Banks, Inc.             Executive Vice President
Director

Paul L. Robertson, III                                 SunTrust Banks, Inc.                  Vice President
Executive Vice President/Secretary/Treasurer              SunTrust Bank                      Vice President

Andrew J. Muldoon, III                                    SunTrust Bank                 Executive Vice President
Executive Vice President

Christina Seix                                            SunTrust Bank                      Vice President
Executive Vice President

John Talty                                                SunTrust Bank                      Vice President
Executive Vice President

Brandi K. Allen                                                --                                 --
Vice President

David C. Anderson                                         SunTrust Bank                      Vice President
Director

NAME                                                  NAME OF OTHER COMPANY          CONNECTION WITH OTHER COMPANY
----                                                  ---------------------          -----------------------------
Seth L. Antiles                                           SunTrust Bank                         Officer
Vice President

Charles B. Arrington                                      SunTrust Bank                         Officer
Director

Andrew S. Atkins                                                --                                 --
Vice President

Frances J. Aylor                                                --                                 --
Director

Brett L. Barner                                           SunTrust Bank                         Officer
Managing Director

Richard M. Bemis                                          SunTrust Bank                      Vice President
Director

Glen H. Blackston III                                           --                                 --
Director

Gordon R. Boardway                                              --                                 --
Vice President

Matthew R. Boden                                                --                                 --
Vice President

Noel Crissman Boggan                                      SunTrust Bank                         Officer
Vice President

Sabrina Bowens                                                   --                                 --
Vice President

Robert S. Bowman                                          SunTrust Bank                         Officer
Managing Director

John C. Brennan                                                 --                                 --
Vice President

Casey C. Brogdon                                          SunTrust Bank                         Officer
Managing Director

George E. Calvert, Jr.                                    SunTrust Bank                         Officer
Director

Matthew B. Carney                                               --                                 --
Vice President

Charles E. Carter                                               --                                 --
Vice President

Christopher D. Carter                                     SunTrust Bank                      Vice President
Vice President

Carlos J. Catoya                                                --                                 --
Vice President

Benjamin M. Clark                                         SunTrust Bank                      Vice President
Vice President

Shane Coldren                                             SunTrust Bank                         Officer
Managing Director

Robert W. Corner                                          SunTrust Bank                         Officer
Managing Director

David M. Craig                                                  --                                 --
Vice President

Scott E. Craig                                            SunTrust Bank                         Officer
Vice President

Stacy L. Culver                                                 --                                 --
Vice President

William R. Davis                                                --                                 --
Vice President

J. Chadwick Deakins                                       SunTrust Bank                         Officer
Managing Director

Robin C. Divers                                                 --                                 --
Vice President

Colleen H. Doremus                                        SunTrust Bank                      Vice President
Vice President

Louis Joseph Douglass, IV                                       --                                 --

NAME                                                  NAME OF OTHER COMPANY          CONNECTION WITH OTHER COMPANY
----                                                  ---------------------          -----------------------------
Vice President

Martin J. Duffy                                           SunTrust Bank                         Officer
Vice President

Mary J. Durkin                                            SunTrust Bank                         Officer
Vice President

Todd C. Early                                             SunTrust Bank                         Officer
Vice President

Rebecca G. Ehrhart                                              --                                 --
Vice President

Bob M. Farmer                                             SunTrust Bank                      Vice President
Managing Director

Douglas J. Farmer                                               --                                 --
Vice President

Robert N. Felice                                                --                                 --
Managing Director

James A. Fitzpatrick                                            --                                 --
Vice President

John B. Floyd                                             SunTrust Bank                         Officer
Managing Director

James P. Foster                                           SunTrust Bank                         Officer
Managing Director

Laura B. Friend                                                 --                                 --
Director

Kirsten M. Fuller                                         SunTrust Bank                         Officer
Vice President

Stephen Futch                                                   --                                 --
Director

Elena Fyodorova                                                 --                                 --
Vice President

Michelle Gallo                                                  --                                 --
Vice President

Alan M. Gayle                                                   --                                 --
Managing Director

Allan J. George                                           SunTrust Bank                         Officer
Vice President

Eunice Gillespie                                          SunTrust Bank                      Vice President
Director

Risei Goto                                                      --                                 --
Vice President

George Goudelias                                          SunTrust Bank                         Officer
Managing Director

Jennifer Waddell Graff                                           --                                 --
Vice President

Gregory E. Hallman                                        SunTrust Bank                         Officer
Vice President

Jacob. T. Harper                                          SunTrust Bank                          Officer
Vice President

Neil L. Halpert                                                 --                                 --
Vice President

Melvin E. Hamilton                                        SunTrust Bank                      Vice President
Managing Director

Michael Todd Hill                                         SunTrust Bank                         Officer
Director

Michael J. Honsharuk                                      SunTrust Bank                         Officer
Vice President

Debra M. Hooper                                           SunTrust Bank                      Vice President
Vice President

Deborah A. Hopkins                                              --                                 --
Vice President

NAME                                                  NAME OF OTHER COMPANY          CONNECTION WITH OTHER COMPANY
----                                                  ---------------------          -----------------------------
Christopher A. Jones                                      SunTrust Bank                      Vice President
Managing Director

Christine Y. Keefe                                        SunTrust Bank                      Vice President
Director

Nathaniel J. King                                               --                                 --
Vice President

Michael Kirkpatrick                                             --                                 --
Vice President

James E. Kofron                                           SunTrust Bank                         Officer
Director

Raymond A. Kramer                                               --                                 --
Vice President

Kenneth Kresch                                                  --                                 --
Vice President

Deborah A. Lamb                                        SunTrust Banks, Inc.                     Officer
Managing Director                                         SunTrust Bank                         Officer

Wayne G. Larochelle                                       SunTrust Bank                      Vice President
Managing Director

Gerard Leen                                                     --                                 --
Vice President

Charles B. Leonard                                        SunTrust Bank                         Officer
Managing Director

Carla Leslie                                                    --                                 --
Managing Director

Biron O. Lim                                                    --                                 --
Vice President

Tina Y. Long                                                    --                                 --
Vice President

William J. Longan                                         SunTrust Bank                         Officer
Vice President

J. Randy Loving                                                 --                                 --
Vice President

Scott F. Luxton                                           SunTrust Bank                         Officer
Vice President

Kimberly C. Maichle                                       SunTrust Bank                         Officer
Director

James B. Mallory                                          SunTrust Bank                      Vice President
Vice President

Jennifer Love Mann                                        SunTrust Bank                      Vice President
Vice President

Jeffrey E. Markunas                                       SunTrust Bank                         Officer
Managing Director

Patrick K. Mason                                          SunTrust Bank                      Vice President
Vice President

Michael L. McEachern                                            --                                 --
Managing Director

Andrew S. McGhee                                          SunTrust Bank                       Vice President
Managing Director

Steven McGinty                                                  --                                 --
Vice President

Samuel A. McKnight, Jr.                                   SunTrust Bank                         Officer
Director

Evan B. Melcher                                           SunTrust Bank                         Officer
Director

Thomas A. Meyers                                          SunTrust Bank                         Officer
Managing Director

NAME                                                  NAME OF OTHER COMPANY          CONNECTION WITH OTHER COMPANY
----                                                  ---------------------          -----------------------------
R. Douglas Mitchell                                       SunTrust Bank                         Officer
Vice President

Sharon E. Moran                                                 --                                 --
Vice President

Blake E. Myton                                            SunTrust Bank                         Officer
Vice President

Timothy James Nash                                        SunTrust Bank                      Vice President
Vice President

David W. Neely                                            SunTrust Bank                         Officer
Director

Robert H. Neinken                                         SunTrust Bank                      Vice President
Managing Director

Harold F. Nelson                                          SunTrust Bank                         Officer
Managing Director

Brian M. Nold                                                   --                                 --
Vice President

Brian P. O'Connell                                        SunTrust Bank
Officer
Director

Thomas J. O'Neil                                                --                                 --
Vice President

Cynthia A. Panebianco                                           --                                 --
Vice President

Patrick A. Paparelli                                   SunTrust Banks, Inc.                  Vice President
Managing Director                                         SunTrust Bank                      Vice President

Sheri L. Paquette                                         SunTrust Bank                         Officer
Director

Ty E. Parrish                                             SunTrust Bank                      Vice President
Director

Ashi Parikh                                                     --                                 --
Executive Vice President

Ronnie G. Pennell                                         SunTrust Bank                         Officer
Director

Elliott A. Perny                                          SunTrust Bank                         Officer
Managing Director

Gregory S. Peters                                               --                                 --
Vice President

James M. Phebus Jr.                                       SunTrust Bank                         Officer
Director

Gregory L. Phillips                                             --                                 --
Director

Gary A. Plourde                                           SunTrust Bank                      Vice President
Managing Director

Charles L. Poage                                          SunTrust Bank                         Officer
Vice President

Sean D. Porrello                                                --                                 --
Vice President

Raymond A. Prophater                                      SunTrust Bank                         Officer
Vice President

Curtis A. Pryor                                           SunTrust Bank                         Officer
Vice President

Joseph E. Ransom                                          SunTrust Bank                         Officer
Managing Director

NAME                                                  NAME OF OTHER COMPANY          CONNECTION WITH OTHER COMPANY
----                                                  ---------------------          -----------------------------
David W. Reidy                                                  --                                 --
Vice President

Kristin Hildebrand Ribic                                        --                                 --
Vice President

Mills A. Riddick                                          SunTrust Bank                         Officer
Managing Director

Dina E. Romeo                                                   --                                 --
Vice President

Josie C. Rosson                                           SunTrust Bank                         Officer
Managing Director

Michael C. Sahakian                                       SunTrust Bank                         Officer
Director

James L. Savage                                           SunTrust Bank                         Officer
Director

Diane F. Schmidt                                                --                                 --
Director

Marc H. Schneidau                                         SunTrust Bank                         Officer
Managing Director

Ronald H. Schwartz                                        SunTrust Bank                         Officer
Managing Director

Michael G. Sebesta                                        SunTrust Bank                         Officer
Managing Director

Dusty L. Self                                             SunTrust Bank                         Officer
Director

Robert I. Sherman                                         SunTrust Bank                         Officer
Managing Director

Julia R. Short                                                  --                                 --
Managing Director

Robin J. Shulman                                          SunTrust Bank                         Officer
Managing Director

Atul Sibal                                                      --                                 --
Vice President

Shelly R. Simpson                                                --                                --
Vice President

Edward P. Smith                                           SunTrust Bank                         Officer
Vice President

George D. Smith, Jr.                                      SunTrust Bank                         Officer
Managing Director

Stephen Smith                                                   --                                 --
Vice President

E. Dean Speer                                             SunTrust Bank                         Officer
Director

Ellen E. Spong                                            SunTrust Bank                      Vice President
Managing Director

Jeffrey P. St. Amand                                            --                                 --
Director

Celia S. Stanley                                                --                                 --
Vice President

John H. Stebbins                                       SunTrust Banks, Inc.                  Vice President
Managing Director                                         SunTrust Bank                      Vice President

Chad K. Stephens                                          SunTrust Bank                         Officer
Vice President

Eric D. Storch                                            SunTrust Bank                         Officer
Managing Director

Kimberly Jean Strickland                                      --                                  --
Vice President

E. Sonny Surkin                                           SunTrust Bank                         Officer
Director

William F. Tarry                                          SunTrust Bank                         Officer

NAME                                                  NAME OF OTHER COMPANY          CONNECTION WITH OTHER COMPANY
----                                                  ---------------------          -----------------------------
Vice President

J. Maurice Thomas                                         SunTrust Bank                      Vice President
Vice President

Matthew M. Tollison                                             --                                 --
Vice President

Merlin W. Tolstyk                                               --                                 --
Vice President

Perry A. Troisi                                                 --                                 --
Managing Director

William A. Turner                                               --                                 --
Director

Stuart F. Van Arsdale                                     SunTrust Bank                         Officer
Managing Director

David Walley                                              SunTrust Bank                         Officer
Vice President

David M. Walrod                                                 --                                 --
Vice President

Francis P. Walsh                                                --                                 --
Director

Joseph P. Walsh                                           SunTrust Bank                      Vice President
Vice President

Angela V. Watterson                                             --                                 --
Vice President

George M. Way                                             SunTrust Bank                      Vice President
Director

Adrien D. Webb                                                  --                                 --
Managing Director

Gregory W. Webster                                              --                                 --
Vice President

Peter William Weishaar                                          --                                 --
Vice President

Matthew H. Welden                                               --                                 --
Vice President

Ellen Welsh                                                     --                                 --
Managing Director

Elizabeth Wilson                                          SunTrust Bank                      Vice President
Managing Director

Leslie A. Wilson                                               --                                   --
First Vice President

William L. Wilson, Jr.                                    SunTrust Bank                         Officer
Director

Tom J. Winters                                                  --                                 --
Managing Director

Donald A. Wordell                                         SunTrust Bank                         Officer
Director

Natalie A. Wright                                               --                                 --
Vice President

Stephen M. Yarbrough                                   SunTrust Banks, Inc.                  Vice President
Managing Director

Joseph P. Yarusinski                                      SunTrust Bank                         Officer
Vice President

Steven M. Yates                                           SunTrust Bank                         Officer
Managing Director

Jay A. Young                                              SunTrust Bank                         Officer
Vice President

NAME                                                  NAME OF OTHER COMPANY          CONNECTION WITH OTHER COMPANY
----                                                  ---------------------          -----------------------------
Jonathan M.Yozzo                                                --                                 --
Vice President

Scott Yuschak                                                   --                                 --
Vice President

Sam J. Zona                                                     --                                 --
Managing Director

ITEM 27. PRINCIPAL UNDERWRITERS:

(a) Furnish the name of each investment company (other than the Registrant) for which each principal underwriter currently distributing the securities of the Registrant also acts as a principal underwriter, distributor or investment adviser.

BISYS Fund Services Limited Partnership ("BISYS" or the "Distributor") acts as principal underwriter for the following investment companies:

Allianz Variable Insurance Products Fund of Funds Trust Allianz Variable Insurance Products Trust American Independence Funds Trust
American Performance Funds
The Bjurman, Barry Funds
The Coventry Group
Coventry Funds Trust
Excelsior Funds, Inc.
Excelsior Funds Trust
Excelsior Tax-Exempt Funds, Inc.
First Focus Funds, Inc.
Capital One Funds
Giant 5 Funds
The Hirtle Callaghan Trust
HSBC Advisor Funds Trust
HSBC Investor Funds
Legacy Funds Group
Pacific Capital Funds
STI Classic Funds
The Blue Fund Group
Vintage Mutual Funds, Inc.


BISYS is registered with the SEC as a broker-dealer and is a member of the National Association of Securities Dealers. BISYS' main address is 100 Summer Street. 15th Floor, Boston, Massachusetts 02110. Office of Supervisory Jurisdiction (OSJ) Branch is at 3435 Stelzer Road, Columbus, Ohio 43219. BISYS is an indirect wholly-owned subsidiary of The BISYS Group, Inc.


(b) Furnish the information required by the following table with respect to each director, officer or partner of each principal underwriter named in the answer to Item 19 of Part B. Unless otherwise noted, the business address of each director or officer is 3435 Stelzer Road, Columbus, Ohio 43219. The business address of Messrs. Dobin and Rose is 100 Summer Street, Boston, Massachusetts 02110.

NAME             POSITION AND OFFICE WITH UNDERWRITER   POSITION AND OFFICE WITH REGISTRANT
----             ------------------------------------   -----------------------------------
Bryan K. Bey            President and Director                          None
Elliott Dobin                 Secretary                                 None
Andrew H. Byer         Chief Compliance Officer                         None
Wayne A. Rose     Assistant Chief Compliance Officer                    None
James E. Pike     Financial and Operations Principal                    None

(c) Not Applicable

ITEM 28. LOCATION OF ACCOUNTS AND RECORDS:

Books or other documents required to be maintained by Section 31(a) of the Investment Company Act of 1940, and the rules promulgated thereunder, are maintained as follows:

Books or other documents required to be maintained by Section 31(a) of the Investment Company Act of 1940, and the rules promulgated thereunder, are maintained as follows:

(a) With respect to Rules 31a-1(a); 31a-1(b)(1); (2)(a) and (b); (3); (6); (8);
(12); and 31a-1(d), the required books and records are maintained at the offices of Registrant's custodians:

SunTrust Bank
303 Peachtree Street, N.E.
Atlanta, GA 30308


(b) With respect to Rules 31a-1(a); 31a-1(b)(1),(4); (2)(C) and (D); (4); (5);
(6); (8); (9); (10); (11); and 31a-1(f), the required books and records are maintained at the offices of Registrant's administrator:


BISYS Fund Services, Ohio, Inc.
3435 Stelzer Road
Columbus, Ohio 43219

(c) With respect to Rules 31a-1(b)(5), (6), (9) and (10) and 31a-1(f), the required books and records are maintained at the principal offices of the Registrant's adviser:

Trusco Capital Management, Inc.
50 Hurt Plaza, Suite 1400
Atlanta, Georgia 30303

Trusco Capital Management, Inc.
10 Mountain View Road
Suite C-200
Upper Saddle River, New Jersey 07458

ITEM 29. MANAGEMENT SERVICES: NONE.

ITEM 30. UNDERTAKINGS: NONE.

                                     NOTICE

A copy of the Agreement and Declaration of Trust for the STI Classic Variable Trust (the "Trust") is on file with the Secretary of State of The Commonwealth of Massachusetts and notice is hereby given that this Registration Statement has been executed on behalf of the Trust by an officer of the Trust as an officer and by its trustees as trustees and not individually and the obligations of or arising out of this registration statement are not binding upon any of the trustees, officers, or shareholders individually but are binding only upon the assets and property of the Trust.

                                   SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 (the "Securities Act") and the Investment Company Act of 1940, as amended, the Registrant certifies that it meets the requirement for effectiveness of this Post-Effective Amendment No. 22 to Registrant's Registration Statement (the "Amendment") under rule 485(b) under the Securities Act and has duly caused this Amendment to be signed on its behalf by the undersigned, duly authorized, in the City of Columbus, Ohio as of the 27th day of April 2007.


                                        By: /s/ R. Jeffrey Young
                                            ------------------------------------
                                            R. Jeffrey Young,
                                            President and Chief Executive
                                            Officer

Pursuant to the requirements of the Securities Act, this Amendment has been signed below by the following persons in the capacity and as of the dates indicated.



/s/ Jeffrey M. Biggar*                Trustee                   April 27, 2007
-----------------------------------
Jeffrey M. Biggar


/s/ F. Wendell Gooch*                 Trustee                   April 27, 2007
-----------------------------------
F. Wendell Gooch


/s/ James O. Robbins*                 Trustee                   April 27, 2007
-----------------------------------
James O. Robbins


/s/ Clarence H. Ridley*               Trustee                   April 27, 2007
-----------------------------------
Clarence H. Ridley


/s/ Warren Y. Jobe*                   Trustee                   April 27, 2007
-----------------------------------
Warren Y. Jobe


/s/ Charles D. Winslow*               Trustee                   April 27, 2007
-----------------------------------
Charles D. Winslow


/s/ Sidney E. Harris*                 Trustee                   April 27, 2007
-----------------------------------
Sidney E. Harris


/s/ Connie D. McDaniel*               Trustee                   April 27, 2007
-----------------------------------
Connie D. McDaniel


/s/ R. Jeffrey Young                  President and             April 27, 2007
-----------------------------------   Chief Executive Officer
R. Jeffrey Young


/s/ Martin R. Dean                    Treasurer and Chief       April 27, 2007
-----------------------------------   Financial Officer
Martin R. Dean


* By: /s/ Cynthia Surprise
      -----------------------------
      Cynthia Surprise, pursuant to
      the powers of attorney filed
      herewith

                                STI CLASSIC FUNDS
                           STI CLASSIC VARIABLE TRUST

                                POWER OF ATTORNEY

     KNOWN ALL MEN BY THESE PRESENTS, that each of the undersigned as trustees of STI Classic Funds and STI Classic Variable Trust (each, a "Trust"), business trusts organized under the laws of the Commonwealth of Massachusetts, hereby constitutes and appoints Jennifer English and Cynthia Surprise, and each of them singly, his or her true and lawful attorney-in-fact and agent with full power of substitution and resubstitution, to sign for him or her and in his or her name, place and stead, and in the capacity indicated below, to sign any and all Registration Statements and all amendments thereto relating to the offering of each Trust's shares under the provisions of the Investment Company Act of 1940 and/or the Securities Act of 1933, each such Act as amended, and to file the same, with all exhibits thereto, and other documents in connection therewith, with the Securities and Exchange Commission, granting unto said attorneys-in-fact and agents, and each of them, acting alone, full power and authority to do and perform each and every act and thing requisite or necessary to be done in and about the premises, as fully to all intents and purposes as he or she might or could do in person, hereby ratifying and confirming all that said attorneys-in-fact and agents or any of them, or their substitute or substitutes, may lawfully do or cause to be done by virtue hereof.

     IN WITNESS WHEREOF, the undersigned have herewith set their names as of the 21st day of February 2007.


/s/ F. Wendell Gooch                    /s/ Sidney E. Harris
-------------------------------------   ----------------------------------------
F. Wendell Gooch, Trustee               Sidney E. Harris, Trustee


/s/ Warren Y. Jobe                      /s/ Connie D. McDaniel
-------------------------------------   ----------------------------------------
Warren Y. Jobe, Trustee                 Connie D. McDaniel, Trustee


/s/ Clarence H. Ridley                  /s/ James O. Robbins
-------------------------------------   ----------------------------------------
Clarence H. Ridley, Trustee             James O. Robbins, Trustee


/s/ Charles D. Winslow                  /s/ Jeffrey M. Biggar
-------------------------------------   ----------------------------------------
Charles D. Winslow, Trustee             Jeffrey M. Biggar

EXHIBIT INDEX



Number   Exhibit
------   -------
(d)(1)   Amended and Restated Investment Advisory Agreement
(i)      Opinion and Consent of Counsel
(j)      Consent of Independent Registered Public Accounting Firm
(p)(1)   Code of Ethics of the Registrant
(p)(2)   Code of Ethics of BISYS Fund Services Limited Partnership